UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Series International Index Fund Fidelity® Series International Index Fund : FHLFX

This annual shareholder report contains information about Fidelity® Series International Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Index Fund	$ 2	0.01%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 22% and contributed most to the fund's performance for the fiscal year, followed by Japan (+25%).
•By sector, financials gained 41% and contributed most. Industrials, which gained 32%, also helped, benefiting from the capital goods industry (+41%), as did information technology, which advanced 28%. The consumer discretionary sector rose 16%, while communication services gained about 32% and utilities advanced approximately 30%. Other contributors included the consumer staples (+10%), energy (+18%), materials (+6%) and real estate (+13%) sectors.
•In contrast, from a sector standpoint, health care returned roughly -2% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-4%).
•Turning to individual stocks, the top contributor was ASML Holding (+58%), from the semiconductors & semiconductor equipment category. In telecommunication services, SoftBank gained 182% and lifted the fund. HSBC Holdings (+61%) and Banco Santander (+113%), within the banks group, boosted the fund. Lastly, Sony (+65%), from the consumer durables & apparel industry, also boosted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category. Within the same group, CSL (-37%) hurt the fund's performance. Recruit Holdings (-20%), from the commercial & professional services category, hurt. Keyence, within the technology hardware & equipment category, returned about -18% and hurt the fund. Lastly, Diageo (-23%), from the food, beverage & tobacco industry, also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series International Index Fund	23.59%	12.47%	8.17%
MSCI EAFE Index	23.38%	12.58%	8.29%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$692,682,485
Number of Holdings	698
Total Advisory Fee	$0
Portfolio Turnover	8%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.0
Industrials	19.3
Health Care	10.6
Consumer Discretionary	10.0
Information Technology	8.8
Consumer Staples	7.4
Materials	5.3
Communication Services	4.6
Utilities	3.4
Energy	2.9
Real Estate	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.4
United States - 11.7
United Kingdom - 11.1
Germany - 9.3
France - 9.1
Australia - 6.8
Switzerland - 4.8
Netherlands - 4.4
Spain - 3.4
Others - 17.0

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.1
SAP SE	1.4
Astrazeneca PLC	1.3
Nestle SA	1.2
HSBC Holdings PLC	1.2
Novartis AG	1.2
Siemens AG	1.2
Roche Holding AG	1.1
Shell PLC	1.1
Toyota Motor Corp	1.1
12.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914000.101    3226-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Japan Stock Index Fund Fidelity® SAI Japan Stock Index Fund : FSJPX

This annual shareholder report contains information about Fidelity® SAI Japan Stock Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Japan Stock Index Fund	$ 14	0.12%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•By sector, industrials gained 28% and contributed most, driven by the capital goods industry (+39%). Financials stocks also helped (+31%), benefiting from the banks industry (+43%). Communication services rose about 60%, information technology gained roughly 31%, and consumer discretionary advanced approximately 24%. Other contributors included the real estate (+23%), consumer staples (+8%), energy (+30%) and utilities (+20%) sectors.
•In contrast, from a sector standpoint, health care returned -7% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-9%). Materials (-2%) also hurt.
•Turning to individual stocks, the top contributor was SoftBank (+180%), from the telecommunication services industry. In consumer durables & apparel, Sony (+65%) lifted the fund. Advantest (+148%), from the semiconductors & semiconductor equipment industry, boosted the fund. Mitsubishi UFJ Financial (+45%), a stock in the banks industry, helped. Lastly, in capital goods, Mitsubishi Heavy Industries (+110%) also boosted the fund.
•Conversely, the biggest detractor was Recruit Holdings (-20%), from the commercial & professional services category. Keyence (-18%), a stock in the technology hardware & equipment category, hurt the fund. In pharmaceuticals, biotechnology & life sciences, Daiichi Sankyo returned -26% and hindered the fund. Shin-Etsu Chemical (-19%), from the materials sector, detracted. Lastly, NIDEC (-39%), from the capital goods category, also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 27, 2021 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Japan Stock Index Fund	27.12%	7.35%
MSCI Japan Index	25.34%	7.50%
A   From May 27, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$667,882,970
Number of Holdings	184
Total Advisory Fee	$695,647
Portfolio Turnover	8%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Consumer Discretionary	17.1
Financials	15.4
Information Technology	14.4
Communication Services	9.4
Health Care	6.2
Consumer Staples	4.8
Materials	3.1
Real Estate	2.2
Utilities	1.0
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 98.9
United States - 1.1

TOP HOLDINGS (% of Fund's net assets)
Toyota Motor Corp	4.3
Mitsubishi UFJ Financial Group Inc	3.9
Sony Group Corp	3.8
SoftBank Group Corp	3.7
Hitachi Ltd	3.5
Advantest Corp	2.5
Sumitomo Mitsui Financial Group Inc	2.2
Tokyo Electron Ltd	2.2
Mitsubishi Heavy Industries Ltd	2.1
Nintendo Co Ltd	2.1
30.3
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914017.101    6418-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® SAI International Small Cap Index Fund Fidelity® SAI International Small Cap Index Fund : FSISX

This annual shareholder report contains information about Fidelity® SAI International Small Cap Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Small Cap Index Fund	$ 11	0.10%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Japan gained about 24% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+24%).
•By sector, industrials gained about 27% and contributed most, driven by the capital goods industry (+33%). Financials, which gained 46%, also helped, as did materials, which advanced 34%. The information technology sector rose roughly 25%, while consumer discretionary gained about 17% and real estate advanced approximately 18%. Other contributors included the communication services (+22%), utilities (+32%), energy (+21%), health care (+4%) and consumer staples (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Ibiden (+210%), from the technology hardware & equipment category. In consumer discretionary distribution & retail, Ryohin Keikaku (+180%) boosted the fund. IHI (+80%) and Ebara (+77%), from the capital goods industry, boosted the fund. Lastly, Phoenix Financial (+224%), from the insurance group, also boosted the fund.
•Conversely, the biggest detractor was B&M European Value Retail (-49%), from the consumer discretionary distribution & retail group. In pharmaceuticals, biotechnology & life sciences, Gerresheimer returned -62% and hurt the fund's performance. In food, beverage & tobacco, Tate & Lyle (-46%) hurt the fund. In commercial & professional services, Arcadis returned -30% and hurt the fund. Lastly, IDP Education, within the consumer services group, returned -59% and also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 27, 2021 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI International Small Cap Index Fund	25.05%	3.33%
MSCI EAFE Small Cap Index	24.78%	3.46%
MSCI EAFE Index	23.38%	7.23%
A   From May 27, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$941,595,481
Number of Holdings	2,030
Total Advisory Fee	$839,089
Portfolio Turnover	18%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.1
Financials	12.6
Consumer Discretionary	12.1
Real Estate	11.3
Materials	10.3
Information Technology	9.6
Health Care	5.3
Consumer Staples	5.2
Communication Services	4.1
Energy	2.6
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 35.7
United Kingdom - 11.5
Australia - 10.8
Sweden - 5.0
Switzerland - 4.3
Israel - 4.1
Germany - 4.1
France - 3.1
Italy - 2.9
Others - 18.5

TOP HOLDINGS (% of Fund's net assets)
Ebara Corp	0.5
Ibiden Co Ltd	0.4
BAWAG Group AG	0.4
Weir Group PLC/The	0.4
St James's Place PLC	0.4
Lynas Rare Earths Ltd	0.4
Diploma PLC	0.3
Tower Semiconductor Ltd	0.3
PSP Swiss Property AG	0.3
Endeavour Mining PLC (United Kingdom)	0.2
3.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914016.101    6417-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Canada Equity Index Fund Fidelity® SAI Canada Equity Index Fund : FSCJX

This annual shareholder report contains information about Fidelity® SAI Canada Equity Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Canada Equity Index Fund	$ 14	0.12%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, financials gained 30% and contributed most. Information technology stocks also helped (+66%), benefiting from the software & services industry (+54%). Materials rose roughly 50%, energy gained 15%, and utilities advanced approximately 24%. Other contributors included the consumer discretionary (+16%), consumer staples (+11%), industrials (+2%) and communication services (+7%) sectors.
•Conversely, from a sector standpoint, real estate returned -16% and detracted most.
•Turning to individual stocks, the biggest contributor was Shopify (+122%), from the software & services industry. In banks, Toronto Dominion Bank (+54%) and Royal Bank of Canada (+25%) lifted the fund. Agnico Eagle Mines (+89%), a stock in the materials sector, contributed. Lastly, Celestica (+222%), from the technology hardware & equipment category, also boosted the fund.
•In contrast, the biggest detractor was Constellation Software (-13%), from the software & services category. From the same group, CGI (-21%) hindered the fund. Lastly, Canadian National Railway (-9%), Canadian Pacific Kansas City (-6%) and TFI International (-32%), from the transportation group, also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2024 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Canada Equity Index Fund	27.68%	25.97%
MSCI Canada Index	28.17%	26.15%
A   From July 11, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$10,883,868,096
Number of Holdings	86
Total Advisory Fee	$5,972,950
Portfolio Turnover	5%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	36.7
Energy	15.7
Materials	13.9
Information Technology	12.8
Industrials	10.1
Consumer Staples	3.7
Consumer Discretionary	3.1
Utilities	2.6
Communication Services	0.9
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 96.4
Brazil - 1.7
United States - 0.7
Zambia - 0.6
Chile - 0.4
Congo Democratic Republic Of - 0.2

TOP HOLDINGS (% of Fund's net assets)
Shopify Inc Class A	8.0
Royal Bank of Canada	7.8
Toronto Dominion Bank	5.3
Enbridge Inc	3.8
Brookfield Corp Class A	3.6
Bank of Montreal	3.4
Bank of Nova Scotia/The	3.1
Agnico Eagle Mines Ltd/CA	3.0
Canadian Imperial Bank of Commerce	2.9
Canadian Natural Resources Ltd	2.5
43.4
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916853.101    7628-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Global ex U.S. Low Volatility Index Fund Fidelity® SAI Global ex U.S. Low Volatility Index Fund : FSGJX

This annual shareholder report contains information about Fidelity® SAI Global ex U.S. Low Volatility Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Global ex U.S. Low Volatility Index Fund	$ 20	0.19%
What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 17% and contributed most to the fund's performance for the fiscal year, followed by Japan (+12%).
•By sector, financials gained about 27% and contributed most, driven by the banks industry (+31%). Utilities stocks also helped (+20%). Communication services rose roughly 15%, consumer discretionary gained approximately 24%, and consumer staples advanced 8%. Other contributors included the information technology (+11%), real estate (+22%), energy (+10%) and industrials (+4%) sectors.
•In contrast, from a sector standpoint, health care returned -4% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-5%). Materials (-6%) also hurt.
•Turning to individual stocks, the biggest contributor was Agricultural Bank of China (+62%), from the banks group. From the same group, China Construction Bank (+36%) and Industrial & Commercial Bank of China (+36%) lifted the fund. In semiconductors & semiconductor equipment, Taiwan Semiconductor Manufacturing (+53%) helped. Lastly, Orange (+55%), a stock in the telecommunication services group, also helped.
•Conversely, the biggest detractor was Novo Nordisk (-57%), from the pharmaceuticals, biotechnology & life sciences category. In commercial & professional services, Wolters Kluwer returned -26% and hurt the fund's performance. Another notable detractor was Beiersdorf (-21%), a stock in the household & personal products category. BCE, within the telecommunication services group, returned -24% and also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 25, 2024 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Global ex U.S. Low Volatility Index Fund	12.96%	11.21%
Fidelity Global ex U.S. Low Volatility Focus Index NR	12.98%	11.22%
MSCI ACWI (All Country World Index) ex USA Index	24.93%	21.48%
A   From July 25, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$5,138,362,009
Number of Holdings	218
Total Advisory Fee	$7,137,857
Portfolio Turnover	38%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.7
Consumer Staples	10.8
Communication Services	10.5
Health Care	10.3
Industrials	9.8
Information Technology	8.6
Utilities	8.2
Consumer Discretionary	7.0
Energy	4.3
Real Estate	2.3
Materials	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.0
China - 12.2
United States - 10.9
Taiwan - 10.3
Canada - 9.2
India - 8.5
United Kingdom - 5.7
Saudi Arabia - 3.2
Netherlands - 2.8
Others - 17.2

TOP HOLDINGS (% of Fund's net assets)
Astrazeneca PLC	2.4
Novartis AG	2.3
Roche Holding AG	2.2
Taiwan Semiconductor Manufacturing Co Ltd	1.8
Nestle SA	1.8
China Construction Bank Corp H Shares	1.7
Industrial & Commercial Bank of China Ltd H Shares	1.7
Saudi Arabian Oil Co	1.6
Bank of China Ltd H Shares	1.6
National Grid PLC	1.6
18.7
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916855.101    7629-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity ZERO® Total Market Index Fund Fidelity ZERO® Total Market Index Fund : FZROX

This annual shareholder report contains information about Fidelity ZERO® Total Market Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained 38% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+34%), benefiting from the medi & entertainment industry (+37%). Consumer discretionary rose 22%, financials gained approximately 14%, and industrials advanced about 18%. Other contributors included the utilities (+16%), health care (+2%), energy (+4%) and consumer staples (+1%) sectors.
•Conversely, materials returned approximately -3% and detracted most. Real estate (-1%) also hurt, hampered by the equity real estate investment trusts industry (-3%).
•Turning to individual stocks, the top contributor was NVIDIA (+53%), from the semiconductors & semiconductor equipment category. From the same industry, Broadcom (+120%) helped. Alphabet, within the media & entertainment group, gained about 65% and helped. Another notable contributor was Microsoft (+28%), a stock in the software & services category. Lastly, Apple (+20%), from the technology hardware & equipment industry, also lifted the fund.
•In contrast, the biggest detractor was UnitedHealth (-38%), from the health care equipment & services industry. In financial services, Fiserv (-66%) hurt the fund's performance. Adobe (-29%) and Accenture (-26%), from the software & services group, hurt. Lastly, Comcast (-34%), a stock in the media & entertainment industry, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 2, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity ZERO® Total Market Index Fund	20.98%	16.88%	14.10%
Fidelity U.S. Total Investable Market Index℠	20.98%	16.86%	14.08%
S&P 500® Index	21.45%	17.64%	14.81%
A   From August 2, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$31,762,342,534
Number of Holdings	2,553
Total Advisory Fee	$0
Portfolio Turnover	3%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.2
Financials	13.1
Consumer Discretionary	10.5
Industrials	9.5
Communication Services	9.4
Health Care	9.3
Consumer Staples	4.4
Energy	2.9
Utilities	2.3
Real Estate	2.2
Materials	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
United Kingdom - 0.1
Switzerland - 0.1
Netherlands - 0.1
Canada - 0.1
Thailand - 0.0
Puerto Rico - 0.0
Bermuda - 0.0
Sweden - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.2
Microsoft Corp	5.9
Amazon.com Inc	3.6
Broadcom Inc	2.7
Alphabet Inc Class A	2.6
Meta Platforms Inc Class A	2.1
Alphabet Inc Class C	2.0
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.4
36.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914001.101    3227-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity ZERO® Large Cap Index Fund Fidelity ZERO® Large Cap Index Fund : FNILX

This annual shareholder report contains information about Fidelity ZERO® Large Cap Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Large Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 38% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+35%), benefiting from the media & entertainment industry (+38%). Consumer discretionary rose 25%, financials gained roughly 15%, and industrials advanced approximately 18%. Other contributors included the utilities (+14%), energy (+2%), health care (+1%) and consumer staples (+1%) sectors.
•In contrast, materials returned -4% and detracted most. Real estate (-1%) also hurt, hampered by the equity real estate investment trusts industry (-1%).
•Turning to individual stocks, the top contributor was NVIDIA (+53%), from the semiconductors & semiconductor equipment category. Within the same industry, Broadcom (+120%) lifted the fund. In media & entertainment, Alphabet gained approximately 65% and contributed. Microsoft (+28%), from the software & services industry, helped. Lastly, Apple (+20%), from the technology hardware & equipment industry, also helped.
•Conversely, the biggest detractor was UnitedHealth (-38%), from the health care equipment & services industry. Another notable detractor was Fiserv (-66%), a stock in the financial services category. Adobe (-29%) and Accenture (-26%), within the software & services group, hindered the fund. Lastly, in media & entertainment, Comcast returned -34% and also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 13, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity ZERO® Large Cap Index Fund	22.01%	17.42%	14.71%
Fidelity U.S. Large Cap Index℠	22.01%	17.40%	14.69%
S&P 500® Index	21.45%	17.64%	14.59%
A   From September 13, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$15,796,427,160
Number of Holdings	512
Total Advisory Fee	$0
Portfolio Turnover	3%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.4
Financials	12.8
Consumer Discretionary	10.4
Communication Services	10.0
Health Care	9.0
Industrials	8.1
Consumer Staples	4.5
Energy	2.8
Utilities	2.3
Materials	1.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.7
Switzerland - 0.1
Netherlands - 0.1
United Kingdom - 0.1
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Apple Inc	6.8
Microsoft Corp	6.6
Amazon.com Inc	4.0
Broadcom Inc	3.0
Alphabet Inc Class A	2.8
Meta Platforms Inc Class A	2.4
Alphabet Inc Class C	2.2
Tesla Inc	2.2
Berkshire Hathaway Inc Class B	1.5
39.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914004.101    3231-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity ZERO® International Index Fund Fidelity ZERO® International Index Fund : FZILX

This annual shareholder report contains information about Fidelity ZERO® International Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained approximately 30% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+23%).
•By sector, financials gained roughly 34% and contributed most. Information technology, which gained 42%, also helped, as did industrials, which advanced about 30%, lifted by the capital goods industry (+41%). The communication services sector rose 39%, while consumer discretionary gained 17% and materials advanced about 19%. Other contributors included the energy (+15%), utilities (+23%), consumer staples (+9%), real estate (+13%) and health care (+0%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment category. From the same industry, ASML Holding (+58%) lifted the fund. In technology hardware & equipment, Samsung Electronics (+78%) lifted the fund. In media & entertainment, Tencent Holdings (+57%) helped. Lastly, Alibaba (+77%), from the consumer discretionary distribution & retail category, also lifted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences group. From the same industry, CSL returned -37% and hurt the fund. Meituan, within the consumer services category, returned -44% and hurt the fund's performance. In commercial & professional services, Recruit Holdings returned -20% and hurt the fund's performance. Lastly, Keyence (-18%), a stock in the technology hardware & equipment industry, also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 2, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity ZERO® International Index Fund	26.07%	11.58%	7.80%
Fidelity Global ex U.S. Index℠	25.93%	11.74%	8.01%
MSCI ACWI (All Country World Index) ex USA Index	25.17%	11.37%	7.67%
A   From August 2, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$7,442,117,678
Number of Holdings	2,181
Total Advisory Fee	$0
Portfolio Turnover	3%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Industrials	15.3
Information Technology	14.8
Consumer Discretionary	10.4
Health Care	6.9
Materials	6.0
Communication Services	5.6
Consumer Staples	5.5
Energy	4.0
Utilities	2.8
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.3
United States - 8.2
China - 7.7
Canada - 7.6
United Kingdom - 7.0
Taiwan - 6.6
Germany - 5.3
France - 5.0
Australia - 4.5
Others - 31.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	3.5
Tencent Holdings Ltd	1.5
ASML Holding NV	1.3
Alibaba Group Holding Ltd	1.3
Samsung Electronics Co Ltd	1.2
SAP SE	0.8
Astrazeneca PLC	0.8
HSBC Holdings PLC	0.8
Toyota Motor Corp	0.8
Nestle SA	0.7
12.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914002.101    3228-TSRA-1225

ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity ZERO® Extended Market Index Fund Fidelity ZERO® Extended Market Index Fund : FZIPX

This annual shareholder report contains information about Fidelity ZERO® Extended Market Index Fund for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Extended Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained about 21% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+35%). Information technology stocks also helped (+28%). Financials rose approximately 8%, health care gained 10%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+18%), and communication services advanced 19%. Other contributors included the utilities (+29%), energy (+19%), consumer discretionary (+1%) and materials (+3%) sectors.
•Conversely, consumer staples returned approximately -5% and detracted most. This group was hampered by the food, beverage & tobacco industry (-15%). Real estate (-2%) also hurt, hampered by the equity real estate investment trusts industry (-5%).
•Turning to individual stocks, the biggest contributor was Bloom Energy (+1277%), from the capital goods group. Within the same group, Comfort Systems USA gained 148% and boosted the fund. Sandisk, within the technology hardware & equipment category, gained approximately 537% and lifted the fund. Credo Technology (+398%), a stock in the semiconductors & semiconductor equipment industry, lifted the fund. Lastly, SoFi Technologies, within the financial services group, gained roughly 166% and also contributed.
•In contrast, the biggest detractor was Sarepta Therapeutics (-81%), from the pharmaceuticals, biotechnology & life sciences group. From the same group, Vaxcyte returned approximately -57% and hindered the fund. FMC, within the materials sector, returned roughly -75% and detracted. In transportation, Saia (-40%) hurt the fund's performance. Lastly, in software & services, Manhattan Associates returned -31% and also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 13, 2018 through October 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity ZERO® Extended Market Index Fund	12.75%	12.73%	8.29%
Fidelity U.S. Extended Investable Market Index℠	12.63%	12.61%	8.20%
S&P 500® Index	21.45%	17.64%	14.59%
A   From September 13, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$2,001,103,440
Number of Holdings	2,044
Total Advisory Fee	$0
Portfolio Turnover	13%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.3
Financials	16.4
Information Technology	14.7
Health Care	12.4
Consumer Discretionary	11.2
Real Estate	6.1
Materials	4.3
Communication Services	3.8
Energy	3.5
Consumer Staples	3.4
Utilities	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.7
United Kingdom - 0.8
Canada - 0.3
Thailand - 0.2
Puerto Rico - 0.2
Bermuda - 0.2
Sweden - 0.2
Switzerland - 0.1
Netherlands - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
SoFi Technologies Inc Class A	0.6
Comfort Systems USA Inc	0.5
Pure Storage Inc Class A	0.5
EMCOR Group Inc	0.5
Anglogold Ashanti Plc	0.5
Bloom Energy Corp Class A	0.5
Credo Technology Group Holding Ltd	0.5
Ciena Corp	0.5
Rocket Lab Corp	0.5
Sandisk Corp/DE	0.4
5.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914003.101    3230-TSRA-1225

Item 2.

Code of Ethics

As of the end of the period, October 31, 2025, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI International Small Cap Index Fund, Fidelity Series International Index Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2025  FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$45,700	$-	$6,700	$600
Fidelity Series International Index Fund	$58,900	$-	$6,700	$700
Fidelity ZERO Extended Market Index Fund	$66,500	$-	$5,300	$800
Fidelity ZERO International Index Fund	$53,800	$-	$6,700	$700
Fidelity ZERO Large Cap Index Fund	$44,300	$-	$5,300	$600
Fidelity ZERO Total Market Index Fund	$42,300	$-	$5,300	$500

October 31, 2024 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$44,200	$-	$10,200	$1,100
Fidelity Series International Index Fund	$56,900	$-	$10,000	$1,300
Fidelity ZERO Extended Market Index Fund	$64,400	$-	$8,200	$1,400
Fidelity ZERO International Index Fund	$52,000	$-	$10,000	$1,200
Fidelity ZERO Large Cap Index Fund	$42,900	$-	$8,200	$1,000
Fidelity ZERO Total Market Index Fund	$39,500	$-	$7,700	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Canada Equity Index Fund, Fidelity SAI Global ex U.S. Low Volatility Index Fund, and Fidelity SAI Japan Stock Index Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2025  FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Canada Equity Index Fund	$43,600	$2,400	$8,900	$800
Fidelity SAI Global ex U.S. Low Volatility Index Fund	$43,300	$1,900	$7,000	$600
Fidelity SAI Japan Stock Index Fund	$52,500	$3,000	$5,800	$1,000

October 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Canada Equity Index Fund	$30,400	$800	$11,500	$300
Fidelity SAI Global ex U.S. Low Volatility Index Fund	$25,000	$700	$9,800	$200
Fidelity SAI Japan Stock Index Fund	$51,000	$4,700	$11,600	$1,600

A Amounts may reflect rounding.
B Fidelity SAI Canada Equity Index Fund commenced operations on July 11, 2024 and Fidelity SAI Global ex U.S. Low Volatility Index Fund commenced operations on July 25, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2025 A	October 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2025 A	October 31, 2024A,B
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Canada Equity Index Fund and Fidelity SAI Global ex U.S. Low Volatility Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2025 A	October 31, 2024A,B
Deloitte Entities PwC	$2,472,100 13,783,000	$3,410,200 15,372,300

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Canada Equity Index Fund and Fidelity SAI Global ex U.S. Low Volatility Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity ZERO® Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Annual Report
October 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity ZERO® Extended Market Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	31,382	730,259
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	57,715	634,865
Liberty Global Ltd Class C (b)	33,559	374,183

TOTAL BELGIUM		1,009,048
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	16,520	158,922
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	14,211	3,610,873
TOTAL BERMUDA		3,769,795
CANADA - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	28,931	151,020
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	7,366	449,326
Information Technology - 0.3%
Software - 0.3%
D-Wave Quantum Inc (b)	102,271	3,790,163
Hut 8 Corp (United States) (b)	28,383	1,437,883
		5,228,046
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	14,065	257,811
TOTAL CANADA		6,086,203
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	59,553	320,395
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	17,459	92,533
Paper & Forest Products - 0.0%
Mercer International Inc	13,459	28,264
TOTAL GERMANY		120,797
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	146,661	230,258
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	11,076	139,447
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	12,856	138,202
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	4,478	309,922
TOTAL IRELAND		587,571
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	47,988	631,042
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	37,464	1,120,923
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	11,371	701,591
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
uniQure NV (b)	18,319	1,240,013
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	5,125	68,368
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	10,006	78,047
Liberty Latin America Ltd Class C (b)	37,518	296,767
		374,814
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	48,355	942,439
Ofg Bancorp	13,614	526,317
Popular Inc	20,352	2,268,638
		3,737,394
Financial Services - 0.0%
EVERTEC Inc	19,506	555,336
TOTAL FINANCIALS		4,292,730

TOTAL PUERTO RICO		4,667,544
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	15,967	637,562
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	21,340	2,492,512
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	30,966	563,581
TOTAL SWEDEN		3,056,093
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	41,385	701,062
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	27,504	1,759,981
TOTAL SWITZERLAND		2,461,043
THAILAND - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	5,293	124,862
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	10,824	4,768,730
TOTAL THAILAND		4,893,592
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	8,627	76,780
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	124,101	5,131,576
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	8,091	98,710
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc	128,052	8,707,537
TOTAL UNITED KINGDOM		14,014,603
UNITED STATES - 97.5%
Communication Services - 3.7%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	5,504	111,290
AST SpaceMobile Inc Class A (b)(c)	70,728	5,675,922
Atn International Inc	3,063	44,504
Bandwidth Inc Class A (b)	8,324	134,433
Cogent Communications Holdings Inc	14,318	590,618
Frontier Communications Parent Inc (b)	75,468	2,849,672
Globalstar Inc (b)	15,221	828,175
IDT Corp Class B	6,325	320,425
Iridium Communications Inc	31,927	611,402
Lumen Technologies Inc (b)	285,283	2,932,709
Shenandoah Telecommunications Co	14,088	173,564
Uniti Group Inc (b)	53,751	309,606
		14,582,320
Entertainment - 0.7%
AMC Entertainment Holdings Inc Class A (b)	153,712	398,114
Atlanta Braves Holdings Inc Class A (b)	2,833	122,215
Atlanta Braves Holdings Inc Class C (b)	13,851	564,013
Cinemark Holdings Inc	30,678	828,613
Eventbrite Inc Class A (b)	21,839	50,448
Madison Square Garden Entertainment Corp Class A (b)	12,373	546,392
Madison Square Garden Sports Corp Class A (b)	5,402	1,158,135
Marcus Corp/The	7,347	105,797
Roku Inc Class A (b)	39,341	4,175,261
Sphere Entertainment Co Class A (b)(c)	8,261	565,713
Starz Entertainment Corp	3,765	39,570
TKO Group Holdings Inc Class A	20,837	3,925,691
Vivid Seats Inc Class A (b)(c)	1,371	17,014
Warner Music Group Corp Class A	44,064	1,408,285
		13,905,261
Interactive Media & Services - 1.0%
Angi Inc Class A (b)	10,946	145,253
Bumble Inc Class A (b)	23,682	131,435
Cargurus Inc Class A (b)	25,731	903,673
Cars.com Inc (b)	17,532	188,294
EverQuote Inc Class A (b)	8,333	179,493
fuboTV Inc Class A (b)	105,122	397,361
IAC Inc Class A (b)	20,190	650,522
Match Group Inc	72,596	2,347,755
MediaAlpha Inc Class A (b)	9,932	126,633
Nextdoor Holdings Inc Class A (b)	65,747	128,207
QuinStreet Inc (b)	17,161	253,811
Reddit Inc Class A (b)	37,398	7,814,312
Rumble Inc Class A (b)(c)	33,986	233,144
Shutterstock Inc	7,721	193,257
Snap Inc Class A (b)	333,418	2,600,660
TripAdvisor Inc Class A	34,800	558,888
Trump Media & Technology Group Corp (b)(c)	48,250	739,431
Vimeo Inc Class A (b)	47,461	370,196
Yelp Inc Class A (b)	17,910	590,672
Ziff Davis Inc (b)	12,236	414,800
ZipRecruiter Inc Class A (b)	18,745	87,163
ZoomInfo Technologies Inc (b)	84,066	943,221
		19,998,181
Media - 1.2%
Altice USA Inc Class A (b)	76,991	171,690
AMC Networks Inc Class A (b)	10,806	81,909
Boston Omaha Corp (b)	6,720	85,478
Cable One Inc	1,439	213,763
Cardlytics Inc (b)(c)	16,205	31,438
Clear Channel Outdoor Holdings Inc (b)	100,441	181,798
DoubleVerify Holdings Inc (b)	40,639	462,472
EchoStar Corp Class A (b)(c)	40,618	3,041,070
EW Scripps Co/The Class A (b)	18,108	44,002
Gannett Co Inc (b)	37,756	200,107
Gray Media Inc	24,968	114,104
Ibotta Inc Class A (b)(c)	4,316	139,234
iHeartMedia Inc Class A (b)	35,445	105,272
Integral Ad Science Holding Corp (b)	22,851	233,309
Interpublic Group of Cos Inc/The	110,759	2,842,076
John Wiley & Sons Inc Class A	12,545	462,534
Liberty Broadband Corp Class A (b)	5,657	302,593
Liberty Broadband Corp Class C (b)	34,940	1,880,471
Magnite Inc (b)	42,701	763,494
National CineMedia Inc	28,977	128,078
New York Times Co/The Class A	48,936	2,788,863
News Corp Class A	121,727	3,225,766
News Corp Class B	30,238	921,352
Nexstar Media Group Inc	8,616	1,686,410
Paramount Skydance Corp Class B (c)	93,278	1,435,548
PubMatic Inc Class A (b)	10,256	85,740
Scholastic Corp	6,951	199,285
Sinclair Inc Class A	12,808	174,957
Sirius XM Holdings Inc (c)	57,158	1,239,757
Stagwell Inc Class A (b)	34,259	162,730
TechTarget Inc (c)	7,929	43,530
TEGNA Inc	48,581	955,588
Thryv Holdings Inc (b)	12,650	97,532
WideOpenWest Inc (b)	13,531	69,414
		24,571,364
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	4,356	213,967
Gogo Inc (b)(c)	22,277	202,721
NII Holdings Inc (b)(c)(d)	10,174	0
Spok Holdings Inc	6,388	91,285
Telephone and Data Systems Inc	29,747	1,154,779
		1,662,752
TOTAL COMMUNICATION SERVICES		74,719,878

Consumer Discretionary - 11.0%
Automobile Components - 1.0%
Adient PLC (b)	24,773	574,486
American Axle & Manufacturing Holdings Inc (b)	36,070	223,634
BorgWarner Inc	65,320	2,806,147
Cooper-Standard Holdings Inc (b)	5,275	159,411
Dana Inc	39,571	803,291
Dorman Products Inc (b)	8,394	1,125,887
Fox Factory Holding Corp (b)	12,705	280,908
Gentex Corp	66,353	1,555,978
Gentherm Inc (b)	9,324	343,123
Goodyear Tire & Rubber Co/The (b)	85,590	589,715
LCI Industries	7,281	753,511
Lear Corp	16,162	1,691,353
Luminar Technologies Inc Class A (b)(c)	18,973	22,008
Modine Manufacturing Co (b)	15,852	2,428,685
Patrick Industries Inc	10,056	1,049,545
Phinia Inc	11,872	616,276
QuantumScape Corp Class A (b)	131,126	2,417,963
Solid Power Inc (b)	50,575	317,611
Standard Motor Products Inc	6,485	240,788
Stoneridge Inc (b)	7,657	52,144
Visteon Corp	8,247	883,749
XPEL Inc (b)(e)	7,508	256,023
		19,192,236
Automobiles - 0.3%
Harley-Davidson Inc	36,806	993,026
Lucid Group Inc (b)(c)	38,760	687,990
Rivian Automotive Inc Class A (b)(c)	241,206	3,273,165
Thor Industries Inc	16,073	1,677,218
Winnebago Industries Inc	8,492	320,233
		6,951,632
Broadline Retail - 0.4%
Dillard's Inc Class A	925	555,074
Etsy Inc (b)	29,936	1,856,032
Groupon Inc (b)	8,551	172,132
Kohl's Corp	34,115	555,051
Macy's Inc	82,182	1,601,727
Ollie's Bargain Outlet Holdings Inc (b)	18,506	2,235,710
Savers Value Village Inc (b)(c)	11,104	102,268
		7,077,994
Distributors - 0.0%
A-Mark Precious Metals Inc	5,869	155,997
GigaCloud Technology Inc Class A (b)	7,871	220,231
		376,228
Diversified Consumer Services - 1.1%
ADT Inc	154,668	1,367,265
Adtalem Global Education Inc (b)	10,851	1,063,615
American Public Education Inc (b)	5,607	187,778
Bright Horizons Family Solutions Inc (b)	17,184	1,877,008
Carriage Services Inc	4,590	205,173
Coursera Inc (b)	42,628	358,928
Driven Brands Holdings Inc (b)	17,961	257,740
Duolingo Inc Class A (b)	11,992	3,245,515
European Wax Center Inc Class A (b)	9,660	37,674
Frontdoor Inc (b)	21,997	1,461,261
Graham Holdings Co Class B	1,026	1,038,445
Grand Canyon Education Inc (b)	8,355	1,573,247
H&R Block Inc	40,440	2,011,486
KinderCare Learning Cos Inc (b)	9,349	55,159
Laureate Education Inc (b)	40,438	1,173,915
Lincoln Educational Services Corp (b)	8,891	172,663
Matthews International Corp Class A (c)	9,347	218,907
Mister Car Wash Inc (b)	28,235	157,834
Nerdy Inc Class A (b)(c)	24,430	24,183
Perdoceo Education Corp	18,686	593,467
Service Corp International/US	42,337	3,535,564
Strategic Education Inc	7,084	538,242
Stride Inc (b)	12,974	882,751
Udemy Inc (b)	28,137	160,240
Universal Technical Institute Inc (b)	14,946	444,195
		22,642,255
Hotels, Restaurants & Leisure - 2.6%
Accel Entertainment Inc Class A (b)	17,608	179,426
Aramark	79,345	3,005,589
Biglari Holdings Inc Class B (b)	212	76,598
BJ's Restaurants Inc (b)	6,820	231,607
Bloomin' Brands Inc	23,457	160,211
Boyd Gaming Corp	17,882	1,392,471
Brinker International Inc (b)	13,415	1,457,674
Caesars Entertainment Inc (b)	62,890	1,264,089
Cava Group Inc (b)(c)	30,151	1,620,013
Cheesecake Factory Inc/The	13,716	683,057
Choice Hotels International Inc	6,195	575,887
Churchill Downs Inc	20,117	1,995,606
Cracker Barrel Old Country Store Inc (c)	6,859	231,148
Dave & Buster's Entertainment Inc (b)(c)	8,254	121,251
Denny's Corp (b)	15,410	60,253
Dine Brands Global Inc	5,039	124,564
Dutch Bros Inc Class A (b)	38,350	2,129,959
El Pollo Loco Holdings Inc (b)	7,148	73,053
First Watch Restaurant Group Inc (b)	13,672	225,451
Global Business Travel Group I Class A (b)	32,867	258,335
Golden Entertainment Inc	6,105	123,321
Hilton Grand Vacations Inc (b)	18,453	764,877
Hyatt Hotels Corp Class A (c)	12,782	1,756,375
Jack in the Box Inc	5,608	89,952
Krispy Kreme Inc (c)	29,213	104,875
Kura Sushi USA Inc Class A (b)	1,954	111,241
Life Time Group Holdings Inc (b)	45,886	1,134,761
Light & Wonder Inc Class A (b)(c)	25,355	1,843,309
Lindblad Expeditions Holdings Inc (b)	11,213	135,229
Lucky Strike Entertainment Corp Class A (c)	4,541	38,054
Marriott Vacations Worldwide Corp	8,313	548,492
MGM Resorts International (b)	61,580	1,972,407
Monarch Casino & Resort Inc	3,815	343,617
Norwegian Cruise Line Holdings Ltd (b)	136,423	3,058,604
Papa John's International Inc	9,840	499,970
Penn Entertainment Inc (b)	42,027	691,764
Planet Fitness Inc Class A (b)	25,282	2,292,825
Portillo's Inc Class A (b)	21,435	114,677
Pursuit Attractions and Hospitality Inc (b)	6,656	236,155
Rci Hospitality Holdings Inc	2,474	61,627
Red Rock Resorts Inc Class A	14,410	768,197
Rush Street Interactive Inc Class A (b)	28,588	484,852
Sabre Corp (b)	118,773	242,891
Serve Robotics Inc (b)(c)	14,350	189,851
Shake Shack Inc Class A (b)	12,178	1,175,299
Six Flags Entertainment Corp (b)	30,378	698,086
Sweetgreen Inc Class A (b)	32,542	204,689
Target Hospitality Corp (b)	10,252	78,838
Texas Roadhouse Inc	20,074	3,283,705
Travel + Leisure Co	19,654	1,233,878
United Parks & Resorts Inc (b)	8,380	405,592
Vail Resorts Inc	11,247	1,668,268
Viking Holdings Ltd (b)	55,197	3,358,737
Wendy's Co/The (c)	47,812	408,314
Wingstop Inc	8,413	1,822,508
Wyndham Hotels & Resorts Inc	23,077	1,694,544
Wynn Resorts Ltd	25,495	3,033,650
Xponential Fitness Inc Class A (b)	8,087	54,345
		52,594,618
Household Durables - 1.6%
Beazer Homes USA Inc (b)	8,455	189,392
Cavco Industries Inc (b)	2,390	1,266,222
Century Communities Inc	7,900	469,260
Champion Homes Inc (b)	17,071	1,164,754
Cricut Inc Class A	15,054	79,937
Dream Finders Homes Inc Class A (b)(c)	8,573	169,745
Ethan Allen Interiors Inc	7,137	172,501
Flexsteel Industries Inc	1,172	40,071
Green Brick Partners Inc (b)	9,327	603,830
Helen of Troy Ltd (b)	7,077	131,845
Hovnanian Enterprises Inc Class A (b)	1,374	165,196
Installed Building Products Inc	6,889	1,710,056
KB Home	20,579	1,284,541
La-Z-Boy Inc	12,638	400,625
Legacy Housing Corp (b)	2,508	56,317
Leggett & Platt Inc	41,265	385,415
LGI Homes Inc (b)	5,992	244,534
Lovesac Co/The (b)	4,344	60,251
M/I Homes Inc (b)	7,965	997,138
Meritage Homes Corp	21,522	1,454,026
Mohawk Industries Inc (b)	15,748	1,789,603
Newell Brands Inc	125,814	427,768
SharkNinja Inc (b)	21,270	1,818,585
Smith Douglas Homes Corp Class A (b)(c)	2,835	49,527
Somnigroup International Inc	63,277	5,020,398
Sonos Inc (b)	36,748	630,963
Taylor Morrison Home Corp (b)	29,913	1,772,944
Toll Brothers Inc	29,635	3,999,243
TopBuild Corp (b)	8,441	3,566,154
Tri Pointe Homes Inc (b)	26,332	838,674
Whirlpool Corp	16,921	1,212,051
		32,171,566
Leisure Products - 0.5%
Acushnet Holdings Corp (c)	8,336	644,623
Brunswick Corp/DE	19,868	1,313,473
Funko Inc Class A (b)	10,589	33,038
Hasbro Inc	40,218	3,069,036
JAKKS Pacific Inc	2,546	43,282
Johnson Outdoors Inc Class A	1,644	66,960
Latham Group Inc (b)	13,833	100,289
Malibu Boats Inc Class A (b)	5,785	161,228
MasterCraft Boat Holdings Inc (b)	4,062	81,484
Mattel Inc (b)	97,303	1,788,429
Peloton Interactive Inc Class A (b)	117,666	854,255
Polaris Inc	16,211	1,071,547
Smith & Wesson Brands Inc	13,221	126,723
Sturm Ruger & Co Inc	4,821	204,459
Topgolf Callaway Brands Corp (b)	41,768	393,037
YETI Holdings Inc (b)	24,361	828,030
		10,779,893
Specialty Retail - 2.4%
1-800-Flowers.com Inc Class A (b)(c)	7,401	26,643
Abercrombie & Fitch Co Class A (b)	14,400	1,044,720
Academy Sports & Outdoors Inc	20,107	962,924
Advance Auto Parts Inc	18,140	854,938
America's Car-Mart Inc/TX (b)	2,278	50,663
American Eagle Outfitters Inc	48,391	808,614
Arhaus Inc Class A (b)	16,549	165,821
Arko Corp	24,877	109,583
Asbury Automotive Group Inc (b)	5,940	1,393,524
AutoNation Inc (b)	8,520	1,702,892
BARK Inc (b)	37,867	34,376
Barnes & Noble Education Inc (b)	6,163	56,268
Bath & Body Works Inc	63,946	1,565,398
Bed Bath & Beyond Inc (b)	17,185	132,496
Boot Barn Holdings Inc (b)	9,228	1,750,090
Buckle Inc/The	9,128	500,214
Build-A-Bear Workshop Inc	3,717	201,536
Caleres Inc	10,299	113,701
Camping World Holdings Inc Class A	19,181	252,422
Chewy Inc Class A (b)	67,310	2,269,693
Citi Trends Inc (b)	2,086	74,721
Designer Brands Inc Class A	11,955	44,114
Dick's Sporting Goods Inc	20,195	4,472,183
EVgo Inc Class A (b)(c)	40,406	166,069
Five Below Inc (b)	16,626	2,614,771
Floor & Decor Holdings Inc Class A (b)	32,555	2,034,036
GameStop Corp Class A (b)(c)	124,330	2,771,316
Gap Inc/The	68,781	1,571,646
Genesco Inc (b)	3,094	89,757
Group 1 Automotive Inc	3,828	1,521,783
Guess? Inc	9,215	156,471
Haverty Furniture Cos Inc	4,171	90,970
J Jill Inc	2,027	30,546
Lands' End Inc (b)(c)	3,823	60,174
Lithia Motors Inc Class A	7,737	2,430,037
MarineMax Inc (b)	5,879	145,623
Monro Inc	9,007	131,953
Murphy USA Inc	5,300	1,898,460
National Vision Holdings Inc (b)	23,677	609,683
ODP Corp/The (b)	9,195	256,357
OneWater Marine Inc Class A (b)(c)	4,387	68,130
Penske Automotive Group Inc	5,589	894,631
Petco Health & Wellness Co Inc Class A (b)	27,615	87,816
RealReal Inc/The (b)	29,044	354,627
Restoration Hardware Inc (b)	4,607	794,661
Revolve Group Inc Class A (b)	12,442	275,217
Sally Beauty Holdings Inc (b)	30,240	456,926
Shoe Carnival Inc	5,238	96,013
Signet Jewelers Ltd	12,450	1,230,683
Sleep Number Corp (b)(c)	6,638	36,509
Sonic Automotive Inc Class A	4,405	279,850
Stitch Fix Inc Class A (b)	33,670	141,077
ThredUp Inc Class A (b)	29,286	257,424
Upbound Group Inc	15,896	308,064
Urban Outfitters Inc (b)	16,230	1,048,620
Valvoline Inc (b)	38,379	1,266,891
Victoria's Secret & Co (b)	23,945	844,061
Warby Parker Inc Class A (b)	29,624	580,334
Wayfair Inc Class A (b)	31,706	3,281,888
Winmark Corp	892	359,628
Zumiez Inc (b)	4,047	87,618
		47,917,854
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd (b)	35,686	740,485
Carter's Inc	11,221	352,339
Columbia Sportswear Co	7,711	382,697
Crocs Inc (b)	16,513	1,348,947
Figs Inc Class A (b)	46,429	346,360
G-III Apparel Group Ltd (b)	11,623	312,078
Hanesbrands Inc (b)	105,766	699,113
Kontoor Brands Inc	15,475	1,252,237
Lakeland Industries Inc	2,907	47,849
Levi Strauss & Co Class A	30,769	623,995
Movado Group Inc	5,061	92,161
Oxford Industries Inc	4,220	155,507
PVH Corp	14,540	1,138,918
Ralph Lauren Corp Class A	11,676	3,732,350
Steven Madden Ltd	21,799	739,204
Tapestry Inc	62,832	6,900,211
Under Armour Inc Class A (b)(c)	51,342	236,687
Under Armour Inc Class C (b)(c)	41,948	186,249
VF Corp	99,186	1,392,571
Wolverine World Wide Inc	24,835	563,755
		21,243,713
TOTAL CONSUMER DISCRETIONARY		220,947,989

Consumer Staples - 3.4%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	2,364	489,324
Brown-Forman Corp Class A	17,790	482,464
Brown-Forman Corp Class B	52,468	1,428,704
Celsius Holdings Inc (b)	48,300	2,909,110
Coca-Cola Consolidated Inc	18,075	2,356,620
MGP Ingredients Inc	4,165	100,793
Molson Coors Beverage Co Class B	51,253	2,240,781
National Beverage Corp (b)	7,246	248,320
Primo Brands Corp Class A	76,691	1,684,901
Vita Coco Co Inc/The (b)	13,119	540,240
		12,481,257
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	121,729	2,153,386
Andersons Inc/The	10,168	470,880
BJ's Wholesale Club Holdings Inc (b)	39,898	3,521,397
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,335	0
Casey's General Stores Inc	11,227	5,761,584
Chefs' Warehouse Inc/The (b)	10,852	640,268
Grocery Outlet Holding Corp (b)	29,367	399,685
Guardian Pharmacy Services Inc Class A (b)	5,813	162,997
Ingles Markets Inc Class A	4,137	285,867
Maplebear Inc (b)	55,739	2,054,540
Natural Grocers by Vitamin Cottage Inc	3,164	101,533
Performance Food Group Co (b)	47,238	4,569,804
PriceSmart Inc	7,634	877,452
United Natural Foods Inc (b)	18,159	683,686
US Foods Holding Corp (b)	67,926	4,932,786
Weis Markets Inc	2,905	184,003
		26,799,868
Food Products - 1.0%
Alico Inc	1,439	50,667
B&G Foods Inc	23,927	95,708
Beyond Meat Inc (b)(c)	22,203	36,746
BRC Inc Class A (b)	28,537	36,242
Cal-Maine Foods Inc	13,813	1,212,781
Calavo Growers Inc	5,335	118,490
Campbell's Company/The	59,796	1,801,653
Darling Ingredients Inc (b)	47,801	1,532,022
Flowers Foods Inc (c)	64,083	764,510
Fresh Del Monte Produce Inc	10,307	364,352
Freshpet Inc (b)	14,655	721,173
Hain Celestial Group Inc (b)	26,483	30,720
Hormel Foods Corp	88,436	1,909,334
Ingredion Inc	19,401	2,239,070
J & J Snack Foods Corp	4,808	406,997
John B Sanfilippo & Son Inc	2,728	171,264
Lamb Weston Holdings Inc	42,031	2,594,575
Limoneira Co	4,947	69,901
Mama's Creations Inc (b)	10,467	110,846
Marzetti Company/The	6,194	971,157
Mission Produce Inc (b)	12,500	144,000
Pilgrim's Pride Corp (c)	12,842	489,280
Post Holdings Inc (b)	14,417	1,498,359
Seaboard Corp	77	259,488
Seneca Foods Corp Class A (b)	1,434	154,635
Simply Good Foods Co/The (b)	27,709	542,265
Tootsie Roll Industries Inc Class A	5,826	205,600
TreeHouse Foods Inc (b)	13,270	241,514
Utz Brands Inc Class A	24,122	254,005
Vital Farms Inc (b)	11,134	365,752
Westrock Coffee Co (b)	10,389	45,815
		19,438,921
Household Products - 0.1%
Central Garden & Pet Co (b)	2,497	76,583
Central Garden & Pet Co Class A (b)	15,345	426,744
Energizer Holdings Inc	18,231	423,506
Oil-Dri Corp of America	3,115	172,540
Reynolds Consumer Products Inc	17,053	416,775
Spectrum Brands Holdings Inc	7,270	391,708
WD-40 Co	4,126	801,600
		2,709,456
Personal Care Products - 0.3%
BellRing Brands Inc (b)	38,022	1,145,603
Coty Inc Class A (b)	109,595	435,092
Edgewell Personal Care Co	13,853	268,610
elf Beauty Inc (b)	17,917	2,188,382
Herbalife Ltd (b)	31,085	248,680
Honest Co Inc/The (b)	29,620	101,004
Interparfums Inc	5,558	495,496
Medifast Inc (b)(c)	3,059	36,769
Nu Skin Enterprises Inc Class A	15,127	162,161
Olaplex Holdings Inc (b)	37,640	39,146
USANA Health Sciences Inc (b)	3,265	69,055
		5,189,998
Tobacco - 0.0%
Turning Point Brands Inc	5,489	493,461
Universal Corp/VA	7,648	387,600
		881,061
TOTAL CONSUMER STAPLES		67,500,561

Energy - 3.2%
Energy Equipment & Services - 0.9%
Archrock Inc	53,184	1,343,960
Atlas Energy Solutions Inc	23,217	287,426
Bristow Group Inc (b)	7,650	311,355
Cactus Inc Class A	20,610	910,344
Core Laboratories Inc	13,874	221,152
DMC Global Inc (b)	5,767	46,482
Expro Group Holdings NV (b)	31,625	429,468
Helix Energy Solutions Group Inc (b)	41,731	280,432
Helmerich & Payne Inc	29,901	785,200
Innovex International Inc (b)	11,800	236,826
Kodiak Gas Services Inc	19,776	729,339
Liberty Energy Inc Class A	49,580	897,894
Nabors Industries Ltd (b)(c)	4,683	227,219
Natural Gas Services Group Inc	3,123	86,944
Noble Corp PLC (c)	37,818	1,109,958
NOV Inc	112,549	1,643,216
Oceaneering International Inc (b)	29,917	696,767
Oil States International Inc (b)	17,266	103,078
Patterson-UTI Energy Inc	105,425	661,015
ProPetro Holding Corp (b)	24,398	253,251
Ranger Energy Services Inc Class A	4,843	66,543
RPC Inc	26,467	137,628
Select Water Solutions Inc Class A	30,305	350,326
Solaris Energy Infrastructure Inc Class A	12,584	669,846
TETRA Technologies Inc (b)	39,862	281,426
Tidewater Inc (b)	13,814	698,850
Transocean Ltd (b)(c)	290,949	1,117,244
Valaris Ltd (b)(c)	20,065	1,126,048
Weatherford International PLC	21,767	1,604,010
		17,313,247
Oil, Gas & Consumable Fuels - 2.3%
Amplify Energy Corp (b)(c)	11,828	53,699
Antero Midstream Corp	101,411	1,749,340
Antero Resources Corp (b)	88,709	2,741,995
APA Corp	108,110	2,448,692
Berry Corp	23,955	80,728
California Resources Corp	22,145	1,044,580
Calumet Inc (b)(c)	19,635	384,061
Centrus Energy Corp Class A (b)(c)	5,284	1,941,659
Chord Energy Corp	17,460	1,583,971
Civitas Resources Inc	25,132	724,556
Clean Energy Fuels Corp (b)	52,579	150,376
CNX Resources Corp (b)	42,831	1,441,691
Comstock Resources Inc (b)	24,231	454,331
Core Natural Resources Inc	15,587	1,231,373
Crescent Energy Co Class A	56,606	477,189
CVR Energy Inc (b)	9,258	329,492
Delek US Holdings Inc	18,389	694,369
Dorian LPG Ltd	11,188	322,774
DT Midstream Inc	30,714	3,362,876
Excelerate Energy Inc Class A	7,430	192,511
FutureFuel Corp	8,221	32,308
Gevo Inc (b)(c)	69,508	162,649
Granite Ridge Resources Inc	20,096	106,107
Green Plains Inc (b)	20,043	206,042
Gulfport Energy Corp (b)	4,746	882,803
HF Sinclair Corp	48,144	2,484,230
HighPeak Energy Inc Class A (c)	8,120	53,998
International Seaways Inc	12,486	639,658
Kinetik Holdings Inc Class A (c)	13,310	512,568
Magnolia Oil & Gas Corp Class A	56,964	1,279,411
Matador Resources Co	35,488	1,400,356
Murphy Oil Corp	40,859	1,156,310
New Fortress Energy Inc Class A (b)(c)	38,169	49,238
NextDecade Corp (b)(c)	42,363	251,213
Northern Oil & Gas Inc	29,999	663,878
Par Pacific Holdings Inc (b)	15,565	622,289
PBF Energy Inc Class A	24,704	844,136
Peabody Energy Corp	36,820	1,009,604
Permian Resources Corp Class A	211,712	2,659,103
Range Resources Corp	72,054	2,561,520
REX American Resources Corp (b)	8,790	281,544
Riley Exploration Permian Inc	3,074	79,985
Ring Energy Inc (b)	46,669	44,563
Sable Offshore Corp (b)	23,312	243,844
SandRidge Energy Inc	10,574	125,936
SM Energy Co	34,626	723,337
Summit Midstream Corp Class A (b)	3,236	70,933
Talos Energy Inc (b)	39,608	388,554
Uranium Energy Corp (b)(c)	134,278	2,031,626
VAALCO Energy Inc	32,307	126,967
Viper Energy Inc Class A	51,269	1,925,664
Vital Energy Inc (b)(c)	8,404	132,027
Vitesse Energy Inc (c)	9,191	199,904
W&T Offshore Inc (c)	30,269	63,565
World Kinect Corp	16,782	433,815
		45,859,948
TOTAL ENERGY		63,173,195

Financials - 16.0%
Banks - 5.7%
1st Source Corp	5,418	322,046
Amalgamated Financial Corp	6,216	169,448
Amerant Bancorp Inc Class A	11,473	192,402
Ameris Bancorp	19,432	1,391,720
Associated Banc-Corp	49,506	1,226,264
Atlantic Union Bankshares Corp	43,173	1,403,986
Axos Financial Inc (b)	16,993	1,325,114
Banc of California Inc	39,152	664,409
BancFirst Corp	6,166	671,231
Bancorp Inc/The (b)	13,912	909,427
Bank First Corp	2,749	335,708
Bank of Hawaii Corp	12,154	789,159
Bank of Marin Bancorp	5,032	129,574
Bank OZK	32,046	1,441,750
BankUnited Inc	22,799	913,784
Banner Corp	10,572	638,443
Bar Harbor Bankshares	4,895	143,570
Beacon Financial Corp	24,802	603,681
BOK Financial Corp	6,667	697,235
Burke & Herbert Financial Services Corp	4,048	238,265
Business First Bancshares Inc	8,544	209,499
Byline Bancorp Inc	9,562	255,688
Cadence Bank	56,347	2,126,536
California BanCorp (b)	6,733	124,493
Camden National Corp	5,135	195,900
Capital Bancorp Inc	3,630	100,896
Capitol Federal Financial Inc	37,153	224,404
Cathay General Bancorp	20,999	954,405
Central Pacific Financial Corp	8,224	234,466
City Holding Co	4,439	523,269
CNB Financial Corp/PA	8,565	210,699
Coastal Financial Corp/WA Class A (b)	3,872	412,368
Columbia Banking System Inc	90,539	2,426,445
Columbia Financial Inc (b)	7,876	116,171
Comerica Inc	38,818	2,969,577
Commerce Bancshares Inc/MO	37,391	1,967,888
Community Financial System Inc	16,102	893,339
Community Trust Bancorp Inc	4,469	228,790
Connectone Bancorp Inc	15,284	367,733
Cullen/Frost Bankers Inc	19,422	2,391,625
Customers Bancorp Inc (b)	8,940	600,053
CVB Financial Corp	38,898	714,556
Dime Community Bancshares Inc	12,465	327,206
Eagle Bancorp Inc	8,200	137,350
East West Bancorp Inc	41,606	4,227,170
Eastern Bankshares Inc	59,126	1,036,479
Enterprise Financial Services Corp	11,268	590,105
Equity Bancshares Inc Class A	4,659	188,736
Esquire Financial Holdings Inc	2,046	191,915
Farmers National Banc Corp	11,556	149,997
FB Bancorp Inc (b)	5,790	70,174
FB Financial Corp	12,504	675,341
Financial Institutions Inc	6,567	186,700
First Bancorp/Southern Pines NC	12,347	599,323
First Busey Corp	27,238	609,042
First Business Financial Services Inc	2,366	119,743
First Commonwealth Financial Corp	31,883	487,491
First Community Bankshares Inc	5,423	175,380
First Financial Bancorp	28,667	671,094
First Financial Bankshares Inc	39,490	1,219,846
First Financial Corp	3,433	183,048
First Foundation Inc (b)	23,970	130,397
First Hawaiian Inc	37,970	931,404
First Horizon Corp	153,124	3,270,729
First Interstate BancSystem Inc Class A	28,261	883,156
First Merchants Corp	17,270	612,740
First Mid Bancshares Inc	6,344	226,671
Firstsun Capital Bancorp (b)	3,395	115,566
Five Star Bancorp	4,963	176,236
Flagstar Financial Inc	89,659	1,023,906
Flushing Financial Corp	10,412	142,332
FNB Corp/PA	108,980	1,713,166
Fulton Financial Corp	55,401	962,315
German American Bancorp Inc	11,562	445,599
Glacier Bancorp Inc	35,907	1,466,801
Great Southern Bancorp Inc	2,545	141,757
Hancock Whitney Corp	25,673	1,466,185
Hanmi Financial Corp	9,218	243,355
Harborone Northeast Bancorp Inc	11,047	133,669
Heritage Commerce Corp	18,781	195,322
Heritage Financial Corp Wash	9,987	221,612
Hilltop Holdings Inc	13,451	434,467
Hingham Institution For Savings The	562	165,374
Home BancShares Inc/AR	55,599	1,485,049
HomeTrust Bancshares Inc	4,237	166,556
Hope Bancorp Inc	38,376	402,564
Horizon Bancorp Inc/IN	13,473	210,179
Independent Bank Corp	14,953	1,006,187
Independent Bank Corp/MI	6,186	186,941
International Bancshares Corp	16,359	1,085,910
Kearny Financial Corp/MD	17,504	111,851
Lakeland Financial Corp	7,877	449,383
Live Oak Bancshares Inc	10,509	327,250
Mechanics Bancorp Class A (b)	5,347	71,596
Mercantile Bank Corp	4,993	218,943
Metropolitan Bank Holding Corp	2,732	181,050
Mid Penn Bancorp Inc	6,484	184,470
Midland States Bancorp Inc	6,689	97,927
MidWestOne Financial Group Inc	6,039	223,383
National Bank Holdings Corp Class A	11,354	404,884
NB Bancorp Inc	9,664	174,628
Nbt Bancorp Inc	15,671	634,205
Nicolet Bankshares Inc	3,925	463,700
Northeast Bank	2,201	189,902
Northeast Community Bancorp Inc	4,122	80,956
Northfield Bancorp Inc	11,345	115,946
Northrim BanCorp Inc	6,688	147,002
Northwest Bancshares Inc	44,197	517,547
OceanFirst Financial Corp	17,031	309,624
Old National Bancorp/IN	105,322	2,151,728
Old Second Bancorp Inc	15,300	274,635
Origin Bancorp Inc	8,612	298,492
Orrstown Financial Services Inc	5,966	198,548
Park National Corp	4,282	651,678
Pathward Financial Inc	6,980	475,059
Peapack-Gladstone Financial Corp	4,739	119,897
Peoples Bancorp Inc/OH	10,694	305,848
Peoples Financial Services Corp	2,940	130,948
Pinnacle Financial Partners Inc	23,212	1,977,895
Preferred Bank/Los Angeles CA	3,534	318,944
Prosperity Bancshares Inc	28,812	1,896,406
Provident Financial Services Inc	39,255	717,974
QCR Holdings Inc	5,190	386,084
Renasant Corp	28,556	960,338
Republic Bancorp Inc/KY Class A	2,873	189,331
S&T Bancorp Inc	11,417	418,319
Seacoast Banking Corp of Florida	26,311	797,223
ServisFirst Bancshares Inc	15,229	1,070,142
Shore Bancshares Inc	8,899	138,913
Simmons First National Corp Class A	43,417	754,587
SmartFinancial Inc	4,370	152,819
Southern Missouri Bancorp Inc	2,886	151,342
Southside Bancshares Inc	8,641	242,985
SOUTHSTATE BANK CORP	30,567	2,709,765
Stellar Bancorp Inc	14,145	416,287
Stock Yards Bancorp Inc	8,318	540,836
Synovus Financial Corp	42,016	1,875,594
Texas Capital Bancshares Inc (b)	13,799	1,156,908
TFS Financial Corp	15,618	207,719
Third Coast Bancshares Inc (b)	4,029	148,066
Tompkins Financial Corp	3,758	238,483
Towne Bank/Portsmouth VA	22,162	720,487
TriCo Bancshares	9,675	427,925
Triumph Financial Inc (b)	6,862	373,705
TrustCo Bank Corp NY	5,718	215,626
Trustmark Corp	18,259	679,600
UMB Financial Corp	21,526	2,300,699
United Bankshares Inc/WV	42,850	1,533,602
United Community Banks Inc/GA	36,835	1,075,582
Unity Bancorp Inc	1,882	85,462
Univest Financial Corp	8,702	255,491
Valley National Bancorp	145,602	1,582,694
WaFd Inc	23,610	685,398
Washington Trust Bancorp Inc	5,915	161,125
Webster Financial Corp	50,160	2,861,126
WesBanco Inc	29,215	879,372
Westamerica BanCorp	7,613	362,759
Western Alliance Bancorp	31,250	2,417,188
Wintrust Financial Corp	20,161	2,621,333
WSFS Financial Corp	16,933	882,040
Zions Bancorp NA	44,626	2,325,461
		113,373,016
Capital Markets - 2.7%
Acadian Asset Management Inc	8,128	390,957
Affiliated Managers Group Inc	8,533	2,030,513
Artisan Partners Asset Management Inc Class A	21,553	941,004
BGC Group Inc Class A	109,371	999,651
Blue Owl Capital Inc Class A	186,900	2,947,413
Carlyle Group Inc/The	78,632	4,192,658
Cohen & Steers Inc	8,462	578,124
Diamond Hill Investment Group Inc	752	96,518
DigitalBridge Group Inc Class A	49,719	588,176
Donnelley Financial Solutions Inc (b)	8,221	377,755
Evercore Inc Class A	11,648	3,431,035
Federated Hermes Inc Class B	22,393	1,085,613
Franklin Resources Inc	92,525	2,091,990
GCM Grosvenor Inc Class A	16,195	186,404
Hamilton Lane Inc Class A	12,234	1,394,187
Houlihan Lokey Inc Class A	16,386	2,934,405
Invesco Ltd	134,574	3,189,404
Janus Henderson Group PLC	37,649	1,639,990
Jefferies Financial Group Inc	49,821	2,632,043
Lazard Inc	34,119	1,665,007
MarketAxess Holdings Inc	11,301	1,808,838
Moelis & Co Class A	22,443	1,421,315
Morningstar Inc	7,375	1,565,713
Open Lending Corp (b)	30,465	57,883
Oppenheimer Holdings Inc Class A	1,764	123,056
P10 Inc Class A	18,588	188,854
Perella Weinberg Partners Class A	19,026	355,406
Piper Sandler Cos	5,012	1,600,131
PJT Partners Inc Class A	7,324	1,179,970
SEI Investments Co	28,261	2,278,119
StepStone Group Inc Class A	21,677	1,319,696
Stifel Financial Corp	30,806	3,648,355
StoneX Group Inc (b)	13,985	1,285,501
TPG Inc Class A	37,518	2,064,991
Victory Capital Holdings Inc Class A	14,981	932,867
Virtu Financial Inc Class A	23,803	829,297
Virtus Invt Partners Inc	1,937	315,382
WisdomTree Inc	36,561	437,270
		54,805,491
Consumer Finance - 1.4%
Ally Financial Inc	84,520	3,293,745
Atlanticus Holdings Corp (b)	1,611	88,782
Bread Financial Holdings Inc	14,129	885,182
Credit Acceptance Corp (b)(c)	1,888	844,578
Dave Inc Class A (b)	3,323	795,260
Encore Capital Group Inc (b)	6,992	290,727
Enova International Inc (b)	7,550	902,754
EZCORP Inc Class A (b)	17,189	313,699
FirstCash Holdings Inc	11,790	1,868,715
Green Dot Corp Class A (b)	15,212	176,611
LendingClub Corp (b)	34,954	607,850
Lendingtree Inc (b)	3,368	215,552
Navient Corp	20,853	255,032
Nelnet Inc Class A	4,277	551,947
NerdWallet Inc Class A (b)	11,490	134,088
OneMain Holdings Inc	35,934	2,126,933
Oportun Financial Corp (b)	11,762	62,691
PRA Group Inc (b)	11,656	159,804
PROG Holdings Inc	12,137	351,123
SLM Corp	62,947	1,690,127
SoFi Technologies Inc Class A (b)	361,666	10,734,248
Upstart Holdings Inc (b)(c)	25,601	1,216,560
World Acceptance Corp (b)	956	121,861
		27,687,869
Financial Services - 2.2%
Affirm Holdings Inc Class A (b)	85,131	6,119,216
Alerus Financial Corp	7,524	158,907
Cannae Holdings Inc	14,984	267,914
Cantaloupe Inc (b)	17,955	189,605
Cass Information Systems Inc	3,647	144,166
Corebridge Financial Inc	81,260	2,645,826
Enact Holdings Inc	9,149	326,802
Equitable Holdings Inc	90,452	4,468,329
Essent Group Ltd	29,828	1,806,682
Euronet Worldwide Inc (b)	11,663	884,755
Federal Agricultural Mortgage Corp Class C	2,861	453,869
Flywire Corp (b)	32,889	438,081
HA Sustainable Infrastructure Capital Inc	37,275	1,032,890
International Money Express Inc (b)	8,942	133,146
Jackson Financial Inc	21,060	2,123,059
loanDepot Inc Class A (b)(c)	26,417	79,779
Marqeta Inc Class A (b)	116,890	529,512
Merchants Bancorp/IN	9,156	285,576
MGIC Investment Corp	69,755	1,912,682
NCR Atleos Corp (b)	22,015	812,354
NewtekOne Inc	7,430	77,272
NMI Holdings Inc (b)	23,485	855,559
Onity Group Inc (b)	1,728	64,748
Paymentus Holdings Inc Class A (b)	12,363	353,582
Payoneer Global Inc (b)	87,482	506,521
PennyMac Financial Services Inc	8,755	1,101,467
Radian Group Inc	41,041	1,392,932
Remitly Global Inc (b)	50,757	814,142
Repay Holdings Corp Class A (b)	21,681	93,011
Rocket Cos Inc Class A	77,297	1,287,768
Sezzle Inc (b)(c)	5,104	334,567
Shift4 Payments Inc Class A (b)(c)	20,325	1,404,458
Toast Inc Class A (b)	140,204	5,066,973
UWM Holdings Corp Class A	61,587	346,735
Velocity Financial Inc (b)	2,518	46,884
Voya Financial Inc	29,164	2,171,551
Walker & Dunlop Inc	10,262	820,139
Western Union Co/The (c)	98,264	916,803
WEX Inc (b)	10,355	1,510,587
		43,978,849
Insurance - 3.1%
Abacus Global Management Inc Class A (b)(c)	10,182	51,114
Ambac Financial Group Inc (b)	14,443	118,577
American Coastal Insurance Corp	7,837	92,790
American Financial Group Inc/OH	20,914	2,753,956
American Integrity Insurance Group Inc	1,963	46,778
Amerisafe Inc	5,660	226,853
Assurant Inc	15,234	3,225,342
Assured Guaranty Ltd	13,475	1,085,816
Axis Capital Holdings Ltd	23,571	2,207,660
Baldwin Insurance Group Inc/The Class A (b)(c)	21,387	472,653
Bowhead Specialty Holdings Inc (b)	5,034	120,615
Brighthouse Financial Inc (b)	17,118	976,924
CNO Financial Group Inc	29,306	1,172,826
Donegal Group Inc Class A	5,565	104,344
eHealth Inc (b)	8,959	46,497
Employers Holdings Inc	6,955	265,194
Erie Indemnity Co Class A	7,666	2,243,378
F&G Annuities & Life Inc	6,695	198,507
First American Financial Corp	30,800	1,925,308
Genworth Financial Inc Class A (b)	123,669	1,043,766
Globe Life Inc	24,434	3,213,315
Goosehead Insurance Inc Class A	7,730	530,819
Hanover Insurance Group Inc/The	10,783	1,842,599
HCI Group Inc	3,216	656,096
Heritage Insurance Holdings Inc (b)	6,869	162,314
Hippo Holdings Inc (b)	6,191	227,705
Horace Mann Educators Corp	12,468	557,444
Investors Title Co	459	118,693
James River Group Holdings Ltd	13,848	70,625
Kemper Corp	19,020	855,710
Kinsale Capital Group Inc	6,688	2,671,655
Lemonade Inc (b)(c)	18,982	1,140,439
Lincoln National Corp	50,981	2,141,202
Loews Corp	51,093	5,086,820
MBIA Inc (b)	12,945	88,414
Mercury General Corp	8,130	628,449
Old Republic International Corp	68,950	2,720,767
Oscar Health Inc Class A (b)(c)	63,369	1,140,642
Palomar Hldgs Inc (b)	8,032	915,728
Primerica Inc	9,762	2,536,851
ProAssurance Corp (b)	15,620	374,099
Reinsurance Group of America Inc	19,946	3,639,347
RLI Corp	27,727	1,634,784
Root Inc/OH Class A (b)(c)	4,083	328,763
Ryan Specialty Holdings Inc Class A	34,037	1,865,228
Safety Insurance Group Inc	4,683	321,863
Selective Insurance Group Inc	18,424	1,388,064
Selectquote Inc (b)	43,378	90,226
Skyward Specialty Insurance Group Inc (b)	11,253	513,024
Stewart Information Services Corp	8,571	585,142
Tiptree Inc Class A	7,296	129,212
Trupanion Inc (b)	10,252	409,977
TWFG Inc Class A (b)	4,168	101,532
United Fire Group Inc	6,629	200,395
Universal Insurance Holdings Inc	7,901	243,509
Unum Group	47,285	3,471,665
White Mountains Insurance Group Ltd	768	1,462,702
		62,444,717
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Adamas Trust Inc	24,806	165,456
AG Mortgage Investment Trust Inc	8,694	62,075
AGNC Investment Corp	316,004	3,160,040
Annaly Capital Management Inc	194,409	4,115,639
Apollo Commercial Real Estate Finance Inc	38,880	380,635
Arbor Realty Trust Inc (c)	58,065	585,876
Ares Commercial Real Estate Corp	16,728	74,607
ARMOUR Residential REIT Inc	34,149	553,897
Blackstone Mortgage Trust Inc Class A (c)	48,636	898,793
Brightspire Capital Inc Class A	39,635	204,517
Chimera Investment Corp	25,337	323,300
Claros Mortgage Trust Inc (b)	38,658	123,706
Dynex Capital Inc	39,241	519,551
Ellington Financial Inc	30,704	408,977
Franklin BSP Realty Trust Inc	25,587	259,452
Invesco Mortgage Capital Inc	20,591	155,050
Kkr Real Estate Finance Trust Inc	17,903	145,730
Ladder Capital Corp Class A	33,982	359,190
MFA Financial Inc	31,751	285,441
Orchid Island Capital Inc	40,556	293,220
Pennymac Mortgage Investment Trust	26,179	315,195
Ready Capital Corp	46,405	135,967
Redwood Trust Inc	38,474	204,297
Rithm Capital Corp	160,306	1,758,557
Starwood Property Trust Inc	104,708	1,903,591
TPG RE Finance Trust Inc	23,543	203,647
Two Harbors Investment Corp	31,522	306,394
		17,902,800
TOTAL FINANCIALS		320,192,742

Health Care - 12.2%
Biotechnology - 5.6%
4D Molecular Therapeutics Inc (b)	10,929	125,684
Abeona Therapeutics Inc (b)(c)	14,708	70,745
Absci Corp (b)	39,466	168,914
ACADIA Pharmaceuticals Inc (b)	37,471	850,592
ADMA Biologics Inc (b)	72,220	1,117,966
Agios Pharmaceuticals Inc (b)	17,432	753,760
Akebia Therapeutics Inc (b)	79,192	175,014
Akero Therapeutics Inc (b)	22,252	1,206,058
Alector Inc (b)	27,279	40,100
Alkermes PLC (b)	49,902	1,531,991
Allogene Therapeutics Inc (b)	45,515	56,439
Altimmune Inc (b)	27,365	110,828
Amicus Therapeutics Inc (b)	92,450	834,824
AnaptysBio Inc (b)	6,022	220,285
Anavex Life Sciences Corp (b)(c)	26,238	209,117
Anika Therapeutics Inc (b)	4,266	41,594
Annexon Inc (b)	31,768	100,387
Apellis Pharmaceuticals Inc (b)	30,698	659,086
Apogee Therapeutics Inc (b)	12,010	679,646
Arbutus Biopharma Corp (b)	47,351	223,970
Arcellx Inc (b)	12,504	1,128,486
Arcturus Therapeutics Holdings Inc (b)(c)	7,719	76,958
Arcus Biosciences Inc (b)	21,050	415,106
Arcutis Biotherapeutics Inc (b)	32,995	835,103
Ardelyx Inc (b)	73,785	447,137
ArriVent Biopharma Inc (b)	8,943	167,502
Arrowhead Pharmaceuticals Inc (b)	41,791	1,771,520
ARS Pharmaceuticals Inc (b)(c)	19,580	175,437
Astria Therapeutics Inc (b)	13,659	172,513
aTyr Pharma Inc (b)(c)	27,182	23,540
Aura Biosciences Inc (b)	16,488	101,071
Avidity Biosciences Inc (b)	40,803	2,850,090
Avita Medical Inc (b)(c)	7,925	30,670
Beam Therapeutics Inc (b)	29,501	737,820
Bicara Therapeutics Inc (b)	9,489	154,196
BioCryst Pharmaceuticals Inc (b)	63,787	466,921
Biohaven Ltd (b)	26,626	457,967
Bridgebio Pharma Inc (b)	50,803	3,182,300
C4 Therapeutics Inc (b)(c)	16,351	42,676
Candel Therapeutics Inc (b)(c)	11,073	59,573
Capricor Therapeutics Inc (b)(c)	12,650	82,352
Cardiff Oncology Inc (b)(c)	18,986	44,617
CareDx Inc (b)	16,311	244,665
Carisma Therapeutics Inc rights (b)(d)	47,241	0
Cartesian Therapeutics Inc rights (b)(d)	31,759	9,209
Catalyst Pharmaceuticals Inc (b)	34,512	734,070
Celcuity Inc (b)	10,008	772,217
Celldex Therapeutics Inc (b)	19,903	532,007
CG oncology Inc (b)	19,448	841,515
Cogent Biosciences Inc (b)	41,912	683,166
Coherus Oncology Inc (b)(c)	34,509	57,975
Compass Therapeutics Inc (b)	44,144	165,099
Corvus Pharmaceuticals Inc (b)(c)	20,026	161,009
Cullinan Therapeutics Inc (b)	15,288	132,394
Cytokinetics Inc (b)(c)	36,154	2,299,033
Day One Biopharmaceuticals Inc (b)	21,766	161,939
Denali Therapeutics Inc (b)	41,674	678,453
Dianthus Therapeutics Inc (b)	7,999	279,805
Disc Medicine Inc (b)	8,533	735,715
Dynavax Technologies Corp (b)	30,553	313,474
Dyne Therapeutics Inc (b)	37,157	839,005
Editas Medicine Inc (b)	26,918	82,907
Emergent BioSolutions Inc (b)	16,659	207,904
Enanta Pharmaceuticals Inc (b)	5,747	62,987
Entrada Therapeutics Inc (b)	7,456	51,819
Erasca Inc (b)	66,853	161,784
Exact Sciences Corp (b)	57,199	3,700,203
Exelixis Inc (b)	81,322	3,144,722
Geron Corp (b)	167,074	210,513
Gossamer Bio Inc (b)	61,148	149,813
GRAIL Inc (b)(c)	8,370	769,454
Halozyme Therapeutics Inc (b)	35,249	2,297,882
Heron Therapeutics Inc (b)(c)	41,474	48,110
Humacyte Inc Class A (b)(c)	39,762	66,403
Ideaya Biosciences Inc (b)	26,256	836,516
ImmunityBio Inc (b)(c)	87,801	210,722
Immunome Inc (b)	24,694	396,833
Immunovant Inc (b)	20,193	498,363
Incyte Corp (b)	49,549	4,631,841
Intellia Therapeutics Inc (b)(c)	32,553	410,819
Ionis Pharmaceuticals Inc (b)	48,138	3,576,653
Iovance Biotherapeutics Inc (b)(c)	91,273	179,808
Ironwood Pharmaceuticals Inc Class A (b)	44,037	84,551
Janux Therapeutics Inc (b)	14,417	413,912
KalVista Pharmaceuticals Inc (b)(c)	11,731	127,985
Keros Therapeutics Inc (b)(c)	10,347	157,481
Kodiak Sciences Inc (b)	9,863	178,767
Korro Bio Inc (b)	1,889	77,279
Krystal Biotech Inc (b)	7,793	1,539,195
Kura Oncology Inc (b)	26,290	269,998
Kymera Therapeutics Inc (b)	16,096	995,377
Lexicon Pharmaceuticals Inc (b)	53,724	74,139
Madrigal Pharmaceuticals Inc (b)	5,523	2,313,585
MannKind Corp (b)	92,950	519,591
MiMedx Group Inc (b)	36,517	279,355
Mineralys Therapeutics Inc (b)	15,981	652,984
Mirum Pharmaceuticals Inc (b)	13,079	950,189
Moderna Inc (b)	104,723	2,844,277
Monte Rosa Therapeutics Inc (b)	14,750	189,538
Myriad Genetics Inc (b)	28,632	230,201
Neurocrine Biosciences Inc (b)	29,950	4,289,140
Neurogene Inc (b)	3,006	102,986
Nkarta Inc (b)	13,590	28,675
Novavax Inc (b)(c)	49,595	416,598
Nurix Therapeutics Inc (b)	21,471	277,835
Nuvalent Inc Class A (b)	14,129	1,403,292
Ocugen Inc (b)(c)	94,940	148,106
Olema Pharmaceuticals Inc (b)	12,383	111,076
OmniAb Operations Inc (b)(d)	1,470	587
OmniAb Operations Inc (b)(d)	1,470	469
Organogenesis Holdings Inc Class A (b)	22,100	93,925
ORIC Pharmaceuticals Inc (b)	23,019	302,930
PDL BioPharma Inc (b)(d)	15,583	0
Perspective Therapeutics Inc (b)	17,969	49,055
Praxis Precision Medicines Inc (b)	5,918	1,176,262
Precigen Inc (b)	46,533	192,647
Prime Medicine Inc (b)	20,071	99,151
Protagonist Therapeutics Inc (b)	17,680	1,390,002
PTC Therapeutics Inc (b)	23,991	1,638,825
Puma Biotechnology Inc (b)	12,202	62,230
RAPT Therapeutics Inc (b)	2,681	80,993
Recursion Pharmaceuticals Inc Class A (b)(c)	128,355	708,520
REGENXBIO Inc (b)	14,293	182,522
Relay Therapeutics Inc (b)	40,020	285,743
Replimune Group Inc (b)(c)	21,636	210,518
Revolution Medicines Inc (b)	53,106	3,124,757
Rezolute Inc/old (b)	23,345	217,575
Rhythm Pharmaceuticals Inc (b)	18,258	2,077,030
Rigel Pharmaceuticals Inc (b)	5,432	171,543
Rocket Pharmaceuticals Inc (b)	24,946	94,046
Roivant Sciences Ltd (b)	129,997	2,598,640
Sana Biotechnology Inc (b)	45,113	223,309
Sangamo Therapeutics Inc (b)(c)	90,247	53,968
Sarepta Therapeutics Inc (b)	29,852	716,747
Savara Inc (b)	37,234	154,521
Scholar Rock Holding Corp (b)	23,956	709,577
Seres Therapeutics Inc (b)(c)	1,979	31,862
Soleno Therapeutics Inc (b)	14,522	975,298
Spyre Therapeutics Inc (b)	15,664	383,141
Stoke Therapeutics Inc (b)	14,798	444,532
Summit Therapeutics Inc (b)(c)	44,640	844,142
Syndax Pharmaceuticals Inc (b)	26,341	360,872
Tango Therapeutics Inc (b)(c)	24,356	197,527
Taysha Gene Therapies Inc (b)	66,290	328,798
Tectonic Therapeutic Inc (b)(c)	3,205	58,491
TG Therapeutics Inc (b)(c)	41,020	1,426,676
Travere Therapeutics Inc (b)	26,713	939,229
Twist Bioscience Corp (b)	18,456	607,018
Tyra Biosciences Inc (b)	6,794	107,617
Ultragenyx Pharmaceutical Inc (b)	28,904	1,000,078
United Therapeutics Corp (b)	13,660	6,084,574
Upstream Bio Inc (b)	10,190	263,412
Vanda Pharmaceuticals Inc (b)	17,222	74,916
Vaxcyte Inc (b)	35,356	1,600,920
Vera Therapeutics Inc Class A (b)	17,603	500,981
Veracyte Inc (b)	23,614	851,993
Verastem Inc (b)	17,535	165,706
Vericel Corp (b)	15,441	541,361
Viking Therapeutics Inc (b)(c)	34,028	1,295,786
Vir Biotechnology Inc (b)	28,748	171,338
Viridian Therapeutics Inc (b)	21,872	516,835
Voyager Therapeutics Inc (b)	13,428	62,709
Xencor Inc (b)	21,742	319,825
		109,385,202
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (b)	33,299	46,951
Alphatec Holdings Inc (b)	34,070	646,989
AngioDynamics Inc (b)	12,384	148,980
Artivion Inc (b)	12,564	570,029
AtriCure Inc (b)	15,194	524,953
Avanos Medical Inc (b)	13,359	148,418
Axogen Inc (b)	13,918	309,258
Bioventus Inc (b)	14,600	95,630
Butterfly Network Inc Class A (b)(c)	62,352	167,727
Ceribell Inc (b)	6,220	70,908
Cerus Corp (b)	59,660	87,700
ClearPoint Neuro Inc (b)	8,612	199,971
CONMED Corp	9,531	419,364
CVRx Inc (b)	5,184	52,824
Delcath Systems Inc (b)	7,887	77,529
DENTSPLY SIRONA Inc	60,000	756,600
Electromed Inc (b)	2,016	48,504
Embecta Corp	17,829	237,839
Enovis Corp (b)	17,091	533,923
Envista Holdings Corp (b)	50,243	1,022,445
Glaukos Corp (b)	17,341	1,527,222
Globus Medical Inc Class A (b)	34,038	2,055,555
Haemonetics Corp (b)	14,442	722,244
ICU Medical Inc (b)	7,405	889,266
Inogen Inc (b)	8,425	69,422
Inspire Medical Systems Inc (b)	8,231	593,290
Integer Holdings Corp (b)	10,497	677,791
Integra LifeSciences Holdings Corp (b)	20,454	245,653
iRadimed Corp	2,482	190,642
iRhythm Technologies Inc (b)	9,692	1,815,312
Lantheus Holdings Inc (b)	20,571	1,186,741
LeMaitre Vascular Inc	6,364	551,186
LivaNova PLC (b)	16,365	861,290
Masimo Corp (b)	13,946	1,961,505
Merit Medical Systems Inc (b)	17,883	1,565,478
Neogen Corp (b)	65,106	401,704
NeuroPace Inc (b)	7,103	70,604
Novocure Ltd (b)	30,946	396,418
Omnicell Inc (b)	13,754	461,722
OraSure Technologies Inc (b)	21,925	60,075
Orthofix Medical Inc (b)	12,040	185,898
OrthoPediatrics Corp (b)	5,244	88,309
Penumbra Inc (b)	11,780	2,678,419
PROCEPT BioRobotics Corp (b)(c)	16,707	568,539
Pulse Biosciences Inc (b)(c)	5,411	91,608
QuidelOrtho Corp (b)	20,348	549,193
RxSight Inc (b)	10,270	90,273
Semler Scientific Inc (b)(c)	3,891	102,956
Senseonics Holdings Inc (b)(c)	11,278	79,510
SI-BONE Inc (b)	11,497	170,501
Solventum Corp (b)	44,465	3,069,864
STAAR Surgical Co (b)	15,072	389,913
Surmodics Inc (b)	4,349	119,315
Tactile Systems Technology Inc (b)	6,519	98,241
Tandem Diabetes Care Inc (b)	20,208	282,912
Teleflex Inc	13,376	1,664,911
TransMedics Group Inc (b)	10,303	1,355,257
Treace Medical Concepts Inc (b)	13,607	86,949
UFP Technologies Inc (b)	2,319	446,732
Utah Medical Products Inc	931	54,091
Varex Imaging Corp (b)	12,792	149,538
		34,792,591
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc (b)	27,692	595,378
AdaptHealth Corp (b)	31,870	286,511
Addus HomeCare Corp (b)	5,553	649,090
agilon health Inc (b)	91,018	72,496
Alignment Healthcare Inc (b)	43,361	731,066
AMN Healthcare Services Inc (b)	11,860	233,523
Astrana Health Inc (b)	13,084	408,352
Aveanna Healthcare Holdings Inc (b)	21,151	191,417
BrightSpring Health Services Inc (b)	29,472	974,050
Brookdale Senior Living Inc (b)	72,329	670,490
Castle Biosciences Inc (b)	8,865	226,058
Chemed Corp	4,405	1,899,877
Clover Health Investments Corp Class A (b)(c)	120,780	426,353
Community Health Systems Inc (b)	37,755	146,489
Concentra Group Holdings Parent Inc	35,560	708,355
CorVel Corp (b)	9,383	693,873
Cross Country Healthcare Inc (b)	9,182	112,571
DaVita Inc (b)	10,788	1,283,988
DocGo Inc Class A (b)	26,671	29,071
Encompass Health Corp	30,394	3,460,357
Enhabit Inc (b)	14,831	120,576
Ensign Group Inc/The	17,297	3,115,190
Fulgent Genetics Inc (b)	5,986	134,386
GeneDx Holdings Corp Class A (b)	6,384	874,033
Guardant Health Inc (b)	37,662	3,503,319
HealthEquity Inc (b)	26,059	2,464,660
Henry Schein Inc (b)	31,091	1,964,951
Hims & Hers Health Inc Class A (b)(c)	62,445	2,838,750
LifeStance Health Group Inc (b)	52,354	256,535
National HealthCare Corp	3,814	455,544
National Research Corp Class A	4,390	58,650
NeoGenomics Inc (b)	39,038	381,401
OPKO Health Inc (b)	135,276	183,975
Option Care Health Inc (b)	49,079	1,277,526
Owens & Minor Inc (b)	21,972	87,229
PACS Group Inc (b)	12,998	157,016
Pediatrix Medical Group Inc (b)	25,647	435,230
Pennant Group Inc/The (b)	10,434	258,033
Premier Inc Class A	24,930	701,032
Privia Health Group Inc (b)	34,998	850,451
Progyny Inc (b)	23,927	447,674
RadNet Inc (b)	20,913	1,589,179
Select Medical Holdings Corp	33,012	456,556
Sonida Senior Living Inc (b)	2,067	53,535
Surgery Partners Inc (b)	22,890	501,978
Talkspace Inc Class A (b)	41,630	134,465
Tenet Healthcare Corp (b)	26,681	5,509,361
Universal Health Services Inc Class B	17,028	3,695,246
US Physical Therapy Inc	4,649	401,069
		46,706,915
Health Care Technology - 0.3%
Certara Inc (b)	36,068	419,471
Claritev Corp Class A (b)	2,258	146,996
Definitive Healthcare Corp Class A (b)	14,231	39,419
Doximity Inc Class A (b)	41,202	2,719,332
Evolent Health Inc Class A (b)	35,205	234,817
GoodRx Holdings Inc Class A (b)	27,492	92,648
Health Catalyst Inc (b)	20,885	67,459
HealthStream Inc	7,237	178,030
LifeMD Inc (b)	12,093	71,470
OptimizeRx Corp (b)	5,193	106,405
Phreesia Inc (b)	17,420	394,389
Schrodinger Inc/United States (b)(c)	16,756	352,546
Simulations Plus Inc (b)	5,092	87,481
Teladoc Health Inc (b)	52,870	456,268
TruBridge Inc (b)	3,055	58,716
Waystar Holding Corp (b)	34,717	1,244,604
		6,670,051
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	34,988	477,236
Adaptive Biotechnologies Corp (b)	35,545	617,061
Azenta Inc (b)	12,239	369,618
Bio-Rad Laboratories Inc Class A (b)	5,516	1,762,638
Bio-Techne Corp	47,435	2,968,008
BioLife Solutions Inc (b)	11,646	324,574
Bruker Corp	33,309	1,297,052
Charles River Laboratories International Inc (b)	14,868	2,677,281
Codexis Inc (b)	23,598	55,927
CryoPort Inc (b)	15,153	140,014
Cytek Biosciences Inc (b)	33,974	132,499
Fortrea Holdings Inc (b)	27,486	287,504
Ginkgo Bioworks Holdings Inc Class A (b)(c)	12,594	163,596
Lifecore Biomedical Inc (b)	10,791	77,587
Maravai LifeSciences Holdings Inc Class A (b)	38,121	119,700
MaxCyte Inc (b)	31,165	47,994
Medpace Holdings Inc (b)	6,702	3,920,067
Mesa Laboratories Inc	1,609	115,671
Niagen Bioscience Inc (b)	16,730	126,144
OmniAb Inc (b)	28,510	44,190
Pacific Biosciences of California Inc (b)	90,096	210,825
Personalis Inc (b)(c)	16,283	156,968
Quanterix Corp (b)	13,527	72,234
Quantum-Si Inc Class A (b)	50,371	108,298
Repligen Corp (b)	15,982	2,382,277
Sotera Health Co (b)	52,858	877,443
Standard BioTools Inc (b)	97,056	116,467
		19,648,873
Pharmaceuticals - 1.3%
Aclaris Therapeutics Inc (b)	29,738	74,939
Alumis Inc (b)	18,290	86,878
Amneal Intermediate Inc Class A (b)	50,636	547,882
Amphastar Pharmaceuticals Inc (b)	10,961	279,506
Amylyx Pharmaceuticals Inc (b)	24,301	338,513
ANI Pharmaceuticals Inc (b)	5,294	479,636
Aquestive Therapeutics Inc (b)	26,716	182,203
Arvinas Inc (b)	22,039	223,475
Axsome Therapeutics Inc (b)	12,676	1,711,133
Collegium Pharmaceutical Inc (b)	9,628	346,608
Corcept Therapeutics Inc (b)	28,336	2,081,846
CorMedix Inc (b)(c)	20,797	231,471
Crinetics Pharmaceuticals Inc (b)	28,291	1,230,659
Edgewise Therapeutics Inc (b)	22,136	404,646
Elanco Animal Health Inc (b)	150,067	3,323,984
Enliven Therapeutics Inc (b)	13,320	311,954
Esperion Therapeutics Inc (b)	60,363	179,278
Evolus Inc (b)(c)	19,364	125,091
EyePoint Pharmaceuticals Inc (b)	19,790	259,051
Fulcrum Therapeutics Inc (b)	11,092	97,055
Harmony Biosciences Holdings Inc (b)	12,071	344,868
Harrow Inc (b)(c)	9,997	377,587
Innoviva Inc (b)	17,834	324,579
Jazz Pharmaceuticals PLC (b)	18,324	2,522,115
LENZ Therapeutics Inc (b)	5,979	177,696
Ligand Pharmaceuticals Inc (b)	5,932	1,134,851
Liquidia Corp (b)(c)	20,383	496,530
Mind Medicine MindMed Inc (b)(c)	22,783	323,519
Nektar Therapeutics (b)(c)	5,703	370,296
Nuvation Bio Inc Class A (b)	73,250	382,365
Ocular Therapeutix Inc (b)	50,894	593,424
Omeros Corp (b)(c)	20,376	149,356
Organon & Co	78,168	527,634
Pacira BioSciences Inc (b)	13,412	286,749
Perrigo Co PLC	41,386	858,346
Phathom Pharmaceuticals Inc (b)	13,748	186,285
Phibro Animal Health Corp Class A	6,295	264,768
Prestige Consumer Healthcare Inc (b)	14,902	903,061
Septerna Inc (b)(c)	6,823	140,554
SIGA Technologies Inc	12,702	105,173
Supernus Pharmaceuticals Inc (b)	16,977	935,942
Tarsus Pharmaceuticals Inc (b)	11,660	802,325
Terns Pharmaceuticals Inc (b)	20,821	171,981
Theravance Biopharma Inc (b)	11,138	163,283
Third Harmonic Bio Inc (b)(d)	6,611	0
Trevi Therapeutics Inc (b)	29,529	344,308
WaVe Life Sciences Ltd (b)	37,345	337,599
Xeris Biopharma Holdings Inc (b)	49,005	475,349
Xeris Biopharma Holdings Inc rights (b)(d)	12,393	0
Zevra Therapeutics Inc (b)	16,811	171,136
		26,387,487
TOTAL HEALTH CARE		243,591,119

Industrials - 21.3%
Aerospace & Defense - 3.2%
AAR Corp (b)	10,712	902,058
AeroVironment Inc (b)	9,611	3,555,205
AerSale Corp (b)	8,680	64,405
Archer Aviation Inc Class A (b)(c)	159,788	1,792,821
Astronics Corp (b)	9,445	464,505
ATI Inc (b)	41,627	4,119,824
BWX Technologies Inc	27,603	5,896,277
Byrna Technologies Inc (b)(c)	5,415	109,654
Cadre Holdings Inc	8,649	367,237
Carpenter Technology Corp	15,056	4,756,190
Curtiss-Wright Corp	11,378	6,778,216
Ducommun Inc (b)	4,181	383,607
Hexcel Corp	24,057	1,717,670
Huntington Ingalls Industries Inc	11,854	3,817,225
Intuitive Machines Inc Class A (b)(c)	33,240	396,553
Kratos Defense & Security Solutions Inc (b)	50,983	4,619,060
Leonardo DRS Inc	23,348	853,603
Loar Holdings Inc (b)	10,695	846,295
Mercury Systems Inc (b)	15,941	1,233,993
Moog Inc Class A	8,588	1,759,252
National Presto Industries Inc	1,600	171,152
Redwire Corp Class A (b)(c)	16,834	132,484
Rocket Lab Corp	128,219	8,075,233
Spirit AeroSystems Holdings Inc Class A (b)	35,509	1,302,825
StandardAero Inc (b)	42,449	1,226,352
V2X Inc (b)	6,178	352,702
Virgin Galactic Holdings Inc Class A (b)(c)	17,122	67,460
VSE Corp	6,252	1,129,611
Woodward Inc	18,102	4,744,715
		61,636,184
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	35,675	5,493,594
Forward Air Corp Class A (b)	6,673	125,519
GXO Logistics Inc (b)	34,597	1,944,697
Hub Group Inc Class A	18,203	670,416
		8,234,226
Building Products - 1.8%
A O Smith Corp	34,561	2,280,680
AAON Inc (c)	20,447	2,011,780
Advanced Drainage Systems Inc	21,593	3,024,100
Allegion plc	25,875	4,289,299
American Woodmark Corp (b)	4,441	283,025
Apogee Enterprises Inc	6,650	243,457
Armstrong World Industries Inc	13,005	2,476,542
AZZ Inc	9,036	902,245
CSW Industrials Inc	5,082	1,272,634
Fortune Brands Innovations Inc	36,279	1,842,973
Gibraltar Industries Inc (b)	9,011	562,196
Griffon Corp	11,762	870,506
Hayward Holdings Inc (b)	60,137	1,020,525
Insteel Industries Inc	5,881	183,722
Janus International Group Inc (b)	41,436	397,786
JELD-WEN Holding Inc (b)	26,502	115,019
Masterbrand Inc (b)	38,698	488,756
Owens Corning	25,255	3,215,214
Quanex Building Products Corp	14,488	205,874
Resideo Technologies Inc (b)	41,293	1,767,340
Simpson Manufacturing Co Inc	12,564	2,217,546
Tecnoglass Inc	7,883	470,063
Trex Co Inc (b)	32,406	1,565,858
UFP Industries Inc	17,706	1,631,254
Zurn Elkay Water Solutions Corp	44,908	2,115,616
		35,454,010
Commercial Services & Supplies - 1.3%
ABM Industries Inc	18,600	799,800
ACCO Brands Corp	28,081	105,584
ACV Auctions Inc Class A (b)	52,057	472,157
Brady Corp Class A	13,202	1,002,164
BrightView Holdings Inc (b)	21,522	265,151
Brink's Co/The	12,548	1,394,836
Casella Waste Systems Inc Class A (b)	18,846	1,669,190
CECO Environmental Corp (b)	9,050	442,455
Clean Harbors Inc (b)	15,188	3,197,226
CoreCivic Inc (b)	32,645	604,912
Deluxe Corp	13,808	250,063
Ennis Inc	8,199	134,463
Enviri Corp (b)	24,641	300,867
GEO Group Inc/The (b)	41,597	705,901
Healthcare Services Group Inc (b)	22,140	395,642
HNI Corp	14,034	574,271
Interface Inc	17,855	444,590
Liquidity Services Inc (b)	7,016	167,963
MillerKnoll Inc	21,080	329,270
Montrose Environmental Group Inc (b)	9,739	252,045
MSA Safety Inc	11,072	1,738,636
OPENLANE Inc (b)	31,975	844,780
Perma-Fix Environmental Services Inc (b)(c)	4,816	65,930
Pitney Bowes Inc	48,375	477,945
Quad/Graphics Inc Class A	9,710	53,501
Rollins Inc	84,765	4,883,312
Steelcase Inc Class A	31,415	501,383
Tetra Tech Inc	79,225	2,533,616
UniFirst Corp/MA	4,525	698,434
Vestis Corp	34,102	179,036
Virco Mfg. Corp	3,133	22,933
		25,508,056
Construction & Engineering - 2.9%
AECOM	39,954	5,367,820
Ameresco Inc Class A (b)	9,326	368,564
API Group Corp (b)	111,603	4,109,222
Arcosa Inc	14,820	1,511,640
Argan Inc	4,124	1,262,810
Bowman Consulting Group Ltd (b)	4,318	186,926
Comfort Systems USA Inc	10,629	10,263,151
Construction Partners Inc Class A (b)	14,361	1,642,180
Dycom Industries Inc (b)	8,727	2,511,543
EMCOR Group Inc	13,516	9,133,842
Everus Construction Group Inc (b)	15,408	1,400,433
Fluor Corp (b)	48,760	2,378,025
Granite Construction Inc	13,210	1,359,441
Great Lakes Dredge & Dock Corp (b)	20,893	237,136
IES Holdings Inc (b)	2,636	1,032,996
Limbach Holdings Inc (b)	3,358	317,264
MasTec Inc (b)	18,493	3,775,531
Matrix Service Co (b)	8,139	122,248
MYR Group Inc (b)	4,686	1,020,142
NWPX Infrastructure Inc (b)	2,929	176,209
Orion Group Holdings Inc (b)	11,511	123,973
Primoris Services Corp	16,295	2,306,068
Sterling Infrastructure Inc (b)	9,187	3,471,767
Tutor Perini Corp (b)	13,368	900,468
Valmont Industries Inc	5,956	2,462,389
WillScot Holdings Corp	55,058	1,197,512
		58,639,300
Electrical Equipment - 2.1%
Acuity Inc	9,165	3,345,683
Allient Inc	4,623	252,786
American Superconductor Corp (b)	13,555	802,863
Array Technologies Inc (b)(c)	45,578	394,705
Atkore Inc	10,115	700,464
Blink Charging Co (b)(c)	32,237	54,802
Bloom Energy Corp Class A (b)(c)	65,019	8,592,911
ChargePoint Holdings Inc Class A (b)(c)	6,861	74,099
EnerSys	11,342	1,430,907
Enovix Corp Class B (b)	53,129	637,017
Eos Energy Enterprises Inc (b)(c)	78,521	1,258,692
Fluence Energy Inc Class A (b)(c)	19,167	402,507
FuelCell Energy Inc (b)	6,597	59,043
Generac Holdings Inc (b)	17,730	2,978,995
GrafTech International Ltd (b)	4,959	66,947
Hyliion Holdings Corp Class A (b)	37,987	90,029
LSI Industries Inc	8,918	204,133
Net Power Inc Class A (b)(c)	11,770	44,960
NEXTracker Inc Class A (b)	44,694	4,523,927
NuScale Power Corp Class A (b)(c)	39,597	1,776,717
nVent Electric PLC	48,597	5,557,067
Plug Power Inc (b)(c)	347,001	933,433
Powell Industries Inc (c)	2,849	1,092,278
Preformed Line Products Co	801	169,900
Regal Rexnord Corp	20,022	2,820,900
Sensata Technologies Holding PLC	44,101	1,403,735
SES AI Corp Class A (b)	79,231	186,985
Shoals Technologies Group Inc (b)	50,267	528,306
Sunrun Inc (b)	69,728	1,447,553
Thermon Group Holdings Inc (b)	10,107	290,374
Vicor Corp (b)	7,041	638,830
		42,761,548
Ground Transportation - 1.0%
ArcBest Corp	6,804	505,673
Avis Budget Group Inc (b)	5,068	689,603
Covenant Logistics Group Inc Class A	4,565	92,076
Ftai Infrastructure Inc	35,168	187,797
Heartland Express Inc	13,087	102,079
Hertz Global Holdings Inc (b)(c)	37,637	193,078
Knight-Swift Transportation Holdings Inc	49,040	2,212,685
Landstar System Inc	10,528	1,352,111
Lyft Inc Class A (b)	120,209	2,459,476
Marten Transport Ltd	17,731	181,743
Proficient Auto Logistics Inc (b)	7,010	52,434
RXO Inc (b)	49,205	872,405
Ryder System Inc	12,313	2,083,729
Saia Inc (b)	8,037	2,350,823
Schneider National Inc Class B	15,221	325,273
U-Haul Holding Co (b)	1,960	104,194
U-Haul Holding Co Class N	31,045	1,505,372
Universal Logistics Holdings Inc	2,210	35,757
Werner Enterprises Inc	17,916	469,399
XPO Inc (b)	35,566	5,116,880
		20,892,587
Machinery - 4.5%
3D Systems Corp (b)(c)	39,195	112,098
AGCO Corp	18,709	1,930,020
Alamo Group Inc	3,300	589,776
Albany International Corp Class A	8,837	499,997
Allison Transmission Holdings Inc	25,256	2,084,883
Astec Industries Inc	7,115	331,061
Atmus Filtration Technologies Inc	24,781	1,127,040
Blue Bird Corp (b)	9,674	483,313
Chart Industries Inc (b)	13,332	2,661,334
CNH Industrial NV Class A	267,856	2,809,809
Columbus McKinnon Corp/NY	8,468	137,436
Crane Co	14,762	2,804,780
Donaldson Co Inc	35,183	2,964,168
Douglas Dynamics Inc	7,091	214,361
Energy Recovery Inc (b)	16,337	279,526
Enerpac Tool Group Corp Class A	16,465	675,724
Enpro Inc	6,367	1,477,208
Esab Corp	17,236	2,013,510
ESCO Technologies Inc	7,792	1,710,110
Federal Signal Corp	18,322	2,162,546
Flowserve Corp	39,508	2,696,421
Franklin Electric Co Inc	11,602	1,099,522
Gates Industrial Corp PLC (b)	77,679	1,715,152
Gorman-Rupp Co/The	6,477	291,271
Graco Inc	50,040	4,091,771
Graham Corp (b)	3,077	191,666
Greenbrier Cos Inc/The	9,450	394,727
Helios Technologies Inc	9,913	548,784
Hillenbrand Inc	21,157	668,561
Hillman Solutions Corp Class A (b)	59,184	545,676
Hyster-Yale Inc Class A	3,328	119,608
ITT Inc	23,534	4,355,437
JBT Marel Corp	15,693	1,978,887
Kadant Inc	3,569	987,400
Kennametal Inc	22,815	500,789
Lincoln Electric Holdings Inc	16,661	3,906,171
Lindsay Corp	3,351	372,765
Manitowoc Co Inc/The (b)	10,504	106,826
Mayville Engineering Co Inc (b)	4,668	83,184
Middleby Corp/The (b)	14,084	1,749,655
Miller Industries Inc/TN	3,542	142,176
Mueller Industries Inc	33,424	3,538,599
Mueller Water Products Inc Class A1	47,271	1,212,974
Nordson Corp	16,209	3,759,678
Oshkosh Corp	19,298	2,379,250
Pentair PLC	49,467	5,260,815
Proto Labs Inc (b)	7,339	365,189
RBC Bearings Inc (b)	9,488	4,065,893
REV Group Inc	14,738	755,617
SPX Technologies Inc (b)	14,912	3,338,648
Standex International Corp	3,655	852,456
Symbotic Inc Class A (b)(c)	13,800	1,117,110
Tennant CO	5,673	453,840
Terex Corp	19,887	915,200
Timken Co/The	19,170	1,505,037
Titan International Inc (b)	14,513	109,573
Toro Co/The	29,821	2,228,523
Trinity Industries Inc	24,246	663,613
Wabash National Corp	12,763	102,359
Watts Water Technologies Inc Class A	8,270	2,254,402
Worthington Enterprises Inc	9,613	539,193
		89,033,118
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	11,801	201,089
Kirby Corp (b)	16,842	1,742,811
Matson Inc	9,614	970,533
		2,914,433
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	34,863	1,454,833
Allegiant Travel Co (b)(c)	4,030	250,585
American Airlines Group Inc (b)	199,552	2,620,118
Frontier Group Holdings Inc (b)(c)	16,975	65,524
JetBlue Airways Corp (b)	87,226	366,349
Joby Aviation Inc Class A (b)	64,691	1,121,742
SkyWest Inc (b)	12,214	1,227,263
Strata Critical Medical Inc (b)	6,061	30,486
Sun Country Airlines Holdings Inc (b)	15,943	195,780
		7,332,680
Professional Services - 2.0%
Alight Inc Class A	144,121	415,068
Amentum Holdings Inc (b)	46,037	1,031,689
Barrett Business Services Inc	7,894	319,470
BlackSky Technology Inc Class A (b)(c)	9,029	190,692
CACI International Inc (b)	6,643	3,735,028
Cbiz Inc (b)	14,612	803,660
Clarivate PLC (b)(c)	134,804	458,334
Concentrix Corp	13,421	541,001
Conduent Inc (b)	49,417	117,612
CRA International Inc	2,010	382,885
CSG Systems International Inc	8,372	655,276
Dawn Bidco LLC (b)	48,223	3,314,850
ExlService Holdings Inc (b)	48,761	1,906,555
Exponent Inc	15,173	1,074,400
First Advantage Corp (b)	23,894	301,781
Franklin Covey Co (b)	3,394	57,630
FTI Consulting Inc (b)	9,584	1,581,456
Genpact Ltd	48,975	1,868,396
Heidrick & Struggles International Inc	6,389	372,926
Huron Consulting Group Inc (b)	4,850	797,534
ICF International Inc	5,624	451,495
Innodata Inc (b)(c)	9,561	713,346
Insperity Inc	10,776	475,437
KBR Inc	38,945	1,668,404
Kelly Services Inc Class A	9,691	108,636
Kforce Inc	5,140	130,042
Korn Ferry	15,879	1,027,371
Legalzoom.com Inc (b)	35,599	354,922
ManpowerGroup Inc	13,946	427,584
Maximus Inc	17,042	1,416,531
Mistras Group Inc (b)	5,938	56,649
Parsons Corp (b)	16,139	1,341,796
Paycom Software Inc	15,101	2,825,246
Paylocity Holding Corp (b)	13,506	1,907,993
Planet Labs PBC Class A (b)	75,054	1,009,476
Resolute Holdings Management Inc	1,094	80,584
Resources Connection Inc	9,619	42,324
Robert Half Inc	30,190	790,676
Science Applications International Corp	14,187	1,329,464
Spire Global Inc Class A (b)	8,724	94,917
TriNet Group Inc	9,004	540,240
TrueBlue Inc (b)	8,591	40,721
TTEC Holdings Inc (b)(c)	5,575	19,457
UL Solutions Inc Class A	18,945	1,475,247
Upwork Inc (b)	39,753	633,663
Verra Mobility Corp Class A (b)	48,167	1,117,956
Willdan Group Inc (b)	4,292	405,637
		40,412,057
Trading Companies & Distributors - 1.6%
Air Lease Corp Class A	31,618	2,019,125
Alta Equipment Group Inc Class A	5,867	35,906
Applied Industrial Technologies Inc	11,491	2,954,221
BlueLinx Holdings Inc (b)	2,369	155,027
Boise Cascade Co	11,181	788,149
Core & Main Inc Class A (b)	57,250	2,987,305
Custom Truck One Source Inc Class A (b)	17,935	105,637
Distribution Solutions Group Inc (b)	1,797	49,130
DNOW Inc (b)	32,173	472,943
DXP Enterprises Inc/TX (b)	3,872	463,285
FTAI Aviation Ltd	30,973	5,355,232
GATX Corp	10,707	1,679,393
Global Industrial Co	4,248	120,728
Herc Holdings Inc	9,252	1,314,247
Hudson Technologies Inc (b)	11,845	107,493
McGrath RentCorp	7,368	791,618
Mrc Global Inc (b)	26,123	364,416
MSC Industrial Direct Co Inc Class A	13,834	1,174,645
NPK International Inc (b)	25,507	313,736
QXO Inc (b)(c)	146,522	2,589,044
Rush Enterprises Inc Class A	18,544	916,259
SiteOne Landscape Supply Inc (b)	13,492	1,750,857
Titan Machinery Inc (b)	6,153	100,909
Transcat Inc (b)	2,796	203,129
Wesco International Inc	14,670	3,807,305
Willis Lease Finance Corp	907	116,441
Xometry Inc Class A (b)	13,258	645,532
		31,381,712
TOTAL INDUSTRIALS		424,199,911

Information Technology - 14.1%
Communications Equipment - 1.1%
ADTRAN Holdings Inc (b)	21,901	228,208
Applied Optoelectronics Inc (b)(c)	17,597	625,749
Aviat Networks Inc (b)	3,456	86,262
Calix Inc (b)	17,929	1,226,702
Ciena Corp (b)	42,682	8,106,166
Clearfield Inc (b)	3,623	127,892
CommScope Holding Co Inc (b)	66,908	1,157,508
Digi International Inc (b)	11,384	417,565
Extreme Networks Inc (b)	39,487	751,043
Harmonic Inc (b)	34,764	371,975
Lumentum Holdings Inc (b)	21,075	4,247,878
Netgear Inc (b)	8,793	305,293
NetScout Systems Inc (b)	20,333	565,257
Ribbon Communications Inc (b)	28,167	94,641
Viasat Inc (b)	40,561	1,615,139
Viavi Solutions Inc (b)	67,343	1,191,971
		21,119,249
Electronic Equipment, Instruments & Components - 2.7%
908 Devices Inc (b)	8,174	65,228
Advanced Energy Industries Inc	11,350	2,300,986
Aeva Technologies Inc (b)	7,913	129,298
Arlo Technologies Inc (b)	31,857	616,114
Arrow Electronics Inc (b)	15,561	1,735,830
Avnet Inc	25,372	1,229,273
Badger Meter Inc	8,904	1,606,727
Bel Fuse Inc Class B	3,242	499,236
Belden Inc	11,972	1,458,788
Benchmark Electronics Inc	11,009	482,414
Climb Global Solutions Inc	1,261	140,072
Cognex Corp	50,642	2,096,072
Coherent Corp (b)	46,946	6,194,994
Crane NXT Co (c)	14,786	935,215
CTS Corp	9,012	374,088
Daktronics Inc (b)	12,792	240,362
ePlus Inc	8,071	590,474
Evolv Technologies Holdings Inc Class A (b)	41,191	318,818
Flex Ltd (b)	113,292	7,083,016
Insight Enterprises Inc (b)	9,443	944,300
IPG Photonics Corp (b)	7,585	645,635
Itron Inc (b)	13,797	1,384,253
Kimball Electronics Inc (b)	7,345	213,556
Knowles Corp (b)	26,238	619,479
Lightwave Logic Inc (b)(c)	39,239	184,816
Littelfuse Inc	7,486	1,821,419
Methode Electronics Inc	10,683	71,897
MicroVision Inc (b)(c)	89,886	105,167
Mirion Technologies Inc Class A (b)	74,075	2,175,583
Napco Security Technologies Inc	10,920	482,118
nLight Inc (b)	15,139	499,738
Novanta Inc (b)	10,889	1,383,012
OSI Systems Inc (b)	4,767	1,327,419
Ouster Inc Class A (b)	17,240	575,126
PC Connection Inc	3,529	215,163
Plexus Corp (b)	8,164	1,142,144
Powerfleet Inc NJ (b)(c)	34,875	177,863
Red Cat Holdings Inc (b)(c)	30,480	342,900
Rogers Corp (b)	5,032	440,501
Sanmina Corp (b)	16,094	2,205,683
ScanSource Inc (b)	6,357	272,747
SmartRent Inc Class A (b)	51,235	71,216
TD SYNNEX Corp	23,148	3,622,431
TTM Technologies Inc (b)	31,199	2,096,573
Vishay Intertechnology Inc	37,029	628,752
Vishay Precision Group Inc (b)	3,605	135,043
Vontier Corp	44,165	1,700,353
		53,581,892
IT Services - 0.6%
Amdocs Ltd	33,653	2,835,603
Applied Digital Corp (b)(c)	70,308	2,436,875
ASGN Inc (b)	13,149	588,549
Backblaze Inc Class A (b)	16,872	173,950
BigBear.ai Holdings Inc (b)(c)	111,345	770,507
Commerce.com Inc (b)	20,963	97,059
DigitalOcean Holdings Inc (b)	20,491	833,164
DXC Technology Co (b)	53,622	761,432
EPAM Systems Inc (b)	16,841	2,754,178
Fastly Inc Class A (b)	42,111	349,100
Grid Dynamics Holdings Inc (b)	20,831	194,562
Hackett Group Inc/The	7,604	137,708
Kyndryl Holdings Inc (b)	69,802	2,018,674
Rackspace Technology Inc (b)	29,799	47,678
TSS Inc/MD (b)(c)	7,057	142,975
Unisys Corp (b)	22,492	80,296
		14,222,310
Semiconductors & Semiconductor Equipment - 2.9%
ACM Research Inc Class A (b)	15,792	654,736
Aehr Test Systems (b)(c)	8,420	218,836
Alpha & Omega Semiconductor Ltd (b)	7,458	209,271
Ambarella Inc (b)	12,187	1,038,698
Ambiq Micro Inc (c)	1,194	36,489
Amkor Technology Inc	34,343	1,108,592
Atomera Inc (b)(c)	9,604	30,348
Axcelis Technologies Inc (b)	9,518	757,252
CEVA Inc (b)	7,124	193,844
Cirrus Logic Inc (b)	15,493	2,055,146
Cohu Inc (b)	14,218	338,246
Credo Technology Group Holding Ltd (b)	45,617	8,558,662
Diodes Inc (b)	13,910	742,238
Enphase Energy Inc (b)	39,546	1,206,548
FormFactor Inc (b)	23,322	1,281,544
Ichor Holdings Ltd (b)	10,209	231,540
Impinj Inc (b)	7,821	1,581,093
Kopin Corp (b)(c)	48,749	168,672
Lattice Semiconductor Corp (b)	41,342	3,016,312
MACOM Technology Solutions Holdings Inc (b)	19,336	2,864,242
MaxLinear Inc Class A (b)	24,817	375,978
MKS Inc	20,246	2,909,553
Navitas Semiconductor Corp Class A (b)(c)	55,049	740,960
NVE Corp	1,479	102,125
Onto Innovation Inc (b)	14,809	1,998,623
PDF Solutions Inc (b)	9,738	283,668
Penguin Solutions Inc (b)	14,545	323,917
Photronics Inc (b)	18,403	439,832
Power Integrations Inc	16,855	706,056
Qorvo Inc (b)	25,415	2,412,392
Rambus Inc (b)	32,492	3,341,477
Rigetti Computing Inc Class A (b)	97,907	4,334,343
Semtech Corp (b)	26,168	1,775,760
Silicon Laboratories Inc (b)	9,921	1,300,445
SiTime Corp (b)	6,599	1,911,334
SkyWater Technology Inc (b)	8,358	146,140
Skyworks Solutions Inc	44,834	3,484,498
SolarEdge Technologies Inc (b)	17,829	625,620
Synaptics Inc (b)	11,661	827,231
Ultra Clean Holdings Inc (b)	13,789	377,956
Universal Display Corp	13,354	1,966,777
Veeco Instruments Inc (b)	18,398	528,943
		57,205,937
Software - 5.6%
8x8 Inc (b)	38,819	71,427
A10 Networks Inc	22,112	394,478
ACI Worldwide Inc (b)	31,203	1,486,199
Adeia Inc	33,451	570,005
Agilysys Inc (b)	7,682	963,784
Alarm.com Holdings Inc (b)	14,943	735,494
Alkami Technology Inc (b)(c)	23,434	475,476
Amplitude Inc Class A (b)	28,632	287,752
Appfolio Inc Class A (b)	6,916	1,759,638
Appian Corp Class A (b)	12,077	361,465
Arteris Inc (b)	9,177	124,899
Asana Inc Class A (b)	27,090	380,615
Aurora Innovation Inc Class A (b)(c)	346,057	1,813,339
AvePoint Inc Class A (b)	41,307	581,189
Bentley Systems Inc Class B	44,978	2,286,232
BILL Holdings Inc (b)	27,737	1,377,419
Blackbaud Inc (b)	11,144	713,662
BlackLine Inc (b)	15,756	902,031
Blend Labs Inc Class A (b)	66,768	221,002
Box Inc Class A (b)	43,772	1,404,643
Braze Inc Class A (b)	24,186	693,171
C3.ai Inc Class A (b)(c)	35,779	628,995
Ccc Intelligent Solutions Holdings Inc Class A (b)	167,490	1,460,513
Cerence Inc (b)	12,971	139,179
Cipher Mining Inc (b)(c)	87,930	1,639,895
Circle Internet Group Inc Class A (c)	16,057	2,038,918
Cleanspark Inc (b)(c)	84,954	1,512,181
Clear Secure Inc Class A	26,094	795,084
Clearwater Analytics Holdings Inc Class A (b)	87,112	1,603,732
Commvault Systems Inc (b)	13,419	1,868,193
Confluent Inc Class A (b)	88,215	2,061,585
Consensus Cloud Solutions Inc (b)	5,516	161,729
Core Scientific Inc (b)(c)	92,277	1,987,647
Daily Journal Corp (b)(c)	285	115,436
Digimarc Corp (b)	4,296	41,800
Digital Turbine Inc (b)	29,030	181,147
Dolby Laboratories Inc Class A	18,551	1,230,302
Domo Inc Class B (b)	10,559	144,658
Dropbox Inc Class A (b)	55,862	1,619,998
Dynatrace Inc (b)	91,111	4,607,483
Elastic NV (b)	28,063	2,503,781
Expensify Inc Class A (b)	15,543	25,334
Five9 Inc (b)	23,160	562,325
Freshworks Inc Class A (b)	60,000	666,000
Gitlab Inc Class A (b)	41,977	2,046,379
Guidewire Software Inc (b)	25,429	5,941,232
I3 Verticals Inc Class A (b)(c)	6,449	198,307
Informatica Inc Class A (b)	32,968	819,914
Intapp Inc (b)	17,049	654,341
InterDigital Inc	7,793	2,820,754
Jamf Holding Corp (b)	25,077	322,239
Klaviyo Inc Class A (b)	37,100	964,600
LiveRamp Holdings Inc (b)	19,676	537,942
Manhattan Associates Inc (b)	18,279	3,328,058
MARA Holdings Inc (b)(c)	111,955	2,045,418
Mitek Systems Inc (b)	13,733	126,481
N-able Inc/US (b)	22,097	173,020
nCino Inc (b)(c)	31,706	845,916
NCR Voyix Corp (b)	41,364	471,963
NextNav Inc Class A (b)	26,284	350,891
Nutanix Inc Class A (b)	80,953	5,767,092
OneSpan Inc	11,559	131,773
Onestream Inc Class A (b)	23,864	450,791
Ooma Inc (b)	7,777	87,336
PagerDuty Inc (b)	28,044	450,387
PAR Technology Corp (b)(c)	12,380	437,509
Pegasystems Inc	27,932	1,777,872
Pivotal Software Inc rights (b)(d)	5,101	0
Porch Group Inc (b)	30,126	453,396
Procore Technologies Inc (b)	34,922	2,577,942
Progress Software Corp (b)	12,930	551,335
PROS Holdings Inc (b)(c)	14,388	331,643
Q2 Holdings Inc (b)	18,920	1,168,499
Qualys Inc (b)	10,944	1,348,957
Rapid7 Inc (b)	17,192	318,224
Red Violet Inc	3,908	209,586
Rekor Systems Inc (b)	38,411	97,180
RingCentral Inc Class A (b)(c)	24,221	729,537
Riot Platforms Inc (b)	97,195	1,922,517
Rubrik Inc Class A (b)	40,237	3,028,639
Samsara Inc Class A (b)	90,608	3,639,723
SEMrush Holdings Inc Class A (b)	13,427	97,480
SentinelOne Inc Class A (b)	96,451	1,721,650
SoundHound AI Inc Class A (b)(c)	113,326	1,996,804
Sprinklr Inc Class A (b)	36,358	280,684
Sprout Social Inc Class A (b)	15,505	159,236
SPS Commerce Inc (b)	11,503	946,007
Telos Corp (b)	16,798	115,234
Tenable Holdings Inc (b)	36,369	1,055,428
Teradata Corp (b)	28,321	590,493
Terawulf Inc (b)(c)	93,564	1,450,242
UiPath Inc Class A (b)	128,651	2,040,405
Unity Software Inc (b)	102,116	3,870,196
Varonis Systems Inc (b)	33,891	1,193,980
Verint Systems Inc (b)	18,445	374,065
Veritone Inc (b)	13,622	85,274
Vertex Inc Class A (b)	22,054	505,037
Viant Technology Inc Class A (b)	4,951	43,965
Weave Communications Inc (b)	19,766	146,466
Workiva Inc Class A (b)	15,778	1,341,288
Xperi Inc (b)	13,552	91,069
Yext Inc (b)	32,307	273,640
Zeta Global Holdings Corp Class A (b)	58,881	1,059,269
		111,765,140
Technology Hardware, Storage & Peripherals - 1.2%
CompoSecure Inc Class A (b)	14,032	278,676
Corsair Gaming Inc (b)	13,335	108,680
Diebold Nixdorf Inc (b)	11,185	661,593
Eastman Kodak Co (b)(c)	18,065	114,532
Immersion Corp	8,794	58,832
IonQ Inc (b)(c)	89,655	5,592,679
Pure Storage Inc Class A (b)	93,766	9,254,704
Sandisk Corp/DE	41,689	8,309,868
Turtle Beach Corp (b)	4,280	72,332
Xerox Holdings Corp	34,863	115,745
		24,567,641
TOTAL INFORMATION TECHNOLOGY		282,462,169

Materials - 3.8%
Chemicals - 1.7%
AdvanSix Inc	7,942	147,642
Albemarle Corp	35,563	3,493,353
American Vanguard Corp (b)	8,738	39,059
Arq Inc (b)	8,997	59,740
Ashland Inc	13,705	670,175
ASP Isotopes Inc (b)	23,989	243,009
Aspen Aerogels Inc (b)	20,925	170,330
Avient Corp	27,465	880,803
Axalta Coating Systems Ltd (b)	65,522	1,865,411
Balchem Corp	9,807	1,504,296
Cabot Corp	16,145	1,089,465
Celanese Corp	33,135	1,273,709
Chemours Co/The	44,918	601,452
Ecovyst Inc (b)	33,930	277,887
Element Solutions Inc	68,590	1,832,725
FMC Corp	37,977	576,111
Hawkins Inc	6,316	895,925
HB Fuller Co	16,407	941,270
Huntsman Corp	49,448	409,429
Ingevity Corp (b)	11,102	596,399
Innospec Inc	7,432	546,847
Intrepid Potash Inc (b)	3,290	87,613
Koppers Holdings Inc	6,062	171,070
Kronos Worldwide Inc	7,315	35,989
LSB Industries Inc (b)	16,609	140,014
Mativ Holdings Inc	16,938	180,898
Minerals Technologies Inc	9,567	542,927
Mosaic Co/The	95,865	2,631,494
NewMarket Corp	2,350	1,804,565
Olin Corp	34,438	712,867
Origin Materials Inc Class A (b)	36,401	22,284
Perimeter Solutions Inc	42,041	988,384
PureCycle Technologies Inc (b)(c)	43,399	502,560
Quaker Chemical Corp	4,110	570,838
Rayonier Advanced Materials Inc (b)	20,327	141,273
RPM International Inc	38,763	4,236,021
Scotts Miracle-Gro Co/The	13,362	715,134
Sensient Technologies Corp	12,842	1,210,872
Stepan Co	6,395	277,223
Trinseo PLC	10,443	15,245
Tronox Holdings PLC	34,996	122,486
Westlake Corp	10,030	690,164
		33,914,958
Construction Materials - 0.2%
Eagle Materials Inc	9,790	2,078,613
Knife River Corp (b)	17,107	1,034,289
United States Lime & Minerals Inc	3,224	377,917
		3,490,819
Containers & Packaging - 0.6%
AptarGroup Inc	19,915	2,310,339
Ardagh Metal Packaging SA	45,372	161,978
Crown Holdings Inc	34,702	3,372,340
Graphic Packaging Holding CO	89,543	1,431,793
Greif Inc Class A	8,010	455,689
Myers Industries Inc	11,769	203,957
O-I Glass Inc (b)	45,847	517,613
Ranpak Holdings Corp Class A (b)	12,808	67,881
Sealed Air Corp	44,417	1,488,414
Silgan Holdings Inc	26,780	1,034,244
Sonoco Products Co	29,903	1,213,165
TriMas Corp	9,809	348,514
		12,605,927
Metals & Mining - 1.2%
Alcoa Corp	78,037	2,870,981
Alpha Metallurgical Resources Inc (b)	3,282	568,639
Century Aluminum Co (b)	16,243	481,118
Cleveland-Cliffs Inc (b)	149,436	1,857,489
Coeur Mining Inc (b)	194,092	3,332,560
Commercial Metals Co	33,688	1,999,720
Compass Minerals International Inc (b)	10,200	176,868
Contango ORE Inc (b)	2,758	59,186
Hecla Mining Co	199,718	2,570,371
Idaho Strategic Resources Inc (b)(c)	3,981	131,612
Ivanhoe Electric Inc / US (b)	28,477	421,175
Kaiser Aluminum Corp	4,916	445,045
Materion Corp	6,258	717,355
Mesabi Trust	4,127	140,896
Metallus Inc (b)	10,937	192,382
MP Materials Corp (b)(c)	40,650	2,564,609
Olympic Steel Inc	2,859	105,783
Ramaco Resources Inc Class A (b)	11,919	361,861
Royal Gold Inc	19,880	3,474,825
Ryerson Holding Corp	8,501	187,532
SunCoke Energy Inc	26,560	212,746
Warrior Met Coal Inc	15,897	1,078,452
Worthington Steel Inc	9,958	318,556
		24,269,761
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	4,887	86,255
Louisiana-Pacific Corp	19,111	1,664,759
Sylvamo Corp	10,464	424,838
		2,175,852
TOTAL MATERIALS		76,457,317

Real Estate - 6.1%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	21,981	351,037
Alpine Income Property Trust Inc	4,309	63,255
American Assets Trust Inc	14,366	274,534
Armada Hoffler Properties Inc Class A	24,677	161,388
Broadstone Net Lease Inc Class A	57,836	1,036,421
CTO Realty Growth Inc	9,891	164,982
Essential Properties Realty Trust Inc	60,066	1,794,772
Gladstone Commercial Corp	14,388	164,455
Global Net Lease Inc	60,325	459,677
		4,470,521
Health Care REITs - 0.7%
American Healthcare REIT Inc	50,919	2,307,649
CareTrust REIT Inc	66,550	2,305,958
Community Healthcare Trust Inc	8,617	126,325
Diversified Healthcare Trust	66,948	285,198
Global Medical REIT Inc	3,884	119,239
Healthcare Realty Trust Inc	106,606	1,889,058
LTC Properties Inc	13,928	488,594
Medical Properties Trust Inc (c)	148,082	765,584
National Health Investors Inc	14,497	1,080,171
Omega Healthcare Investors Inc	89,311	3,753,742
Sabra Health Care REIT Inc	73,034	1,301,466
Sila Realty Trust Inc	16,724	396,359
Universal Health Realty Income Trust	3,999	152,842
		14,972,185
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	66,954	749,215
Chatham Lodging Trust	15,301	97,926
DiamondRock Hospitality Co	62,874	491,675
Park Hotels & Resorts Inc	61,037	628,071
Pebblebrook Hotel Trust	36,311	379,813
RLJ Lodging Trust	45,345	308,346
Ryman Hospitality Properties Inc	19,090	1,659,112
Service Properties Trust	49,563	106,065
Summit Hotel Properties Inc	32,808	168,633
Sunstone Hotel Investors Inc	57,108	505,406
Xenia Hotels & Resorts Inc	29,481	362,616
		5,456,878
Industrial REITs - 0.7%
Americold Realty Trust Inc	85,843	1,106,516
EastGroup Properties Inc	16,117	2,812,900
First Industrial Realty Trust Inc	40,094	2,216,396
Lineage Inc	17,268	680,359
LXP Industrial Trust	89,331	847,751
One Liberty Properties Inc	5,066	101,776
Plymouth Industrial REIT Inc	13,366	294,052
Rexford Industrial Realty Inc	71,385	2,949,629
STAG Industrial Inc Class A	56,639	2,167,575
Terreno Realty Corp	31,332	1,789,997
		14,966,951
Office REITs - 0.7%
Brandywine Realty Trust	52,448	179,897
BXP Inc	44,567	3,172,725
COPT Defense Properties	34,300	966,231
Cousins Properties Inc	51,105	1,325,153
Douglas Emmett Inc	50,312	651,037
Easterly Government Properties Inc	13,176	284,865
Empire State Realty Trust Inc Class A	41,606	307,468
Highwoods Properties Inc	33,083	947,166
Hudson Pacific Properties Inc (b)	113,273	276,386
JBG SMITH Properties	18,468	359,941
Kilroy Realty Corp	33,005	1,394,461
NET Lease Office Properties	4,221	123,886
Orion Properties Inc	17,529	43,297
Paramount Group Inc (b)	55,790	364,867
Peakstone Realty Trust	9,870	133,344
Piedmont Realty Trust Inc Class A1	38,454	309,939
Postal Realty Trust Inc Class A	7,006	103,759
SL Green Realty Corp	21,357	1,096,682
Vornado Realty Trust	48,762	1,850,030
		13,891,134
Real Estate Management & Development - 0.9%
Anywhere Real Estate Inc (b)	30,110	302,606
Compass Inc Class A (b)	138,412	1,067,157
Cushman & Wakefield PLC (b)	70,096	1,100,507
Douglas Elliman Inc (b)	22,584	55,782
eXp World Holdings Inc	27,700	283,648
Forestar Group Inc (b)	5,584	145,240
Howard Hughes Holdings Inc (b)	9,224	731,279
Jones Lang LaSalle Inc (b)	14,304	4,364,007
Kennedy-Wilson Holdings Inc	37,230	281,459
Marcus & Millichap Inc	7,227	211,101
Newmark Group Inc Class A	46,456	828,310
Opendoor Technologies Inc Class A (b)(c)	202,200	1,571,094
RE/MAX Holdings Inc Class A (b)	5,338	42,330
RMR Group Inc/The Class A	5,375	83,151
Seaport Entertainment Group Inc (b)	2,349	56,540
St Joe Co/The	12,216	693,624
Tejon Ranch Co (b)	7,329	115,945
Zillow Group Inc Class A (b)	17,900	1,280,387
Zillow Group Inc Class C (b)	50,145	3,759,873
		16,974,040
Residential REITs - 0.6%
American Homes 4 Rent Class A	98,492	3,112,347
Apartment Investment and Management Co Class A	39,647	210,922
Camden Property Trust	32,344	3,217,581
Centerspace	5,039	298,561
Elme Communities	26,498	435,892
Equity LifeStyle Properties Inc	58,613	3,578,324
Independence Realty Trust Inc	70,961	1,130,409
NexPoint Residential Trust Inc	6,569	201,471
UMH Properties Inc	24,678	358,818
Veris Residential Inc	24,100	346,076
		12,890,401
Retail REITs - 1.4%
Acadia Realty Trust	39,454	752,388
Agree Realty Corp	33,477	2,444,156
Alexander's Inc	660	145,814
Brixmor Property Group Inc	92,505	2,419,931
CBL & Associates Properties Inc	4,667	138,003
Curbline Properties Corp	29,072	670,400
Federal Realty Investment Trust	23,817	2,290,957
FrontView REIT Inc	6,122	81,422
Getty Realty Corp	16,096	441,513
InvenTrust Properties Corp	23,664	648,394
Kimco Realty Corp	205,035	4,236,023
Kite Realty Group Trust	66,874	1,480,590
Macerich Co/The	76,591	1,313,536
NETSTREIT Corp	25,602	476,709
NNN REIT Inc	57,299	2,318,318
Phillips Edison & Co Inc	38,244	1,294,177
Regency Centers Corp	49,429	3,408,130
Saul Centers Inc	3,689	109,231
SITE Centers Corp	15,167	111,174
Tanger Inc	34,336	1,117,980
Urban Edge Properties	37,807	727,029
Whitestone REIT	13,613	170,707
		26,796,582
Specialized REITs - 0.6%
CubeSmart	69,178	2,605,935
EPR Properties	23,180	1,136,284
Farmland Partners Inc	12,917	129,558
Four Corners Property Trust Inc	32,208	761,397
Gladstone Land Corp	10,267	93,019
Lamar Advertising Co Class A	26,258	3,113,936
Millrose Properties Inc Class A	36,371	1,171,510
National Storage Affiliates Trust	21,402	622,584
Outfront Media Inc	43,694	772,947
PotlatchDeltic Corp	21,408	856,320
Rayonier Inc	43,185	953,093
Safehold Inc	13,796	199,076
		12,415,659
TOTAL REAL ESTATE		122,834,351

Utilities - 2.7%
Electric Utilities - 1.0%
ALLETE Inc	17,460	1,175,582
Hawaiian Electric Industries Inc (b)	51,641	600,068
IDACORP Inc	16,299	2,102,897
MGE Energy Inc	10,966	908,752
OGE Energy Corp	60,848	2,685,831
Oklo Inc Class A (b)	35,220	4,676,159
Otter Tail Corp	12,705	981,080
Pinnacle West Capital Corp	36,121	3,197,431
Portland General Electric Co	33,307	1,521,464
TXNM Energy Inc	28,482	1,617,778
		19,467,042
Gas Utilities - 0.6%
Chesapeake Utilities Corp	7,130	907,506
MDU Resources Group Inc	61,739	1,184,154
National Fuel Gas Co	27,246	2,149,982
New Jersey Resources Corp	30,422	1,347,695
Northwest Natural Holding Co	12,588	573,132
ONE Gas Inc	18,164	1,456,571
Southwest Gas Holdings Inc	19,355	1,538,723
Spire Inc	17,841	1,541,462
UGI Corp	64,944	2,171,078
		12,870,303
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	215,199	2,984,810
Clearway Energy Inc Class A	12,474	374,095
Clearway Energy Inc Class C	23,166	739,691
Hallador Energy Co (b)	10,542	228,022
Ormat Technologies Inc	18,342	1,951,039
Talen Energy Corp (b)	13,793	5,514,166
		11,791,823
Multi-Utilities - 0.2%
Avista Corp	24,433	929,675
Black Hills Corp	22,057	1,399,076
Northwestern Energy Group Inc	18,630	1,111,652
Unitil Corp	5,336	260,129
		3,700,532
Water Utilities - 0.3%
American States Water Co	11,702	834,470
Cadiz Inc (b)(c)	16,285	86,310
California Water Service Group	18,108	803,633
Consolidated Water Co Ltd	4,725	160,697
Essential Utilities Inc	84,851	3,311,735
H2O America	9,920	458,800
Middlesex Water Co	5,446	312,982
York Water Co/The	4,250	132,047
		6,100,674
TOTAL UTILITIES		53,930,374

TOTAL UNITED STATES		1,950,009,606
TOTAL COMMON STOCKS (Cost $1,576,260,527)		1,996,356,306

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $299,589)	4.15	300,000	299,678

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	3,487,221	3,487,918
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	93,652,956	93,662,321
TOTAL MONEY MARKET FUNDS (Cost $97,150,239)			97,150,239

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $1,673,710,355)	2,093,806,223
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(92,702,783)
NET ASSETS - 100.0%	2,001,103,440

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	19	12/19/2025	2,365,405	48,560	48,560
CME E-Mini S&P MidCap 400 Index Contracts (United States)	8	12/19/2025	2,606,160	19,515	19,515

TOTAL FUTURES CONTRACTS					68,075
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $256,023 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,678.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,501,826	132,103,334	133,117,043	143,835	(199)	-	3,487,918	3,487,221	0.0%
Fidelity Securities Lending Cash Central Fund	91,588,044	361,686,936	359,612,659	1,147,037	-	-	93,662,321	93,652,956	0.4%
Total	96,089,870	493,790,270	492,729,702	1,290,872	(199)	-	97,150,239

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	76,103,740	76,103,740	-	-
Consumer Discretionary	225,579,644	225,579,644	-	-
Consumer Staples	67,651,581	67,651,581	-	-
Energy	70,109,177	70,109,177	-	-
Financials	328,659,926	328,659,926	-	-
Health Care	246,729,315	246,719,050	-	10,265
Industrials	424,676,911	424,676,911	-	-
Information Technology	294,537,825	294,537,825	-	-
Materials	85,543,462	85,543,462	-	-
Real Estate	122,834,351	122,834,351	-	-
Utilities	53,930,374	53,930,374	-	-

U.S. Treasury Obligations	299,678	-	299,678	-

Money Market Funds	97,150,239	97,150,239	-	-
Total Investments in Securities:	2,093,806,223	2,093,496,280	299,678	10,265
Derivative Instruments:

Assets
Futures Contracts	68,075	68,075	-	-
Total Assets	68,075	68,075	-	-
Total Derivative Instruments:	68,075	68,075	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	68,075	-
Total Equity Risk	68,075	-
Total Value of Derivatives	68,075	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $101,521,873) - See accompanying schedule:
Unaffiliated issuers (cost $1,576,560,116)	$1,996,655,984
Fidelity Central Funds (cost $97,150,239)	97,150,239

Total Investment in Securities (cost $1,673,710,355)		$2,093,806,223
Segregated cash with brokers for derivative instruments		1,637
Cash		34,823
Foreign currency held at value (cost $403)		399
Receivable for fund shares sold		1,498,637
Dividends receivable		666,474
Distributions receivable from Fidelity Central Funds		76,736
Receivable for daily variation margin on futures contracts		25,651
Other receivables		20,467
Total assets		2,096,131,047
Liabilities
Payable for investments purchased	$34,823
Payable for fund shares redeemed	1,329,976
Collateral on securities loaned	93,662,808
Total liabilities		95,027,607
Net Assets		$2,001,103,440
Net Assets consist of:
Paid in capital		$1,621,773,606
Total accumulated earnings (loss)		379,329,834
Net Assets		$2,001,103,440
Net Asset Value, offering price and redemption price per share ($2,001,103,440 ÷ 132,733,532 shares)		$15.08
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$24,252,785
Interest		16,774
Income from Fidelity Central Funds (including $1,147,037 from security lending)		1,290,872
Total income		25,560,431
Expenses
Independent trustees' fees and expenses	$7,078
Total expenses		7,078
Net Investment income (loss)		25,553,353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,514,272)
Redemptions in-kind	20,252,518
Fidelity Central Funds	(199)
Foreign currency transactions	(76)
Futures contracts	394,484
Total net realized gain (loss)		4,132,455
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	189,098,095
Assets and liabilities in foreign currencies	(2)
Futures contracts	14,284
Total change in net unrealized appreciation (depreciation)		189,112,377
Net gain (loss)		193,244,832
Net increase (decrease) in net assets resulting from operations		$218,798,185
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,553,353	$24,640,668
Net realized gain (loss)	4,132,455	39,884,419
Change in net unrealized appreciation (depreciation)	189,112,377	363,744,676
Net increase (decrease) in net assets resulting from operations	218,798,185	428,269,763
Distributions to shareholders	(21,542,038)	(21,540,620)

Share transactions
Proceeds from sales of shares	421,197,261	413,229,922
Reinvestment of distributions	19,136,759	19,026,243
Cost of shares redeemed	(372,211,636)	(373,879,253)

Net increase (decrease) in net assets resulting from share transactions	68,122,384	58,376,912
Total increase (decrease) in net assets	265,378,531	465,106,055

Net Assets
Beginning of period	1,735,724,909	1,270,618,854
End of period	$2,001,103,440	$1,735,724,909

Other Information
Shares
Sold	30,027,738	33,192,384
Issued in reinvestment of distributions	1,341,049	1,582,882
Redeemed	(26,917,549)	(30,232,808)
Net increase (decrease)	4,451,238	4,542,458

Financial Highlights
Fidelity ZERO® Extended Market Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.53	$10.27	$10.90	$14.09	$9.48
Income from Investment Operations
Net investment income (loss) A,B	.19	.20	.19	.18	.18
Net realized and unrealized gain (loss)	1.53	3.24	(.65)	(2.46)	4.68
Total from investment operations	1.72	3.44	(.46)	(2.28)	4.86
Distributions from net investment income	(.17)	(.18)	(.17)	(.16)	(.14)
Distributions from net realized gain	-	-	-	(.75)	(.11)
Total distributions	(.17)	(.18)	(.17)	(.91)	(.25)
Net asset value, end of period	$15.08	$13.53	$10.27	$10.90	$14.09
Total Return C	12.75%	33.66%	(4.23)%	(16.99)%	51.93%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	1.40%	1.56%	1.74%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$2,001,103	$1,735,725	$1,270,619	$1,265,762	$1,395,074
Portfolio turnover rate G	13 % H	8% H	7% H	16% H	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity ZERO® International Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)(c)	15,094	731,304
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	858,682	2,741,758
Interactive Media & Services - 0.1%
CAR Group Ltd	81,287	1,898,743
REA Group Ltd	10,829	1,509,831
SEEK Ltd	77,204	1,368,945
		4,777,519
TOTAL COMMUNICATION SERVICES		7,519,277

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	244,403	13,432,682
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	133,722	5,542,764
Lottery Corp/The	479,394	1,725,171
		7,267,935
Specialty Retail - 0.0%
JB Hi-Fi Ltd	23,565	1,614,634
TOTAL CONSUMER DISCRETIONARY		22,315,251

Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd	171,422	671,847
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	289,044	4,170,129
Endeavour Group Ltd/Australia	321,779	770,576
Metcash Ltd	231,645	577,464
Woolworths Group Ltd	263,236	4,893,205
		10,411,374
TOTAL CONSUMER STAPLES		11,083,221

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	52,042	1,045,368
Santos Ltd	699,938	2,889,787
Whitehaven Coal Ltd	175,733	827,871
Woodside Energy Group Ltd	408,994	6,627,934
		11,390,960
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	642,377	15,404,261
Bank of Queensland Ltd	145,167	651,582
Bendigo & Adelaide Bank Ltd	124,311	1,028,909
Commonwealth Bank of Australia	360,419	40,476,515
National Australia Bank Ltd	659,705	18,808,236
Westpac Banking Corp	736,643	18,672,119
		95,041,622
Capital Markets - 0.2%
ASX Ltd	41,913	1,548,067
HUB24 Ltd	17,593	1,314,107
Macquarie Group Ltd	76,343	10,917,340
Magellan Financial Group Ltd warrants 4/16/2027 (b)	1,938	56
		13,779,570
Financial Services - 0.0%
AMP Ltd	534,676	624,462
Challenger Ltd	116,788	711,418
Washington H Soul Pattinson & Co Ltd (c)	76,887	1,891,549
		3,227,429
Insurance - 0.2%
Insurance Australia Group Ltd	510,124	2,623,465
Medibank Pvt Ltd	594,977	1,899,752
QBE Insurance Group Ltd	325,429	4,224,495
Steadfast Group Ltd	240,636	881,710
Suncorp Group Ltd	233,554	2,998,218
		12,627,640
TOTAL FINANCIALS		124,676,261

Health Care - 0.2%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (b)(c)	62,374	660,019
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	30,757	734,738
Cochlear Ltd	14,098	2,648,857
		3,383,595
Health Care Providers & Services - 0.2%
EBOS Group Ltd	42,888	709,283
Ramsay Health Care Ltd	39,959	839,260
Sigma Healthcare Ltd	1,242,697	2,528,731
Sonic Healthcare Ltd	106,772	1,477,789
		5,555,063
Health Care Technology - 0.0%
Pro Medicus Ltd	11,942	2,059,756
TOTAL HEALTH CARE		11,658,433

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	294,540	4,790,958
Cleanaway Waste Management Ltd	470,949	785,762
		5,576,720
Construction & Engineering - 0.0%
Worley Ltd	106,160	993,285
Ground Transportation - 0.0%
Aurizon Holdings Ltd	384,079	861,968
Passenger Airlines - 0.0%
Qantas Airways Ltd (c)	161,171	1,075,633
Professional Services - 0.1%
ALS Ltd	109,403	1,554,769
Computershare Ltd	117,218	2,804,763
		4,359,532
Trading Companies & Distributors - 0.0%
Reece Ltd (c)	51,577	394,500
SGH Ltd	43,185	1,370,414
		1,764,914
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	204,786	651,199
Qube Holdings Ltd	384,757	1,105,167
Transurban Group unit	669,395	6,342,025
		8,098,391
TOTAL INDUSTRIALS		22,730,443

Information Technology - 0.0%
IT Services - 0.0%
NEXTDC Ltd (b)	138,592	1,429,129
Software - 0.0%
Technology One Ltd	65,601	1,583,849
WiseTech Global Ltd	45,437	2,054,898
		3,638,747
TOTAL INFORMATION TECHNOLOGY		5,067,876

Materials - 1.2%
Chemicals - 0.0%
Dyno Nobel Ltd	350,268	737,961
Orica Ltd	103,165	1,501,894
		2,239,855
Metals & Mining - 1.2%
BHP Group Ltd	1,093,118	31,162,852
BlueScope Steel Ltd	95,056	1,424,269
Evolution Mining Ltd	433,597	3,081,009
Fortescue Ltd	357,825	4,984,519
Glencore PLC	2,076,300	9,946,659
Lynas Rare Earths Ltd (b)	196,540	1,961,091
Mineral Resources Ltd (b)	38,176	1,208,962
Northern Star Resources Ltd	307,922	4,958,260
Pilbara Minerals Ltd (b)(c)	660,168	1,425,428
Rio Tinto Ltd	79,891	6,945,471
Rio Tinto PLC	229,470	16,542,499
South32 Ltd	968,700	2,003,357
		85,644,376
TOTAL MATERIALS		87,884,231

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	102,053	1,498,392
GPT Group/The unit	413,564	1,450,389
Mirvac Group unit	855,043	1,286,745
Stockland unit	516,893	2,134,062
		6,369,588
Industrial REITs - 0.1%
Goodman Group unit	437,284	9,450,377
Office REITs - 0.0%
Dexus unit	233,849	1,113,894
Real Estate Management & Development - 0.0%
Lendlease Group unit	139,015	504,814
Retail REITs - 0.1%
Scentre Group unit	1,120,456	2,983,775
Vicinity Ltd unit	843,740	1,391,189
		4,374,964
TOTAL REAL ESTATE		21,813,637

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	371,432	2,977,093
Gas Utilities - 0.0%
Apa Group unit	280,875	1,687,068
Multi-Utilities - 0.0%
AGL Energy Ltd	126,454	766,162
TOTAL UTILITIES		5,430,323

TOTAL AUSTRALIA		331,569,913
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	30,966	1,693,988
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	16,926	2,183,141
Erste Group Bank AG	68,947	7,132,591
Raiffeisen Bank International AG	28,087	1,046,991
		10,362,723
Insurance - 0.0%
UNIQA Insurance Group AG	25,438	373,551
TOTAL FINANCIALS		10,736,274

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	1,525	363,863
Construction & Engineering - 0.0%
Strabag SE	3,488	272,988
Machinery - 0.0%
ANDRITZ AG	15,641	1,182,676
TOTAL INDUSTRIALS		1,819,527

Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	23,986	711,646
Metals & Mining - 0.0%
voestalpine AG	22,231	791,286
Paper & Forest Products - 0.0%
Mondi PLC	96,344	1,076,074
TOTAL MATERIALS		2,579,006

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	8,515	236,733
CPI Europe AG (b)(f)	7,756	0
		236,733
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	18,160	1,401,406
TOTAL AUSTRIA		18,466,934
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	4,303	786,136
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	212,879	12,980,773
Food Products - 0.0%
Lotus Bakeries NV	86	750,398
TOTAL CONSUMER STAPLES		13,731,171

Financials - 0.2%
Banks - 0.2%
KBC Group NV	53,916	6,478,749
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	16,426	1,443,674
Sofina SA	3,253	893,898
		2,337,572
Insurance - 0.0%
Ageas SA/NV	38,598	2,553,725
TOTAL FINANCIALS		11,370,046

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	25,966	6,659,360
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	4,681	1,165,440
Trading Companies & Distributors - 0.0%
Azelis Group NV	39,037	461,209
TOTAL INDUSTRIALS		1,626,649

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	15,441	474,496
Syensqo SA	15,163	1,252,098
Umicore SA	39,542	753,862
		2,480,456
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	10,054	733,568
Cofinimmo SA	8,308	709,119
		1,442,687
Industrial REITs - 0.0%
Warehouses De Pauw CVA	41,128	1,043,884
TOTAL REAL ESTATE		2,486,571

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	10,869	1,309,192
TOTAL BELGIUM		40,449,581
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	162,200	965,973
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	168,600	761,214
TOTAL COMMUNICATION SERVICES		1,727,187

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (b)	272,700	311,732
Lojas Renner SA	210,524	580,707
Ultrapar Participacoes SA	147,500	586,990
Vibra Energia SA	187,200	828,142
		2,307,571
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	914,000	2,159,303
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	285,292	1,060,575
Sendas Distribuidora S/A	286,500	457,978
		1,518,553
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	168,788	282,675
TOTAL CONSUMER STAPLES		3,960,531

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (b)	77,995	213,980
Petroleo Brasileiro SA - Petrobras	960,100	5,309,153
Petroleo Brasileiro SA - Petrobras	791,300	4,634,590
PRIO SA/Brazil (b)	177,300	1,187,394
		11,345,117
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	1,156,179	3,902,678
Banco Bradesco SA	297,359	855,053
Banco do Brasil SA	616,600	2,509,975
Itau Unibanco Holding SA	1,146,325	8,403,620
Itausa SA	1,219,421	2,640,592
NU Holdings Ltd/Cayman Islands Class A (b)	811,372	13,071,204
		31,383,122
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	1,132,800	2,665,684
Banco BTG Pactual SA unit	222,500	2,019,062
XP Inc depository receipt	86,104	1,556,128
		6,240,874
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	40,959	392,797
StoneCo Ltd Class A (b)	55,612	1,057,184
		1,449,981
Insurance - 0.0%
BB Seguridade Participacoes SA	136,700	834,691
Caixa Seguridade Participacoes S/A	126,800	352,828
		1,187,519
TOTAL FINANCIALS		40,261,496

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	66,073	384,160
Rede D'Or Sao Luiz SA (d)(e)	216,805	1,746,546
		2,130,706
Pharmaceuticals - 0.0%
Hypera SA	76,300	366,470
TOTAL HEALTH CARE		2,497,176

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	149,800	2,422,160
Electrical Equipment - 0.1%
WEG SA	316,100	2,473,594
Ground Transportation - 0.0%
Localiza Rent a Car SA	187,931	1,377,708
Rumo SA	254,600	753,396
		2,131,104
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	209,200	617,495
TOTAL INDUSTRIALS		7,644,353

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	107,400	885,759
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	35,372	1,289,270
Containers & Packaging - 0.0%
Klabin SA unit	215,750	723,451
Metals & Mining - 0.3%
Gerdau SA	286,900	1,010,025
Metalurgica Gerdau SA	133,100	274,367
Vale SA	771,243	9,355,351
Wheaton Precious Metals Corp	97,753	9,440,408
		20,080,151
Paper & Forest Products - 0.0%
Suzano SA	145,353	1,320,887
TOTAL MATERIALS		23,413,759

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	77,600	359,877
Multiplan Empreendimentos Imobiliarios SA	64,200	328,044
		687,921
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	195,151	2,021,175
Centrais Eletricas Brasileiras SA Series B	43,829	483,834
Cia Energetica de Minas Gerais	416,554	878,023
Cia Paranaense de Energia - Copel	171,500	417,915
Cia Paranaense de Energia - Copel Series B	233,000	602,861
Energisa S/A unit	63,100	607,900
Equatorial Energia SA	230,523	1,570,399
Transmissora Alianca de Energia Eletrica S/A unit	45,200	320,100
		6,902,207
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	151,400	515,271
Engie Brasil Energia SA	53,350	396,658
		911,929
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	98,500	2,413,639
Cia De Sanena Do Parana unit	51,200	328,139
		2,741,778
TOTAL UTILITIES		10,555,914

TOTAL BRAZIL		105,286,784
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (c)	23,030	945,382
CANADA - 7.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	66,450	1,518,938
Quebecor Inc Class B	33,202	1,059,112
TELUS Corp	109,242	1,597,486
		4,175,536
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	83,126	3,253,207
TOTAL COMMUNICATION SERVICES		7,428,743

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	57,072	2,696,225
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	10,969	1,257,968
Dollarama Inc	59,506	7,734,869
		8,992,837
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	70,536	4,632,830
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	32,188	1,877,050
TOTAL CONSUMER DISCRETIONARY		18,198,942

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	165,129	8,392,139
Empire Co Ltd Class A	29,142	990,065
George Weston Ltd	33,947	2,064,098
Loblaw Cos Ltd	122,673	4,875,258
Metro Inc/CN	42,753	2,849,794
		19,171,354
Food Products - 0.0%
Saputo Inc	53,212	1,285,769
TOTAL CONSUMER STAPLES		20,457,123

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	125,469	2,314,273
Cameco Corp	93,783	9,584,582
Canadian Natural Resources Ltd	449,969	14,395,286
Cenovus Energy Inc	271,191	4,582,529
Enbridge Inc	469,628	21,898,450
Imperial Oil Ltd	33,830	2,992,130
Keyera Corp	49,519	1,462,038
MEG Energy Corp	54,536	1,154,061
Parkland Corp	30,012	855,071
Pembina Pipeline Corp	125,154	4,734,713
South Bow Corp	45,311	1,175,298
Suncor Energy Inc	261,327	10,406,127
TC Energy Corp	223,975	11,239,072
Tourmaline Oil Corp	79,156	3,481,611
Whitecap Resources Inc	265,621	1,977,172
		92,252,413
Financials - 2.9%
Banks - 1.9%
Bank of Montreal	154,246	19,161,014
Bank of Nova Scotia/The	267,509	17,545,295
Canadian Imperial Bank of Commerce	200,093	16,578,951
National Bank of Canada	84,339	9,422,781
Royal Bank of Canada	302,720	44,347,708
Toronto Dominion Bank	369,268	30,319,705
		137,375,454
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	81,149	4,389,701
Brookfield Corp Class A	464,665	21,398,676
Onex Corp Subordinate Voting Shares	12,365	1,075,562
TMX Group Ltd	59,958	2,211,420
		29,075,359
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	4,491	7,291,299
Great-West Lifeco Inc	57,647	2,443,899
iA Financial Corp Inc	19,957	2,355,766
Intact Financial Corp	38,414	7,165,702
Manulife Financial Corp	365,755	11,836,740
Power Corp of Canada Subordinate Voting Shares	116,136	5,440,188
Sun Life Financial Inc	121,270	7,376,239
		43,909,833
TOTAL FINANCIALS		210,360,646

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	18,703	2,613,259
CAE Inc (b)	69,024	1,938,017
		4,551,276
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	86,513	2,333,455
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	35,732	2,519,876
Stantec Inc	24,562	2,720,024
WSP Global Inc	28,108	5,373,697
		10,613,597
Ground Transportation - 0.4%
Canadian National Railway Co	119,563	11,464,852
Canadian Pacific Kansas City Ltd	196,680	14,153,445
TFI International Inc	16,791	1,508,921
		27,127,218
Passenger Airlines - 0.0%
Air Canada (b)	65,163	856,729
Professional Services - 0.1%
Thomson Reuters Corp	29,120	4,460,547
Trading Companies & Distributors - 0.0%
Finning International Inc	28,646	1,549,177
Toromont Industries Ltd	17,475	2,099,542
		3,648,719
TOTAL INDUSTRIALS		53,591,541

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	24,779	8,530,916
IT Services - 0.8%
CGI Inc Class A	42,840	3,728,245
Shopify Inc Class A (b)	262,873	45,705,472
		49,433,717
Software - 0.2%
Constellation Software Inc/Canada	4,291	11,292,592
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	2,626	0
Descartes Systems Group Inc/The (b)	18,497	1,633,613
Open Text Corp	54,772	2,101,373
		15,027,578
TOTAL INFORMATION TECHNOLOGY		72,992,211

Materials - 0.8%
Chemicals - 0.1%
Nutrien Ltd	104,902	5,713,496
Containers & Packaging - 0.0%
CCL Industries Inc Class B	31,198	1,740,353
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	108,274	17,414,316
Alamos Gold Inc Class A	90,522	2,790,753
B2Gold Corp	285,860	1,251,421
Barrick Mining Corp	367,400	12,060,245
Franco-Nevada Corp	41,495	7,751,078
Kinross Gold Corp	261,656	6,085,501
Pan American Silver Corp	90,784	3,197,554
Teck Resources Ltd Class B	96,739	4,150,145
		54,701,013
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	12,004	732,624
TOTAL MATERIALS		62,887,486

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	9,511	1,517,298
FirstService Corp Subordinate Voting Shares	8,870	1,411,939
		2,929,237
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	64,458	3,064,461
Fortis Inc/Canada	108,441	5,450,851
Hydro One Ltd (d)(e)	68,433	2,524,001
		11,039,313
Gas Utilities - 0.0%
AltaGas Ltd	64,496	1,893,195
Brookfield Infrastructure Corp	25,934	1,175,078
		3,068,273
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	29,318	1,269,252
Northland Power Inc	57,129	1,043,967
		2,313,219
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	153,568	857,323
Canadian Utilities Ltd Class A	27,312	764,903
		1,622,226
TOTAL UTILITIES		18,043,031

TOTAL CANADA		559,141,373
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	180,336	1,131,704
Specialty Retail - 0.0%
Empresas Copec SA	78,494	561,213
TOTAL CONSUMER DISCRETIONARY		1,692,917

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	76,733	345,341
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	268,337	832,157
TOTAL CONSUMER STAPLES		1,177,498

Financials - 0.0%
Banks - 0.0%
Banco de Chile	10,008,773	1,756,460
Banco de Credito e Inversiones SA	17,307	889,633
Banco Santander Chile	13,604,671	983,959
		3,630,052
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	54,811,155	1,249,105
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	30,763	1,482,388
Metals & Mining - 0.2%
Antofagasta PLC	74,248	2,721,355
Lundin Mining Corp	145,527	2,340,800
		5,062,155
Paper & Forest Products - 0.0%
Empresas Cmpc SA	238,839	344,619
TOTAL MATERIALS		6,889,162

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	140,011	390,673
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	3,928,286	370,927
Enel Chile SA	5,111,698	390,475
		761,402
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	1,479,931	222,488
TOTAL UTILITIES		983,890

TOTAL CHILE		16,013,297
CHINA - 7.7%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	1,009,000	1,458,207
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)(c)	2,264,000	807,057
Kingsoft Corp Ltd	207,000	901,998
Netease Inc	368,270	10,333,927
Tencent Music Entertainment Group Class A ADR	106,478	2,376,589
		14,419,571
Interactive Media & Services - 1.7%
Autohome Inc Class A ADR	13,177	332,060
Baidu Inc A Shares (b)	479,428	7,256,737
Bilibili Inc Z Shares (b)	62,135	1,876,663
Kuaishou Technology B Shares (d)(e)	602,800	5,612,547
Tencent Holdings Ltd	1,320,900	107,293,753
		122,371,760
TOTAL COMMUNICATION SERVICES		138,249,538

Consumer Discretionary - 2.9%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	132,000	1,178,063
Automobiles - 0.3%
BYD Co Ltd H Shares	793,220	10,269,277
Geely Automobile Holdings Ltd	1,108,000	2,623,650
Great Wall Motor Co Ltd H Shares	507,500	988,151
Li Auto Inc A Shares (b)(c)	257,732	2,674,503
NIO Inc A Shares (b)	334,100	2,415,720
XPeng Inc A Shares (b)	315,414	3,674,625
Yadea Group Holdings Ltd (d)(e)	240,478	376,010
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	94,300	707,503
		23,729,439
Broadline Retail - 2.0%
Alibaba Group Holding Ltd	4,109,340	87,441,616
JD.com Inc A Shares	624,376	10,308,441
PDD Holdings Inc Class A ADR (b)	168,166	22,680,549
Prosus NV Class N	286,822	19,813,180
Vipshop Holdings Ltd Class A ADR	49,890	872,576
		141,116,362
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc (b)	281,840	1,685,334
TAL Education Group Class A ADR (b)	90,641	1,111,259
		2,796,593
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd	371,640	1,441,086
Haidilao International Holding Ltd (c)(d)(e)	365,000	601,244
Meituan B Shares (b)(d)(e)	1,191,390	15,681,975
Tongcheng Travel Holdings Ltd (d)	257,200	708,326
Trip.com Group Ltd	130,946	9,214,857
Yum China Holdings Inc (Hong Kong)	79,400	3,418,965
		31,066,453
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	500,000	1,624,081
Midea Group Co Ltd H Shares	97,100	1,049,655
		2,673,736
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	461,000	902,950
Pop Mart International Group Ltd (d)(e)	144,600	4,123,693
		5,026,643
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	254,400	2,651,859
Li Ning Co Ltd	500,000	1,086,152
Shenzhou International Group Holdings Ltd	172,100	1,486,112
		5,224,123
TOTAL CONSUMER DISCRETIONARY		212,811,412

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	339,000	1,160,458
Nongfu Spring Co Ltd H Shares (d)(e)	390,600	2,593,763
Tsingtao Brewery Co Ltd H Shares	134,000	905,341
		4,659,562
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	1,236,000	922,560
JD Health International Inc (b)(d)(e)	220,800	1,724,789
		2,647,349
Food Products - 0.1%
China Feihe Ltd (d)(e)	869,000	464,105
China Mengniu Dairy Co Ltd	646,000	1,175,520
Tingyi Cayman Islands Holding Corp	408,000	559,713
Want Want China Holdings Ltd	974,000	629,232
Wilmar International Ltd	570,100	1,370,939
		4,199,509
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	101,800	487,348
Hengan International Group Co Ltd	137,500	481,658
		969,006
Tobacco - 0.0%
Smoore International Holdings Ltd (d)(e)	392,000	660,350
TOTAL CONSUMER STAPLES		13,135,776

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	380,000	370,193
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	460,000	648,216
China Petroleum & Chemical Corp H Shares	5,172,000	2,748,887
China Shenhua Energy Co Ltd H Shares	727,000	3,785,372
PetroChina Co Ltd H Shares	4,542,000	4,687,807
Yankuang Energy Group Co Ltd H Shares	695,500	955,014
		12,825,296
TOTAL ENERGY		13,195,489

Financials - 1.3%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	6,616,000	5,040,405
Bank of China Ltd H Shares	18,006,000	10,195,726
Bank of Communications Co Ltd H Shares	4,598,000	4,082,877
BOC Hong Kong Holdings Ltd	773,500	3,800,533
China CITIC Bank Corp Ltd H Shares	1,955,000	1,864,289
China Construction Bank Corp H Shares	21,227,000	21,015,616
China Merchants Bank Co Ltd H Shares	711,500	4,453,656
China Minsheng Banking Corp Ltd H Shares	1,529,500	783,395
Industrial & Commercial Bank of China Ltd H Shares	17,193,000	13,319,760
Postal Savings Bank of China Co Ltd H Shares (d)(e)	2,060,000	1,452,767
		66,009,024
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	803,000	1,155,329
China International Capital Corp Ltd H Shares (d)(e)	314,000	854,246
CITIC Securities Co Ltd H Shares	280,375	1,067,298
Guotai Haitong Securities Co Ltd H Shares (d)(e)	543,600	1,040,952
Huatai Securities Co Ltd H Shares (d)(e)	341,200	857,989
		4,975,814
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	22,172	535,453
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	1,602,000	5,055,117
China Pacific Insurance Group Co Ltd H Shares	556,000	2,253,895
New China Life Insurance Co Ltd H Shares	210,600	1,330,723
People's Insurance Co Group of China Ltd/The H Shares	1,879,000	1,687,837
PICC Property & Casualty Co Ltd H Shares	1,486,000	3,511,072
Ping An Insurance Group Co of China Ltd H Shares	1,395,500	10,081,555
		23,920,199
TOTAL FINANCIALS		95,440,490

Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(d)(e)	145,000	2,116,066
Innovent Biologics Inc (b)(d)(e)	306,500	3,431,611
Zai Lab Ltd (b)	214,700	560,237
		6,107,914
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	505,600	353,309
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	294,800	734,861
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	280,000	580,139
Wuxi Apptec Co Ltd H Shares (d)(e)	92,984	1,299,530
Wuxi Biologics Cayman Inc (b)(d)(e)	763,000	3,554,523
		5,434,192
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	1,714,160	1,687,567
Hansoh Pharmaceutical Group Co Ltd (d)(e)	246,000	1,128,291
Sino Biopharmaceutical Ltd	2,143,500	1,950,254
		4,766,112
TOTAL HEALTH CARE		17,396,388

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	436,100	710,506
ZTO Express Cayman Inc A Shares	90,250	1,665,005
		2,375,511
Building Products - 0.0%
Xinyi Glass Holdings Ltd (c)	525,678	614,939
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	740,000	458,062
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	881,000	446,705
China State Construction International Holdings Ltd	390,000	443,675
		890,380
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	178,053	2,314,689
Industrial Conglomerates - 0.0%
CITIC Ltd	1,695,000	2,621,938
Machinery - 0.2%
Airtac International Group	30,650	907,211
CRRC Corp Ltd H Shares	924,000	700,383
Weichai Power Co Ltd H Shares	411,000	848,917
Yangzijiang Shipbuildling (Holdings) Ltd	582,900	1,576,374
Zhuzhou CRRC Times Electric Co Ltd H Shares	90,000	458,886
		4,491,771
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	548,500	952,219
SITC International Holdings Co Ltd	283,000	1,042,328
		1,994,547
Professional Services - 0.0%
Kanzhun Ltd ADR	79,669	1,765,465
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	247,272	478,598
TOTAL INDUSTRIALS		18,005,900

Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	162,000	761,784
ZTE Corp H Shares (c)	166,600	705,373
		1,467,157
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	151,500	779,868
Kingboard Holdings Ltd	124,500	446,053
Sunny Optical Technology Group Co Ltd	144,500	1,398,408
		2,624,329
IT Services - 0.0%
Chinasoft International Ltd (c)	498,000	372,993
GDS Holdings Ltd A Shares (b)	231,300	1,030,547
		1,403,540
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (b)(c)	4,962,000	868,448
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	149,000	1,529,204
Silergy Corp	71,000	513,272
Xinyi Solar Holdings Ltd (c)	973,295	448,410
		3,359,334
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	617,000	1,164,039
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	1,630,000	2,382,945
Xiaomi Corp B Shares (b)(d)(e)	3,706,200	20,561,675
		22,944,620
TOTAL INFORMATION TECHNOLOGY		32,963,019

Materials - 0.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	257,000	765,323
China National Building Material Co Ltd H Shares	818,000	580,033
		1,345,356
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	864,000	1,098,548
China Hongqiao Group Ltd	572,500	2,174,904
CMOC Group Ltd H Shares	780,000	1,688,375
Zhaojin Mining Industry Co Ltd H Shares	362,000	1,353,793
Zijin Mining Group Co Ltd H Shares	1,290,000	5,352,208
		11,667,828
TOTAL MATERIALS		13,013,184

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	806,000	1,351,536
China Resources Land Ltd	614,500	2,219,003
China Resources Mixc Lifestyle Services Ltd (d)(e)	125,355	655,284
Country Garden Services Holdings Co Ltd	441,000	350,732
Longfor Group Holdings Ltd (d)(e)	433,469	536,080
Wharf Holdings Ltd/The	209,000	549,225
		5,661,860
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	610,200	627,433
China Resources Gas Group Ltd	198,900	546,744
ENN Energy Holdings Ltd	159,300	1,386,858
Kunlun Energy Co Ltd	806,000	740,596
		3,301,631
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (d)(e)	2,324,000	921,160
China Longyuan Power Group Corp Ltd H Shares	702,000	650,456
China Power International Development Ltd	916,000	394,900
China Resources Power Holdings Co Ltd	474,000	1,133,372
Huaneng Power International Inc H Shares	874,000	722,096
		3,821,984
TOTAL UTILITIES		7,123,615

TOTAL CHINA		566,996,671
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	60,798	985,785
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	122,826	328,838
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	93,567	606,842
TOTAL COLOMBIA		1,921,465
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	154,751	1,548,007
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	15,550	796,265
Moneta Money Bank AS (d)(e)	54,441	461,099
		1,257,364
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	34,778	2,130,123
TOTAL CZECH REPUBLIC		3,387,487
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	17,027	2,280,096
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	19,388	2,279,057
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	141,992	6,340,269
Ringkjoebing Landbobank A/S	5,533	1,249,397
		7,589,666
Insurance - 0.0%
Tryg A/S	68,980	1,700,292
TOTAL FINANCIALS		9,289,958

Health Care - 0.6%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	10,660	2,149,056
Genmab A/S (b)	13,814	3,940,138
Zealand Pharma A/S (b)	13,958	1,104,326
		7,193,520
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	25,779	2,331,567
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	686,350	33,790,188
TOTAL HEALTH CARE		43,315,275

Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	42,434	9,005,588
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	217,590	4,450,174
TOTAL INDUSTRIALS		13,455,762

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	74,113	4,429,198
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)(e)	99,652	1,781,106
TOTAL DENMARK		76,830,452
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	541,325	1,208,815
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	274,746	163,719
Consumer Finance - 0.0%
U Consumer Finance	69,753	12,477
TOTAL FINANCIALS		1,385,011

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	207,522	252,637
TOTAL EGYPT		1,637,648
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	31,148	1,372,921
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	59,139	1,247,448
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	93,192	1,928,686
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	747,139	12,763,945
Insurance - 0.1%
Sampo Oyj A Shares	544,711	6,070,161
TOTAL FINANCIALS		18,834,106

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	23,508	1,640,693
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	83,924	5,602,891
Konecranes Oyj A Shares	15,252	1,504,867
Metso Oyj	151,716	2,484,980
Valmet Oyj	31,814	1,034,472
Wartsila OYJ Abp	104,389	3,413,591
		14,040,801
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	1,104,126	7,531,576
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	19,935	670,041
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	132,566	1,543,302
UPM-Kymmene Oyj	113,147	3,036,152
		4,579,454
TOTAL MATERIALS		5,249,495

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	94,775	2,112,748
TOTAL FINLAND		53,958,474
FRANCE - 5.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	395,314	6,323,592
Media - 0.1%
Publicis Groupe SA	48,698	4,880,957
TOTAL COMMUNICATION SERVICES		11,204,549

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	152,103	4,858,995
Automobiles - 0.0%
Renault SA	39,770	1,544,838
Hotels, Restaurants & Leisure - 0.0%
Accor SA	45,868	2,334,199
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	7,504	18,587,745
Kering SA	15,153	5,381,089
LVMH Moet Hennessy Louis Vuitton SE	54,939	38,832,160
		62,800,994
TOTAL CONSUMER DISCRETIONARY		71,539,026

Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	42,936	4,204,686
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	120,644	1,817,012
Food Products - 0.2%
Danone SA	138,840	12,261,883
Personal Care Products - 0.3%
L'Oreal SA	49,497	20,655,663
TOTAL CONSUMER STAPLES		38,939,244

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	451,959	28,218,077
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	219,215	16,979,958
Credit Agricole SA	241,091	4,352,025
Societe Generale SA Series A	150,524	9,546,331
		30,878,314
Financial Services - 0.0%
Edenred SE	51,843	1,489,738
Insurance - 0.2%
AXA SA	368,952	16,008,241
TOTAL FINANCIALS		48,376,293

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	62,840	22,982,841
Industrials - 1.4%
Aerospace & Defense - 1.0%
Airbus SE	133,071	32,811,472
Safran SA	73,871	26,247,734
Thales SA	19,510	5,563,333
		64,622,539
Building Products - 0.1%
Cie de Saint-Gobain SA	98,893	9,598,759
Construction & Engineering - 0.2%
Bouygues SA	40,418	1,822,981
Eiffage SA	15,419	1,896,348
Vinci SA	107,944	14,433,873
		18,153,202
Electrical Equipment - 0.1%
Legrand SA	56,515	9,759,446
Professional Services - 0.0%
Bureau Veritas SA	75,308	2,472,171
TOTAL INDUSTRIALS		104,606,117

Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	33,220	5,110,746
Software - 0.0%
Dassault Systemes SE	141,938	4,039,236
TOTAL INFORMATION TECHNOLOGY		9,149,982

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	124,617	24,118,239
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	26,169	2,703,873
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	377,821	8,845,908
Veolia Environnement SA	144,047	4,760,340
		13,606,248
TOTAL FRANCE		375,444,489
GERMANY - 5.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	751,731	23,285,008
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	16,123	1,862,134
TOTAL COMMUNICATION SERVICES		25,147,142

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Aumovio SE	11,401	490,172
Continental AG	23,281	1,757,146
		2,247,318
Automobiles - 0.3%
Bayerische Motoren Werke AG	56,785	5,283,385
Mercedes-Benz Group AG	155,442	10,085,788
		15,369,173
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	47,390	1,325,180
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	38,780	7,332,614
TOTAL CONSUMER DISCRETIONARY		26,274,285

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	20,870	1,557,613
Personal Care Products - 0.0%
Beiersdorf AG	19,789	2,097,911
TOTAL CONSUMER STAPLES		3,655,524

Financials - 1.2%
Banks - 0.1%
Commerzbank AG	224,559	8,155,983
Capital Markets - 0.3%
Deutsche Bank AG	419,637	14,960,674
Deutsche Boerse AG	40,547	10,268,129
		25,228,803
Insurance - 0.8%
Allianz SE	83,163	33,418,375
Hannover Rueck SE	12,983	3,702,305
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,135	17,406,953
		54,527,633
TOTAL FINANCIALS		87,912,419

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)(c)	20,184	2,097,319
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	63,061	3,530,420
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	44,815	2,405,994
Fresenius SE & Co KGaA	88,450	5,099,634
		7,505,628
Pharmaceuticals - 0.2%
Bayer AG	211,595	6,581,555
Merck KGaA	27,819	3,644,112
		10,225,667
TOTAL HEALTH CARE		23,359,034

Industrials - 1.5%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	11,584	5,048,504
Rheinmetall AG	9,896	19,408,371
		24,456,875
Air Freight & Logistics - 0.1%
Deutsche Post AG	206,492	9,487,560
Electrical Equipment - 0.2%
Siemens Energy AG (b)	144,633	18,019,151
Industrial Conglomerates - 0.7%
Siemens AG	158,522	44,924,712
Machinery - 0.1%
Daimler Truck Holding AG	107,517	4,301,592
Gea Group Ag	31,246	2,232,974
Knorr-Bremse AG	14,331	1,331,401
		7,865,967
Trading Companies & Distributors - 0.0%
Brenntag SE	26,558	1,473,971
TOTAL INDUSTRIALS		106,228,236

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	281,299	11,165,573
Software - 0.8%
Nemetschek SE	13,208	1,522,420
SAP SE	219,603	57,112,707
		58,635,127
TOTAL INFORMATION TECHNOLOGY		69,800,700

Materials - 0.3%
Chemicals - 0.2%
BASF SE	192,261	9,486,515
Covestro AG	29,026	2,027,483
Covestro AG (b)(d)(e)	8,035	545,690
Symrise AG	28,605	2,365,605
		14,425,293
Construction Materials - 0.1%
Heidelberg Materials AG	27,668	6,491,015
TOTAL MATERIALS		20,916,308

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	16,175	1,231,444
Vonovia SE	179,872	5,406,190
		6,637,634
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	144,111	7,094,661
Multi-Utilities - 0.1%
E.ON SE	478,136	8,896,382
TOTAL UTILITIES		15,991,043

TOTAL GERMANY		385,922,325
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	6,483	327,845
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	37,628	707,396
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	37,525	776,395
Specialty Retail - 0.0%
JUMBO SA	23,599	749,126
TOTAL CONSUMER DISCRETIONARY		1,525,521

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	14,096	422,766
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	443,959	1,739,880
Eurobank Ergasias Services and Holdings SA	562,141	2,114,552
National Bank of Greece SA	179,264	2,633,482
Piraeus Financial Holdings SA	231,818	1,809,512
		8,297,426
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	14,630	390,891
Marine Transportation - 0.0%
Star Bulk Carriers Corp	19,049	358,502
TOTAL INDUSTRIALS		749,393

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	37,391	650,360
TOTAL GREECE		12,352,862
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	21,194	998,449
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	777,000	1,132,920
PCCW Ltd	934,000	667,095
		1,800,015
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	1,685,500	1,618,139
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	149,900	2,924,483
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	13,064	2,600,259
Hong Kong Exchanges & Clearing Ltd	256,653	13,991,057
		16,591,316
Insurance - 0.5%
AIA Group Ltd	2,262,400	22,014,820
Prudential PLC	554,542	7,712,620
		29,727,440
TOTAL FINANCIALS		49,243,239

Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	1,263,800	1,621,518
Ground Transportation - 0.0%
MTR Corp Ltd (c)	351,498	1,289,187
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	70,500	582,468
Machinery - 0.1%
Techtronic Industries Co Ltd	308,000	3,599,025
Marine Transportation - 0.0%
Orient Overseas International Ltd	28,000	484,650
TOTAL INDUSTRIALS		7,576,848

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	65,900	695,421
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	421,329	2,084,265
Hang Lung Properties Ltd	363,406	404,535
Henderson Land Development Co Ltd	296,500	1,040,920
Hongkong Land Holdings Ltd (Singapore)	217,239	1,327,330
Sino Land Co Ltd	799,177	992,473
Sun Hung Kai Properties Ltd	330,500	4,017,184
Swire Properties Ltd	211,200	576,206
Wharf Real Estate Investment Co Ltd	352,000	1,001,113
		11,444,026
Retail REITs - 0.0%
Link REIT	555,880	2,895,808
TOTAL REAL ESTATE		14,339,834

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	133,000	865,209
CLP Holdings Ltd	342,500	2,922,284
Power Assets Holdings Ltd	293,500	1,864,367
		5,651,860
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	2,320,393	2,158,977
TOTAL UTILITIES		7,810,837

TOTAL HONG KONG		83,084,333
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	97,022	853,594
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	53,013	5,056,404
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	30,579	942,522
TOTAL HUNGARY		6,852,520
INDIA - 3.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	614,031	14,211,983
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Bajaj Auto Ltd	14,443	1,446,903
Mahindra & Mahindra Ltd	190,153	7,470,304
Maruti Suzuki India Ltd	28,426	5,183,386
Tata Motors Passenger Vehicles Limited	452,054	2,088,009
		16,188,602
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	1,018,349	3,645,360
Specialty Retail - 0.0%
Trent Ltd	39,059	2,065,619
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	89,968	3,797,478
TOTAL CONSUMER DISCRETIONARY		25,697,059

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	291,812	1,543,959
Food Products - 0.0%
Nestle India Ltd	153,604	2,200,449
Personal Care Products - 0.2%
Hindustan Unilever Ltd	192,605	5,349,717
Tobacco - 0.0%
ITC Ltd	648,603	3,071,484
TOTAL CONSUMER STAPLES		12,165,609

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	430,177	1,729,140
Coal India Ltd	491,280	2,151,028
Indian Oil Corp Ltd	811,741	1,517,128
Oil & Natural Gas Corp Ltd	893,451	2,570,389
Reliance Industries Ltd	1,457,205	24,401,391
		32,369,076
Financials - 1.1%
Banks - 0.9%
Axis Bank Ltd	494,256	6,864,404
HDFC Bank Ltd/Gandhinagar	2,440,622	27,146,129
ICICI Bank Ltd	1,137,806	17,241,973
Kotak Mahindra Bank Ltd	235,457	5,576,271
State Bank of India	397,038	4,191,118
		61,019,895
Consumer Finance - 0.1%
Bajaj Finance Ltd	602,168	7,074,194
Financial Services - 0.1%
Bajaj Finserv Ltd	82,598	1,943,214
Jio Financial Services Ltd	670,939	2,318,978
Power Finance Corp Ltd	313,743	1,425,301
REC Ltd	269,073	1,136,281
		6,823,774
TOTAL FINANCIALS		74,917,863

Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	771,082	3,701,437
Hindustan Aeronautics Ltd (d)	40,329	2,126,194
		5,827,631
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	145,139	6,590,895
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	2,427,594	1,621,769
Machinery - 0.0%
Tata Motors Ltd /new (b)(f)	421,517	1,238,220
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	64,703	1,808,462
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	158,285	2,588,303
TOTAL INDUSTRIALS		19,675,280

Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	227,910	3,957,903
Infosys Ltd	760,599	12,674,064
Tata Consultancy Services Ltd	218,194	7,516,896
Wipro Ltd	655,772	1,778,005
		25,926,868
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	97,228	2,750,184
Construction Materials - 0.0%
UltraTech Cement Ltd	26,039	3,504,624
Metals & Mining - 0.2%
Hindalco Industries Ltd	313,987	2,999,086
Tata Steel Ltd	1,584,714	3,264,227
Vedanta Ltd	386,650	2,149,846
		8,413,159
TOTAL MATERIALS		14,667,967

Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	982,841	3,190,510
Tata Power Co Ltd/The	379,835	1,732,611
		4,923,121
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	1,038,707	1,847,123
NTPC Ltd	1,023,615	3,885,620
		5,732,743
TOTAL UTILITIES		10,655,864

TOTAL INDIA		230,287,569
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	9,816,700	1,898,890
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	6,345,500	452,160
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	1,960,700	222,244
TOTAL COMMUNICATION SERVICES		2,573,294

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	197,418,596	712,274
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	4,208,800	508,700
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	468,600	245,148
Indofood Sukses Makmur Tbk PT	926,400	412,229
		657,377
TOTAL CONSUMER STAPLES		1,166,077

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	1,885,900	213,766
Bumi Resources Tbk PT (b)	36,069,300	307,988
United Tractors Tbk PT	299,300	484,135
		1,005,889
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	11,825,200	6,054,408
Bank Mandiri Persero Tbk PT	7,960,600	2,255,347
Bank Negara Indonesia Persero Tbk PT	2,886,500	760,245
Bank Rakyat Indonesia Persero Tbk PT	14,546,653	3,479,854
		12,549,854
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (d)	1,083,300	168,065
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	4,034,900	309,350
TOTAL HEALTH CARE		477,415

Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	4,363,500	1,613,681
Jardine Matheson Holdings Ltd (Singapore)	44,461	2,612,084
		4,225,765
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	5,915,773	1,227,265
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	2,981,500	1,272,919
Aneka Tambang Tbk	1,714,900	319,675
Bumi Resources Minerals Tbk PT (b)	18,575,900	1,027,651
Merdeka Copper Gold Tbk PT (b)	2,983,510	437,749
		3,057,994
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	544,400	243,883
TOTAL MATERIALS		4,529,142

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	2,141,800	224,097
TOTAL INDONESIA		27,463,807
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	35,077	3,198,132
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	460,019	4,233,974
Bank of Ireland Group PLC	206,677	3,379,239
		7,613,213
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	32,934	2,463,693
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	37,530	4,887,907
TOTAL INDUSTRIALS		7,351,600

TOTAL IRELAND		18,162,945
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	492,226	1,007,731
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	23,952	872,570
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	41,604	518,382
Food Products - 0.0%
Strauss Group Ltd	12,116	341,938
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	8,229	372,362
TOTAL CONSUMER STAPLES		1,232,682

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	1,934	508,302
Paz Retail And Energy Ltd	1,907	407,918
		916,220
Financials - 0.3%
Banks - 0.2%
Bank Hapoalim BM	283,924	5,777,029
Bank Leumi Le-Israel BM	322,231	6,559,432
First International Bank of Israel Ltd	11,030	795,486
Israel Discount Bank Ltd Class A	265,288	2,657,399
Mizrahi Tefahot Bank Ltd	33,209	2,162,669
		17,952,015
Capital Markets - 0.0%
Plus500 Ltd	14,973	622,753
Consumer Finance - 0.0%
Isracard Ltd	41,661	177,591
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	13,695	765,351
Harel Insurance Investments & Financial Services Ltd	23,473	821,225
Menora Mivtachim Holdings Ltd	4,475	447,713
Phoenix Financial Ltd	48,850	1,882,970
		3,917,259
TOTAL FINANCIALS		22,669,618

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	247,243	5,063,537
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	5,799	2,776,302
Construction & Engineering - 0.0%
Electra Ltd/Israel	15,440	489,956
Machinery - 0.0%
Kornit Digital Ltd (b)(c)	9,523	128,560
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (c)	25,442	391,298
TOTAL INDUSTRIALS		3,786,116

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	14,955	656,313
IT Services - 0.0%
Wix.com Ltd (b)	11,998	1,746,189
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (b)	5,990	742,121
Nova Ltd (Israel) (b)	6,353	2,199,847
Tower Semiconductor Ltd (b)	24,131	1,994,346
		4,936,314
Software - 0.1%
Cellebrite DI Ltd (b)(c)	25,323	432,010
Check Point Software Technologies Ltd (b)(c)	17,989	3,520,088
Nice Ltd (b)	13,645	1,849,233
Sapiens International Corp NV (Israel)	6,343	271,360
		6,072,691
TOTAL INFORMATION TECHNOLOGY		13,411,507

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	152,777	1,002,900
Israel Corp Ltd Class A1	837	297,174
		1,300,074
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	40,066	327,812
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	11,732	232,158
Alony Hetz Properties & Investments Ltd	33,076	406,237
Amot Investments Ltd	51,389	406,892
Azrieli Group Ltd	7,710	813,248
Big Shopping Centers Ltd	3,402	760,176
Melisron Ltd	5,052	657,693
Mivne Real Estate Kd Ltd	121,443	537,809
		3,814,213
TOTAL REAL ESTATE		4,142,025

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	27,740	967,105
OPC Energy Ltd (b)	32,478	588,072
		1,555,177
TOTAL ISRAEL		55,957,257
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	66,968	735,241
Telecom Italia SpA/Milano (b)	2,215,362	1,305,368
Telecom Italia SpA/Milano (b)	248,399	164,976
		2,205,585
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Ferrari NV (Italy)	26,315	10,510,033
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (c)	7,283	736,555
Moncler SpA	48,000	2,877,015
Prada Spa	109,600	647,962
		4,261,532
TOTAL CONSUMER DISCRETIONARY		14,771,565

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV (c)	119,530	831,342
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	447,049	8,243,353
Financials - 1.2%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	508,773	4,447,540
Banca Popolare di Sondrio SPA	18,096	302,655
Banco BPM SpA	325,711	4,732,305
BPER Banca SPA	298,178	3,558,960
FinecoBank Banca Fineco SpA	131,675	3,006,667
Intesa Sanpaolo SpA	3,374,010	21,746,660
UniCredit SpA	335,491	24,841,999
		62,636,786
Capital Markets - 0.0%
Azimut Holding SpA	24,441	955,028
Financial Services - 0.0%
Banca Mediolanum SpA	47,283	948,858
Nexi SpA (d)(e)	129,937	683,858
		1,632,716
Insurance - 0.3%
Generali	227,015	8,726,656
Poste Italiane Spa (d)(e)	98,606	2,374,320
Unipol Assicurazioni SpA	97,450	2,130,257
		13,231,233
TOTAL FINANCIALS		78,455,763

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	23,134	1,373,268
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	85,920	5,055,077
Electrical Equipment - 0.1%
Prysmian SpA	63,877	6,613,251
Machinery - 0.0%
Interpump Group SpA	17,005	876,156
Passenger Airlines - 0.0%
Ryanair Holdings PLC	114,070	3,453,539
TOTAL INDUSTRIALS		15,998,023

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	4,971	696,747
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	1,663,954	16,832,160
Terna - Rete Elettrica Nazionale	303,454	3,108,112
		19,940,272
Gas Utilities - 0.0%
Italgas SpA	133,761	1,401,493
Snam SpA	440,179	2,713,427
		4,114,920
Multi-Utilities - 0.0%
A2A SpA	342,599	997,509
Hera SpA	169,581	760,369
		1,757,878
TOTAL UTILITIES		25,813,070

TOTAL ITALY		148,388,716
JAPAN - 16.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	30,400	548,683
NTT Inc	6,428,100	6,616,147
		7,164,830
Entertainment - 0.4%
Capcom Co Ltd	73,400	1,916,703
Konami Group Corp	22,200	3,707,923
Nexon Co Ltd	87,000	1,778,275
Nintendo Co Ltd	251,700	21,467,467
Square Enix Holdings Co Ltd	58,600	1,135,420
Toho Co Ltd/Tokyo	26,600	1,563,102
		31,568,890
Interactive Media & Services - 0.0%
Kakaku.com Inc	25,700	458,434
LY Corp	542,500	1,594,146
		2,052,580
Media - 0.0%
CyberAgent Inc	88,900	886,635
Dentsu Group Inc	46,900	926,375
Hakuhodo DY Holdings Inc	61,000	441,340
Kadokawa Corp	26,700	598,242
		2,852,592
Wireless Telecommunication Services - 0.8%
KDDI Corp	604,000	9,627,979
SoftBank Corp	6,176,000	8,776,090
SoftBank Group Corp	215,300	37,778,406
		56,182,475
TOTAL COMMUNICATION SERVICES		99,821,367

Consumer Discretionary - 2.9%
Automobile Components - 0.4%
Aisin Corp	120,900	2,176,608
Bridgestone Corp	126,000	5,500,548
Denso Corp	419,800	5,887,987
JTEKT Corp	49,600	498,704
Koito Manufacturing Co Ltd	48,300	721,946
NHK Spring Co Ltd	39,700	746,806
Nifco Inc/Japan	17,900	520,356
Niterra Co Ltd	35,700	1,469,142
Stanley Electric Co Ltd	26,200	515,976
Sumitomo Electric Industries Ltd	171,000	6,269,223
Sumitomo Rubber Industries Ltd	39,400	462,491
Toyo Tire Corp	26,900	737,476
Yokohama Rubber Co Ltd/The	31,900	1,143,854
		26,651,117
Automobiles - 1.1%
Honda Motor Co Ltd	875,300	8,846,873
Isuzu Motors Ltd	120,100	1,476,799
Mazda Motor Corp	131,300	913,332
Mitsubishi Motors Corp (c)	154,000	376,830
Nissan Motor Co Ltd (b)	515,800	1,178,982
Subaru Corp	124,600	2,650,632
Suzuki Motor Corp	422,900	6,333,484
Toyota Motor Corp	2,551,200	52,011,663
Yamaha Motor Co Ltd	219,500	1,588,103
		75,376,698
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	78,300	1,231,837
J Front Retailing Co Ltd	59,300	893,483
Pan Pacific International Holdings Corp	574,200	3,415,691
Rakuten Group Inc (b)	326,000	2,135,468
Ryohin Keikaku Co Ltd	120,900	2,486,095
Takashimaya Co Ltd	69,700	747,383
		10,909,957
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	25,200	1,228,850
McDonald's Holdings Co Japan Ltd (c)	19,100	747,343
Oriental Land Co Ltd/Japan	259,700	5,257,699
Skylark Holdings Co Ltd	49,700	899,121
Zensho Holdings Co Ltd	20,200	1,258,977
		9,391,990
Household Durables - 0.7%
Casio Computer Co Ltd	44,800	351,603
Haseko Corp	44,000	710,921
Iida Group Holdings Co Ltd	35,300	541,262
Nikon Corp	65,500	765,888
Open House Group Co Ltd	12,500	601,762
Panasonic Holdings Corp	528,300	6,138,441
Rinnai Corp	24,600	558,532
Sekisui House Ltd	142,300	3,057,266
Sharp Corp/Japan (b)	59,100	328,845
Sony Group Corp	1,324,400	36,883,995
Sumitomo Forestry Co Ltd	133,600	1,393,563
		51,332,078
Leisure Products - 0.1%
Bandai Namco Holdings Inc	140,000	4,362,339
Sankyo Co Ltd	43,400	753,748
Sega Sammy Holdings Inc	32,300	598,381
Shimano Inc	17,200	1,801,973
Yamaha Corp	95,900	606,663
		8,123,104
Specialty Retail - 0.3%
Fast Retailing Co Ltd	45,200	16,593,824
Nitori Holdings Co Ltd	93,900	1,521,386
Sanrio Co Ltd	45,600	2,117,703
Shimamura Co Ltd	10,600	684,037
USS Co Ltd	89,800	991,757
Yamada Holdings Co Ltd	125,600	377,671
ZOZO Inc	92,300	798,664
		23,085,042
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	158,200	4,047,645
Goldwin Inc	26,400	436,831
		4,484,476
TOTAL CONSUMER DISCRETIONARY		209,354,462

Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	327,600	3,530,878
Coca-Cola Bottlers Japan Holdings Inc	31,700	506,735
Kirin Holdings Co Ltd	175,100	2,459,308
Sapporo Holdings Ltd	16,700	801,895
Suntory Beverage & Food Ltd	27,800	840,981
		8,139,797
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	599,400	9,488,264
Cosmos Pharmaceutical Corp	10,000	447,667
Kobe Bussan Co Ltd	32,400	752,026
MatsukiyoCocokara & Co	82,200	1,489,478
Seven & i Holdings Co Ltd	516,000	6,563,420
Sugi Holdings Co Ltd	25,100	542,034
Sundrug Co Ltd	14,400	388,709
Tsuruha Holdings Inc	37,600	653,139
Welcia Holdings Co Ltd	20,800	414,893
		20,739,630
Food Products - 0.2%
Ajinomoto Co Inc	199,200	5,652,466
Calbee Inc	22,100	410,996
Ezaki Glico Co Ltd	11,800	376,641
Kagome Co Ltd	18,600	321,104
Kewpie Corp	24,500	679,151
Kikkoman Corp	208,500	1,658,692
MEIJI Holdings Co Ltd	57,800	1,111,293
NH Foods Ltd	21,800	803,478
Nichirei Corp	54,200	640,792
Nisshin Seifun Group Inc	52,600	594,399
Nissin Foods Holdings Co Ltd	51,500	928,678
Toyo Suisan Kaisha Ltd	21,500	1,561,823
Yakult Honsha Co Ltd	63,900	955,121
Yamazaki Baking Co Ltd	33,000	646,681
		16,341,315
Household Products - 0.0%
Lion Corp	59,000	581,730
Unicharm Corp	276,800	1,712,600
		2,294,330
Personal Care Products - 0.1%
Kao Corp	100,500	4,253,124
Kobayashi Pharmaceutical Co Ltd	11,500	382,438
Kose Corp	8,100	310,576
Rohto Pharmaceutical Co Ltd	49,100	761,144
Shiseido Co Ltd	86,300	1,455,973
		7,163,255
Tobacco - 0.1%
Japan Tobacco Inc	237,000	8,250,633
TOTAL CONSUMER STAPLES		62,928,960

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	27,400	625,483
ENEOS Holdings Inc	582,700	3,678,221
Idemitsu Kosan Co Ltd	187,285	1,302,160
Inpex Corp	197,800	3,646,420
Iwatani Corp	44,600	464,927
		9,717,211
Financials - 2.4%
Banks - 1.5%
Aozora Bank Ltd (c)	29,600	423,611
Chiba Bank Ltd/The	153,200	1,496,610
Fukuoka Financial Group Inc	41,600	1,210,668
Gunma Bank Ltd/The	82,200	853,950
Hachijuni Bank Ltd/The	99,500	1,003,006
Iyogin Holdings Inc	63,900	998,036
Japan Post Bank Co Ltd	384,800	4,314,674
Kyoto Financial Group Inc	65,300	1,323,712
Kyushu Financial Group Inc	88,400	506,905
Mebuki Financial Group Inc	214,100	1,336,336
Mitsubishi UFJ Financial Group Inc	2,599,000	39,258,625
Mizuho Financial Group Inc	541,340	18,132,443
Rakuten Bank Ltd (b)	19,500	1,073,632
Resona Holdings Inc	496,900	4,815,522
Shizuoka Financial Group Inc	104,100	1,401,645
Sumitomo Mitsui Financial Group Inc	836,700	22,652,656
Sumitomo Mitsui Trust Group Inc	153,500	4,216,118
Yamaguchi Financial Group Inc	44,000	504,640
Yokohama Financial Group Inc	246,500	1,793,047
		107,315,836
Capital Markets - 0.2%
Daiwa Securities Group Inc	300,700	2,320,957
Japan Exchange Group Inc	224,900	2,507,897
Nomura Holdings Inc	633,600	4,521,435
SBI Holdings Inc	58,300	2,615,575
		11,965,864
Consumer Finance - 0.0%
Credit Saison Co Ltd	31,300	765,083
Marui Group Co Ltd	40,300	772,999
		1,538,082
Financial Services - 0.1%
GMO Payment Gateway Inc	9,500	519,476
Mitsubishi HC Capital Inc	208,400	1,630,851
ORIX Corp	250,400	6,125,297
Sony Financial Group Inc (b)	1,332,800	1,343,956
Tokyo Century Corp	39,100	462,269
Zenkoku Hosho Co Ltd	20,800	427,715
		10,509,564
Insurance - 0.6%
Dai-ichi Life Holdings Inc	797,200	5,612,627
Japan Post Holdings Co Ltd	371,300	3,485,079
Japan Post Insurance Co Ltd	38,900	1,007,649
Ms&Ad Insurance Group Holdings Inc	280,600	5,784,418
Sompo Holdings Inc	201,200	6,131,665
T&D Holdings Inc	109,000	2,348,900
Tokio Marine Holdings Inc	416,500	15,532,617
		39,902,955
TOTAL FINANCIALS		171,232,301

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	52,500	833,609
Hoya Corp	73,900	12,028,950
Nihon Kohden Corp	36,100	417,665
Olympus Corp	245,300	3,023,473
Sysmex Corp	101,700	1,133,707
Terumo Corp	318,800	5,145,726
		22,583,130
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	38,800	547,974
Medipal Holdings Corp	45,500	741,062
Suzuken Co Ltd/Aichi Japan	13,100	497,699
		1,786,735
Health Care Technology - 0.0%
M3 Inc	92,700	1,299,177
Pharmaceuticals - 0.6%
Astellas Pharma Inc	389,500	4,077,141
Chugai Pharmaceutical Co Ltd	137,400	6,288,488
Daiichi Sankyo Co Ltd	408,000	9,746,354
Eisai Co Ltd	62,900	1,868,168
Hisamitsu Pharmaceutical Co Inc	14,700	381,927
Kyowa Kirin Co Ltd	52,100	805,283
Nippon Shinyaku Co Ltd	13,000	271,709
Ono Pharmaceutical Co Ltd	101,700	1,241,087
Otsuka Holdings Co Ltd	111,100	6,036,931
Santen Pharmaceutical Co Ltd	72,100	705,982
Shionogi & Co Ltd	172,400	2,886,198
Takeda Pharmaceutical Co Ltd	342,484	9,242,790
Tsumura & CO	14,100	327,088
		43,879,146
TOTAL HEALTH CARE		69,548,188

Industrials - 4.2%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	51,100	1,086,592
Sankyu Inc	11,300	576,989
SG Holdings Co Ltd (c)	102,200	939,370
Yamato Holdings Co Ltd	63,100	922,076
		3,525,027
Building Products - 0.2%
Agc Inc	47,000	1,469,989
Daikin Industries Ltd	63,100	7,330,961
Lixil Corp	61,000	676,853
Sanwa Holdings Corp	48,300	1,319,467
TOTO Ltd	35,000	890,955
		11,688,225
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	76,400	522,272
Dai Nippon Printing Co Ltd	94,000	1,573,376
Kokuyo Co Ltd	84,900	487,551
Park24 Co Ltd	27,800	325,064
Secom Co Ltd	88,400	2,990,262
TOPPAN Holdings Inc	58,000	1,422,620
		7,321,145
Construction & Engineering - 0.2%
COMSYS Holdings Corp	23,800	601,216
EXEO Group Inc	41,300	595,743
JGC Holdings Corp	50,600	513,025
Kajima Corp	96,700	3,122,310
Kinden Corp	25,400	1,018,242
Obayashi Corp	144,400	2,447,426
Shimizu Corp	117,400	1,579,579
Taisei Corp	35,500	2,588,038
		12,465,579
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	32,200	2,310,895
Fujikura Ltd	59,300	8,146,006
Mabuchi Motor Co Ltd	23,300	412,297
Mitsubishi Electric Corp	455,200	12,751,271
NIDEC CORP	226,100	2,762,613
		26,383,082
Ground Transportation - 0.3%
Central Japan Railway Co	208,200	5,087,802
East Japan Railway Co	243,900	5,944,380
Hankyu Hanshin Holdings Inc	51,900	1,392,891
Keikyu Corp	54,200	505,388
Keio Corp	23,700	562,396
Keisei Electric Railway Co Ltd	106,700	850,221
Kintetsu Group Holdings Co Ltd	41,400	784,830
Kyushu Railway Co	34,500	874,645
Nagoya Railroad Co Ltd	44,000	480,942
Nankai Electric Railway Co Ltd	23,700	428,218
Odakyu Electric Railway Co Ltd	76,300	807,014
Seibu Holdings Inc	56,400	1,983,936
Seino Holdings Co Ltd	27,000	381,585
Tobu Railway Co Ltd	42,500	684,892
Tokyo Metro Co Ltd (c)	57,600	605,303
Tokyu Corp	123,100	1,370,707
West Japan Railway Co	101,100	2,073,695
		24,818,845
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	5,000	1,323,730
Hitachi Ltd	986,800	34,052,316
Keihan Holdings Co Ltd	21,200	429,337
Sekisui Chemical Co Ltd	87,400	1,517,066
		37,322,449
Machinery - 1.0%
Amada Co Ltd	72,100	862,243
Daifuku Co Ltd	81,800	2,615,732
DMG Mori Co Ltd	28,300	440,724
Ebara Corp	90,600	2,428,581
FANUC Corp	198,900	6,637,581
Fujitec Co Ltd	15,500	569,772
Hitachi Construction Machinery Co Ltd	21,800	711,672
Hoshizaki Corp	24,100	849,153
IHI Corp	233,200	4,864,954
Japan Steel Works Ltd/The	16,200	1,065,914
Kawasaki Heavy Industries Ltd	36,200	2,912,725
Komatsu Ltd	204,800	6,850,760
Kubota Corp	218,100	2,831,153
Kurita Water Industries Ltd	22,600	859,067
Makita Corp	60,300	1,829,620
MINEBEA MITSUMI Inc	86,500	1,715,294
MISUMI Group Inc	62,500	978,197
Mitsubishi Heavy Industries Ltd	726,600	21,935,825
Miura Co Ltd	23,900	463,934
Nabtesco Corp	26,700	670,835
NGK Insulators Ltd	54,900	928,359
NSK Ltd	98,100	496,134
SMC Corp	12,800	4,381,728
Sumitomo Heavy Industries Ltd	26,000	696,944
THK Co Ltd	26,100	697,423
Toyota Industries Corp	44,900	4,901,969
Yaskawa Electric Corp	57,500	1,583,852
		75,780,145
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	137,800	1,978,790
Mitsui OSK Lines Ltd	78,200	2,325,551
Nippon Yusen KK	93,500	3,234,368
		7,538,709
Passenger Airlines - 0.0%
ANA Holdings Inc	33,600	629,878
Japan Airlines Co Ltd	30,300	546,190
		1,176,068
Professional Services - 0.3%
BayCurrent Inc	28,900	1,324,888
Persol Holdings Co Ltd	384,600	638,629
Recruit Holdings Co Ltd	336,900	16,706,189
TechnoPro Holdings Inc	4,400	138,158
		18,807,864
Trading Companies & Distributors - 1.1%
ITOCHU Corp	303,700	17,600,056
Marubeni Corp	357,500	8,815,132
Mitsubishi Corp	866,000	20,794,961
Mitsui & Co Ltd	625,700	15,436,451
MonotaRO Co Ltd	53,700	749,228
Nagase & Co Ltd	22,000	481,228
Sojitz Corp	45,440	1,207,723
Sumitomo Corp	260,400	7,580,004
Toyota Tsusho Corp	153,100	4,686,086
		77,350,869
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	20,700	644,197
Kamigumi Co Ltd	20,100	603,483
Mitsubishi Logistics Corp	69,200	502,464
		1,750,144
TOTAL INDUSTRIALS		305,928,151

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.7%
Alps Alpine Co Ltd	35,700	450,796
Azbil Corp	102,800	1,015,593
Dexerials Corp	37,300	604,603
Hamamatsu Photonics KK	61,400	689,460
Hirose Electric Co Ltd	6,700	899,942
Horiba Ltd	9,300	866,878
Ibiden Co Ltd	30,400	2,882,980
Jeol Ltd	10,700	361,180
Keyence Corp	43,000	16,007,462
Kyocera Corp	302,800	4,027,902
Murata Manufacturing Co Ltd	397,600	8,572,622
Omron Corp	42,100	1,177,412
Shimadzu Corp	58,200	1,567,257
Taiyo Yuden Co Ltd	28,400	811,034
TDK Corp	418,800	7,317,365
Topcon Corp (b)	3,700	78,820
Yokogawa Electric Corp	52,300	1,568,898
		48,900,204
IT Services - 0.4%
BIPROGY Inc	16,500	667,666
Fujitsu Ltd	374,600	9,762,247
NEC Corp	293,800	10,710,326
Nomura Research Institute Ltd	93,900	3,625,769
Obic Co Ltd	70,700	2,196,100
Otsuka Corp	49,600	981,636
SCSK Corp	31,400	1,155,469
TIS Inc	43,900	1,514,039
		30,613,252
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	165,000	24,708,062
Disco Corp	20,300	6,741,288
Lasertec Corp	17,300	3,512,460
Renesas Electronics Corp	402,900	4,975,643
Rohm Co Ltd	74,700	1,200,648
SCREEN Holdings Co Ltd	20,400	1,943,897
Socionext Inc	38,000	860,801
SUMCO Corp	73,900	756,455
Tokyo Electron Ltd	101,600	22,399,787
Tokyo Seimitsu Co Ltd	8,500	587,957
Ulvac Inc	9,600	437,547
		68,124,545
Software - 0.0%
Oracle Corp Japan	7,300	674,057
Trend Micro Inc/Japan	27,200	1,391,329
		2,065,386
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	56,300	960,618
Canon Inc	195,100	5,612,084
FUJIFILM Holdings Corp	267,700	6,204,401
Konica Minolta Inc	106,200	365,508
Ricoh Co Ltd	124,100	1,066,176
Seiko Epson Corp	68,900	874,718
		15,083,505
TOTAL INFORMATION TECHNOLOGY		164,786,892

Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	22,000	499,358
Air Water Inc (Osaka)	48,600	679,599
Asahi Kasei Corp	294,300	2,258,191
Daicel Corp	51,400	443,092
DIC Corp	17,400	410,076
Kaneka Corp	14,100	389,578
Kansai Paint Co Ltd	32,400	520,132
Kuraray Co Ltd	68,700	745,576
Mitsubishi Chemical Group Corp	308,500	1,613,665
Mitsubishi Gas Chemical Co Inc	42,200	782,333
Mitsui Chemicals Inc	40,800	965,529
Nippon Paint Holdings Co Ltd	229,800	1,465,048
Nippon Sanso Holdings Corp	45,800	1,523,992
Nissan Chemical Corp	30,000	1,015,573
Nitto Denko Corp	152,200	3,806,235
NOF Corp	50,700	903,724
Resonac Holdings Corp	40,200	1,575,289
Shin-Etsu Chemical Co Ltd	427,500	12,850,198
Sumitomo Chemical Co Ltd	362,000	1,065,493
Teijin Ltd	38,900	340,636
Tokyo Ohka Kogyo Co Ltd	26,200	961,058
Toray Industries Inc	351,500	2,157,901
Tosoh Corp	71,100	1,014,989
Zeon Corp	41,700	428,473
		38,415,738
Construction Materials - 0.0%
Taiheiyo Cement Corp	23,900	649,957
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	26,500	595,137
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	12,300	446,953
JFE Holdings Inc	138,000	1,583,629
JX Advanced Metals Corp	116,600	1,554,061
Kobe Steel Ltd	86,500	1,019,579
Maruichi Steel Tube Ltd	45,900	388,531
Mitsubishi Materials Corp	28,200	543,469
Nippon Steel Corp	1,156,100	4,765,480
Sumitomo Metal Mining Co Ltd	58,800	1,923,492
Yamato Kogyo Co Ltd	9,300	587,292
		12,812,486
Paper & Forest Products - 0.0%
Oji Holdings Corp	194,500	982,407
TOTAL MATERIALS		53,455,725

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	470	430,018
Daiwa House REIT Investment Corp	1,007	867,754
KDX Realty Investment Corp	861	952,011
Nomura Real Estate Master Fund Inc	920	981,429
Sekisui House Reit Inc	917	471,858
United Urban Investment Corp	673	814,447
		4,517,517
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	1,686	753,783
Japan Hotel REIT Investment Corp	1,071	624,072
		1,377,855
Industrial REITs - 0.0%
GLP J-REIT	1,048	950,007
Industrial & Infrastructure Fund Investment Corp	533	495,267
Japan Logistics Fund Inc	625	405,149
LaSalle Logiport REIT	381	368,614
Mitsui Fudosan Logistics Park Inc	678	491,419
		2,710,456
Office REITs - 0.1%
Japan Prime Realty Investment Corp	830	564,428
Japan Real Estate Investment Corp	1,515	1,249,474
Nippon Building Fund Inc	1,861	1,717,178
Orix JREIT Inc	1,214	821,622
		4,352,702
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	66,500	1,243,289
Daiwa House Industry Co Ltd	130,500	4,431,293
Hulic Co Ltd	146,100	1,507,358
Mitsubishi Estate Co Ltd	269,200	5,701,569
Mitsui Fudosan Co Ltd	598,900	6,223,726
Nomura Real Estate Holdings Inc	115,500	658,779
Sumitomo Realty & Development Co Ltd	102,500	4,377,085
Tokyo Tatemono Co Ltd	45,200	843,962
Tokyu Fudosan Holdings Corp	128,800	1,035,515
		26,022,576
Residential REITs - 0.0%
Advance Residence Investment Corp	604	653,736
Mitsui Fudosan Accommodations Fund Inc	530	446,395
		1,100,131
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	1,534	1,185,513
TOTAL REAL ESTATE		41,266,750

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	163,300	2,272,912
Chugoku Electric Power Co Inc/The	66,800	372,122
Kansai Electric Power Co Inc/The	221,000	3,452,453
Kyushu Electric Power Co Inc	102,400	1,006,658
Tohoku Electric Power Co Inc	110,200	755,118
Tokyo Electric Power Co Holdings Inc (b)	162,800	815,637
		8,674,900
Gas Utilities - 0.1%
Osaka Gas Co Ltd	85,700	2,695,955
Toho Gas Co Ltd	18,700	558,051
Tokyo Gas Co Ltd	68,700	2,408,133
		5,662,139
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	37,200	707,382
TOTAL UTILITIES		15,044,421

TOTAL JAPAN		1,203,084,428
KOREA (SOUTH) - 4.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	45,489	485,043
Entertainment - 0.0%
HYBE Co Ltd	4,580	1,092,719
JYP Entertainment Corp	5,835	330,277
Krafton Inc (b)	6,396	1,235,112
NCSoft Corp	3,059	471,929
Netmarble Corp (d)(e)	5,497	208,071
Pearl Abyss Corp (b)	6,707	162,365
SM Entertainment Co Ltd	2,386	199,493
		3,699,966
Interactive Media & Services - 0.2%
Kakao Corp	65,738	2,994,237
NAVER Corp	30,717	5,748,988
		8,743,225
Media - 0.0%
Cheil Worldwide Inc	15,287	217,658
TOTAL COMMUNICATION SERVICES		13,145,892

Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	15,500	502,655
HL Mando Co Ltd	7,048	190,099
Hyundai Mobis Co Ltd	12,885	2,848,789
		3,541,543
Automobiles - 0.2%
Hyundai Motor Co	29,139	5,912,368
Kia Corp	53,143	4,458,143
		10,370,511
Broadline Retail - 0.0%
Shinsegae Inc	1,334	162,123
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	46,880	1,190,740
Hanjin Kal Corp	6,247	457,622
Kangwon Land Inc	25,056	295,919
		1,944,281
Household Durables - 0.0%
Coway Co Ltd	11,451	714,656
LG Electronics Inc	22,636	1,387,371
		2,102,027
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	6,837	232,961
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	7,963	205,028
Youngone Corp	4,214	170,416
		375,444
TOTAL CONSUMER DISCRETIONARY		18,728,890

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	3,718	187,817
Food Products - 0.0%
CJ CheilJedang Corp	1,819	292,082
NongShim Co Ltd	634	193,403
Orion Corp/Republic of Korea	5,047	350,648
Samyang Foods Co Ltd	930	877,125
		1,713,258
Personal Care Products - 0.0%
Amorepacific Corp	6,333	535,704
Cosmax Inc	1,703	243,667
LG H&H Co Ltd	2,007	399,501
		1,178,872
Tobacco - 0.1%
KT&G Corp	21,928	2,058,925
TOTAL CONSUMER STAPLES		5,138,872

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	9,795	1,404,905
S-Oil Corp (b)	9,252	464,782
SK Innovation Co Ltd	13,830	1,247,280
		3,116,967
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	62,830	607,085
Hana Financial Group Inc	61,437	3,675,233
iM Financial Group Co Ltd	29,875	276,539
Industrial Bank of Korea	55,866	755,559
JB Financial Group Co Ltd	23,580	370,381
KakaoBank Corp	75,757	1,227,051
KB Financial Group Inc	76,483	6,223,880
Shinhan Financial Group Co Ltd	99,453	5,092,039
Woori Financial Group Inc	147,624	2,623,490
		20,851,257
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	2,879	598,256
Korea Investment Holdings Co Ltd	8,817	1,124,595
Mirae Asset Securities Co Ltd	42,167	775,920
NH Investment & Securities Co Ltd	28,311	403,096
Samsung Securities Co Ltd	13,221	715,044
		3,616,911
Consumer Finance - 0.0%
Samsung Card Co Ltd	4,879	169,147
Financial Services - 0.0%
Meritz Financial Group Inc	16,819	1,300,323
Insurance - 0.1%
DB Insurance Co Ltd	9,295	824,627
Hyundai Marine & Fire Insurance Co Ltd (b)	12,431	237,441
Samsung Fire & Marine Insurance Co Ltd	7,152	2,209,261
Samsung Life Insurance Co Ltd	22,865	2,468,459
		5,739,788
TOTAL FINANCIALS		31,677,426

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	9,222	3,151,944
Celltrion Inc	33,876	4,162,032
Hugel Inc (b)	1,077	197,426
PharmaResearch Co Ltd	1,269	480,339
SK Bioscience Co Ltd (b)	5,678	201,415
		8,193,156
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	26,226	891,779
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	5,243	144,531
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	5,638	577,504
Peptron Inc (b)	4,523	856,017
Samsung Biologics Co Ltd (b)(d)(e)(f)	3,988	3,406,902
		4,840,423
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	4,329	193,240
Hanall Biopharma Co Ltd (b)	7,084	205,195
Hanmi Pharm Co Ltd	1,459	433,843
Sam Chun Dang Pharm Co Ltd	3,074	503,279
SK Biopharmaceuticals Co Ltd (b)	5,853	472,987
Yuhan Corp	13,281	1,096,483
		2,905,027
TOTAL HEALTH CARE		16,974,916

Industrials - 0.8%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	7,111	4,870,821
Hanwha Systems Co Ltd	15,890	665,946
Korea Aerospace Industries Ltd	15,725	1,137,627
LIG Nex1 Co Ltd	2,941	1,067,951
		7,742,345
Air Freight & Logistics - 0.0%
Cj Logistics Corp	1,964	113,229
Hyundai Glovis Co Ltd	9,653	1,275,126
		1,388,355
Commercial Services & Supplies - 0.0%
S-1 Corp	3,691	193,684
Construction & Engineering - 0.0%
DL E&C Co Ltd	6,093	182,032
GS Engineering & Construction Corp	13,229	172,992
Hyundai Engineering & Construction Co Ltd	15,301	752,599
KEPCO Engineering & Construction Co Inc	3,833	274,081
Samsung E&A Co Ltd	33,653	611,012
		1,992,716
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	96,605	5,995,315
Ecopro BM Co Ltd (b)(c)	11,477	1,284,805
Ecopro Co Ltd (c)	22,827	1,405,466
HD Hyundai Electric Co Ltd	4,897	2,980,836
Hyosung Heavy Industries Corp	1,129	1,686,478
L&F Co Ltd (b)	5,836	498,563
LG Energy Solution Ltd (b)(c)	9,080	3,004,940
LS Corp	3,620	529,351
LS Electric Co Ltd	3,236	984,887
POSCO Future M Co Ltd (b)	7,689	1,164,707
Shinsung Delta Tech Co Ltd	3,103	118,973
Taihan Cable & Solution Co Ltd (b)	23,012	389,635
		20,043,956
Industrial Conglomerates - 0.1%
CJ Corp	2,783	332,380
Doosan Co Ltd	1,466	973,395
GS Holdings Corp	9,368	314,285
Hanwha Corp	5,858	391,829
LG Corp	19,956	1,121,186
Samsung C&T Corp	19,073	3,015,895
SK Inc	7,875	1,369,196
SK Square Co Ltd (b)	19,136	3,481,075
		10,999,241
Machinery - 0.2%
Doosan Bobcat Inc	10,811	456,112
Hanwha Ocean Co Ltd (b)	28,392	2,733,400
HD Hyundai Heavy Industries Co Ltd	4,977	2,089,333
HD Hyundai Infracore Co Ltd	25,672	273,737
HD HYUNDAI MIPO	4,810	812,739
HD Korea Shipbuilding & Offshore Engineering Co Ltd	9,919	3,289,539
Hyundai Elevator Co Ltd	4,407	233,414
Hyundai Rotem Co Ltd	15,525	2,503,752
Rainbow Robotics (b)	1,518	463,601
Samsung Heavy Industries Co Ltd (b)	155,666	3,218,400
		16,074,027
Marine Transportation - 0.0%
HMM Co Ltd	73,909	1,062,669
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	40,575	628,812
Trading Companies & Distributors - 0.0%
Posco International Corp	9,599	369,383
TOTAL INDUSTRIALS		60,495,188

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	2,396	126,734
Hanwha Vision Co Ltd (b)	7,071	249,345
IsuPetasys Co Ltd	11,652	928,566
LG Display Co Ltd (b)	66,624	678,991
LG Innotek Co Ltd	2,943	496,245
Samsung Electro-Mechanics Co Ltd	11,943	2,047,238
Samsung SDI Co Ltd	13,211	2,976,325
		7,503,444
IT Services - 0.0%
Posco DX Co Ltd	10,276	189,090
Samsung SDS Co Ltd	8,643	1,106,635
		1,295,725
Semiconductors & Semiconductor Equipment - 0.6%
DB HiTek Co Ltd	6,630	272,759
Eo Technics Co Ltd	1,818	300,189
Hanmi Semiconductor Co Ltd (c)	9,391	944,186
HPSP Co Ltd	9,193	222,547
LEENO Industrial Inc	9,203	371,530
SK Hynix Inc	117,607	45,997,448
		48,108,659
Software - 0.0%
Douzone Bizon Co Ltd	3,679	229,349
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co Ltd	1,062,837	79,939,954
TOTAL INFORMATION TECHNOLOGY		137,077,131

Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	7,051	211,146
Enchem Co Ltd (b)	3,598	216,747
Hansol Chemical Co Ltd	1,933	314,444
Hanwha Solutions Corp	23,684	507,067
KCC Corp	846	260,147
Kumho Petrochemical Co Ltd	3,052	247,703
LG Chem Ltd	9,250	2,572,573
Lotte Chemical Corp	3,796	187,774
OCI Holdings Co Ltd	3,123	249,532
SKC Co Ltd (b)	3,933	351,401
		5,118,534
Metals & Mining - 0.1%
Hyundai Steel Co	17,804	411,073
Korea Zinc Co Ltd	2,502	1,808,325
POSCO Holdings Inc	16,221	3,516,845
		5,736,243
TOTAL MATERIALS		10,854,777

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	55,391	1,652,844
TOTAL KOREA (SOUTH)		298,862,903
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	540,490	935,616
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	342,483	320,432
Boubyan Bank KSCP	386,426	901,976
Gulf Bank KSCP	513,879	588,008
Kuwait Finance House KSCP	2,626,725	6,876,154
National Bank of Kuwait SAKP	1,884,083	6,449,184
		15,135,754
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	950,495	282,073
Agility Public Warehousing Co KSC	318,936	156,999
		439,072
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	479,794	455,159
TOTAL INDUSTRIALS		894,231

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	134,266	440,768
TOTAL KUWAIT		17,406,369
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	70,396	539,188
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	25,093	1,768,380
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	8,960	312,517
ArcelorMittal SA	91,749	3,506,819
		3,819,336
TOTAL LUXEMBOURG		6,126,904
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	443,000	2,207,432
Sands China Ltd	475,200	1,237,756

TOTAL MACAU		3,445,188
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	531,330	926,148
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	875,128	524,492
CELCOMDIGI BHD	747,300	642,379
Maxis Bhd	499,900	453,586
		1,620,457
TOTAL COMMUNICATION SERVICES		2,546,605

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	452,400	365,118
Genting Malaysia Bhd	620,700	345,327
		710,445
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	982,300	375,282
TOTAL CONSUMER DISCRETIONARY		1,085,727

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	679,200	651,954
Kuala Lumpur Kepong Bhd	125,316	613,414
Nestle Malaysia Bhd	13,200	356,160
PPB Group Bhd	149,800	398,465
QL Resources Bhd	357,550	354,306
SD Guthrie Bhd	817,767	1,030,996
United Plantations BHD	66,200	392,015
		3,797,310
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	993,500	464,962
Yinson Holdings BHD	526,600	298,004
		762,966
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	74,600	403,994
TOTAL ENERGY		1,166,960

Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	634,700	863,847
CIMB Group Holdings Bhd	1,810,896	3,156,528
Hong Leong Bank Bhd	170,000	834,575
Malayan Banking Bhd	1,644,495	3,875,637
Public Bank Bhd	3,270,900	3,295,893
RHB Bank Bhd	425,606	688,001
		12,714,481
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	667,300	1,314,524
Kpj Healthcare Bhd	555,300	376,564
		1,691,088
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	1,255,414	1,510,814
IJM Corp Bhd	643,600	381,119
		1,891,933
Industrial Conglomerates - 0.0%
Sime Darby Bhd	749,200	366,729
Sunway Bhd	569,600	735,801
		1,102,530
Marine Transportation - 0.0%
MISC Bhd	283,000	526,402
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	238,973	293,866
TOTAL INDUSTRIALS		3,814,731

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	697,700	436,478
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	632,100	588,632
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	806,700	1,219,296
TOTAL MATERIALS		1,807,928

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	618,500	1,961,242
Gas Utilities - 0.0%
Petronas Gas Bhd	213,200	941,786
Multi-Utilities - 0.0%
YTL Corp Bhd	1,116,800	693,333
YTL Corp Bhd warrants 6/2/2028 (b)	184,400	51,818
YTL Power International Bhd	583,100	555,533
YTL Power International Bhd warrants 6/2/2028 (b)	92,640	36,385
		1,337,069
TOTAL UTILITIES		4,240,097

TOTAL MALAYSIA		33,301,405
MEXICO - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	3,902,600	4,451,172
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	107,300	1,039,242
Coca-Cola Femsa SAB de CV unit	114,830	987,939
Fomento Economico Mexicano SAB de CV unit	366,400	3,456,429
		5,483,610
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	1,045,700	3,457,055
Food Products - 0.0%
Alfa SAB de CV Series A	774,689	584,191
Gruma SAB de CV Series B	33,965	576,409
Grupo Bimbo SAB de CV (c)	293,500	1,014,221
		2,174,821
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	297,400	575,639
TOTAL CONSUMER STAPLES		11,691,125

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (d)(e)	156,000	399,436
Grupo Financiero Banorte SAB de CV	521,600	4,908,995
Grupo Financiero Inbursa SAB de CV Series O	385,700	936,716
		6,245,147
Insurance - 0.0%
Qualitas Controladora SAB de CV	41,400	375,416
TOTAL FINANCIALS		6,620,563

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	114,200	816,184
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	56,800	699,938
Grupo Aeroportuario del Pacifico SAB de CV Series B	88,185	1,838,222
Grupo Aeroportuario del Sureste SAB de CV Series B	37,360	1,130,121
Promotora y Operadora de Infraestructura SAB de CV	36,850	477,243
		4,145,524
TOTAL INDUSTRIALS		4,961,708

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	3,262,900	3,315,852
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	670,600	5,797,657
Industrias Penoles SAB de CV (b)	40,290	1,667,876
		7,465,533
TOTAL MATERIALS		10,781,385

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	601,700	873,151
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	228,700	913,274
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	185,600	563,437
TOTAL REAL ESTATE		2,349,862

TOTAL MEXICO		40,855,815
NETHERLANDS - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	837,740	3,876,611
Entertainment - 0.1%
Universal Music Group NV	226,410	6,072,765
TOTAL COMMUNICATION SERVICES		9,949,376

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	24,378	1,646,619
Heineken NV	59,521	4,608,848
		6,255,467
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	196,501	8,042,904
TOTAL CONSUMER STAPLES		14,298,371

Financials - 0.5%
Banks - 0.2%
ING Groep NV	637,157	15,909,605
Capital Markets - 0.0%
Euronext NV (e)	19,684	2,813,406
Financial Services - 0.2%
Adyen NV (b)(d)(e)	6,785	11,625,992
EXOR NV	20,161	1,747,541
		13,373,533
Insurance - 0.1%
ASR Nederland NV	33,824	2,257,361
NN Group NV	57,958	3,966,898
		6,224,259
TOTAL FINANCIALS		38,320,803

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	13,179	10,786,582
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	168,341	4,611,735
TOTAL HEALTH CARE		15,398,317

Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	51,385	6,293,073
Trading Companies & Distributors - 0.0%
IMCD NV	12,808	1,328,387
TOTAL INDUSTRIALS		7,621,460

Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASM International NV	9,987	6,469,472
ASML Holding NV	84,825	89,765,885
BE Semiconductor Industries NV	15,907	2,706,276
		98,941,633
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	36,919	2,444,341
TOTAL NETHERLANDS		186,974,301
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	402,429	564,209
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	211,229	1,494,025
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	126,359	2,682,662
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	226,369	422,299
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	363,744	1,690,199
TOTAL INDUSTRIALS		2,112,498

Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	35,639	3,381,197
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	195,537	1,042,871
Mercury NZ Ltd	145,634	540,037
		1,582,908
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	280,390	949,883
TOTAL UTILITIES		2,532,791

TOTAL NEW ZEALAND		12,767,382
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	135,468	2,014,116
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	26,410	909,948
Vend Marketplaces ASA Class A rights 11/13/2025 (b)	15,146	33,715
		943,663
TOTAL COMMUNICATION SERVICES		2,957,779

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	34,934	301,082
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	59,216	278,622
Mowi ASA	94,555	2,077,937
Orkla ASA	161,875	1,641,243
Salmar ASA	16,097	905,027
		4,902,829
Energy - 0.1%
Energy Equipment & Services - 0.0%
TGS ASA	41,559	359,411
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	65,368	1,696,596
BLUENORD ASA	5,382	246,007
Equinor ASA	181,731	4,352,696
Frontline PLC (Norway)	30,081	738,865
Var Energi ASA	202,117	680,025
		7,714,189
TOTAL ENERGY		8,073,600

Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	181,386	4,625,418
SpareBank 1 SMN	26,749	491,869
SpareBank 1 Sor-Norge ASA	43,563	749,184
		5,866,471
Insurance - 0.0%
Gjensidige Forsikring ASA	41,599	1,119,519
Protector Forsikring ASA	12,519	564,200
Storebrand ASA A Shares	93,983	1,457,633
		3,141,352
TOTAL FINANCIALS		9,007,823

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	94,719	2,422,387
Industrial Conglomerates - 0.0%
Aker ASA A Shares	5,012	389,411
Machinery - 0.0%
AutoStore Holdings Ltd (b)(d)(e)	222,712	216,132
TOMRA Systems ASA	46,252	566,207
		782,339
TOTAL INDUSTRIALS		3,594,137

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)(c)	38,641	560,775
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	282,993	1,914,884
TOTAL NORWAY		31,312,909
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	14,620	3,815,820
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	51,972	1,183,402
TOTAL PERU		4,999,222
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	17,985	342,630
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	135,020	498,136
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	466,296	837,132
BDO Unibank Inc	465,677	1,058,907
Metropolitan Bank & Trust Co	381,054	447,844
		2,343,883
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	52,840	421,212
SM Investments Corp	106,500	1,322,419
		1,743,631
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	174,080	1,571,507
TOTAL INDUSTRIALS		3,315,138

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	1,302,600	441,525
SM Prime Holdings Inc	2,411,000	919,892
		1,361,417
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	61,920	616,990
TOTAL PHILIPPINES		8,478,194
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	14,858	1,021,110
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	155,433	1,452,055
Specialty Retail - 0.0%
CCC SA (b)(c)	10,898	445,599
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	278	1,349,727
TOTAL CONSUMER DISCRETIONARY		3,247,381

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	104,224	1,243,746
Zabka Group SA (b)	88,699	515,189
		1,758,935
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	125,211	3,392,530
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	18,524	515,893
Bank Millennium SA (b)	128,149	535,776
Bank Polska Kasa Opieki SA	37,967	1,947,698
mBank SA (b)	2,784	739,686
Powszechna Kasa Oszczednosci Bank Polski SA	185,959	3,811,833
Santander Bank Polska SA	8,458	1,115,824
		8,666,710
Consumer Finance - 0.0%
KRUK SA (c)	3,918	481,660
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	123,551	1,975,879
TOTAL FINANCIALS		11,124,249

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	54,933	691,439
Construction & Engineering - 0.0%
Budimex SA (c)	2,716	431,412
TOTAL INDUSTRIALS		1,122,851

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	11,213	652,193
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	2,077	522,765
KGHM Polska Miedz SA (b)	29,350	1,540,617
		2,063,382
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	180,119	546,258
TOTAL POLAND		24,928,889
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	59,914	1,542,798
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	89,963	1,803,789
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	1,956,235	1,725,414
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	649,211	3,225,230
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	73,284	275,797
TOTAL UTILITIES		3,501,027

TOTAL PORTUGAL		8,573,028
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	163,233	607,472
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	129,267	532,547
Qatar Gas Transport Co Ltd	575,282	699,629
		1,232,176
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	1,284,319	825,054
Commercial Bank of Qatar	694,553	789,742
Qatar International Islamic Bank QSC	251,022	767,337
Qatar Islamic Bank QPSC	361,493	2,430,472
Qatar National Bank QPSC	954,651	4,847,981
		9,660,586
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	406,870	1,419,184
Marine Transportation - 0.0%
Qatar Navigation QSC	201,834	615,314
TOTAL INDUSTRIALS		2,034,498

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	1,162,566	399,123
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	486,411	351,349
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	105,350	444,432
TOTAL QATAR		14,729,636
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	136,401	1,104,583
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	12,713	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	8,984	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	1,373,390	0
LUKOIL PJSC (b)(f)	41,065	0
Novatek PJSC (b)(f)	110,726	0
Surgutneftegas PAO (b)(f)	1,002,400	0
Tatneft PJSC (b)(f)	175,192	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	1,236,820	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	280,800	0
GMK Norilskiy Nickel PAO (b)(f)	681,400	0
Polyus PJSC (b)(f)	36,530	0
Severstal PAO (b)(f)	21,400	0
		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	409,552	4,933,888
Media - 0.0%
Saudi Research & Media Group (b)	8,294	379,945
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	81,702	1,475,965
Mobile Telecommunications Co Saudi Arabia	94,242	288,734
		1,764,699
TOTAL COMMUNICATION SERVICES		7,078,532

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	5,143	175,396
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	10,620	434,111
Jarir Marketing Co	124,732	472,281
		906,392
TOTAL CONSUMER DISCRETIONARY		1,081,788

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	88,970	180,772
Nahdi Medical Co	8,302	256,788
		437,560
Food Products - 0.0%
Almarai Co JSC	106,405	1,406,704
Saudia Dairy & Foodstuff Co	3,560	272,247
Savola Group/The (b)	34,790	228,482
		1,907,433
TOTAL CONSUMER STAPLES		2,344,993

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	69,582	313,558
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	422,224	11,900,136
Alinma Bank	264,622	1,827,510
Bank Al-Jazira	135,524	456,408
Bank AlBilad	160,016	1,265,519
Banque Saudi Fransi	266,538	1,267,198
Riyad Bank	317,269	2,299,382
Saudi Awwal Bank	81,320	701,681
Saudi Investment Bank/The	130,555	478,663
Saudi National Bank/The	633,526	6,736,799
		26,933,296
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	10,162	539,220
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	10,331	324,781
Bupa Arabia for Cooperative Insurance Co	5,437	237,759
Co for Cooperative Insurance/The	15,574	565,603
		1,128,143
TOTAL FINANCIALS		28,600,659

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	16,820	156,615
Dallah Healthcare Co	9,269	380,616
Dr Sulaiman Al Habib Medical Services Group Co	21,922	1,591,118
Mouwasat Medical Services Co	19,193	393,297
		2,521,646
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	7,159	335,587
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	9,515	245,341
Electrical Equipment - 0.0%
Riyadh Cables Group Co	12,091	456,842
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	8,161	324,238
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	18,904	222,293
TOTAL INDUSTRIALS		1,584,301

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	5,087	341,548
Elm Co	5,717	1,442,855
		1,784,403
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	29,612	298,465
SABIC Agri-Nutrients Co	50,385	1,647,122
Sahara International Petrochemical Co	76,643	386,250
Saudi Aramco Base Oil Co	10,373	266,772
Saudi Basic Industries Corp	194,238	3,161,942
Saudi Industrial Investment Group	70,791	307,680
Saudi Kayan Petrochemical Co (b)	148,657	233,868
Yanbu National Petrochemical Co	60,957	560,760
		6,862,859
Construction Materials - 0.0%
Saudi Cement Co	15,422	157,333
Yamama Cement Co	20,224	147,758
		305,091
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	293,112	5,021,584
TOTAL MATERIALS		12,189,534

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (d)(e)	49,709	289,880
Dar Al Arkan Real Estate Development Co (b)	117,830	540,718
Emaar Economic City (b)	51,582	175,227
Retal Urban Development Co	44,601	139,976
		1,145,801
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	167,756	717,044
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	49,548	3,193,278
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (b)	15,304	171,962
TOTAL UTILITIES		4,082,284

TOTAL SAUDI ARABIA		62,727,499
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	1,530,000	4,993,998
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	80,046	12,507,188
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	1,201,900	674,083
TOTAL CONSUMER DISCRETIONARY		13,181,271

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	63,974	399,914
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	433,932	17,979,374
Oversea-Chinese Banking Corp Ltd	826,322	10,811,512
United Overseas Bank Ltd	310,300	8,265,290
		37,056,176
Capital Markets - 0.0%
Singapore Exchange Ltd	175,600	2,284,041
TOTAL FINANCIALS		39,340,217

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	329,600	2,149,896
Ground Transportation - 0.2%
ComfortDelGro Corp Ltd	477,800	535,946
Grab Holdings Ltd Class A (b)	612,982	3,684,022
		4,219,968
Industrial Conglomerates - 0.0%
Keppel Ltd	306,800	2,401,884
Machinery - 0.0%
Seatrium Ltd	461,598	769,566
Passenger Airlines - 0.0%
Singapore Airlines Ltd	301,250	1,534,486
Transportation Infrastructure - 0.0%
SATS Ltd	189,823	498,767
TOTAL INDUSTRIALS		11,574,567

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	52,200	597,958
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV (Italy)	139,395	3,427,972
TOTAL INFORMATION TECHNOLOGY		4,025,930

Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	1,241,868	2,261,238
Mapletree Pan Asia Commercial Trust	505,218	558,938
Suntec Real Estate Investment Trust	467,300	481,086
		3,301,262
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	823,397	1,783,943
Frasers Logistics & Commercial Trust (c)(d)	662,500	486,084
Mapletree Industrial Trust	452,757	740,913
Mapletree Logistics Trust (c)	722,010	743,311
		3,754,251
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	494,873	1,003,738
UOL Group Ltd	98,400	601,014
		1,604,752
Specialized REITs - 0.0%
Keppel DC REIT	422,880	776,493
TOTAL REAL ESTATE		9,436,758

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	192,100	963,747
TOTAL SINGAPORE		83,916,402
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)(c)	23,229	167,476
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	394,690	3,936,770
Vodacom Group Ltd	127,172	1,027,205
		4,963,975
TOTAL COMMUNICATION SERVICES		5,131,451

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	176,973	12,429,887
Woolworths Holdings Ltd/South Africa	209,170	631,702
		13,061,589
Specialty Retail - 0.0%
Foschini Group Ltd	69,626	369,866
Mr Price Group Ltd	54,710	652,796
Pepkor Holdings Ltd (d)(e)	800,194	1,218,464
		2,241,126
TOTAL CONSUMER DISCRETIONARY		15,302,715

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	72,304	1,788,635
Clicks Group Ltd	50,219	1,057,358
Shoprite Holdings Ltd	104,673	1,751,141
		4,597,134
Food Products - 0.0%
Tiger Brands Ltd	36,183	685,364
TOTAL CONSUMER STAPLES		5,282,498

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	50,909	519,294
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	165,261	1,847,682
Capitec Bank Holdings Ltd	18,959	4,191,014
Nedbank Group Ltd	99,106	1,349,957
Standard Bank Group Ltd	282,989	4,155,021
		11,543,674
Financial Services - 0.1%
FirstRand Ltd	1,146,619	5,438,298
Remgro Ltd	108,494	1,077,274
		6,515,572
Insurance - 0.0%
Discovery Ltd	129,673	1,628,925
Old Mutual Ltd	994,428	777,188
OUTsurance Group Ltd	180,062	758,155
Sanlam Ltd	350,135	1,837,161
		5,001,429
TOTAL FINANCIALS		23,060,675

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	80,236	454,088
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	73,772	957,302
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	124,744	780,471
Metals & Mining - 0.4%
Anglo American PLC	253,648	9,596,179
Gold Fields Ltd	192,732	7,430,997
Harmony Gold Mining Co Ltd	117,517	1,955,316
Impala Platinum Holdings Ltd	194,708	2,086,683
Northam Platinum Holdings Ltd	74,837	1,251,564
Sibanye Stillwater Ltd (b)	609,532	1,617,516
Valterra Platinum Ltd	57,125	3,533,138
		27,471,393
TOTAL MATERIALS		28,251,864

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	730,409	687,122
TOTAL SOUTH AFRICA		79,647,009
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	126,314	3,932,375
Telefonica SA	854,483	4,333,233
		8,265,608
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	96,920	7,408,928
Specialty Retail - 0.2%
Industria de Diseno Textil SA	241,537	13,335,725
TOTAL CONSUMER DISCRETIONARY		20,744,653

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	249,283	4,574,182
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	1,241,216	25,005,646
Banco de Sabadell SA	1,139,173	4,258,279
Banco Santander SA	3,205,805	32,613,581
Bankinter SA	139,376	2,099,718
CaixaBank SA	823,712	8,706,428
		72,683,652
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	42,323	3,473,393
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	158,246	4,295,573
TOTAL INDUSTRIALS		7,768,966

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	86,221	1,342,659
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	68,333	2,448,774
Iberdrola SA	1,323,603	26,824,464
Redeia Corp SA	87,561	1,575,473
		30,848,711
Gas Utilities - 0.0%
Enagas SA	51,221	812,684
Naturgy Energy Group SA	40,004	1,211,787
		2,024,471
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	66,502	971,967
TOTAL UTILITIES		33,845,149

TOTAL SPAIN		149,224,869
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	499,683	1,960,810
Interactive Media & Services - 0.0%
Hemnet Group AB	18,075	394,595
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	119,456	1,891,756
TOTAL COMMUNICATION SERVICES		4,247,161

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (e)	31,276	2,091,158
Household Durables - 0.0%
Electrolux AB B Shares (b)	44,926	290,356
Leisure Products - 0.0%
Thule Group AB (d)(e)	23,818	612,733
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	103,212	1,949,274
TOTAL CONSUMER DISCRETIONARY		4,943,521

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	23,360	636,851
Food Products - 0.0%
AAK AB	39,612	1,106,605
Household Products - 0.1%
Essity AB B Shares	126,972	3,486,960
TOTAL CONSUMER STAPLES		5,230,416

Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	325,924	6,223,269
Svenska Handelsbanken AB A Shares	335,038	4,372,023
Swedbank AB A1 Shares	194,901	5,928,938
		16,524,230
Capital Markets - 0.1%
Avanza Bank Holding AB	25,428	983,369
EQT AB	79,781	2,767,908
Nordnet AB	27,475	795,307
		4,546,584
Financial Services - 0.2%
Industrivarden AB A Shares	28,520	1,188,202
Industrivarden AB C Shares	33,993	1,414,072
Investor AB B Shares	391,948	12,936,007
L E Lundbergforetagen AB B Shares	15,934	853,704
		16,391,985
TOTAL FINANCIALS		37,462,799

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	47,587	1,638,953
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	72,945	371,165
Getinge AB B Shares	47,605	1,118,939
		1,490,104
Health Care Technology - 0.0%
Sectra AB B Shares	28,715	912,206
TOTAL HEALTH CARE		4,041,263

Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	67,697	3,725,128
Building Products - 0.1%
Assa Abloy AB B Shares	213,404	8,042,038
Nibe Industrier AB B Shares	332,799	1,299,984
		9,342,022
Commercial Services & Supplies - 0.0%
Bravida Holding AB (d)(e)	43,295	367,314
Loomis AB	14,392	581,724
Securitas AB B Shares	108,437	1,600,260
		2,549,298
Construction & Engineering - 0.0%
Skanska AB B Shares	76,656	2,094,671
Sweco AB B Shares	43,610	787,714
		2,882,385
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	30,922	790,605
Lifco AB B Shares	48,442	1,877,461
		2,668,066
Machinery - 0.7%
Alfa Laval AB	62,352	2,979,691
Atlas Copco AB A Shares	541,572	9,074,616
Atlas Copco AB B Shares	337,177	5,066,395
Epiroc AB A Shares	134,848	2,855,864
Epiroc AB B Shares	83,947	1,572,860
Indutrade AB	57,455	1,536,124
Sandvik AB	229,630	6,973,317
SKF AB B Shares	72,705	1,874,974
Trelleborg AB B Shares	38,633	1,616,444
Volvo AB A Shares	41,965	1,154,670
Volvo AB B Shares	341,493	9,355,217
		44,060,172
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	56,018	1,898,665
Beijer Ref AB B Shares	81,593	1,293,430
		3,192,095
TOTAL INDUSTRIALS		68,419,166

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	629,564	6,387,473
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	453,320	5,525,799
Lagercrantz Group AB B Shares	43,690	1,073,366
Mycronic AB	31,904	752,746
		7,351,911
TOTAL INFORMATION TECHNOLOGY		13,739,384

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	55,283	503,644
Containers & Packaging - 0.0%
Billerud Aktiebolag	46,054	426,351
Metals & Mining - 0.1%
Boliden AB (b)	61,055	2,757,043
SSAB AB B Shares (c)	132,120	821,904
		3,578,947
Paper & Forest Products - 0.0%
Holmen AB B Shares	20,081	759,253
Svenska Cellulosa AB SCA B Shares	127,093	1,695,644
		2,454,897
TOTAL MATERIALS		6,963,839

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB	78,358	889,546
Fabege AB	41,751	367,619
Fastighets AB Balder B Shares (b)	151,746	1,112,029
Sagax AB B Shares	48,026	1,077,776
Wallenstam AB B Shares	78,470	363,926
Wihlborgs Fastigheter AB	57,692	560,509
		4,371,405
TOTAL SWEDEN		149,418,954
SWITZERLAND - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	5,467	4,004,718
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	115,803	22,906,495
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	23	3,521,094
Chocoladefabriken Lindt & Spruengli AG	214	3,289,443
		6,810,537
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	44,391	2,996,773
Partners Group Holding AG	4,660	5,688,703
UBS Group AG	654,953	25,009,886
		33,695,362
Insurance - 0.4%
Baloise Holding AG	8,892	2,203,249
Swiss Life Holding AG	6,144	6,660,485
Zurich Insurance Group AG	31,517	21,919,174
		30,782,908
TOTAL FINANCIALS		64,478,270

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	10,664	2,896,738
Straumann Holding AG	24,391	3,065,992
		5,962,730
Life Sciences Tools & Services - 0.1%
Lonza Group AG	15,118	10,411,178
Pharmaceuticals - 0.2%
Galderma Group AG	28,180	5,200,037
Sandoz Group AG	94,769	6,300,270
		11,500,307
TOTAL HEALTH CARE		27,874,215

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	6,790	4,952,756
Electrical Equipment - 0.3%
ABB Ltd	333,678	24,808,141
Machinery - 0.1%
Schindler Holding AG	8,772	3,117,480
VAT Group AG (d)(e)	5,819	2,532,955
		5,650,435
Marine Transportation - 0.0%
Kuehne + Nagel International AG	11,462	2,193,412
Professional Services - 0.1%
SGS SA	35,667	4,016,332
TOTAL INDUSTRIALS		41,621,076

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	32,000	3,844,373
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	53,802	4,385,346
Givaudan SA	1,750	7,171,792
Sika AG	34,579	6,777,064
		18,334,202
TOTAL SWITZERLAND		189,873,886
TAIWAN - 6.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	820,000	3,489,784
Entertainment - 0.0%
International Games System Co Ltd	56,000	1,310,026
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	384,000	1,154,071
Taiwan Mobile Co Ltd	380,000	1,351,940
		2,506,011
TOTAL COMMUNICATION SERVICES		7,305,821

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	414,000	429,092
Tong Yang Industry Co Ltd	102,000	320,469
		749,561
Automobiles - 0.0%
Yulon Motor Co Ltd	134,368	143,632
Broadline Retail - 0.0%
momo.com Inc	20,018	151,868
Poya International Co Ltd	16,530	244,100
		395,968
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	41,000	492,885
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	74,341	245,163
Merida Industry Co Ltd	45,000	146,208
		391,371
Specialty Retail - 0.0%
Hotai Motor Co Ltd	82,960	1,525,614
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	52,000	693,548
Feng TAY Enterprise Co Ltd	137,417	544,703
Makalot Industrial Co Ltd	51,108	446,684
Pou Chen Corp	528,000	502,645
Ruentex Industries Ltd	170,790	297,986
		2,485,566
TOTAL CONSUMER DISCRETIONARY		6,184,597

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	123,000	953,132
Food Products - 0.1%
Great Wall Enterprise Co Ltd	160,977	271,974
Lien Hwa Industrial Holdings Corp	266,034	417,056
Uni-President Enterprises Corp	1,054,000	2,695,100
		3,384,130
TOTAL CONSUMER STAPLES		4,337,262

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	359,000	521,388
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	1,918,022	1,233,896
CTBC Financial Holding Co Ltd	4,236,000	5,759,849
E.Sun Financial Holding Co Ltd	3,490,114	3,373,543
Far Eastern International Bank	1,006,691	413,758
First Financial Holding Co Ltd	2,516,544	2,334,373
Hua Nan Financial Holdings Co Ltd	2,254,825	2,139,219
Mega Financial Holding Co Ltd	2,528,569	3,319,065
Shanghai Commercial & Savings Bank Ltd/The	982,218	1,263,754
SinoPac Financial Holdings Co Ltd	3,125,717	2,604,933
Taichung Commercial Bank Co Ltd	877,092	609,844
Taichung Commercial Bank Co Ltd rights 12/8/2025 (b)	11,108	902
Taiwan Business Bank	1,562,276	779,158
Taiwan Cooperative Financial Holding Co Ltd	2,510,094	1,936,927
TS Financial Holding Co Ltd	5,357,929	3,255,354
		29,024,575
Capital Markets - 0.0%
Capital Securities Corp	460,000	365,423
IBF Financial Holdings Co Ltd	637,663	315,952
		681,375
Consumer Finance - 0.0%
Yulon Finance Corp	66,883	209,050
Financial Services - 0.0%
Chailease Holding Co Ltd	371,891	1,244,550
Yuanta Financial Holding Co Ltd	2,878,403	3,226,490
		4,471,040
Insurance - 0.2%
Cathay Financial Holding Co Ltd	2,118,923	4,406,104
Fubon Financial Holding Co Ltd	1,932,054	5,724,976
KGI Financial Holding Co Ltd	3,665,830	1,893,778
		12,024,858
TOTAL FINANCIALS		46,410,898

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	71,693	1,160,021
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	269,000	1,315,371
TOTAL HEALTH CARE		2,475,392

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	36,000	1,008,253
Electrical Equipment - 0.2%
Bizlink Holding Inc	37,881	1,716,942
Chung-Hsin Electric & Machinery Manufacturing Corp	89,000	442,426
Fortune Electric Co Ltd	47,670	1,107,416
Shihlin Electric & Engineering Corp	72,000	466,697
Tatung Co Ltd	386,300	454,352
Teco Electric and Machinery Co Ltd	275,000	1,040,922
Voltronic Power Technology Corp	15,250	599,535
Walsin Lihwa Corp	719,046	698,534
		6,526,824
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	815,000	701,719
Machinery - 0.0%
Hiwin Technologies Corp	61,192	444,357
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	234,657	1,475,279
Wan Hai Lines Ltd	296,000	789,577
Wisdom Marine Lines Co Ltd	98,000	201,234
Yang Ming Marine Transport Corp	368,000	687,504
		3,153,594
Passenger Airlines - 0.0%
China Airlines Ltd	624,000	405,484
Eva Airways Corp	598,619	704,075
		1,109,559
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	465,000	413,208
TOTAL INDUSTRIALS		13,357,514

Information Technology - 5.4%
Communications Equipment - 0.1%
Accton Technology Corp	110,000	3,859,900
WNC Corp /Taiwan	79,000	322,129
		4,182,029
Electronic Equipment, Instruments & Components - 0.8%
AUO Corp	1,452,000	573,195
Chroma ATE Inc	86,000	2,288,453
Compeq Manufacturing Co Ltd	224,000	635,363
Delta Electronics Inc	414,000	13,383,911
E Ink Holdings Inc	202,000	1,391,383
Elite Material Co Ltd	68,000	3,004,744
Foxconn Technology Co Ltd	222,000	515,726
Genius Electronic Optical Co Ltd	24,000	327,116
Gold Circuit Electronics Ltd	72,000	1,088,960
Hon Hai Precision Industry Co Ltd	2,603,800	21,784,343
Innolux Corp	1,688,943	729,838
Largan Precision Co Ltd	24,000	1,727,208
Lotes Co Ltd	19,398	869,752
Primax Electronics Ltd	108,000	291,246
Simplo Technology Co Ltd	39,000	444,132
Sinbon Electronics Co Ltd	47,000	322,973
Synnex Technology International Corp	286,000	527,806
Taiwan Union Technology Corp	61,000	764,036
Tripod Technology Corp	97,000	1,076,272
Unimicron Technology Corp	284,000	1,508,675
Walsin Technology Corp	70,000	282,019
Wpg Holding Co Ltd	356,040	697,551
WT Microelectronics Co Ltd	140,000	650,465
Yageo Corp	410,888	3,324,164
Zhen Ding Technology Holding Ltd	142,000	752,031
		58,961,362
Semiconductors & Semiconductor Equipment - 4.0%
Alchip Technologies Ltd	17,000	1,930,437
AP Memory Technology Corp	29,000	381,604
ASE Technology Holding Co Ltd	753,000	6,017,332
ASMedia Technology Inc	9,000	422,542
ASPEED Technology Inc	6,300	1,119,663
Chipbond Technology Corp	136,000	263,357
Elan Microelectronics Corp	57,000	229,645
eMemory Technology Inc	14,000	905,192
Faraday Technology Corp	47,197	279,857
Global Unichip Corp	19,000	944,506
Globalwafers Co Ltd	54,000	891,286
Hon Precision Inc	16,532	1,348,214
Jentech Precision Industrial Co Ltd	19,000	1,314,900
King Yuan Electronics Co Ltd	245,000	1,727,370
Macronix International Co Ltd (b)	392,340	397,719
MediaTek Inc	345,000	14,684,191
MPI Corp	18,000	1,228,150
Nanya Technology Corp (b)	258,000	1,110,696
Novatek Microelectronics Corp	132,000	1,685,490
Parade Technologies Ltd	16,000	353,499
Phison Electronics Corp	36,000	1,245,695
Powerchip Semiconductor Manufacturing Corp (b)	707,000	723,585
Powertech Technology Inc	154,000	865,618
Radiant Opto-Electronics Corp	98,000	420,300
Realtek Semiconductor Corp	111,000	1,857,333
Silicon Motion Technology Corp ADR	7,170	703,449
Sino-American Silicon Products Inc	123,000	499,545
Taiwan Semiconductor Manufacturing Co Ltd	5,195,000	250,926,552
United Microelectronics Corp	2,545,000	3,838,908
Vanguard International Semiconductor Corp	221,277	695,220
Win Semiconductors Corp	86,000	300,377
Winbond Electronics Corp (b)	677,863	1,193,715
		300,505,947
Technology Hardware, Storage & Peripherals - 0.5%
Acer Inc	644,000	628,767
Advantech Co Ltd	106,458	1,084,365
Asia Vital Components Co Ltd	73,000	3,379,849
Asustek Computer Inc	152,000	3,442,199
AURAS Technology Co Ltd	16,000	548,444
Catcher Technology Co Ltd	142,000	915,816
Chicony Electronics Co Ltd	138,000	582,884
Compal Electronics Inc	905,000	971,806
Getac Holdings Corp	89,000	399,051
Gigabyte Technology Co Ltd	117,000	1,066,297
HTC Corp (b)	152,000	249,399
Inventec Corp	691,000	1,030,506
King Slide Works Co Ltd	15,000	2,003,054
Lite-On Technology Corp	474,000	2,764,410
Micro-Star International Co Ltd	152,000	540,776
Pegatron Corp	442,000	1,065,579
Qisda Corp	277,980	280,437
Quanta Computer Inc	591,000	5,770,209
Wistron Corp	677,000	3,310,433
Wiwynn Corp	25,000	3,545,552
		33,579,833
TOTAL INFORMATION TECHNOLOGY		397,229,171

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	740,277	180,632
Formosa Chemicals & Fibre Corp	875,000	830,138
Formosa Plastics Corp	1,036,000	1,282,462
Nan Ya Plastics Corp	1,231,000	1,659,838
Taiwan Fertilizer Co Ltd	154,000	240,922
		4,193,992
Construction Materials - 0.0%
Asia Cement Corp	563,000	664,010
TCC Group Holdings Co Ltd	1,516,600	1,088,988
		1,752,998
Metals & Mining - 0.0%
China Steel Corp	2,615,000	1,580,317
TA Chen Stainless Pipe	447,789	533,948
Tung Ho Steel Enterprise Corp	103,300	210,775
		2,325,040
TOTAL MATERIALS		8,272,030

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	370,275	469,190
Ruentex Development Co Ltd	411,658	398,577
		867,767
TOTAL TAIWAN		486,961,840
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	617,650	217,254
True Corp PCL depository receipt (b)	2,826,349	985,429
		1,202,683
Media - 0.0%
VGI PCL depository receipt	1,794,300	69,203
VGI PCL warrants (b)	116,340	108
		69,311
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	18,600	173,317
Advanced Info Service PCL depository receipt	210,800	1,964,258
		2,137,575
TOTAL COMMUNICATION SERVICES		3,409,569

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	125,208	79,197
Central Retail Corp PCL depository receipt	533,200	337,260
		416,457
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	1,800,900	122,246
Central Plaza Hotel PCL depository receipt	117,300	116,720
Minor International PCL	205,756	146,016
Minor International PCL depository receipt	410,348	291,207
		676,189
Specialty Retail - 0.0%
Home Product Center PCL	164,700	33,286
Home Product Center PCL depository receipt	655,800	132,536
PTT Oil & Retail Business PCL depository receipt	638,600	289,646
Siam Global House PCL depository receipt	376,332	80,119
		535,587
TOTAL CONSUMER DISCRETIONARY		1,628,233

Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL	1,300	1,805
Carabao Group PCL depository receipt	76,600	106,356
Osotspa PCL	17,300	8,380
Osotspa PCL depository receipt	236,900	114,759
Thai Beverage PCL (c)	1,636,100	603,356
		834,656
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL	39,000	22,020
Berli Jucker PCL depository receipt	170,400	96,215
CP ALL PCL	163,000	231,348
CP ALL PCL depository receipt	788,100	1,118,563
		1,468,146
Food Products - 0.0%
Charoen Pokphand Foods PCL	224,100	145,896
Charoen Pokphand Foods PCL depository receipt	484,300	315,296
Thai Union Group PCL	86,400	34,923
Thai Union Group PCL depository receipt	346,800	140,175
		636,290
TOTAL CONSUMER STAPLES		2,939,092

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	849,900	132,428
PTT Exploration & Production PCL	82,500	272,370
PTT Exploration & Production PCL depository receipt	222,700	735,233
PTT PCL	317,500	301,238
PTT PCL depository receipt	1,523,600	1,445,563
Thai Oil PCL	62,275	68,693
Thai Oil PCL depository receipt	123,977	136,753
		3,092,278
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL	11,400	55,751
Bangkok Bank PCL depository receipt	115,900	566,805
Kasikornbank PCL	46,900	269,881
Kasikornbank PCL depository receipt	205,500	1,182,529
Kiatnakin Phatra Bank PCL	51,800	105,086
Kiatnakin Phatra Bank PCL depository receipt	28,700	58,224
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	4,316	240
Krung Thai Bank PCL	166,000	139,571
Krung Thai Bank PCL depository receipt	588,200	494,553
SCB X PCL	49,550	200,279
SCB X PCL depository receipt	135,400	547,282
Thanachart Capital PCL	28,000	44,060
Thanachart Capital PCL depository receipt	83,000	130,608
Tisco Financial Group PCL	700	2,322
Tisco Financial Group PCL depository receipt	81,200	269,330
TMBThanachart Bank PCL	1,153,387	65,837
TMBThanachart Bank PCL depository receipt	9,368,671	534,774
		4,667,132
Consumer Finance - 0.0%
Krungthai Card PCL	54,000	47,485
Krungthai Card PCL depository receipt	156,400	137,532
Muangthai Capital PCL	29,100	36,364
Muangthai Capital PCL depository receipt	122,100	152,578
Srisawad Corp PCL	32,186	28,055
Srisawad Corp PCL depository receipt	139,525	121,616
TIDLOR Holdings PCL depository receipt	345,110	223,613
		747,243
Insurance - 0.0%
Thai Life Insurance PCL	237,600	75,510
Thai Life Insurance PCL depository receipt	161,000	51,166
		126,676
TOTAL FINANCIALS		5,541,051

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	271,000	94,486
Bangkok Dusit Medical Services PCL	172,600	100,652
Bangkok Dusit Medical Services PCL depository receipt	878,500	512,301
Bumrungrad Hospital Pcl	19,000	100,833
Bumrungrad Hospital Pcl depository receipt	68,200	361,938
		1,170,210
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL (b)	383,533	34,791
BTS Group Holdings PCL depository receipt (b)	1,268,822	115,099
		149,890
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	327,600	416,955
Airports of Thailand PCL depository receipt	605,100	770,144
Bangkok Expressway & Metro PCL	573,400	91,114
Bangkok Expressway & Metro PCL depository receipt	1,046,200	166,243
		1,444,456
TOTAL INDUSTRIALS		1,594,346

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	274,000	1,834,557
Delta Electronics Thailand PCL depository receipt	719,800	4,819,396
		6,653,953
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	417,600	246,101
PTT Global Chemical PCL depository receipt	345,200	268,939
		515,040
Construction Materials - 0.0%
Siam Cement PCL/The	2,600	16,365
Siam Cement PCL/The depository receipt	60,500	380,809
		397,174
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	257,600	144,657
TOTAL MATERIALS		1,056,871

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	62,000	102,823
Central Pattana PCL depository receipt	221,200	366,847
Land & Houses PCL	97,000	11,672
Land & Houses PCL depository receipt	713,400	85,846
WHA Corp PCL	369,000	37,116
WHA Corp PCL depository receipt	1,152,900	115,966
		720,270
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	52,600	199,624
Energy Absolute PCL warrants 2/13/2028 (b)	42,100	1,038
Global Power Synergy PCL	44,294	56,717
Global Power Synergy PCL depository receipt	104,400	133,681
Gulf Development PCL	351,002	479,230
Gulf Development PCL depository receipt	1,222,338	1,668,882
		2,539,172
TOTAL THAILAND		30,345,045
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	253,660	601,367
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	211	41,029
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	146,307	345,293
Tofas Turk Otomobil Fabrikasi AS	26,859	168,771
		514,064
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)	52,247	133,230
Household Durables - 0.0%
Arcelik AS (b)	32,375	85,145
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	207,294	84,290
Dogus Otomotiv Servis ve Ticaret AS	18,962	81,297
		165,587
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	262,523	77,407
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	125,784	120,538
		197,945
TOTAL CONSUMER DISCRETIONARY		1,137,000

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	427,020	147,539
Coca-Cola Icecek AS	181,242	221,521
		369,060
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	96,825	1,240,992
Migros Ticaret AS	19,261	207,706
Sok Marketler Ticaret AS (b)	54,952	57,834
		1,506,532
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	44,566	114,557
TOTAL CONSUMER STAPLES		1,990,149

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	193,679	910,044
Financials - 0.0%
Banks - 0.0%
Akbank TAS	650,350	940,251
Haci Omer Sabanci Holding AS	287,537	557,584
Turkiye Is Bankasi AS Class C	1,771,441	532,856
Yapi ve Kredi Bankasi AS (b)	743,672	594,174
		2,624,865
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	112,780	117,891
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	1,245	72,502
Turkiye Sinai Kalkinma Bankasi AS (b)	399,570	122,473
		194,975
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	161,567	89,055
Turkiye Sigorta AS	420,544	123,501
		212,556
TOTAL FINANCIALS		3,150,287

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(d)(e)	13,811	110,346
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	259,026	1,254,047
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	244,431	86,778
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	356,329	658,363
Kontrolmatik Enerji Ve Muhendislik AS	53,624	40,166
Ral Yatirim Holding AS	26,758	126,110
Tekfen Holding AS (b)	31,554	63,177
		887,816
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	79,571	185,806
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	39,711	27,063
		212,869
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	6,218	30,414
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	274,573	167,536
Alarko Holding AS	32,206	61,802
Bera Holding AS (b)	110,530	48,255
KOC Holding AS	285,068	1,163,212
Turkiye Sise ve Cam Fabrikalari AS	260,597	227,915
		1,668,720
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	6,133	67,012
Turk Traktor ve Ziraat Makineleri AS	6,072	78,979
		145,991
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	50,613	252,740
Turk Hava Yollari AO	117,308	813,128
		1,065,868
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	42,154	265,630
TOTAL INDUSTRIALS		5,618,133

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	49,753	44,152
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	669,012	56,793
Petkim Petrokimya Holding AS (b)	273,656	111,730
Sasa Polyester Sanayi AS (b)	2,428,997	177,320
		345,843
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	754,056	78,716
Cimsa Cimento Sanayi VE Ticaret AS	76,599	86,555
Nuh Cimento Sanayi AS	11,412	66,212
Oyak Cimento Fabrikalari AS	206,298	104,292
		335,775
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	8,349	95,642
Eregli Demir ve Celik Fabrikalari TAS	735,607	480,679
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	171,003	111,497
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	40,749	87,692
Turk Altin Isletmeleri AS (b)	272,154	173,955
		949,465
TOTAL MATERIALS		1,631,083

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	192,393	105,863
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS	74,972	90,742
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	423,033	203,399
TOTAL REAL ESTATE		400,004

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (d)(e)	52,201	102,406
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	141,464	96,610
TOTAL UTILITIES		199,016

TOTAL TURKEY		15,791,581
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	751,936	3,971,619
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	2,194,276	266,447
Americana Restaurants International PLC - Foreign Co	606,874	345,327
		611,774
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	605,953	592,267
TOTAL CONSUMER DISCRETIONARY		1,204,041

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	563,853	856,614
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	297,615	465,106
TOTAL ENERGY		1,321,720

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	631,644	2,479,834
Abu Dhabi Islamic Bank PJSC	314,124	1,806,259
Dubai Islamic Bank PJSC	628,623	1,625,919
Emirates NBD Bank PJSC	531,003	4,062,452
First Abu Dhabi Bank PJSC	953,200	4,526,010
		14,500,474
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	539,740	412,929
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	655,353	651,258
Multiply Group PJSC (b)	827,572	671,440
		1,322,698
Passenger Airlines - 0.0%
Air Arabia PJSC	482,484	512,310
Transportation Infrastructure - 0.0%
Salik Co PJSC	396,737	645,935
TOTAL INDUSTRIALS		2,480,943

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	816,530	2,000,781
Emaar Development PJSC	177,405	719,676
Emaar Properties PJSC	1,334,740	5,160,242
		7,880,699
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	1,956,179	1,480,602
TOTAL UNITED ARAB EMIRATES		33,253,027
UNITED KINGDOM - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	1,223,737	2,986,160
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	187,409	1,922,646
Rightmove PLC	167,186	1,467,143
		3,389,789
Media - 0.1%
Informa PLC	279,559	3,554,310
WPP PLC	235,145	888,536
		4,442,846
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	4,368,424	5,288,306
TOTAL COMMUNICATION SERVICES		16,107,101

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	211,916	500,135
Next PLC	24,806	4,660,033
		5,160,168
Distributors - 0.0%
Inchcape PLC	78,180	784,666
Diversified Consumer Services - 0.0%
Pearson PLC	138,907	1,933,312
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	365,321	12,092,067
Entain PLC	137,744	1,433,882
InterContinental Hotels Group PLC	33,124	3,995,658
Whitbread PLC	37,572	1,429,911
		18,951,518
Household Durables - 0.1%
Barratt Redrow PLC	309,777	1,531,369
Bellway PLC	26,094	899,499
Berkeley Group Holdings PLC	20,979	1,111,357
Persimmon PLC	69,769	1,108,115
Taylor Wimpey PLC	772,523	1,067,636
		5,717,976
Leisure Products - 0.0%
Games Workshop Group PLC	7,145	1,495,251
Specialty Retail - 0.0%
Kingfisher PLC	377,628	1,531,502
TOTAL CONSUMER DISCRETIONARY		35,574,393

Consumer Staples - 1.4%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	45,177	4,013,073
Diageo PLC	479,215	11,022,786
		15,035,859
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	365,608	1,640,702
Marks & Spencer Group PLC	442,891	2,314,469
Tesco PLC	1,408,485	8,499,748
		12,454,919
Food Products - 0.0%
Associated British Foods PLC	61,653	1,858,802
Household Products - 0.2%
Reckitt Benckiser Group PLC	146,041	11,170,542
Personal Care Products - 0.4%
Unilever PLC	528,167	31,692,331
Tobacco - 0.4%
British American Tobacco PLC	429,563	22,000,305
Imperial Brands PLC	163,939	6,514,007
		28,514,312
TOTAL CONSUMER STAPLES		100,726,765

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	49,929	911,900
Financials - 2.2%
Banks - 1.5%
Barclays PLC	3,033,062	16,268,202
HSBC Holdings PLC	3,740,605	52,366,420
Lloyds Banking Group PLC	12,866,888	15,086,292
NatWest Group PLC	1,739,850	13,394,265
Standard Chartered PLC	408,013	8,375,385
		105,490,564
Capital Markets - 0.5%
3i Group PLC	209,609	12,130,203
Aberdeen Group PLC	401,180	1,069,871
ICG PLC	62,711	1,590,824
IG Group Holdings PLC	75,961	1,111,660
London Stock Exchange Group PLC	102,089	12,722,981
Schroders PLC	194,029	967,075
St James's Place PLC	114,913	1,958,722
		31,551,336
Financial Services - 0.0%
M&G PLC	487,393	1,685,878
Wise PLC Class A (b)	150,165	1,906,632
		3,592,510
Insurance - 0.2%
Admiral Group PLC	58,050	2,498,287
Aviva PLC	658,378	5,782,796
Beazley PLC	133,237	1,628,686
Hiscox Ltd	72,676	1,312,774
Legal & General Group PLC	1,231,171	3,846,152
Phoenix Group Holdings PLC	173,471	1,535,971
		16,604,666
TOTAL FINANCIALS		157,239,076

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (d)(e)	352,257	1,130,060
Smith & Nephew PLC	188,022	3,472,019
		4,602,079
Pharmaceuticals - 0.8%
Astrazeneca PLC	333,969	55,087,737
Hikma Pharmaceuticals PLC	33,231	802,826
		55,890,563
TOTAL HEALTH CARE		60,492,642

Industrials - 1.3%
Aerospace & Defense - 0.6%
BAE Systems PLC	648,122	15,965,505
Melrose Industries PLC	256,680	2,109,526
Rolls-Royce Holdings PLC	1,817,254	27,965,377
		46,040,408
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	511,153	2,852,976
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	586,000	3,886,045
DCC PLC	21,117	1,389,844
Metlen Energy & Metals PLC (Greece)	21,364	1,083,509
Smiths Group PLC	70,858	2,343,910
		8,703,308
Machinery - 0.1%
IMI PLC	53,280	1,671,455
Spirax Group PLC	15,907	1,482,644
Weir Group PLC/The	55,917	2,174,362
		5,328,461
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	498,820	2,738,497
Professional Services - 0.3%
Intertek Group PLC	33,675	2,240,698
RELX PLC	394,936	17,454,748
		19,695,446
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	91,494	6,098,728
Bunzl PLC	70,548	2,142,736
Diploma PLC	28,887	2,128,931
Howden Joinery Group PLC	117,864	1,337,026
RS GROUP PLC	103,048	753,357
		12,460,778
TOTAL INDUSTRIALS		97,819,874

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	82,033	3,821,409
Software - 0.0%
Sage Group PLC/The	207,191	3,128,787
TOTAL INFORMATION TECHNOLOGY		6,950,196

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	30,428	1,154,028
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	215,611	1,075,210
Land Securities Group PLC	161,294	1,316,908
		2,392,118
Industrial REITs - 0.1%
Segro PLC	290,890	2,665,061
Tritax Big Box REIT PLC	536,988	1,058,867
		3,723,928
Residential REITs - 0.0%
UNITE Group PLC/The	91,552	681,941
TOTAL REAL ESTATE		6,797,987

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	238,242	6,001,986
Multi-Utilities - 0.2%
Centrica PLC	1,036,898	2,442,376
National Grid PLC	1,068,481	16,020,924
		18,463,300
Water Utilities - 0.1%
Severn Trent PLC	57,048	2,084,191
United Utilities Group PLC	146,953	2,317,591
		4,401,782
TOTAL UTILITIES		28,867,068

TOTAL UNITED KINGDOM		512,641,030
UNITED STATES - 5.9%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	33,679	22,070,522
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	436,458	4,416,065
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	81,779	1,086,698
Nestle SA	554,911	53,020,892
		54,107,590
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	72,130	1,433,575
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	3,406,745	19,959,475
DHT Holdings Inc	27,667	367,418
Shell PLC	1,261,977	47,310,793
		67,637,686
TOTAL ENERGY		69,071,261

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	64,345	11,721,624
Health Care - 2.5%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (b)	202,563	4,843,442
CSL Ltd	104,289	12,153,457
Legend Biotech Corp ADR (b)	17,130	555,012
		17,551,911
Health Care Equipment & Supplies - 0.1%
Alcon AG	107,628	7,997,707
Inmode Ltd (b)(c)	12,452	183,916
		8,181,623
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	16,743	2,876,782
QIAGEN NV (Germany)	46,697	2,193,919
		5,070,701
Pharmaceuticals - 2.1%
GSK PLC	877,190	20,538,048
Haleon PLC	1,931,486	8,981,858
Novartis AG	409,438	50,672,731
Roche Holding AG	151,339	49,021,795
Roche Holding AG	6,194	2,091,990
Sanofi SA	232,464	23,516,720
		154,823,142
TOTAL HEALTH CARE		185,627,377

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	162,231	440,512
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	58,331	2,550,253
Waste Connections Inc	55,639	9,331,151
		11,881,404
Construction & Engineering - 0.1%
Ferrovial SE	104,127	6,385,170
Ferrovial SE rights (b)(g)	102,073	56,109
		6,441,279
Electrical Equipment - 0.5%
Schneider Electric SE	116,553	33,209,439
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	559	1,152,693
AP Moller - Maersk A/S Series B	952	1,957,244
		3,109,937
Professional Services - 0.1%
Experian PLC	197,802	9,226,514
TOTAL INDUSTRIALS		64,309,085

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	10,853	5,652,025
JFrog Ltd (b)	22,166	1,052,442
Monday.com Ltd (b)	8,893	1,825,199
		8,529,666
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	18,920	1,137,294
Holcim AG	108,660	9,660,008
James Hardie Industries PLC depository receipt (b)	124,688	2,627,800
Titan SA (Greece)	8,161	365,924
		13,791,026
TOTAL UNITED STATES		433,644,216
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	145,437	3,019,590
TOTAL COMMON STOCKS (Cost $5,466,453,505)		7,251,543,993

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	95,951	1,401,428
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	33,222	1,320,026
Volkswagen AG	44,383	4,621,903
		5,941,929
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	34,753	2,814,478
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	5,461	1,498,749
TOTAL GERMANY		10,255,156
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	4,976	755,490
Hyundai Motor Co Series 2	7,116	1,095,336
		1,850,826
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	186,341	11,003,723
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	1,437	198,268
TOTAL KOREA (SOUTH)		13,052,817
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	841,000	0
Transneft PJSC (b)(f)	16,800	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	109,390	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $24,287,297)		24,709,401

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (i) (Cost $3,753,844)	4.15	3,759,000	3,754,966

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.18	105,190,844	105,211,882
Fidelity Securities Lending Cash Central Fund (j)(k)	4.18	30,307,128	30,310,158
TOTAL MONEY MARKET FUNDS (Cost $135,521,851)			135,522,040

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,630,016,497)	7,415,530,400
NET OTHER ASSETS (LIABILITIES) - 0.4%	26,587,278
NET ASSETS - 100.0%	7,442,117,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	718	12/19/2025	100,774,890	716,710	716,710
ICE MSCI Emerging Markets Index Contracts (United States)	726	12/19/2025	51,095,880	1,421,136	1,421,136
TME S&P/TSX 60 Index Contracts (Canada)	52	12/18/2025	13,210,681	202,240	202,240

TOTAL FUTURES CONTRACTS					2,340,086
The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $138,617,913 or 1.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,033,808 or 1.9% of net assets.

(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,754,966.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,644,210	1,364,419,461	1,373,850,100	4,767,818	(1,689)	-	105,211,882	105,190,844	0.2%
Fidelity Securities Lending Cash Central Fund	11,954,524	157,298,986	138,943,352	160,090	-	-	30,310,158	30,307,128	0.1%
Total	126,598,734	1,521,718,447	1,512,793,452	4,927,908	(1,689)	-	135,522,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	440,223,693	154,122,629	286,101,064	-
Consumer Discretionary	766,750,263	370,037,160	396,713,103	-
Consumer Staples	419,707,076	208,233,362	211,473,714	-
Energy	315,651,086	194,931,001	120,720,085	-
Financials	1,742,710,236	1,120,303,203	622,407,033	-
Health Care	530,609,601	189,859,788	337,342,911	3,406,902
Industrials	1,117,361,323	677,743,047	438,380,056	1,238,220
Information Technology	1,087,759,193	597,338,370	490,420,823	-
Materials	459,622,902	286,627,428	172,995,474	-
Real Estate	142,807,836	136,158,357	6,649,479	-
Utilities	228,340,784	131,322,912	97,017,872	-

Non-Convertible Preferred Stocks
Consumer Discretionary	7,792,755	1,850,826	5,941,929	-
Consumer Staples	2,814,478	2,814,478	-	-
Energy	-	-	-	-
Financials	1,401,428	1,401,428	-	-
Health Care	1,498,749	1,498,749	-	-
Information Technology	11,003,723	11,003,723	-	-
Materials	198,268	198,268	-	-

U.S. Treasury Obligations	3,754,966	-	3,754,966	-

Money Market Funds	135,522,040	135,522,040	-	-
Total Investments in Securities:	7,415,530,400	4,220,966,769	3,189,918,509	4,645,122
Derivative Instruments:

Assets
Futures Contracts	2,340,086	2,340,086	-	-
Total Assets	2,340,086	2,340,086	-	-
Total Derivative Instruments:	2,340,086	2,340,086	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,340,086	-
Total Equity Risk	2,340,086	-
Total Value of Derivatives	2,340,086	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® International Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $28,656,109) - See accompanying schedule:
Unaffiliated issuers (cost $5,494,494,646)	$7,280,008,360
Fidelity Central Funds (cost $135,521,851)	135,522,040

Total Investment in Securities (cost $5,630,016,497)		$7,415,530,400
Segregated cash with brokers for derivative instruments		1,275,484
Foreign currency held at value (cost $21,824,416)		21,740,222
Receivable for fund shares sold		16,007,934
Dividends receivable		13,644,582
Reclaims receivable		15,742,702
Distributions receivable from Fidelity Central Funds		510,009
Other receivables		73,095
Total assets		7,484,524,428
Liabilities
Payable for investments purchased
Regular delivery	$98,233
Delayed delivery	56,109
Payable for fund shares redeemed	1,624,830
Payable for daily variation margin on futures contracts	327,886
Deferred taxes	9,925,249
Other payables and accrued expenses	64,188
Collateral on securities loaned	30,310,255
Total liabilities		42,406,750
Net Assets		$7,442,117,678
Net Assets consist of:
Paid in capital		$5,749,092,669
Total accumulated earnings (loss)		1,693,025,009
Net Assets		$7,442,117,678
Net Asset Value, offering price and redemption price per share ($7,442,117,678 ÷ 506,233,765 shares)		$14.70
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$167,727,675
Foreign Tax Reclaims		9,215,691
Interest		216,120
Income from Fidelity Central Funds (including $160,090 from security lending)		4,927,908
Income before foreign taxes withheld		$182,087,394
Less foreign taxes withheld		(20,475,210)
Total income		161,612,184
Expenses
Independent trustees' fees and expenses	$20,366
Total expenses		20,366
Net Investment income (loss)		161,591,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $162,571)	(38,178,695)
Fidelity Central Funds	(1,689)
Foreign currency transactions	(200,957)
Futures contracts	22,205,508
Total net realized gain (loss)		(16,175,833)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,479,771)	1,198,242,587
Assets and liabilities in foreign currencies	801,636
Futures contracts	5,437,898
Total change in net unrealized appreciation (depreciation)		1,204,482,121
Net gain (loss)		1,188,306,288
Net increase (decrease) in net assets resulting from operations		$1,349,898,106
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$161,591,818	$119,678,395
Net realized gain (loss)	(16,175,833)	(38,387,893)
Change in net unrealized appreciation (depreciation)	1,204,482,121	712,583,771
Net increase (decrease) in net assets resulting from operations	1,349,898,106	793,874,273
Distributions to shareholders	(129,942,722)	(109,268,182)

Share transactions
Proceeds from sales of shares	2,388,371,694	1,068,814,200
Reinvestment of distributions	114,268,279	95,152,226
Cost of shares redeemed	(804,390,641)	(603,219,321)

Net increase (decrease) in net assets resulting from share transactions	1,698,249,332	560,747,105
Total increase (decrease) in net assets	2,918,204,716	1,245,353,196

Net Assets
Beginning of period	4,523,912,962	3,278,559,766
End of period	$7,442,117,678	$4,523,912,962

Other Information
Shares
Sold	183,103,565	92,912,434
Issued in reinvestment of distributions	9,791,627	8,818,557
Redeemed	(63,795,734)	(52,643,838)
Net increase (decrease)	129,099,458	49,087,153

Financial Highlights
Fidelity ZERO® International Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.00	$9.99	$9.08	$12.40	$9.67
Income from Investment Operations
Net investment income (loss) A,B	.37	.34	.33	.33	.30
Net realized and unrealized gain (loss)	2.67	2.00	.85	(3.34)	2.62
Total from investment operations	3.04	2.34	1.18	(3.01)	2.92
Distributions from net investment income	(.34)	(.33)	(.27)	(.31)	(.19)
Total distributions	(.34)	(.33)	(.27)	(.31)	(.19)
Net asset value, end of period	$14.70	$12.00	$9.99	$9.08	$12.40
Total Return C	26.07%	23.79%	13.03%	(24.79)%	30.39%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	2.91%	2.92%	3.12%	3.11%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$7,442,118	$4,523,913	$3,278,560	$2,621,272	$3,139,096
Portfolio turnover rate G	3%	5%	6%	6%	8%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity ZERO® Large Cap Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	49,302	4,891,744
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	67,028	14,016,895
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	78,551	19,402,883
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	46,736	10,870,326
UNITED STATES - 99.6%
Communication Services - 10.0%
Diversified Telecommunication Services - 0.6%
AT&T Inc	1,901,210	47,054,948
Verizon Communications Inc	1,121,091	44,552,156
		91,607,104
Entertainment - 1.6%
Electronic Arts Inc	59,873	11,978,192
Liberty Media Corp-Liberty Formula One Class A (b)	6,663	606,200
Liberty Media Corp-Liberty Formula One Class C (b)	59,241	5,915,214
Liberty Media Corp-Liberty Live Class A (b)	5,388	472,743
Liberty Media Corp-Liberty Live Class C (b)	13,363	1,208,149
Live Nation Entertainment Inc (b)	41,966	6,275,176
Netflix Inc (b)	112,983	126,412,159
ROBLOX Corp Class A (b)	171,505	19,503,549
Take-Two Interactive Software Inc (b)	46,102	11,819,170
Walt Disney Co/The	478,039	53,836,752
Warner Bros Discovery Inc (b)	658,264	14,778,027
		252,805,331
Interactive Media & Services - 7.4%
Alphabet Inc Class A	1,546,685	434,912,356
Alphabet Inc Class C	1,241,664	349,925,748
Meta Platforms Inc Class A	576,708	373,908,632
Pinterest Inc Class A (b)	159,186	5,269,056
		1,164,015,792
Media - 0.3%
Charter Communications Inc Class A (b)	24,716	5,779,589
Comcast Corp Class A	979,152	27,254,697
Fox Corp Class A	57,216	3,699,015
Fox Corp Class B	37,969	2,217,769
Omnicom Group Inc	51,452	3,859,929
Trade Desk Inc (The) Class A (b)	118,591	5,962,755
		48,773,754
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	128,667	27,026,502
TOTAL COMMUNICATION SERVICES		1,584,228,483

Consumer Discretionary - 10.3%
Automobile Components - 0.0%
Aptiv PLC	57,856	4,692,121
Automobiles - 2.4%
Ford Motor Co	1,039,328	13,646,377
General Motors Co	253,141	17,489,512
Tesla Inc (b)	746,129	340,652,656
		371,788,545
Broadline Retail - 4.1%
Amazon.com Inc (b)	2,580,494	630,208,245
eBay Inc	121,516	9,880,466
		640,088,711
Distributors - 0.0%
Genuine Parts Co	36,949	4,703,977
LKQ Corp	68,352	2,184,530
Pool Corp	8,724	2,329,831
		9,218,338
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	114,078	14,435,430
Booking Holdings Inc	8,617	43,754,886
Carnival Corp (b)	288,753	8,324,749
Chipotle Mexican Grill Inc (b)	356,509	11,297,770
Darden Restaurants Inc	31,144	5,610,592
Domino's Pizza Inc	8,297	3,306,022
DoorDash Inc Class A (b)	98,422	25,035,604
DraftKings Inc Class A (b)	132,168	4,043,018
Expedia Group Inc Class A	31,441	6,917,020
Hilton Worldwide Holdings Inc	62,528	16,067,195
Las Vegas Sands Corp	82,080	4,871,448
Marriott International Inc/MD Class A1	59,901	15,609,003
McDonald's Corp	189,741	56,624,407
Royal Caribbean Cruises Ltd	67,166	19,265,224
Starbucks Corp	302,233	24,441,583
Yum! Brands Inc	73,795	10,199,207
		269,803,158
Household Durables - 0.3%
DR Horton Inc	73,718	10,989,879
Garmin Ltd	43,511	9,308,743
Lennar Corp Class A	60,631	7,504,299
Lennar Corp Class B (c)	2,324	274,348
NVR Inc (b)	763	5,501,856
PulteGroup Inc	52,495	6,292,576
		39,871,701
Specialty Retail - 1.7%
AutoZone Inc (b)	4,448	16,343,865
Best Buy Co Inc	52,316	4,297,236
Burlington Stores Inc (b)	16,582	4,536,669
CarMax Inc (b)	39,868	1,670,867
Carvana Co Class A (b)	36,714	11,254,310
Home Depot Inc/The	264,545	100,418,637
Lowe's Cos Inc	149,011	35,483,989
O'Reilly Automotive Inc (b)	225,589	21,304,625
Ross Stores Inc	86,952	13,818,412
TJX Cos Inc/The	296,619	41,568,187
Tractor Supply Co	140,962	7,627,454
Ulta Beauty Inc (b)	11,959	6,217,245
Williams-Sonoma Inc	32,723	6,359,388
		270,900,884
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	39,406	3,211,589
Lululemon Athletica Inc (b)	28,972	4,940,885
NIKE Inc Class B	315,878	20,402,560
		28,555,034
TOTAL CONSUMER DISCRETIONARY		1,634,918,492

Consumer Staples - 4.5%
Beverages - 1.0%
Coca-Cola Co/The	1,029,893	70,959,628
Constellation Brands Inc Class A	37,932	4,983,505
Keurig Dr Pepper Inc	361,211	9,810,491
Monster Beverage Corp (b)	189,502	12,664,419
PepsiCo Inc	364,030	53,181,143
		151,599,186
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	117,916	107,474,538
Dollar General Corp	58,560	5,777,530
Dollar Tree Inc (b)	51,557	5,110,330
Kroger Co/The	161,731	10,290,944
Sprouts Farmers Market Inc (b)	25,960	2,049,801
Sysco Corp	126,974	9,431,629
Target Corp	120,806	11,201,132
Walmart Inc	1,167,057	118,082,827
		269,418,731
Food Products - 0.4%
Archer-Daniels-Midland Co	127,794	7,735,371
Bunge Global SA	37,201	3,519,215
Conagra Brands Inc	127,261	2,187,617
General Mills Inc	142,245	6,630,039
Hershey Co/The	39,402	6,683,761
JM Smucker Co	28,340	2,934,607
Kellanova	71,538	5,941,946
Kraft Heinz Co/The	226,790	5,608,517
McCormick & Co Inc/MD	67,218	4,312,707
Mondelez International Inc	344,043	19,768,711
Tyson Foods Inc Class A	75,906	3,902,327
		69,224,818
Household Products - 0.8%
Church & Dwight Co Inc	64,833	5,685,206
Clorox Co/The	32,490	3,653,825
Colgate-Palmolive Co	214,893	16,557,506
Kimberly-Clark Corp	88,216	10,560,337
Procter & Gamble Co/The	622,810	93,651,940
		130,108,814
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	62,317	6,025,430
Kenvue Inc	510,483	7,335,641
		13,361,071
Tobacco - 0.5%
Altria Group Inc	446,659	25,182,634
Philip Morris International Inc	413,880	59,735,301
		84,917,935
TOTAL CONSUMER STAPLES		718,630,555

Energy - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	262,118	12,689,132
Halliburton Co	226,856	6,088,815
SLB Ltd	396,672	14,303,993
		33,081,940
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	58,430	12,387,160
Chevron Corp	511,724	80,709,109
ConocoPhillips	332,075	29,508,185
Coterra Energy Inc	202,797	4,798,177
Devon Energy Corp	168,934	5,488,666
Diamondback Energy Inc	50,052	7,166,946
EOG Resources Inc	145,163	15,364,052
EQT Corp	165,962	8,892,244
Expand Energy Corp	63,359	6,545,618
Exxon Mobil Corp	1,133,567	129,634,722
Kinder Morgan Inc	519,915	13,616,574
Marathon Petroleum Corp	80,830	15,754,575
Occidental Petroleum Corp	191,141	7,875,009
ONEOK Inc	167,441	11,218,547
Ovintiv Inc	68,277	2,561,070
Phillips 66	107,446	14,627,698
Targa Resources Corp	57,228	8,815,401
Texas Pacific Land Corp	5,131	4,840,483
Valero Energy Corp	82,594	14,004,639
Williams Cos Inc/The	324,692	18,789,926
		412,598,801
TOTAL ENERGY		445,680,741

Financials - 12.8%
Banks - 3.4%
Bank of America Corp	1,811,855	96,843,650
Citigroup Inc	489,460	49,548,036
Citizens Financial Group Inc	114,784	5,839,062
Fifth Third Bancorp	176,062	7,327,700
First Citizens BancShares Inc/NC Class A	2,786	5,083,948
Huntington Bancshares Inc/OH	390,056	6,022,465
JPMorgan Chase & Co	731,132	227,469,788
KeyCorp	248,079	4,363,709
M&T Bank Corp	41,566	7,642,740
PNC Financial Services Group Inc/The	104,671	19,107,691
Regions Financial Corp	237,453	5,746,363
Truist Financial Corp	342,755	15,297,156
US Bancorp	413,663	19,309,789
Wells Fargo & Co	851,746	74,076,350
		543,678,447
Capital Markets - 3.4%
Ameriprise Financial Inc	25,064	11,348,227
Ares Management Corp Class A	54,561	8,113,766
Bank of New York Mellon Corp/The	187,488	20,235,580
Blackrock Inc	38,290	41,460,795
Blackstone Inc	195,983	28,738,947
Cboe Global Markets Inc	27,825	6,834,933
Charles Schwab Corp/The	453,674	42,881,266
CME Group Inc Class A	95,816	25,438,190
Coinbase Global Inc Class A (b)	60,132	20,672,179
FactSet Research Systems Inc	10,043	2,679,472
Goldman Sachs Group Inc/The	80,491	63,537,182
Interactive Brokers Group Inc Class A	118,421	8,332,102
Intercontinental Exchange Inc	152,189	22,263,729
KKR & Co Inc Class A	182,401	21,583,510
LPL Financial Holdings Inc	21,282	8,029,911
Moody's Corp	41,019	19,701,426
Morgan Stanley	322,583	52,903,612
MSCI Inc	20,570	12,106,474
Nasdaq Inc	120,529	10,304,024
Northern Trust Corp	50,878	6,546,472
Raymond James Financial Inc	47,201	7,489,383
Robinhood Markets Inc Class A (b)	205,787	30,205,416
S&P Global Inc	83,088	40,481,304
State Street Corp	75,447	8,726,200
T Rowe Price Group Inc	58,463	5,994,211
Tradeweb Markets Inc Class A	30,935	3,260,240
		529,868,551
Consumer Finance - 0.6%
American Express Co	144,315	52,058,750
Capital One Financial Corp	170,023	37,403,360
Synchrony Financial	98,969	7,361,314
		96,823,424
Financial Services - 3.8%
Apollo Global Management Inc	122,344	15,208,583
Berkshire Hathaway Inc Class B (b)	487,580	232,838,953
Block Inc Class A (b)	146,123	11,096,581
Corpay Inc (b)	18,758	4,883,645
Fidelity National Information Services Inc	138,924	8,685,528
Fiserv Inc (b)	144,552	9,640,173
Global Payments Inc	64,447	5,011,399
Jack Henry & Associates Inc	19,343	2,880,946
Mastercard Inc Class A	219,494	121,158,493
PayPal Holdings Inc (b)	254,014	17,595,550
Visa Inc Class A	451,666	153,900,673
		582,900,524
Insurance - 1.6%
AFLAC Inc	127,960	13,716,032
Allstate Corp/The	70,052	13,416,359
American International Group Inc	147,295	11,630,413
Aon PLC	57,328	19,530,503
Arch Capital Group Ltd	98,851	8,531,830
Arthur J Gallagher & Co	68,159	17,004,989
Brown & Brown Inc	77,956	6,216,211
Chubb Ltd	98,582	27,301,299
Cincinnati Financial Corp	41,604	6,431,562
Everest Group Ltd	11,142	3,504,382
Fidelity National Financial Inc/US	67,851	3,748,089
Hartford Insurance Group Inc/The	74,770	9,284,939
Markel Group Inc (b)	3,366	6,646,268
Marsh & McLennan Cos Inc	130,711	23,286,165
MetLife Inc	148,518	11,854,707
Principal Financial Group Inc	53,959	4,534,714
Progressive Corp/The	155,863	32,107,779
Prudential Financial Inc	93,604	9,734,816
Travelers Companies Inc/The	59,851	16,077,176
W R Berkley Corp	79,735	5,688,295
Willis Towers Watson PLC	25,944	8,123,066
		258,369,594
TOTAL FINANCIALS		2,011,640,540

Health Care - 9.0%
Biotechnology - 1.7%
AbbVie Inc	469,713	102,416,224
Alnylam Pharmaceuticals Inc (b)	34,851	15,893,450
Amgen Inc	143,145	42,718,762
Biogen Inc (b)	39,014	6,018,690
BioMarin Pharmaceutical Inc (b)	51,009	2,732,552
Gilead Sciences Inc	329,914	39,520,398
Insmed Inc (b)	56,200	10,655,520
Natera Inc (b)	36,510	7,262,934
Regeneron Pharmaceuticals Inc	27,085	17,654,003
Vertex Pharmaceuticals Inc (b)	68,169	29,010,681
		273,883,214
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	462,764	57,206,887
Align Technology Inc (b)	17,908	2,469,155
Baxter International Inc	136,451	2,520,250
Becton Dickinson & Co	76,202	13,618,059
Boston Scientific Corp (b)	393,967	39,680,356
Cooper Cos Inc/The (b)	53,000	3,705,230
Dexcom Inc (b)	104,319	6,073,452
Edwards Lifesciences Corp (b)	156,087	12,869,373
GE HealthCare Technologies Inc	121,414	9,099,979
Hologic Inc (b)	59,196	4,375,176
IDEXX Laboratories Inc (b)	21,270	13,389,678
Insulet Corp (b)	18,731	5,862,990
Intuitive Surgical Inc (b)	95,314	50,924,365
Medtronic PLC	340,663	30,898,134
ResMed Inc	38,933	9,611,779
STERIS PLC	26,206	6,176,754
Stryker Corp	91,481	32,589,191
Zimmer Biomet Holdings Inc	52,722	5,301,724
		306,372,532
Health Care Providers & Services - 1.6%
Cardinal Health Inc	63,488	12,111,606
Cencora Inc	51,549	17,413,768
Centene Corp (b)	123,926	4,383,263
Cigna Group/The	70,971	17,346,022
CVS Health Corp	337,231	26,354,603
Elevance Health Inc	59,871	18,991,081
HCA Healthcare Inc	43,550	20,019,064
Humana Inc	31,984	8,897,629
Labcorp Holdings Inc	22,114	5,616,071
McKesson Corp	33,072	26,832,636
Molina Healthcare Inc (b)	14,398	2,203,757
Quest Diagnostics Inc	29,762	5,236,624
UnitedHealth Group Inc	240,810	82,251,064
		247,657,188
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	39,972	11,639,846
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	75,528	11,054,278
Avantor Inc (b)	181,101	2,140,613
Danaher Corp	169,446	36,495,279
Illumina Inc (b)	40,822	5,043,150
IQVIA Holdings Inc (b)	45,205	9,785,074
Mettler-Toledo International Inc (b)	5,479	7,759,853
Revvity Inc	30,835	2,885,848
Thermo Fisher Scientific Inc	100,403	56,967,658
Waters Corp (b)	15,841	5,538,014
West Pharmaceutical Services Inc	19,137	5,397,974
		143,067,741
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co	541,199	24,933,038
Eli Lilly & Co	211,390	182,399,975
Johnson & Johnson	640,357	120,944,227
Merck & Co Inc	664,141	57,102,843
Pfizer Inc	1,511,738	37,264,342
Royalty Pharma PLC Class A	101,053	3,793,530
Viatris Inc	309,708	3,208,575
Zoetis Inc Class A	117,831	16,978,269
		446,624,799
TOTAL HEALTH CARE		1,429,245,320

Industrials - 8.1%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	20,873	15,283,837
Boeing Co (b)	201,055	40,416,076
GE Aerospace	281,960	87,111,542
General Dynamics Corp	67,129	23,152,792
HEICO Corp	10,722	3,407,129
HEICO Corp Class A	20,524	5,084,411
Howmet Aerospace Inc	107,183	22,074,339
L3Harris Technologies Inc	49,744	14,380,990
Lockheed Martin Corp	54,628	26,870,421
Northrop Grumman Corp	35,786	20,879,342
RTX Corp	355,907	63,529,400
Textron Inc	47,338	3,825,384
TransDigm Group Inc	14,983	19,605,405
		345,621,068
Air Freight & Logistics - 0.2%
Expeditors International of Washington Inc	36,125	4,403,637
FedEx Corp	57,696	14,644,399
United Parcel Service Inc Class B	195,698	18,869,201
		37,917,237
Building Products - 0.5%
Builders FirstSource Inc (b)	29,367	3,411,563
Carlisle Cos Inc	11,330	3,682,817
Carrier Global Corp	212,695	12,653,226
Johnson Controls International plc	173,991	19,902,830
Lennox International Inc	8,508	4,296,540
Masco Corp	55,618	3,601,822
Trane Technologies PLC	59,164	26,543,929
		74,092,727
Commercial Services & Supplies - 0.4%
Cintas Corp	91,071	16,690,582
Copart Inc (b)	236,542	10,173,671
Republic Services Inc	53,956	11,235,797
Veralto Corp	66,020	6,514,854
Waste Management Inc	98,539	19,685,137
		64,300,041
Construction & Engineering - 0.1%
Quanta Services Inc	39,618	17,793,631
Electrical Equipment - 1.0%
AMETEK Inc	61,407	12,410,969
Eaton Corp PLC	103,513	39,496,420
Emerson Electric Co	149,645	20,885,953
GE Vernova Inc	72,382	42,353,603
Hubbell Inc	14,137	6,644,390
Rockwell Automation Inc	29,894	11,011,754
Vertiv Holdings Co Class A	101,535	19,582,040
		152,385,129
Ground Transportation - 0.8%
CSX Corp	495,664	17,853,817
JB Hunt Transport Services Inc	20,315	3,430,391
Norfolk Southern Corp	59,648	16,903,050
Old Dominion Freight Line Inc	49,203	6,909,085
Uber Technologies Inc (b)	554,490	53,508,286
Union Pacific Corp	157,682	34,748,382
		133,353,011
Industrial Conglomerates - 0.4%
3M Co	141,616	23,579,064
Honeywell International Inc	168,812	33,986,920
		57,565,984
Machinery - 1.5%
Caterpillar Inc	124,564	71,905,816
Cummins Inc	36,633	16,033,531
Deere & Co	66,969	30,914,899
Dover Corp	36,484	6,620,387
Fortive Corp	90,036	4,532,412
IDEX Corp	19,999	3,429,029
Illinois Tool Works Inc	70,530	17,203,678
Ingersoll Rand Inc	96,204	7,343,251
Otis Worldwide Corp	104,363	9,680,712
PACCAR Inc	139,616	13,738,214
Parker-Hannifin Corp	33,973	26,255,354
Snap-on Inc	13,862	4,651,394
Stanley Black & Decker Inc	41,121	2,784,714
Westinghouse Air Brake Technologies Corp	45,460	9,293,842
Xylem Inc/NY	64,724	9,763,615
		234,150,848
Passenger Airlines - 0.1%
Delta Air Lines 1991 Series J Pass Through Trust	172,488	9,897,362
Southwest Airlines Co	139,779	4,235,304
United Airlines Holdings Inc (b)	86,109	8,097,690
		22,230,356
Professional Services - 0.5%
Amentum Holdings Inc (b)(c)	40,624	910,384
Automatic Data Processing Inc	107,696	28,033,269
Booz Allen Hamilton Holding Corp Class A	32,740	2,853,618
Broadridge Financial Solutions Inc	31,159	6,867,444
Equifax Inc	32,932	6,951,945
Jacobs Solutions Inc	31,758	4,948,214
Leidos Holdings Inc	34,133	6,501,313
Paychex Inc	86,211	10,089,273
SS&C Technologies Holdings Inc	55,814	4,739,725
TransUnion	51,852	4,209,345
Verisk Analytics Inc	37,160	8,129,122
		84,233,652
Trading Companies & Distributors - 0.4%
Fastenal Co	305,132	12,556,182
Ferguson Enterprises Inc	52,427	13,028,110
United Rentals Inc	17,107	14,903,276
Watsco Inc	9,274	3,412,924
WW Grainger Inc	11,700	11,454,300
		55,354,792
TOTAL INDUSTRIALS		1,278,998,476

Information Technology - 36.2%
Communications Equipment - 0.9%
Arista Networks Inc	274,030	43,211,791
Cisco Systems Inc	1,052,904	76,977,811
F5 Inc (b)	15,293	3,869,894
Motorola Solutions Inc	44,296	18,015,626
		142,075,122
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	324,622	45,232,830
CDW Corp/DE	34,879	5,558,666
Corning Inc	207,247	18,461,563
Jabil Inc	28,553	6,307,072
Keysight Technologies Inc (b)	45,775	8,374,994
Ralliant Corp	29,948	1,315,316
Teledyne Technologies Inc (b)	12,474	6,571,553
Trimble Inc (b)	63,227	5,042,353
Zebra Technologies Corp Class A (b)	13,504	3,635,952
		100,500,299
IT Services - 1.3%
Accenture PLC Class A	165,617	41,420,812
Akamai Technologies Inc (b)	38,087	2,860,334
Cloudflare Inc Class A (b)	83,190	21,072,027
Cognizant Technology Solutions Corp Class A	129,872	9,465,071
Gartner Inc (b)	20,121	4,996,849
GoDaddy Inc Class A (b)	36,791	4,897,986
IBM Corporation	247,686	76,141,153
MongoDB Inc Class A (b)	21,735	7,820,688
Okta Inc Class A (b)	44,402	4,064,115
Snowflake Inc (b)	88,717	24,386,529
Twilio Inc Class A (b)	40,758	5,497,439
VeriSign Inc	22,373	5,365,045
		207,988,048
Semiconductors & Semiconductor Equipment - 14.9%
Advanced Micro Devices Inc (b)	431,498	110,515,268
Analog Devices Inc	131,941	30,891,346
Applied Materials Inc	213,371	49,736,780
Broadcom Inc	1,250,610	462,262,974
Entegris Inc (c)	40,294	3,689,722
First Solar Inc (b)	28,532	7,616,332
Intel Corp (b)	1,163,796	46,540,202
KLA Corp	35,086	42,409,852
Lam Research Corp	336,507	52,986,392
Marvell Technology Inc	229,245	21,489,426
Microchip Technology Inc	143,519	8,958,456
Micron Technology Inc	297,562	66,585,449
Monolithic Power Systems Inc	12,733	12,796,665
NVIDIA Corp	6,487,745	1,313,703,486
ON Semiconductor Corp (b)	108,835	5,450,457
QUALCOMM Inc	286,764	51,875,608
Teradyne Inc	42,313	7,690,811
Texas Instruments Inc	241,727	39,029,241
		2,334,228,467
Software - 11.3%
Adobe Inc (b)	112,790	38,383,565
AppLovin Corp Class A (b)	71,982	45,876,288
Atlassian Corp Class A (b)	43,957	7,447,195
Autodesk Inc (b)	56,897	17,145,342
Cadence Design Systems Inc (b)	72,451	24,538,429
Crowdstrike Holdings Inc Class A (b)	66,272	35,986,359
Datadog Inc Class A (b)	85,952	13,993,845
Docusign Inc (b)	53,676	3,925,863
Fair Isaac Corp (b)	6,382	10,591,120
Fortinet Inc (b)	173,175	14,967,515
Gen Digital Inc	148,869	3,924,186
HubSpot Inc (b)	14,018	6,895,735
Intuit Inc	74,169	49,511,516
Microsoft Corp	1,976,416	1,023,407,969
Oracle Corp	440,638	115,715,945
Palantir Technologies Inc Class A (b)	604,705	121,225,211
Palo Alto Networks Inc (b)	177,595	39,113,523
PTC Inc (b)	31,872	6,327,867
Roper Technologies Inc	28,612	12,765,244
Salesforce Inc	254,191	66,193,878
Servicenow Inc (b)	55,305	50,840,780
Strategy Inc Class A (b)	70,172	18,912,056
Synopsys Inc (b)	49,201	22,328,398
Tyler Technologies Inc (b)	11,513	5,483,181
Workday Inc Class A (b)	57,429	13,778,366
Zoom Communications Inc Class A (b)	69,259	6,041,463
Zscaler Inc (b)	26,500	8,775,210
		1,784,096,049
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	3,945,923	1,066,859,202
Dell Technologies Inc Class C	80,606	13,058,978
Hewlett Packard Enterprise Co	348,984	8,522,189
HP Inc	249,870	6,913,903
NetApp Inc	53,240	6,270,607
Seagate Technology Holdings PLC	56,544	14,468,479
Super Micro Computer Inc (b)	133,371	6,929,957
Western Digital Corp	92,233	13,854,319
		1,136,877,634
TOTAL INFORMATION TECHNOLOGY		5,705,765,619

Materials - 1.8%
Chemicals - 1.0%
Air Products and Chemicals Inc	59,178	14,355,991
CF Industries Holdings Inc	43,027	3,583,719
Corteva Inc	180,566	11,093,975
Dow Inc	188,616	4,498,492
DuPont de Nemours Inc	111,352	9,091,891
Eastman Chemical Co	30,508	1,815,835
Ecolab Inc	67,873	17,402,637
International Flavors & Fragrances Inc	68,082	4,287,124
Linde PLC	124,685	52,155,736
LyondellBasell Industries NV Class A1	68,360	3,173,271
PPG Industries Inc	60,058	5,870,670
Sherwin-Williams Co/The	61,657	21,267,966
Solstice Advanced Materials Inc	42,184	1,901,232
		150,498,539
Construction Materials - 0.3%
Amrize Ltd (United States) (c)	136,828	7,093,163
CRH PLC	178,661	21,278,525
Martin Marietta Materials Inc	16,036	9,831,672
Vulcan Materials Co	35,131	10,170,425
		48,373,785
Containers & Packaging - 0.1%
Amcor PLC	612,512	4,838,845
Avery Dennison Corp	20,713	3,622,497
Ball Corp	72,287	3,397,489
International Paper Co	140,508	5,429,229
Packaging Corp of America	23,748	4,648,908
Smurfit WestRock PLC	138,694	5,120,582
		27,057,550
Metals & Mining - 0.4%
Freeport-McMoRan Inc	381,737	15,918,433
Newmont Corp	292,056	23,647,774
Nucor Corp	61,041	9,159,202
Reliance Inc	13,969	3,945,265
Steel Dynamics Inc	36,821	5,773,533
		58,444,207
TOTAL MATERIALS		284,374,081

Real Estate - 1.8%
Diversified REITs - 0.0%
WP Carey Inc	58,171	3,839,286
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	41,354	2,407,630
Healthpeak Properties Inc	184,616	3,313,857
Ventas Inc	120,860	8,918,259
Welltower Inc	177,829	32,194,163
		46,833,909
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	169,867	2,721,269
Industrial REITs - 0.2%
Prologis Inc	246,761	30,620,572
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	77,923	11,877,803
CoStar Group Inc (b)	112,682	7,753,648
		19,631,451
Residential REITs - 0.2%
AvalonBay Communities Inc	37,835	6,580,263
Equity Residential	92,321	5,487,560
Essex Property Trust Inc	17,141	4,315,590
Invitation Homes Inc	150,113	4,225,681
Mid-America Apartment Communities Inc	31,094	3,987,184
Sun Communities Inc	31,253	3,956,630
UDR Inc	80,107	2,698,804
		31,251,712
Retail REITs - 0.2%
Realty Income Corp	243,110	14,095,517
Simon Property Group Inc	86,814	15,258,429
		29,353,946
Specialized REITs - 0.8%
American Tower Corp	124,507	22,284,264
Crown Castle Inc	115,790	10,446,574
Digital Realty Trust Inc	85,238	14,525,408
Equinix Inc	26,021	22,014,027
Extra Space Storage Inc	56,458	7,539,401
Gaming and Leisure Properties Inc	75,186	3,357,807
Iron Mountain Inc	78,555	8,087,237
Public Storage Operating Co	41,983	11,694,784
SBA Communications Corp Class A	28,576	5,471,732
VICI Properties Inc	283,615	8,505,614
Weyerhaeuser Co	191,991	4,415,793
		118,342,641
TOTAL REAL ESTATE		282,594,786

Utilities - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp	68,295	4,563,472
American Electric Power Co Inc	142,171	17,097,484
Constellation Energy Corp	83,064	31,315,128
Duke Energy Corp	206,730	25,696,539
Edison International	102,407	5,671,300
Entergy Corp	118,684	11,404,346
Evergy Inc	61,163	4,697,930
Eversource Energy	98,717	7,286,302
Exelon Corp	268,494	12,382,943
FirstEnergy Corp	138,250	6,335,998
NextEra Energy Inc	547,538	44,569,593
NRG Energy Inc	51,441	8,840,650
PG&E Corp	584,457	9,327,934
PPL Corp	196,704	7,183,630
Southern Co/The	292,453	27,502,280
Xcel Energy Inc	157,225	12,761,953
		236,637,482
Gas Utilities - 0.0%
Atmos Energy Corp	42,698	7,332,101
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	84,683	15,945,809
Multi-Utilities - 0.6%
Ameren Corp	71,925	7,337,789
CenterPoint Energy Inc	173,679	6,641,485
CMS Energy Corp	79,650	5,858,257
Consolidated Edison Inc	95,905	9,342,106
Dominion Energy Inc	226,873	13,315,176
DTE Energy Co	55,214	7,483,706
NiSource Inc	125,079	5,267,076
Public Service Enterprise Group Inc	132,699	10,690,231
Sempra	173,457	15,947,637
WEC Energy Group Inc	85,587	9,562,636
		91,446,099
Water Utilities - 0.0%
American Water Works Co Inc	51,904	6,666,030
TOTAL UTILITIES		358,027,521

TOTAL UNITED STATES		15,734,104,614
TOTAL COMMON STOCKS (Cost $9,701,806,844)		15,783,286,462

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $2,059,171)	4.15	2,062,000	2,059,787

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	8,182,713	8,184,349
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	5,662,434	5,663,000
TOTAL MONEY MARKET FUNDS (Cost $13,847,349)			13,847,349

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,717,713,364)	15,799,193,598
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,766,438)
NET ASSETS - 100.0%	15,796,427,160

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	35	12/19/2025	12,029,500	486,305	486,305

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $811,129.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,676,186	1,152,431,791	1,176,923,982	1,212,285	354	-	8,184,349	8,182,713	0.0%
Fidelity Securities Lending Cash Central Fund	25,661,525	481,496,165	501,494,690	20,106	-	-	5,663,000	5,662,434	0.0%
Total	58,337,711	1,633,927,956	1,678,418,672	1,232,391	354	-	13,847,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,584,228,483	1,584,228,483	-	-
Consumer Discretionary	1,645,788,818	1,645,788,818	-	-
Consumer Staples	718,630,555	718,630,555	-	-
Energy	445,680,741	445,680,741	-	-
Financials	2,011,640,540	2,011,640,540	-	-
Health Care	1,429,245,320	1,429,245,320	-	-
Industrials	1,283,890,220	1,283,890,220	-	-
Information Technology	5,739,185,397	5,739,185,397	-	-
Materials	284,374,081	284,374,081	-	-
Real Estate	282,594,786	282,594,786	-	-
Utilities	358,027,521	358,027,521	-	-

U.S. Treasury Obligations	2,059,787	-	2,059,787	-

Money Market Funds	13,847,349	13,847,349	-	-
Total Investments in Securities:	15,799,193,598	15,797,133,811	2,059,787	-
Derivative Instruments:

Assets
Futures Contracts	486,305	486,305	-	-
Total Assets	486,305	486,305	-	-
Total Derivative Instruments:	486,305	486,305	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	486,305	-
Total Equity Risk	486,305	-
Total Value of Derivatives	486,305	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Large Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $5,542,772) - See accompanying schedule:
Unaffiliated issuers (cost $9,703,866,015)	$15,785,346,249
Fidelity Central Funds (cost $13,847,349)	13,847,349

Total Investment in Securities (cost $9,717,713,364)		$15,799,193,598
Cash		53,604
Receivable for fund shares sold		20,728,955
Dividends receivable		7,000,460
Distributions receivable from Fidelity Central Funds		112,225
Receivable for daily variation margin on futures contracts		17,780
Total assets		15,827,106,622
Liabilities
Payable for investments purchased	$15,098,700
Payable for fund shares redeemed	9,917,762
Collateral on securities loaned	5,663,000
Total liabilities		30,679,462
Net Assets		$15,796,427,160
Net Assets consist of:
Paid in capital		$9,789,472,898
Total accumulated earnings (loss)		6,006,954,262
Net Assets		$15,796,427,160
Net Asset Value, offering price and redemption price per share ($15,796,427,160 ÷ 641,438,851 shares)		$24.63
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$161,524,217
Interest		103,539
Income from Fidelity Central Funds (including $20,106 from security lending)		1,232,391
Total income		162,860,147
Expenses
Independent trustees' fees and expenses	$49,291
Total expenses before reductions	49,291
Expense reductions	(4,494)
Total expenses after reductions		44,797
Net Investment income (loss)		162,815,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(72,332,973)
Fidelity Central Funds	354
Futures contracts	5,313,735
Total net realized gain (loss)		(67,018,884)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,605,941,560
Futures contracts	572,460
Total change in net unrealized appreciation (depreciation)		2,606,514,020
Net gain (loss)		2,539,495,136
Net increase (decrease) in net assets resulting from operations		$2,702,310,486
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$162,815,350	$127,440,088
Net realized gain (loss)	(67,018,884)	(22,911,761)
Change in net unrealized appreciation (depreciation)	2,606,514,020	2,593,614,733
Net increase (decrease) in net assets resulting from operations	2,702,310,486	2,698,143,060
Distributions to shareholders	(128,711,220)	(99,928,756)

Share transactions
Proceeds from sales of shares	4,305,243,583	3,323,184,972
Reinvestment of distributions	114,704,107	87,829,389
Cost of shares redeemed	(2,385,494,341)	(1,253,994,181)

Net increase (decrease) in net assets resulting from share transactions	2,034,453,349	2,157,020,180
Total increase (decrease) in net assets	4,608,052,615	4,755,234,484

Net Assets
Beginning of period	11,188,374,545	6,433,140,061
End of period	$15,796,427,160	$11,188,374,545

Other Information
Shares
Sold	198,462,321	179,718,697
Issued in reinvestment of distributions	5,325,167	5,267,475
Redeemed	(110,813,562)	(67,672,907)
Net increase (decrease)	92,973,926	117,313,265

Financial Highlights
Fidelity ZERO® Large Cap Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.40	$14.92	$13.70	$16.55	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.27	.26	.24	.22	.20
Net realized and unrealized gain (loss)	4.19	5.45	1.19	(2.91)	4.78
Total from investment operations	4.46	5.71	1.43	(2.69)	4.98
Distributions from net investment income	(.23)	(.23)	(.21)	(.16)	(.16)
Total distributions	(.23)	(.23)	(.21)	(.16)	(.16)
Net asset value, end of period	$24.63	$20.40	$14.92	$13.70	$16.55
Total Return C	22.01%	38.58%	10.57%	(16.39)%	42.81%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	1.24%	1.39%	1.61%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$15,796,427	$11,188,375	$6,433,140	$5,306,274	$5,103,057
Portfolio turnover rate G	3%	3%	2%	3%	5% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity ZERO® Total Market Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	48,599	1,130,899
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	67,899	746,889
Liberty Global Ltd Class C (b)	75,610	843,052

TOTAL BELGIUM		1,589,941
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	26,232	252,352
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	22,583	5,738,114
TOTAL BERMUDA		5,990,466
CANADA - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	46,333	241,858
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	12,024	733,464
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	88,993	8,829,886
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)	162,719	6,030,366
Hut 8 Corp (United States) (b)(c)	44,948	2,277,066
		8,307,432
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	22,353	409,730
TOTAL CANADA		18,522,370
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	95,488	513,725
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	26,309	139,438
Paper & Forest Products - 0.0%
Mercer International Inc	20,977	44,051
TOTAL GERMANY		183,489
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	222,012	348,559
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	17,919	225,600
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	21,232	228,244
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	7,391	511,531
TOTAL IRELAND		965,375
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	76,704	1,008,658
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	59,303	1,774,346
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	18,110	1,117,387
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	29,016	1,964,093
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	121,185	25,342,207
TOTAL NETHERLANDS		27,306,300
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	7,882	105,146
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	29,857	232,885
Liberty Latin America Ltd Class C (b)	47,573	376,302
		609,187
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	77,010	1,500,925
Ofg Bancorp	21,402	827,401
Popular Inc	32,527	3,625,785
		5,954,111
Financial Services - 0.0%
EVERTEC Inc	31,034	883,538
TOTAL FINANCIALS		6,837,649

TOTAL PUERTO RICO		7,446,836
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	24,893	993,977
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	34,226	3,997,597
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	49,975	909,545
TOTAL SWEDEN		4,907,142
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	65,821	1,115,007
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	43,529	2,785,421
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	142,002	35,075,914
TOTAL SWITZERLAND		38,976,342
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	8,879	209,455
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	17,191	7,573,839
TOTAL THAILAND		7,783,294
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	84,474	19,647,808
Soho House & Co Inc Class A (b)	16,027	142,640
		19,790,448
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	197,470	8,165,385
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	12,403	151,317
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	203,844	13,861,392
TOTAL UNITED KINGDOM		41,968,542
UNITED STATES - 99.4%
Communication Services - 9.4%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	8,715	176,217
AST SpaceMobile Inc Class A (b)(c)	112,304	9,012,396
AT&T Inc	3,434,938	85,014,716
Atn International Inc	5,224	75,905
Bandwidth Inc Class A (b)	13,934	225,034
Cogent Communications Holdings Inc	22,909	944,996
Frontier Communications Parent Inc (b)	119,627	4,517,116
GCI Liberty Inc/DEL Class A (b)(d)	19,818	0
Globalstar Inc (b)	24,137	1,313,294
IDT Corp Class B	9,971	505,131
Iridium Communications Inc	52,059	996,930
Lumen Technologies Inc (b)	451,975	4,646,303
Shenandoah Telecommunications Co	22,304	274,785
Uniti Group Inc (b)	86,235	496,714
Verizon Communications Inc	2,025,633	80,498,655
		188,698,192
Entertainment - 1.5%
AMC Entertainment Holdings Inc Class A (b)	247,497	641,017
Atlanta Braves Holdings Inc Class A (b)	7,317	315,655
Atlanta Braves Holdings Inc Class C (b)	19,441	791,638
Cinemark Holdings Inc	48,950	1,322,140
Electronic Arts Inc	108,196	21,645,692
Eventbrite Inc Class A (b)	39,415	91,049
Liberty Media Corp-Liberty Formula One Class A (b)	17,317	1,575,500
Liberty Media Corp-Liberty Formula One Class C (b)	102,256	10,210,262
Liberty Media Corp-Liberty Live Class A (b)	7,227	634,097
Liberty Media Corp-Liberty Live Class C (b)	26,363	2,383,479
Live Nation Entertainment Inc (b)	75,761	11,328,542
Madison Square Garden Entertainment Corp Class A (b)	19,555	863,549
Madison Square Garden Sports Corp Class A (b)	8,550	1,833,035
Marcus Corp/The	11,212	161,453
Netflix Inc (b)	204,119	228,380,584
ROBLOX Corp Class A (b)	309,938	35,246,149
Roku Inc Class A (b)	62,428	6,625,484
Sphere Entertainment Co Class A (b)(c)	13,002	890,377
Starz Entertainment Corp	6,458	67,873
Take-Two Interactive Software Inc (b)	83,354	21,369,465
TKO Group Holdings Inc Class A	33,203	6,255,445
Vivid Seats Inc Class A (b)(c)	2,558	31,744
Walt Disney Co/The	863,509	97,248,384
Warner Bros Discovery Inc (b)	1,189,541	26,705,195
Warner Music Group Corp Class A	70,377	2,249,249
		478,867,057
Interactive Media & Services - 6.7%
Alphabet Inc Class A	2,794,551	785,799,796
Alphabet Inc Class C	2,243,000	632,122,260
Angi Inc Class A (b)	17,705	234,945
Bumble Inc Class A (b)	36,733	203,868
Cargurus Inc Class A (b)	41,430	1,455,022
Cars.com Inc (b)	27,086	290,904
EverQuote Inc Class A (b)	12,988	279,762
fuboTV Inc Class A (b)(c)	165,378	625,129
IAC Inc Class A (b)	32,433	1,044,991
Match Group Inc	115,957	3,750,049
MediaAlpha Inc Class A (b)	15,373	196,005
Meta Platforms Inc Class A	1,041,894	675,511,975
Nextdoor Holdings Inc Class A (b)	110,948	216,349
Pinterest Inc Class A (b)	287,439	9,514,231
QuinStreet Inc (b)	26,796	396,313
Reddit Inc Class A (b)	59,506	12,433,779
Rumble Inc Class A (b)(c)	54,133	371,352
Shutterstock Inc	11,323	283,415
Snap Inc Class A (b)	532,225	4,151,355
TripAdvisor Inc Class A	56,716	910,859
Trump Media & Technology Group Corp (b)(c)	76,876	1,178,125
Vimeo Inc Class A (b)	75,080	585,624
Yelp Inc Class A (b)	28,629	944,184
Ziff Davis Inc (b)	20,322	688,916
ZipRecruiter Inc Class A (b)	33,020	153,542
ZoomInfo Technologies Inc (b)	134,285	1,506,678
		2,134,849,428
Media - 0.4%
Altice USA Inc Class A (b)	128,413	286,361
AMC Networks Inc Class A (b)	16,073	121,833
Boston Omaha Corp (b)	10,031	127,594
Cable One Inc	2,246	333,643
Cardlytics Inc (b)(c)	27,986	54,293
Charter Communications Inc Class A (b)	44,643	10,439,319
Clear Channel Outdoor Holdings Inc (b)	149,716	270,986
Comcast Corp Class A	1,769,027	49,240,867
DoubleVerify Holdings Inc (b)	63,574	723,472
EchoStar Corp Class A (b)(c)	64,511	4,829,939
EW Scripps Co/The Class A (b)	29,541	71,785
Fox Corp Class A	107,066	6,921,817
Fox Corp Class B	64,099	3,744,022
Gannett Co Inc (b)	56,592	299,938
Gray Media Inc	39,249	179,368
Ibotta Inc Class A (b)(c)	6,968	224,788
iHeartMedia Inc Class A (b)	59,401	176,421
Integral Ad Science Holding Corp (b)	36,999	377,760
Interpublic Group of Cos Inc/The	176,778	4,536,123
John Wiley & Sons Inc Class A	20,031	738,543
Liberty Broadband Corp Class A (b)	7,074	378,388
Liberty Broadband Corp Class C (b)	57,098	3,073,015
Magnite Inc (b)	68,191	1,219,255
National CineMedia Inc	43,617	192,787
New York Times Co/The Class A	77,706	4,428,465
News Corp Class A	179,454	4,755,531
News Corp Class B	60,257	1,836,031
Nexstar Media Group Inc	13,644	2,670,540
Omnicom Group Inc	92,992	6,976,260
Paramount Skydance Corp Class B (c)	147,587	2,271,364
PubMatic Inc Class A (b)	20,132	168,304
Scholastic Corp	11,372	326,035
Sinclair Inc Class A	19,938	272,353
Sirius XM Holdings Inc (c)	90,426	1,961,340
Stagwell Inc Class A (b)	54,411	258,452
TechTarget Inc (c)	13,980	76,750
TEGNA Inc	78,208	1,538,351
Thryv Holdings Inc (b)	20,219	155,888
Trade Desk Inc (The) Class A (b)	214,178	10,768,870
WideOpenWest Inc (b)	26,324	135,042
		127,161,893
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	6,711	329,644
Gogo Inc (b)(c)	35,860	326,326
NII Holdings Inc (b)(c)(d)	11,652	0
Spok Holdings Inc	9,568	136,727
T-Mobile US Inc	232,471	48,830,534
Telephone and Data Systems Inc	47,733	1,852,995
		51,476,226
TOTAL COMMUNICATION SERVICES		2,981,052,796

Consumer Discretionary - 10.4%
Automobile Components - 0.1%
Adient PLC (b)	39,279	910,880
American Axle & Manufacturing Holdings Inc (b)	59,143	366,687
Aptiv PLC	104,928	8,509,661
BorgWarner Inc	103,480	4,445,501
Cooper-Standard Holdings Inc (b)	8,092	244,540
Dana Inc	62,376	1,266,233
Dorman Products Inc (b)	13,223	1,773,601
Fox Factory Holding Corp (b)	19,269	426,038
Gentex Corp	105,132	2,465,345
Gentherm Inc (b)	14,329	527,307
Goodyear Tire & Rubber Co/The (b)	134,858	929,172
LCI Industries	11,853	1,226,667
Lear Corp	25,468	2,665,226
Luminar Technologies Inc Class A (b)(c)	32,043	37,169
Modine Manufacturing Co (b)	25,109	3,846,950
Patrick Industries Inc	16,018	1,671,799
Phinia Inc	18,917	981,981
QuantumScape Corp Class A (b)(c)	207,672	3,829,472
Solid Power Inc (b)	80,923	508,196
Standard Motor Products Inc	9,839	365,322
Stoneridge Inc (b)	13,821	94,121
Visteon Corp	13,268	1,421,799
XPEL Inc (b)(e)	12,262	418,134
		38,931,801
Automobiles - 2.1%
Ford Motor Co	1,879,088	24,672,425
General Motors Co	457,470	31,606,602
Harley-Davidson Inc	58,286	1,572,556
Lucid Group Inc (b)(c)	61,935	1,099,346
Rivian Automotive Inc Class A (b)(c)	382,125	5,185,436
Tesla Inc (b)	1,348,005	615,445,164
Thor Industries Inc	25,569	2,668,125
Winnebago Industries Inc	13,083	493,360
		682,743,014
Broadline Retail - 3.7%
Amazon.com Inc (b)	4,661,994	1,138,552,175
Dillard's Inc Class A	1,478	886,918
eBay Inc	219,656	17,860,229
Etsy Inc (b)	47,379	2,937,498
Groupon Inc (b)	13,794	277,673
Kohl's Corp	53,615	872,316
Macy's Inc	130,012	2,533,934
Ollie's Bargain Outlet Holdings Inc (b)	29,503	3,564,257
Savers Value Village Inc (b)(c)	18,155	167,208
		1,167,652,208
Distributors - 0.1%
A-Mark Precious Metals Inc	8,802	233,957
Genuine Parts Co	66,970	8,525,951
GigaCloud Technology Inc Class A (b)	12,790	357,864
LKQ Corp	124,090	3,965,916
Pool Corp	15,710	4,195,513
		17,279,201
Diversified Consumer Services - 0.1%
ADT Inc	246,091	2,175,444
Adtalem Global Education Inc (b)	17,263	1,692,119
American Public Education Inc (b)	8,901	298,094
Bright Horizons Family Solutions Inc (b)	27,157	2,966,359
Carriage Services Inc	7,645	341,732
Coursera Inc (b)	68,451	576,357
Driven Brands Holdings Inc (b)	27,024	387,794
Duolingo Inc Class A (b)	19,088	5,165,976
European Wax Center Inc Class A (b)	14,784	57,658
Frontdoor Inc (b)	35,169	2,336,277
Graham Holdings Co Class B	1,639	1,658,881
Grand Canyon Education Inc (b)	13,336	2,511,169
H&R Block Inc	64,473	3,206,887
KinderCare Learning Cos Inc (b)	16,121	95,114
Laureate Education Inc (b)	64,961	1,885,818
Lincoln Educational Services Corp (b)	13,479	261,762
Matthews International Corp Class A (c)	14,350	336,077
Mister Car Wash Inc (b)	48,891	273,301
Nerdy Inc Class A (b)(c)	42,186	41,760
Perdoceo Education Corp	29,917	950,164
Service Corp International/US	67,323	5,622,145
Strategic Education Inc	11,312	859,486
Stride Inc (b)	20,654	1,405,298
Udemy Inc (b)	46,419	264,356
Universal Technical Institute Inc (b)	24,053	714,855
		36,084,883
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment Inc Class A (b)	29,264	298,200
Airbnb Inc Class A (b)	206,121	26,082,551
Aramark	126,296	4,784,092
Biglari Holdings Inc Class B (b)	305	110,200
BJ's Restaurants Inc (b)	10,489	356,206
Bloomin' Brands Inc	35,331	241,311
Booking Holdings Inc	15,566	79,040,102
Boyd Gaming Corp	28,459	2,216,102
Brinker International Inc (b)	21,318	2,316,414
Caesars Entertainment Inc (b)	99,580	2,001,558
Carnival Corp (b)	521,646	15,039,054
Cava Group Inc (b)	47,677	2,561,685
Cheesecake Factory Inc/The	21,934	1,092,313
Chipotle Mexican Grill Inc (b)	644,170	20,413,747
Choice Hotels International Inc	9,808	911,752
Churchill Downs Inc	32,058	3,180,154
Cracker Barrel Old Country Store Inc (c)	10,796	363,825
Darden Restaurants Inc	56,221	10,128,213
Dave & Buster's Entertainment Inc (b)(c)	13,087	192,248
Denny's Corp (b)	23,038	90,079
Dine Brands Global Inc	7,224	178,577
Domino's Pizza Inc	14,988	5,972,118
DoorDash Inc Class A (b)	177,850	45,239,705
DraftKings Inc Class A (b)	238,056	7,282,133
Dutch Bros Inc Class A (b)	61,234	3,400,936
El Pollo Loco Holdings Inc (b)	10,952	111,929
Expedia Group Inc Class A	56,795	12,494,900
First Watch Restaurant Group Inc (b)	22,081	364,116
Global Business Travel Group I Class A (b)	54,156	425,666
Golden Entertainment Inc	9,527	192,445
Hilton Grand Vacations Inc (b)	29,548	1,224,765
Hilton Worldwide Holdings Inc	112,911	29,013,611
Hyatt Hotels Corp Class A (c)	20,407	2,804,126
Jack in the Box Inc	8,384	134,479
Krispy Kreme Inc (c)	46,336	166,346
Kura Sushi USA Inc Class A (b)	3,105	176,768
Las Vegas Sands Corp	148,476	8,812,051
Life Time Group Holdings Inc (b)	72,594	1,795,250
Light & Wonder Inc Class A (b)(c)	40,363	2,934,390
Lindblad Expeditions Holdings Inc (b)	17,117	206,431
Lucky Strike Entertainment Corp Class A (c)	8,191	68,641
Marriott International Inc/MD Class A1	108,206	28,196,319
Marriott Vacations Worldwide Corp	13,309	878,128
McDonald's Corp	342,715	102,276,438
MGM Resorts International (b)	98,267	3,147,492
Monarch Casino & Resort Inc	6,129	552,039
Norwegian Cruise Line Holdings Ltd (b)	217,289	4,871,619
Papa John's International Inc	15,791	802,341
Penn Entertainment Inc (b)	67,213	1,106,326
Planet Fitness Inc Class A (b)	40,233	3,648,731
Portillo's Inc Class A (b)(c)	34,647	185,361
Pursuit Attractions and Hospitality Inc (b)	10,025	355,687
Rci Hospitality Holdings Inc	3,746	93,313
Red Rock Resorts Inc Class A	22,960	1,223,998
Royal Caribbean Cruises Ltd	121,358	34,809,115
Rush Street Interactive Inc Class A (b)	45,820	777,107
Sabre Corp (b)	186,797	382,000
Serve Robotics Inc (b)(c)	22,951	303,642
Shake Shack Inc Class A (b)	19,344	1,866,889
Six Flags Entertainment Corp (b)	48,605	1,116,943
Starbucks Corp	546,046	44,158,740
Sweetgreen Inc Class A (b)	49,770	313,053
Target Hospitality Corp (b)	15,365	118,157
Texas Roadhouse Inc	31,932	5,223,437
Travel + Leisure Co	31,070	1,950,575
United Parks & Resorts Inc (b)	13,465	651,706
Vail Resorts Inc (c)	17,903	2,655,552
Viking Holdings Ltd (b)	87,927	5,350,358
Wendy's Co/The (c)	78,584	671,107
Wingstop Inc	13,386	2,899,809
Wyndham Hotels & Resorts Inc	36,826	2,704,133
Wynn Resorts Ltd	40,611	4,832,303
Xponential Fitness Inc Class A (b)	12,753	85,700
Yum! Brands Inc	133,307	18,424,360
		571,051,667
Household Durables - 0.4%
Beazer Homes USA Inc (b)	13,145	294,448
Cavco Industries Inc (b)	3,792	2,009,002
Century Communities Inc	12,695	754,083
Champion Homes Inc (b)	27,101	1,849,101
Cricut Inc Class A	24,006	127,472
DR Horton Inc	133,332	19,877,135
Dream Finders Homes Inc Class A (b)(c)	14,569	288,466
Ethan Allen Interiors Inc	11,809	285,424
Flexsteel Industries Inc	1,657	56,652
Garmin Ltd	78,582	16,811,833
Green Brick Partners Inc (b)	14,367	930,120
Helen of Troy Ltd (b)	10,506	195,727
Hovnanian Enterprises Inc Class A (b)	2,117	254,527
Installed Building Products Inc	10,905	2,706,948
KB Home	32,641	2,037,451
La-Z-Boy Inc	19,731	625,473
Legacy Housing Corp (b)	5,009	112,477
Leggett & Platt Inc	64,807	605,297
Lennar Corp Class A	106,481	13,179,153
Lennar Corp Class B	7,696	908,513
LGI Homes Inc (b)	9,432	384,920
Lovesac Co/The (b)	6,781	94,052
M/I Homes Inc (b)	12,671	1,586,282
Meritage Homes Corp	34,039	2,299,675
Mohawk Industries Inc (b)	25,108	2,853,273
Newell Brands Inc	199,036	676,722
NVR Inc (b)	1,380	9,950,932
PulteGroup Inc	94,950	11,381,657
SharkNinja Inc (b)	33,868	2,895,714
Smith Douglas Homes Corp Class A (b)(c)	4,050	70,754
Somnigroup International Inc	100,749	7,993,426
Sonos Inc (b)	57,772	991,945
Taylor Morrison Home Corp (b)	47,768	2,831,209
Toll Brothers Inc	47,206	6,370,450
TopBuild Corp (b)	13,467	5,689,538
Tri Pointe Homes Inc (b)	41,967	1,336,649
Whirlpool Corp	26,767	1,917,320
		123,233,820
Leisure Products - 0.0%
Acushnet Holdings Corp (c)	13,239	1,023,772
Brunswick Corp/DE	31,543	2,085,308
Funko Inc Class A (b)	15,901	49,610
Hasbro Inc	63,864	4,873,462
JAKKS Pacific Inc	4,016	68,272
Johnson Outdoors Inc Class A	2,520	102,640
Latham Group Inc (b)	21,047	152,591
Malibu Boats Inc Class A (b)	8,908	248,266
MasterCraft Boat Holdings Inc (b)	5,769	115,726
Mattel Inc (b)	154,999	2,848,882
Peloton Interactive Inc Class A (b)	188,129	1,365,817
Polaris Inc	25,494	1,685,153
Smith & Wesson Brands Inc	20,668	198,103
Sturm Ruger & Co Inc	7,937	336,608
Topgolf Callaway Brands Corp (b)	69,812	656,931
YETI Holdings Inc (b)	38,894	1,322,007
		17,133,148
Specialty Retail - 1.8%
1-800-Flowers.com Inc Class A (b)(c)	10,791	38,848
Abercrombie & Fitch Co Class A (b)	22,757	1,651,020
Academy Sports & Outdoors Inc	31,814	1,523,572
Advance Auto Parts Inc	28,720	1,353,574
America's Car-Mart Inc/TX (b)	3,537	78,663
American Eagle Outfitters Inc	78,129	1,305,536
Arhaus Inc Class A (b)	24,920	249,698
Arko Corp	39,648	174,649
Asbury Automotive Group Inc (b)	9,503	2,229,404
AutoNation Inc (b)	13,630	2,724,228
AutoZone Inc (b)	8,037	29,531,394
BARK Inc (b)	55,352	50,249
Barnes & Noble Education Inc (b)	9,678	88,360
Bath & Body Works Inc	101,758	2,491,036
Bed Bath & Beyond Inc (b)	27,878	214,939
Best Buy Co Inc	94,442	7,757,466
Boot Barn Holdings Inc (b)	14,685	2,785,010
Buckle Inc/The	14,771	809,451
Build-A-Bear Workshop Inc	5,735	310,952
Burlington Stores Inc (b)	29,916	8,184,718
Caleres Inc	15,464	170,723
Camping World Holdings Inc Class A	29,837	392,655
CarMax Inc (b)	71,651	3,002,893
Carvana Co Class A (b)	66,347	20,338,009
Chewy Inc Class A (b)	107,219	3,615,425
Citi Trends Inc (b)	3,572	127,949
Designer Brands Inc Class A	14,968	55,232
Dick's Sporting Goods Inc	32,129	7,114,967
EVgo Inc Class A (b)	60,688	249,428
Five Below Inc (b)	26,507	4,168,756
Floor & Decor Holdings Inc Class A (b)	51,598	3,223,843
GameStop Corp Class A (b)(c)	198,036	4,414,222
Gap Inc/The	108,771	2,485,417
Genesco Inc (b)	5,056	146,675
Group 1 Automotive Inc	6,062	2,409,887
Guess? Inc	15,119	256,721
Haverty Furniture Cos Inc	7,224	157,555
Home Depot Inc/The	477,834	181,381,008
J Jill Inc	3,396	51,178
Lands' End Inc (b)(c)	5,550	87,357
Lithia Motors Inc Class A	12,354	3,880,144
Lowe's Cos Inc	269,191	64,102,453
MarineMax Inc (b)	9,084	225,011
Monro Inc	13,900	203,635
Murphy USA Inc	8,454	3,028,223
National Vision Holdings Inc (b)	37,552	966,964
O'Reilly Automotive Inc (b)	407,545	38,488,550
ODP Corp/The (b)	14,594	406,881
OneWater Marine Inc Class A (b)(c)	6,100	94,733
Penske Automotive Group Inc	8,884	1,422,062
Petco Health & Wellness Co Inc Class A (b)	40,210	127,868
RealReal Inc/The (b)	46,283	565,115
Restoration Hardware Inc (b)	7,386	1,274,011
Revolve Group Inc Class A (b)	19,191	424,505
Ross Stores Inc	157,192	24,980,953
Sally Beauty Holdings Inc (b)	48,713	736,053
Shoe Carnival Inc	8,164	149,646
Signet Jewelers Ltd	19,717	1,949,025
Sleep Number Corp (b)(c)	12,974	71,357
Sonic Automotive Inc Class A	7,037	447,061
Stitch Fix Inc Class A (b)	54,842	229,788
ThredUp Inc Class A (b)	45,333	398,477
TJX Cos Inc/The	535,744	75,079,164
Tractor Supply Co	254,773	13,785,767
Ulta Beauty Inc (b)	21,607	11,233,047
Upbound Group Inc	25,273	489,791
Urban Outfitters Inc (b)	25,704	1,660,735
Valvoline Inc (b)	61,256	2,022,061
Victoria's Secret & Co (b)	38,285	1,349,546
Warby Parker Inc Class A (b)	47,447	929,487
Wayfair Inc Class A (b)	50,497	5,226,944
Williams-Sonoma Inc	59,150	11,495,211
Winmark Corp	1,419	572,098
Zumiez Inc (b)	6,881	148,974
		565,568,007
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	56,608	1,174,616
Carter's Inc	17,658	554,461
Columbia Sportswear Co	12,421	616,454
Crocs Inc (b)	26,089	2,131,210
Deckers Outdoor Corp (b)	71,133	5,797,340
Figs Inc Class A (b)	74,601	556,523
G-III Apparel Group Ltd (b)	18,131	486,817
Hanesbrands Inc (b)	171,565	1,134,045
Kontoor Brands Inc	24,541	1,985,858
Lakeland Industries Inc	4,060	66,827
Levi Strauss & Co Class A	48,403	981,613
Lululemon Athletica Inc (b)	52,410	8,938,001
Movado Group Inc	7,689	140,017
NIKE Inc Class B	570,845	36,870,879
Oxford Industries Inc	6,790	250,212
PVH Corp	23,206	1,817,726
Ralph Lauren Corp Class A	18,589	5,942,160
Steven Madden Ltd	35,297	1,196,921
Tapestry Inc	100,047	10,987,162
Under Armour Inc Class A (b)(c)	72,986	336,465
Under Armour Inc Class C (b)(c)	76,700	340,548
VF Corp	158,925	2,231,307
Wolverine World Wide Inc	39,011	885,550
		85,422,712
TOTAL CONSUMER DISCRETIONARY		3,305,100,461

Consumer Staples - 4.4%
Beverages - 0.9%
Boston Beer Co Inc/The Class A (b)	3,900	807,261
Brown-Forman Corp Class A	23,920	648,710
Brown-Forman Corp Class B	86,916	2,366,723
Celsius Holdings Inc (b)	76,929	4,633,434
Coca-Cola Co/The	1,859,895	128,146,767
Coca-Cola Consolidated Inc	28,840	3,760,159
Constellation Brands Inc Class A	68,691	9,024,624
Keurig Dr Pepper Inc	652,839	17,731,107
MGP Ingredients Inc	6,351	153,694
Molson Coors Beverage Co Class B	81,338	3,556,097
Monster Beverage Corp (b)	342,375	22,880,921
National Beverage Corp (b)	11,997	411,137
PepsiCo Inc	657,582	96,066,154
Primo Brands Corp Class A	122,237	2,685,547
Vita Coco Co Inc/The (b)	21,002	864,862
		293,737,197
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	193,558	3,424,041
Andersons Inc/The	15,925	737,487
BJ's Wholesale Club Holdings Inc (b)	63,358	5,591,977
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	2,361	0
Casey's General Stores Inc	17,877	9,174,298
Chefs' Warehouse Inc/The (b)	17,513	1,033,267
Costco Wholesale Corp	213,001	194,139,761
Dollar General Corp	105,967	10,454,704
Dollar Tree Inc (b)	93,145	9,232,532
Grocery Outlet Holding Corp (b)	47,714	649,388
Guardian Pharmacy Services Inc Class A (b)	9,596	269,072
Ingles Markets Inc Class A	6,762	467,254
Kroger Co/The	292,521	18,613,111
Maplebear Inc (b)	88,170	3,249,946
Natural Grocers by Vitamin Cottage Inc	4,797	153,936
Performance Food Group Co (b)	75,026	7,258,015
PriceSmart Inc	12,105	1,391,349
Sprouts Farmers Market Inc (b)	46,946	3,706,856
Sysco Corp	229,559	17,051,643
Target Corp	218,489	20,258,300
United Natural Foods Inc (b)	29,115	1,096,180
US Foods Holding Corp (b)	108,133	7,852,618
Walmart Inc	2,108,236	213,311,318
Weis Markets Inc	4,637	293,708
		529,410,761
Food Products - 0.5%
Alico Inc	2,687	94,609
Archer-Daniels-Midland Co	231,056	13,985,820
B&G Foods Inc	35,353	141,412
Beyond Meat Inc (b)(c)	36,232	59,964
BRC Inc Class A (b)	49,180	62,459
Bunge Global SA	67,196	6,356,742
Cal-Maine Foods Inc	22,002	1,931,776
Calavo Growers Inc	7,704	171,106
Campbell's Company/The	94,170	2,837,342
Conagra Brands Inc	230,376	3,960,163
Darling Ingredients Inc (b)	76,040	2,437,082
Flowers Foods Inc (c)	102,963	1,228,349
Fresh Del Monte Produce Inc	15,777	557,717
Freshpet Inc (b)	23,580	1,160,372
General Mills Inc	257,659	12,009,486
Hain Celestial Group Inc (b)	38,332	44,464
Hershey Co/The	71,069	12,055,434
Hormel Foods Corp	139,965	3,021,844
Ingredion Inc	30,853	3,560,745
J & J Snack Foods Corp	7,565	640,377
JM Smucker Co	51,065	5,287,781
John B Sanfilippo & Son Inc	4,244	266,438
Kellanova	128,931	10,709,009
Kraft Heinz Co/The	408,592	10,104,480
Lamb Weston Holdings Inc	67,120	4,143,318
Limoneira Co	8,370	118,268
Mama's Creations Inc (b)	17,452	184,817
Marzetti Company/The	9,789	1,534,817
McCormick & Co Inc/MD	121,511	7,796,146
Mission Produce Inc (b)	21,170	243,878
Mondelez International Inc	621,952	35,737,362
Pilgrim's Pride Corp (c)	20,340	774,954
Post Holdings Inc (b)	23,101	2,400,887
Seaboard Corp	120	404,398
Seneca Foods Corp Class A (b)	2,393	258,049
Simply Good Foods Co/The (b)	44,427	869,436
Tootsie Roll Industries Inc Class A	9,694	342,101
TreeHouse Foods Inc (b)	21,961	399,690
Tyson Foods Inc Class A	137,254	7,056,228
Utz Brands Inc Class A	35,969	378,754
Vital Farms Inc (b)	17,815	585,223
Westrock Coffee Co (b)	15,412	67,967
		155,981,264
Household Products - 0.8%
Central Garden & Pet Co (b)	6,642	203,710
Central Garden & Pet Co Class A (b)	21,734	604,423
Church & Dwight Co Inc	117,250	10,281,653
Clorox Co/The	58,778	6,610,174
Colgate-Palmolive Co	388,211	29,911,658
Energizer Holdings Inc	29,244	679,338
Kimberly-Clark Corp	159,443	19,086,922
Oil-Dri Corp of America	5,043	279,331
Procter & Gamble Co/The	1,124,934	169,156,326
Reynolds Consumer Products Inc	27,051	661,126
Spectrum Brands Holdings Inc	11,931	642,841
WD-40 Co	6,527	1,268,066
		239,385,568
Personal Care Products - 0.0%
BellRing Brands Inc (b)	60,623	1,826,571
Coty Inc Class A (b)	177,908	706,295
Edgewell Personal Care Co	22,348	433,328
elf Beauty Inc (b)	28,515	3,482,822
Estee Lauder Cos Inc/The Class A	112,536	10,881,106
Herbalife Ltd (b)	49,144	393,152
Honest Co Inc/The (b)	47,562	162,186
Interparfums Inc	8,659	771,950
Kenvue Inc	921,661	13,244,269
Medifast Inc (b)	4,771	57,347
Nu Skin Enterprises Inc Class A	23,805	255,190
Olaplex Holdings Inc (b)	62,922	65,439
USANA Health Sciences Inc (b)	5,109	108,055
		32,387,710
Tobacco - 0.5%
Altria Group Inc	807,149	45,507,061
Philip Morris International Inc	747,834	107,934,881
Turning Point Brands Inc	8,562	769,724
Universal Corp/VA	11,979	607,095
		154,818,761
TOTAL CONSUMER STAPLES		1,405,721,261

Energy - 2.9%
Energy Equipment & Services - 0.3%
Archrock Inc	84,828	2,143,604
Atlas Energy Solutions Inc	38,167	472,507
Baker Hughes Co Class A	473,797	22,936,513
Bristow Group Inc (b)	11,503	468,172
Cactus Inc Class A	33,470	1,478,370
Core Laboratories Inc	21,268	339,012
DMC Global Inc (b)	10,437	84,122
Expro Group Holdings NV (b)	48,870	663,655
Halliburton Co	409,041	10,978,660
Helix Energy Solutions Group Inc (b)	66,174	444,689
Helmerich & Payne Inc	48,281	1,267,859
Innovex International Inc (b)	17,884	358,932
Kodiak Gas Services Inc	31,567	1,164,191
Liberty Energy Inc Class A	78,185	1,415,930
Nabors Industries Ltd (b)(c)	7,331	355,700
Natural Gas Services Group Inc	4,414	122,886
Noble Corp PLC (c)	60,458	1,774,442
NOV Inc	177,710	2,594,566
Oceaneering International Inc (b)	48,346	1,125,978
Oil States International Inc (b)	27,669	165,184
Patterson-UTI Energy Inc	171,025	1,072,327
ProPetro Holding Corp (b)	39,858	413,726
Ranger Energy Services Inc Class A	7,465	102,569
RPC Inc	39,863	207,288
Select Water Solutions Inc Class A	47,838	553,007
SLB Ltd	717,385	25,868,903
Solaris Energy Infrastructure Inc Class A	20,084	1,069,071
TETRA Technologies Inc (b)	64,004	451,868
Tidewater Inc (b)	21,986	1,112,272
Transocean Ltd (b)(c)	462,032	1,774,203
Valaris Ltd (b)(c)	31,890	1,789,667
Weatherford International PLC	34,466	2,539,800
		87,309,673
Oil, Gas & Consumable Fuels - 2.6%
Amplify Energy Corp (b)(c)	16,571	75,232
Antero Midstream Corp	161,771	2,790,550
Antero Resources Corp (b)	140,552	4,344,462
APA Corp	172,560	3,908,484
Berry Corp	35,942	121,125
California Resources Corp	34,853	1,644,016
Calumet Inc (b)(c)	30,974	605,851
Centrus Energy Corp Class A (b)(c)	8,366	3,074,170
Cheniere Energy Inc	105,591	22,385,292
Chevron Corp	924,445	145,803,466
Chord Energy Corp	27,417	2,487,270
Civitas Resources Inc	40,949	1,180,560
Clean Energy Fuels Corp (b)	79,248	226,649
CNX Resources Corp (b)	67,690	2,278,445
Comstock Resources Inc (b)	37,944	711,450
ConocoPhillips	600,160	53,330,219
Core Natural Resources Inc	24,653	1,947,587
Coterra Energy Inc	367,228	8,688,614
Crescent Energy Co Class A	89,111	751,206
CVR Energy Inc (b)	14,545	517,657
Delek US Holdings Inc	29,040	1,096,550
Devon Energy Corp	305,631	9,929,951
Diamondback Energy Inc	90,568	12,968,432
Dorian LPG Ltd	17,699	510,616
DT Midstream Inc	48,870	5,350,776
EOG Resources Inc	262,465	27,779,296
EQT Corp	300,068	16,077,643
Excelerate Energy Inc Class A	11,798	305,686
Expand Energy Corp	114,564	11,835,607
Exxon Mobil Corp	2,047,886	234,196,244
FutureFuel Corp	16,496	64,829
Gevo Inc (b)(c)	116,732	273,153
Granite Ridge Resources Inc	33,656	177,704
Green Plains Inc (b)	30,171	310,158
Gulfport Energy Corp (b)	7,498	1,394,703
HF Sinclair Corp	76,699	3,957,668
HighPeak Energy Inc Class A (c)	11,790	78,404
International Seaways Inc	19,650	1,006,670
Kinder Morgan Inc	939,480	24,604,981
Kinetik Holdings Inc Class A (c)	21,130	813,716
Magnolia Oil & Gas Corp Class A	89,000	1,998,940
Marathon Petroleum Corp	146,081	28,472,648
Matador Resources Co	56,111	2,214,140
Murphy Oil Corp	64,503	1,825,435
New Fortress Energy Inc Class A (b)(c)	59,932	77,312
NextDecade Corp (b)(c)	65,780	390,075
Northern Oil & Gas Inc	47,777	1,057,305
Occidental Petroleum Corp	345,673	14,241,728
ONEOK Inc	302,681	20,279,627
Ovintiv Inc	123,932	4,648,689
Par Pacific Holdings Inc (b)	24,987	998,980
PBF Energy Inc Class A	39,529	1,350,706
Peabody Energy Corp	58,221	1,596,420
Permian Resources Corp Class A	337,302	4,236,513
Phillips 66	194,256	26,446,012
Range Resources Corp	114,284	4,062,796
REX American Resources Corp (b)	14,310	458,349
Riley Exploration Permian Inc	4,380	113,968
Ring Energy Inc (b)	57,305	54,721
Sable Offshore Corp (b)	37,233	389,457
SandRidge Energy Inc	15,962	190,107
SM Energy Co	56,094	1,171,804
Summit Midstream Corp Class A (b)	6,009	131,717
Talos Energy Inc (b)	60,010	588,698
Targa Resources Corp	103,460	15,936,978
Texas Pacific Land Corp	9,261	8,736,642
Uranium Energy Corp (b)(c)	212,592	3,216,517
VAALCO Energy Inc	49,921	196,190
Valero Energy Corp	149,321	25,318,869
Viper Energy Inc Class A	80,914	3,039,130
Vital Energy Inc (b)(c)	14,484	227,544
Vitesse Energy Inc (c)	14,311	311,264
W&T Offshore Inc (c)	42,883	90,054
Williams Cos Inc/The	586,702	33,952,445
World Kinect Corp	27,504	710,978
		818,337,850
TOTAL ENERGY		905,647,523

Financials - 13.1%
Banks - 3.7%
1st Source Corp	9,350	555,764
Amalgamated Financial Corp	9,534	259,897
Amerant Bancorp Inc Class A	19,999	335,383
Ameris Bancorp	30,392	2,176,675
Associated Banc-Corp	78,979	1,956,310
Atlantic Union Bankshares Corp	68,770	2,236,400
Axos Financial Inc (b)	26,980	2,103,900
Banc of California Inc	65,030	1,103,559
BancFirst Corp	10,108	1,100,357
Bancorp Inc/The (b)	22,077	1,443,173
Bank First Corp	4,152	507,042
Bank of America Corp	3,272,669	174,924,158
Bank of Hawaii Corp	18,744	1,217,048
Bank of Marin Bancorp	9,187	236,565
Bank OZK	51,362	2,310,776
BankUnited Inc	36,071	1,445,726
Banner Corp	16,499	996,375
Bar Harbor Bankshares	9,013	264,351
Beacon Financial Corp	40,553	987,060
BOK Financial Corp	10,592	1,107,711
Burke & Herbert Financial Services Corp	6,034	355,161
Business First Bancshares Inc	15,461	379,104
Byline Bancorp Inc	16,669	445,729
Cadence Bank	90,148	3,402,186
California BanCorp (b)	10,555	195,162
Camden National Corp	7,708	294,060
Capital Bancorp Inc	5,363	149,065
Capitol Federal Financial Inc	60,231	363,795
Cathay General Bancorp	33,142	1,506,304
Central Pacific Financial Corp	12,350	352,099
Citigroup Inc	884,171	89,504,630
Citizens Financial Group Inc	207,791	10,570,328
City Holding Co	6,863	809,010
CNB Financial Corp/PA	14,932	367,327
Coastal Financial Corp/WA Class A (b)	6,296	670,524
Columbia Banking System Inc	143,176	3,837,117
Columbia Financial Inc (b)	12,442	183,520
Comerica Inc	62,005	4,743,383
Commerce Bancshares Inc/MO	59,841	3,149,432
Community Financial System Inc	25,723	1,427,112
Community Trust Bancorp Inc	7,003	358,519
Connectone Bancorp Inc	22,764	547,702
Cullen/Frost Bankers Inc	31,047	3,823,128
Customers Bancorp Inc (b)	14,486	972,300
CVB Financial Corp	61,294	1,125,971
Dime Community Bancshares Inc	20,361	534,476
Eagle Bancorp Inc	14,322	239,894
East West Bancorp Inc	66,104	6,716,166
Eastern Bankshares Inc	93,456	1,638,284
Enterprise Financial Services Corp	17,204	900,973
Equity Bancshares Inc Class A	6,944	281,301
Esquire Financial Holdings Inc	3,035	284,683
Farmers National Banc Corp	17,168	222,841
FB Bancorp Inc (b)	9,352	113,345
FB Financial Corp	20,384	1,100,940
Fifth Third Bancorp	318,565	13,258,675
Financial Institutions Inc	9,146	260,021
First Bancorp/Southern Pines NC	20,203	980,654
First Busey Corp	43,787	979,077
First Business Financial Services Inc	4,411	223,241
First Citizens BancShares Inc/NC Class A	5,041	9,198,918
First Commonwealth Financial Corp	50,509	772,283
First Community Bankshares Inc	9,798	316,867
First Financial Bancorp	46,826	1,096,197
First Financial Bankshares Inc	63,103	1,949,252
First Financial Corp	6,213	331,277
First Foundation Inc (b)	34,788	189,247
First Hawaiian Inc	59,429	1,457,793
First Horizon Corp	243,835	5,208,316
First Interstate BancSystem Inc Class A	44,701	1,396,906
First Merchants Corp	27,395	971,975
First Mid Bancshares Inc	11,509	411,217
Firstsun Capital Bancorp (b)	5,084	173,059
Five Star Bancorp	7,345	260,821
Flagstar Financial Inc	143,432	1,637,993
Flushing Financial Corp	16,464	225,063
FNB Corp/PA	174,339	2,740,609
Fulton Financial Corp	90,546	1,572,784
German American Bancorp Inc	17,325	667,706
Glacier Bancorp Inc	56,918	2,325,100
Great Southern Bancorp Inc	3,964	220,795
Hancock Whitney Corp	40,422	2,308,500
Hanmi Financial Corp	13,794	364,162
Harborone Northeast Bancorp Inc	18,807	227,565
Heritage Commerce Corp	28,052	291,741
Heritage Financial Corp Wash	15,543	344,899
Hilltop Holdings Inc	21,702	700,975
Hingham Institution For Savings The	983	289,258
Home BancShares Inc/AR	88,736	2,370,139
HomeTrust Bancshares Inc	6,340	249,225
Hope Bancorp Inc	64,167	673,112
Horizon Bancorp Inc/IN	19,812	309,067
Huntington Bancshares Inc/OH	703,844	10,867,351
Independent Bank Corp	24,211	1,629,158
Independent Bank Corp/MI	9,530	287,997
International Bancshares Corp	26,256	1,742,873
JPMorgan Chase & Co	1,320,755	410,913,296
Kearny Financial Corp/MD	27,474	175,559
KeyCorp	447,917	7,878,860
Lakeland Financial Corp	12,149	693,100
Live Oak Bancshares Inc	16,417	511,225
M&T Bank Corp	75,174	13,822,243
Mechanics Bancorp Class A (b)	8,828	118,206
Mercantile Bank Corp	7,458	327,033
Metropolitan Bank Holding Corp	4,447	294,703
Mid Penn Bancorp Inc	10,935	311,101
Midland States Bancorp Inc	10,937	160,118
MidWestOne Financial Group Inc	11,053	408,850
National Bank Holdings Corp Class A	17,816	635,319
NB Bancorp Inc	17,605	318,122
Nbt Bancorp Inc	24,966	1,010,374
Nicolet Bankshares Inc	6,266	740,265
Northeast Bank	3,210	276,959
Northeast Community Bancorp Inc	6,071	119,234
Northfield Bancorp Inc	17,008	173,822
Northrim BanCorp Inc	10,028	220,415
Northwest Bancshares Inc	72,642	850,638
OceanFirst Financial Corp	26,931	489,606
Old National Bancorp/IN	166,616	3,403,965
Old Second Bancorp Inc	26,444	474,670
Origin Bancorp Inc	13,404	464,583
Orrstown Financial Services Inc	8,876	295,393
Park National Corp	7,023	1,068,830
Pathward Financial Inc	11,048	751,927
Peapack-Gladstone Financial Corp	6,988	176,796
Peoples Bancorp Inc/OH	16,603	474,846
Peoples Financial Services Corp	4,330	192,858
Pinnacle Financial Partners Inc	37,120	3,162,995
PNC Financial Services Group Inc/The	189,089	34,518,197
Preferred Bank/Los Angeles CA	5,642	509,191
Prosperity Bancshares Inc	45,709	3,008,566
Provident Financial Services Inc	62,199	1,137,620
QCR Holdings Inc	8,021	596,682
Regions Financial Corp	428,703	10,374,613
Renasant Corp	45,952	1,545,366
Republic Bancorp Inc/KY Class A	4,332	285,479
S&T Bancorp Inc	17,746	650,213
Seacoast Banking Corp of Florida	40,715	1,233,665
ServisFirst Bancshares Inc	24,361	1,711,847
Shore Bancshares Inc	13,928	217,416
Simmons First National Corp Class A	70,342	1,222,544
SmartFinancial Inc	6,502	227,375
Southern Missouri Bancorp Inc	4,278	224,338
Southside Bancshares Inc	12,969	364,688
SOUTHSTATE BANK CORP	48,366	4,287,646
Stellar Bancorp Inc	21,726	639,396
Stock Yards Bancorp Inc	13,041	847,926
Synovus Financial Corp	66,687	2,976,908
Texas Capital Bancshares Inc (b)	21,963	1,841,378
TFS Financial Corp	27,162	361,255
Third Coast Bancshares Inc (b)	5,879	216,053
Tompkins Financial Corp	5,767	365,974
Towne Bank/Portsmouth VA	35,703	1,160,705
TriCo Bancshares	15,073	666,679
Triumph Financial Inc (b)	10,669	581,034
Truist Financial Corp	619,584	27,652,034
TrustCo Bank Corp NY	8,705	328,266
Trustmark Corp	28,406	1,057,271
UMB Financial Corp	34,096	3,644,180
United Bankshares Inc/WV	67,894	2,429,926
United Community Banks Inc/GA	57,672	1,684,022
Unity Bancorp Inc	2,785	126,467
Univest Financial Corp	13,164	386,495
US Bancorp	747,474	34,892,086
Valley National Bancorp	229,721	2,497,067
WaFd Inc	38,115	1,106,478
Washington Trust Bancorp Inc	9,786	266,571
Webster Financial Corp	80,278	4,579,057
Wells Fargo & Co	1,538,688	133,819,695
WesBanco Inc	45,898	1,381,530
Westamerica BanCorp	12,583	599,580
Western Alliance Bancorp	49,479	3,827,201
Wintrust Financial Corp	32,323	4,202,636
WSFS Financial Corp	26,878	1,400,075
Zions Bancorp NA	71,451	3,723,312
		1,162,608,283
Capital Markets - 3.3%
Acadian Asset Management Inc	12,643	608,128
Affiliated Managers Group Inc	13,667	3,252,199
Ameriprise Financial Inc	45,271	20,497,351
Ares Management Corp Class A	98,617	14,665,334
Artisan Partners Asset Management Inc Class A	34,211	1,493,652
Bank of New York Mellon Corp/The	338,645	36,549,955
BGC Group Inc Class A	174,898	1,598,568
Blackrock Inc	69,176	74,904,465
Blackstone Inc	354,113	51,927,130
Blue Owl Capital Inc Class A	297,626	4,693,562
Carlyle Group Inc/The	125,433	6,688,088
Cboe Global Markets Inc	50,198	12,330,637
Charles Schwab Corp/The	819,467	77,456,021
CME Group Inc Class A	173,120	45,961,629
Cohen & Steers Inc	13,284	907,563
Coinbase Global Inc Class A (b)	108,657	37,354,103
Diamond Hill Investment Group Inc	1,274	163,517
DigitalBridge Group Inc Class A	79,353	938,746
Donnelley Financial Solutions Inc (b)	13,199	606,494
Evercore Inc Class A	18,555	5,465,561
FactSet Research Systems Inc	18,190	4,853,092
Federated Hermes Inc Class B	35,385	1,715,465
Franklin Resources Inc	148,105	3,348,654
GCM Grosvenor Inc Class A	24,414	281,005
Goldman Sachs Group Inc/The	145,381	114,759,400
Hamilton Lane Inc Class A	19,353	2,205,468
Houlihan Lokey Inc Class A	26,081	4,670,585
Interactive Brokers Group Inc Class A	213,993	15,056,547
Intercontinental Exchange Inc	274,850	40,207,807
Invesco Ltd	214,099	5,074,146
Janus Henderson Group PLC	60,203	2,622,443
Jefferies Financial Group Inc	79,429	4,196,234
KKR & Co Inc Class A	329,604	39,002,041
Lazard Inc	53,937	2,632,126
LPL Financial Holdings Inc	38,440	14,503,796
MarketAxess Holdings Inc	17,969	2,876,118
Moelis & Co Class A	35,513	2,249,038
Moody's Corp	74,095	35,587,829
Morgan Stanley	582,581	95,543,284
Morningstar Inc	11,776	2,500,045
MSCI Inc	37,162	21,871,695
Nasdaq Inc	217,632	18,605,360
Northern Trust Corp	92,062	11,845,618
Open Lending Corp (b)	50,565	96,073
Oppenheimer Holdings Inc Class A	2,686	187,375
P10 Inc Class A	30,030	305,105
Perella Weinberg Partners Class A	29,709	554,964
Piper Sandler Cos	7,954	2,539,394
PJT Partners Inc Class A	11,725	1,889,015
Raymond James Financial Inc	85,288	13,532,647
Robinhood Markets Inc Class A (b)	371,839	54,578,528
S&P Global Inc	150,070	73,115,605
SEI Investments Co	45,079	3,633,818
State Street Corp	136,418	15,778,106
StepStone Group Inc Class A	34,691	2,111,988
Stifel Financial Corp	49,094	5,814,202
StoneX Group Inc (b)	22,179	2,038,694
T Rowe Price Group Inc	105,773	10,844,906
TPG Inc Class A	59,469	3,273,174
Tradeweb Markets Inc Class A	56,045	5,906,583
Victory Capital Holdings Inc Class A	23,705	1,476,110
Virtu Financial Inc Class A	38,551	1,343,117
Virtus Invt Partners Inc	3,074	500,509
WisdomTree Inc	55,969	669,389
		1,044,459,801
Consumer Finance - 0.7%
Ally Financial Inc	135,067	5,263,561
American Express Co	260,724	94,050,969
Atlanticus Holdings Corp (b)	2,798	154,197
Bread Financial Holdings Inc	22,531	1,411,567
Capital One Financial Corp	307,216	67,584,448
Credit Acceptance Corp (b)(c)	3,006	1,344,704
Dave Inc Class A (b)	5,270	1,261,216
Encore Capital Group Inc (b)	10,779	448,191
Enova International Inc (b)	11,993	1,434,003
EZCORP Inc Class A (b)	27,938	509,869
FirstCash Holdings Inc	18,748	2,971,558
Green Dot Corp Class A (b)	26,615	309,000
LendingClub Corp (b)	55,127	958,659
Lendingtree Inc (b)	5,141	329,024
Navient Corp	34,334	419,905
Nelnet Inc Class A	6,774	874,185
NerdWallet Inc Class A (b)	16,777	195,788
OneMain Holdings Inc	57,515	3,404,313
Oportun Financial Corp (b)	17,464	93,082
PRA Group Inc (b)	18,035	247,260
PROG Holdings Inc	19,440	562,399
SLM Corp	100,049	2,686,316
SoFi Technologies Inc Class A (b)	574,568	17,053,178
Synchrony Financial	178,991	13,313,351
Upstart Holdings Inc (b)(c)	40,502	1,924,655
World Acceptance Corp (b)	1,477	188,273
		218,993,671
Financial Services - 3.5%
Affirm Holdings Inc Class A (b)	135,221	9,719,685
Alerus Financial Corp	12,975	274,032
Apollo Global Management Inc	221,148	27,490,908
Berkshire Hathaway Inc Class B (b)	880,744	420,590,490
Block Inc Class A (b)	264,183	20,062,057
Cannae Holdings Inc	25,379	453,777
Cantaloupe Inc (b)	28,031	296,007
Cass Information Systems Inc	5,546	219,233
Corebridge Financial Inc	129,861	4,228,274
Corpay Inc (b)	33,865	8,816,753
Enact Holdings Inc	13,691	489,043
Equitable Holdings Inc	144,282	7,127,531
Essent Group Ltd	47,707	2,889,613
Euronet Worldwide Inc (b)	18,404	1,396,127
Federal Agricultural Mortgage Corp Class C	4,522	717,370
Fidelity National Information Services Inc	251,168	15,703,023
Fiserv Inc (b)	261,281	17,424,830
Flywire Corp (b)	52,940	705,161
Global Payments Inc	116,553	9,063,161
HA Sustainable Infrastructure Capital Inc	59,602	1,651,571
International Money Express Inc (b)	13,522	201,343
Jack Henry & Associates Inc	35,105	5,228,539
Jackson Financial Inc	33,273	3,354,251
loanDepot Inc Class A (b)	43,243	130,594
Marqeta Inc Class A (b)	184,280	834,788
Mastercard Inc Class A	396,484	218,855,203
Merchants Bancorp/IN	13,263	413,673
MGIC Investment Corp	111,462	3,056,288
NCR Atleos Corp (b)	35,565	1,312,349
NewtekOne Inc	13,478	140,171
NMI Holdings Inc (b)	37,799	1,377,018
Onity Group Inc (b)	2,666	99,895
Paymentus Holdings Inc Class A (b)	19,859	567,967
Payoneer Global Inc (b)	140,737	814,867
PayPal Holdings Inc (b)	459,161	31,806,082
PennyMac Financial Services Inc	13,826	1,739,449
Radian Group Inc	64,866	2,201,552
Remitly Global Inc (b)	81,160	1,301,806
Repay Holdings Corp Class A (b)	33,510	143,758
Rocket Cos Inc Class A	122,303	2,037,568
Sezzle Inc (b)(c)	8,153	534,429
Shift4 Payments Inc Class A (b)(c)	32,389	2,238,080
Toast Inc Class A (b)	223,287	8,069,592
UWM Holdings Corp Class A	99,197	558,479
Velocity Financial Inc (b)	4,901	91,257
Visa Inc Class A	815,927	278,018,966
Voya Financial Inc	46,341	3,450,551
Walker & Dunlop Inc	16,429	1,313,006
Western Union Co/The (c)	159,209	1,485,420
WEX Inc (b)	16,404	2,393,016
		1,123,088,603
Insurance - 1.8%
Abacus Global Management Inc Class A (b)(c)	14,467	72,623
AFLAC Inc	231,287	24,791,654
Allstate Corp/The	126,636	24,253,327
Ambac Financial Group Inc (b)	21,231	174,307
American Coastal Insurance Corp	11,267	133,401
American Financial Group Inc/OH	33,405	4,398,770
American Integrity Insurance Group Inc	3,413	81,331
American International Group Inc	266,119	21,012,756
Amerisafe Inc	9,211	369,177
Aon PLC	103,556	35,279,458
Arch Capital Group Ltd	178,682	15,422,043
Arthur J Gallagher & Co	123,162	30,727,687
Assurant Inc	24,316	5,148,184
Assured Guaranty Ltd	21,348	1,720,222
Axis Capital Holdings Ltd	37,595	3,521,148
Baldwin Insurance Group Inc/The Class A (b)(c)	34,126	754,185
Bowhead Specialty Holdings Inc (b)	8,520	204,139
Brighthouse Financial Inc (b)	27,753	1,583,864
Brown & Brown Inc	140,888	11,234,409
Chubb Ltd	177,995	49,293,935
Cincinnati Financial Corp	75,264	11,635,062
CNO Financial Group Inc	46,535	1,862,331
Donegal Group Inc Class A	7,699	144,356
eHealth Inc (b)	13,257	68,803
Employers Holdings Inc	11,285	430,297
Erie Indemnity Co Class A	12,167	3,560,551
Everest Group Ltd	20,123	6,329,086
F&G Annuities & Life Inc	10,185	301,985
Fidelity National Financial Inc/US	122,564	6,770,435
First American Financial Corp	48,714	3,045,112
Genworth Financial Inc Class A (b)	199,257	1,681,729
Globe Life Inc	38,836	5,107,322
Goosehead Insurance Inc Class A	12,112	831,731
Hanover Insurance Group Inc/The	17,270	2,951,098
Hartford Insurance Group Inc/The	135,127	16,780,071
HCI Group Inc	5,169	1,054,528
Heritage Insurance Holdings Inc (b)	10,364	244,901
Hippo Holdings Inc (b)	10,108	371,772
Horace Mann Educators Corp	19,617	877,076
Investors Title Co	673	174,031
James River Group Holdings Ltd	23,969	122,241
Kemper Corp	29,849	1,342,907
Kinsale Capital Group Inc	10,663	4,259,549
Lemonade Inc (b)(c)	30,082	1,807,327
Lincoln National Corp	81,346	3,416,532
Loews Corp	81,435	8,107,669
Markel Group Inc (b)	6,082	12,009,091
Marsh & McLennan Cos Inc	236,076	42,056,939
MBIA Inc (b)	19,398	132,488
Mercury General Corp	12,751	985,652
MetLife Inc	268,240	21,410,917
Old Republic International Corp	109,825	4,333,695
Oscar Health Inc Class A (b)(c)	100,350	1,806,300
Palomar Hldgs Inc (b)	12,888	1,469,361
Primerica Inc	15,625	4,060,469
Principal Financial Group Inc	97,423	8,187,429
ProAssurance Corp (b)	24,064	576,333
Progressive Corp/The	281,592	58,007,952
Prudential Financial Inc	169,230	17,599,920
Reinsurance Group of America Inc	31,689	5,781,975
RLI Corp	43,787	2,581,682
Root Inc/OH Class A (b)(c)	6,532	525,957
Ryan Specialty Holdings Inc Class A	53,933	2,955,528
Safety Insurance Group Inc	6,975	479,392
Selective Insurance Group Inc	29,450	2,218,763
Selectquote Inc (b)	74,846	155,680
Skyward Specialty Insurance Group Inc (b)	18,149	827,413
Stewart Information Services Corp	13,626	930,247
Tiptree Inc Class A	11,644	206,215
Travelers Companies Inc/The	108,145	29,049,910
Trupanion Inc (b)	16,013	640,360
TWFG Inc Class A (b)	7,124	173,541
United Fire Group Inc	10,255	310,009
Universal Insurance Holdings Inc	12,394	381,983
Unum Group	75,157	5,518,027
W R Berkley Corp	143,644	10,247,563
White Mountains Insurance Group Ltd	1,217	2,317,850
Willis Towers Watson PLC	46,797	14,652,141
		566,045,904
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust Inc	41,798	278,793
AG Mortgage Investment Trust Inc	13,701	97,825
AGNC Investment Corp	501,126	5,011,260
Annaly Capital Management Inc	309,022	6,541,996
Apollo Commercial Real Estate Finance Inc	64,805	634,441
Arbor Realty Trust Inc (c)	91,363	921,853
Ares Commercial Real Estate Corp	29,861	133,180
ARMOUR Residential REIT Inc	55,026	892,522
Blackstone Mortgage Trust Inc Class A (c)	77,648	1,434,935
Brightspire Capital Inc Class A	67,658	349,115
Chimera Investment Corp	37,991	484,765
Claros Mortgage Trust Inc (b)	64,165	205,328
Dynex Capital Inc	63,168	836,344
Ellington Financial Inc	45,923	611,694
Franklin BSP Realty Trust Inc	40,953	415,263
Invesco Mortgage Capital Inc	31,242	235,252
Kkr Real Estate Finance Trust Inc	28,155	229,182
Ladder Capital Corp Class A	55,105	582,460
MFA Financial Inc	48,392	435,044
Orchid Island Capital Inc	67,117	485,256
Pennymac Mortgage Investment Trust	40,352	485,838
Ready Capital Corp (c)	77,315	226,533
Redwood Trust Inc	58,828	312,377
Rithm Capital Corp	254,658	2,793,598
Starwood Property Trust Inc	166,714	3,030,861
TPG RE Finance Trust Inc	40,018	346,156
Two Harbors Investment Corp	48,063	467,172
		28,479,043
TOTAL FINANCIALS		4,143,675,305

Health Care - 9.3%
Biotechnology - 2.1%
4D Molecular Therapeutics Inc (b)	17,455	200,733
AbbVie Inc	848,583	185,025,037
Abeona Therapeutics Inc (b)(c)	21,416	103,011
Absci Corp (b)	63,561	272,041
ACADIA Pharmaceuticals Inc (b)	59,871	1,359,072
ADMA Biologics Inc (b)	115,188	1,783,110
Agios Pharmaceuticals Inc (b)	28,325	1,224,773
Akebia Therapeutics Inc (b)	127,985	282,847
Akero Therapeutics Inc (b)	35,194	1,907,515
Alector Inc (b)	40,774	59,938
Alkermes PLC (b)	79,132	2,429,352
Allogene Therapeutics Inc (b)(c)	67,719	83,972
Alnylam Pharmaceuticals Inc (b)	62,986	28,724,135
Altimmune Inc (b)	39,966	161,862
Amgen Inc	258,635	77,184,443
Amicus Therapeutics Inc (b)	148,338	1,339,492
AnaptysBio Inc (b)	9,596	351,022
Anavex Life Sciences Corp (b)(c)	39,623	315,795
Anika Therapeutics Inc (b)	6,770	66,008
Annexon Inc (b)	43,652	137,940
Apellis Pharmaceuticals Inc (b)	49,123	1,054,671
Apogee Therapeutics Inc (b)	19,207	1,086,924
Arbutus Biopharma Corp (b)	77,916	368,543
Arcellx Inc (b)	19,980	1,803,195
Arcturus Therapeutics Holdings Inc (b)	12,139	121,026
Arcus Biosciences Inc (b)	32,612	643,109
Arcutis Biotherapeutics Inc (b)	52,851	1,337,659
Ardelyx Inc (b)	113,267	686,398
ArriVent Biopharma Inc (b)	14,868	278,478
Arrowhead Pharmaceuticals Inc (b)	66,225	2,807,278
ARS Pharmaceuticals Inc (b)(c)	31,666	283,727
Astria Therapeutics Inc (b)	22,428	283,266
aTyr Pharma Inc (b)(c)	43,133	37,353
Aura Biosciences Inc (b)	31,277	191,728
Avidity Biosciences Inc (b)	64,640	4,515,104
Avita Medical Inc (b)(c)	15,136	58,576
Beam Therapeutics Inc (b)	47,231	1,181,247
Bicara Therapeutics Inc (b)	15,351	249,454
BioCryst Pharmaceuticals Inc (b)	100,550	736,026
Biogen Inc (b)	70,536	10,881,589
Biohaven Ltd (b)	42,884	737,605
BioMarin Pharmaceutical Inc (b)	91,884	4,922,226
Bridgebio Pharma Inc (b)	80,492	5,042,019
C4 Therapeutics Inc (b)(c)	25,330	66,111
Candel Therapeutics Inc (b)(c)	18,625	100,203
Capricor Therapeutics Inc (b)(c)	19,309	125,702
Cardiff Oncology Inc (b)(c)	30,591	71,889
CareDx Inc (b)	26,407	396,105
Carisma Therapeutics Inc rights (b)(d)	58,324	0
Cartesian Therapeutics Inc rights (b)(d)	43,098	12,498
Catalyst Pharmaceuticals Inc (b)	55,438	1,179,166
Celcuity Inc (b)	15,886	1,225,764
Celldex Therapeutics Inc (b)	32,048	856,643
CG oncology Inc (b)	31,067	1,344,269
Cogent Biosciences Inc (b)	67,103	1,093,779
Coherus Oncology Inc (b)(c)	63,049	105,922
Compass Therapeutics Inc (b)	71,288	266,617
Corvus Pharmaceuticals Inc (b)(c)	29,825	239,793
Cullinan Therapeutics Inc (b)	23,061	199,708
Cytokinetics Inc (b)(c)	57,441	3,652,673
Day One Biopharmaceuticals Inc (b)	36,037	268,115
Denali Therapeutics Inc (b)	67,032	1,091,281
Dianthus Therapeutics Inc (b)	12,862	449,913
Disc Medicine Inc (b)	13,714	1,182,421
Dynavax Technologies Corp (b)	48,391	496,492
Dyne Therapeutics Inc (b)	59,443	1,342,223
Editas Medicine Inc (b)	44,037	135,634
Emergent BioSolutions Inc (b)	25,058	312,724
Enanta Pharmaceuticals Inc (b)	8,442	92,524
Entrada Therapeutics Inc (b)	10,865	75,512
Erasca Inc (b)	104,221	252,215
Exact Sciences Corp (b)	91,117	5,894,359
Exelixis Inc (b)	129,547	5,009,582
Geron Corp (b)	272,720	343,627
Gilead Sciences Inc	596,136	71,411,131
Gossamer Bio Inc (b)	92,611	226,897
GRAIL Inc (b)(c)	13,137	1,207,684
Halozyme Therapeutics Inc (b)	56,303	3,670,393
Heron Therapeutics Inc (b)(c)	63,106	73,203
Humacyte Inc Class A (b)(c)	55,828	93,233
Ideaya Biosciences Inc (b)	42,278	1,346,977
ImmunityBio Inc (b)(c)	141,587	339,809
Immunome Inc (b)	39,111	628,514
Immunovant Inc (b)	32,282	796,720
Incyte Corp (b)	78,915	7,376,974
Insmed Inc (b)	101,600	19,263,360
Intellia Therapeutics Inc (b)(c)	51,496	649,880
Ionis Pharmaceuticals Inc (b)	76,778	5,704,605
Iovance Biotherapeutics Inc (b)(c)	147,150	289,886
Ironwood Pharmaceuticals Inc Class A (b)	63,736	122,373
Janux Therapeutics Inc (b)	23,192	665,842
KalVista Pharmaceuticals Inc (b)	16,638	181,521
Keros Therapeutics Inc (b)(c)	15,909	242,135
Kodiak Sciences Inc (b)	15,884	287,898
Korro Bio Inc (b)	3,338	136,558
Krystal Biotech Inc (b)	12,311	2,431,546
Kura Oncology Inc (b)	42,579	437,286
Kymera Therapeutics Inc (b)	25,759	1,592,937
Lexicon Pharmaceuticals Inc (b)	83,521	115,259
Madrigal Pharmaceuticals Inc (b)	8,747	3,664,118
MannKind Corp (b)	144,655	808,621
MiMedx Group Inc (b)	56,948	435,652
Mineralys Therapeutics Inc (b)	25,527	1,043,033
Mirum Pharmaceuticals Inc (b)	20,728	1,505,889
Moderna Inc (b)	165,796	4,503,019
Monte Rosa Therapeutics Inc (b)	22,433	288,264
Myriad Genetics Inc (b)	44,470	357,539
Natera Inc (b)	65,983	13,125,998
Neurocrine Biosciences Inc (b)	47,538	6,807,917
Neurogene Inc (b)	5,595	191,685
Nkarta Inc (b)	21,107	44,536
Novavax Inc (b)(c)	78,204	656,914
Nurix Therapeutics Inc (b)	32,201	416,681
Nuvalent Inc Class A (b)	22,391	2,223,874
Ocugen Inc (b)(c)	144,986	226,178
Olema Pharmaceuticals Inc (b)	19,762	177,265
OmniAb Operations Inc (b)(d)	2,111	844
OmniAb Operations Inc (b)(d)	2,111	675
Organogenesis Holdings Inc Class A (b)	32,146	136,621
ORIC Pharmaceuticals Inc (b)	36,948	486,236
PDL BioPharma Inc (b)(d)	20,940	0
Perspective Therapeutics Inc (b)	25,341	69,181
Praxis Precision Medicines Inc (b)	9,392	1,866,754
Precigen Inc (b)(c)	77,835	322,237
Prime Medicine Inc (b)	31,537	155,793
Protagonist Therapeutics Inc (b)	28,021	2,203,011
PTC Therapeutics Inc (b)	37,918	2,590,179
Puma Biotechnology Inc (b)	16,692	85,129
RAPT Therapeutics Inc (b)	4,286	129,480
Recursion Pharmaceuticals Inc Class A (b)(c)	205,021	1,131,716
Regeneron Pharmaceuticals Inc	48,952	31,906,914
REGENXBIO Inc (b)	22,755	290,581
Relay Therapeutics Inc (b)	65,543	467,977
Replimune Group Inc (b)(c)	34,612	336,775
Revolution Medicines Inc (b)	84,159	4,951,916
Rezolute Inc/old (b)	35,587	331,671
Rhythm Pharmaceuticals Inc (b)	28,932	3,291,304
Rigel Pharmaceuticals Inc (b)	8,340	263,377
Rocket Pharmaceuticals Inc (b)	36,823	138,823
Roivant Sciences Ltd (b)	206,670	4,131,333
Sana Biotechnology Inc (b)	72,412	358,439
Sangamo Therapeutics Inc (b)(c)	148,304	88,686
Sarepta Therapeutics Inc (b)	47,125	1,131,471
Savara Inc (b)	56,679	235,218
Scholar Rock Holding Corp (b)	38,262	1,133,320
Seres Therapeutics Inc (b)(c)	3,890	62,629
Soleno Therapeutics Inc (b)	23,163	1,555,627
Spyre Therapeutics Inc (b)	25,365	620,428
Stoke Therapeutics Inc (b)	23,681	711,377
Summit Therapeutics Inc (b)(c)	71,122	1,344,917
Syndax Pharmaceuticals Inc (b)	41,476	568,221
Tango Therapeutics Inc (b)(c)	39,109	317,174
Taysha Gene Therapies Inc (b)	106,065	526,082
Tectonic Therapeutic Inc (b)(c)	5,330	97,273
TG Therapeutics Inc (b)	64,959	2,259,274
Travere Therapeutics Inc (b)	42,749	1,503,055
Twist Bioscience Corp (b)	28,865	949,370
Tyra Biosciences Inc (b)	11,141	176,473
Ultragenyx Pharmaceutical Inc (b)	46,406	1,605,648
United Therapeutics Corp (b)	21,743	9,684,984
Upstream Bio Inc (b)	16,417	424,379
Vanda Pharmaceuticals Inc (b)	31,092	135,250
Vaxcyte Inc (b)	56,015	2,536,359
Vera Therapeutics Inc Class A (b)	27,914	794,432
Veracyte Inc (b)	37,874	1,366,494
Verastem Inc (b)	27,459	259,488
Vericel Corp (b)	24,266	850,766
Vertex Pharmaceuticals Inc (b)	123,188	52,425,117
Viking Therapeutics Inc (b)(c)	53,986	2,055,787
Vir Biotechnology Inc (b)	44,321	264,153
Viridian Therapeutics Inc (b)	33,645	795,031
Voyager Therapeutics Inc (b)	19,046	88,945
Xencor Inc (b)	34,916	513,614
		668,700,575
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	836,035	103,350,648
Accuray Inc Del (b)	53,980	76,112
Align Technology Inc (b)	32,495	4,480,411
Alphatec Holdings Inc (b)	54,604	1,036,930
AngioDynamics Inc (b)	18,296	220,101
Artivion Inc (b)	19,981	906,538
AtriCure Inc (b)	23,839	823,637
Avanos Medical Inc (b)	20,007	222,278
Axogen Inc (b)	22,154	492,262
Baxter International Inc	245,850	4,540,850
Becton Dickinson & Co	137,745	24,616,409
Bioventus Inc (b)	23,647	154,888
Boston Scientific Corp (b)	711,613	71,673,661
Butterfly Network Inc Class A (b)(c)	99,638	268,026
Ceribell Inc (b)	10,569	120,487
Cerus Corp (b)	93,766	137,836
ClearPoint Neuro Inc (b)	13,038	302,742
CONMED Corp	15,050	662,200
Cooper Cos Inc/The (b)	95,732	6,692,624
CVRx Inc (b)	8,243	83,996
Delcath Systems Inc (b)	13,193	129,687
DENTSPLY SIRONA Inc	96,671	1,219,021
Dexcom Inc (b)	188,483	10,973,480
Edwards Lifesciences Corp (b)	282,039	23,254,116
Electromed Inc (b)	2,936	70,640
Embecta Corp	28,360	378,322
Enovis Corp (b)	27,686	864,911
Envista Holdings Corp (b)	79,528	1,618,395
GE HealthCare Technologies Inc	219,430	16,446,279
Glaukos Corp (b)	27,650	2,435,136
Globus Medical Inc Class A (b)	54,290	3,278,573
Haemonetics Corp (b)	23,017	1,151,080
Hologic Inc (b)	106,656	7,882,945
ICU Medical Inc (b)	12,053	1,447,445
IDEXX Laboratories Inc (b)	38,444	24,200,882
Inogen Inc (b)	11,633	95,856
Inspire Medical Systems Inc (b)	12,905	930,192
Insulet Corp (b)	33,758	10,566,592
Integer Holdings Corp (b)	16,751	1,081,612
Integra LifeSciences Holdings Corp (b)	32,394	389,052
Intuitive Surgical Inc (b)	172,201	92,003,551
iRadimed Corp	3,719	285,656
iRhythm Technologies Inc (b)	15,358	2,876,553
Lantheus Holdings Inc (b)	33,092	1,909,077
LeMaitre Vascular Inc	10,020	867,832
LivaNova PLC (b)	26,515	1,395,484
Masimo Corp (b)	22,066	3,103,583
Medtronic PLC	615,479	55,823,945
Merit Medical Systems Inc (b)	28,367	2,483,247
Neogen Corp (b)	104,654	645,715
NeuroPace Inc (b)	11,885	118,137
Novocure Ltd (b)	47,952	614,265
Omnicell Inc (b)	22,605	758,850
OraSure Technologies Inc (b)	32,799	89,869
Orthofix Medical Inc (b)	17,835	275,372
OrthoPediatrics Corp (b)	7,239	121,905
Penumbra Inc (b)	18,711	4,254,320
PROCEPT BioRobotics Corp (b)(c)	26,721	909,316
Pulse Biosciences Inc (b)(c)	9,365	158,549
QuidelOrtho Corp (b)	32,053	865,110
ResMed Inc	70,354	17,368,996
RxSight Inc (b)	17,900	157,341
Semler Scientific Inc (b)(c)	6,254	165,481
Senseonics Holdings Inc (b)(c)	18,215	128,416
SI-BONE Inc (b)	18,904	280,346
Solventum Corp (b)	70,706	4,881,542
STAAR Surgical Co (b)	23,787	615,370
STERIS PLC	47,256	11,138,239
Stryker Corp	165,231	58,861,891
Surmodics Inc (b)	6,482	177,834
Tactile Systems Technology Inc (b)	11,147	167,985
Tandem Diabetes Care Inc (b)	32,168	450,352
Teleflex Inc	21,226	2,642,000
TransMedics Group Inc (b)	16,362	2,152,257
Treace Medical Concepts Inc (b)	22,959	146,708
UFP Technologies Inc (b)	3,729	718,355
Utah Medical Products Inc	1,596	92,728
Varex Imaging Corp (b)	18,965	221,701
Zimmer Biomet Holdings Inc	95,262	9,579,547
		608,784,277
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	45,180	971,370
AdaptHealth Corp (b)	50,020	449,680
Addus HomeCare Corp (b)	8,763	1,024,307
agilon health Inc (b)	140,446	111,865
Alignment Healthcare Inc (b)	69,339	1,169,056
AMN Healthcare Services Inc (b)	17,661	347,745
Astrana Health Inc (b)	20,783	648,637
Aveanna Healthcare Holdings Inc (b)	34,230	309,782
BrightSpring Health Services Inc (b)	46,688	1,543,038
Brookdale Senior Living Inc (b)	115,379	1,069,563
Cardinal Health Inc	114,697	21,880,747
Castle Biosciences Inc (b)	14,509	369,980
Cencora Inc	93,109	31,453,151
Centene Corp (b)	223,823	7,916,634
Chemed Corp	7,017	3,026,432
Cigna Group/The	128,258	31,347,538
Clover Health Investments Corp Class A (b)(c)	189,801	669,998
Community Health Systems Inc (b)	53,811	208,787
Concentra Group Holdings Parent Inc	57,027	1,135,978
CorVel Corp (b)	15,042	1,112,356
Cross Country Healthcare Inc (b)	15,358	188,289
CVS Health Corp	609,364	47,621,797
DaVita Inc (b)	17,200	2,047,144
DocGo Inc Class A (b)	46,598	50,791
Elevance Health Inc	108,219	34,327,067
Encompass Health Corp	48,304	5,499,410
Enhabit Inc (b)	23,052	187,413
Ensign Group Inc/The	27,492	4,951,309
Fulgent Genetics Inc (b)	9,089	204,048
GeneDx Holdings Corp Class A (b)	10,256	1,404,149
Guardant Health Inc (b)	59,794	5,562,038
HCA Healthcare Inc	78,673	36,164,405
HealthEquity Inc (b)	41,454	3,920,719
Henry Schein Inc (b)	49,585	3,133,772
Hims & Hers Health Inc Class A (b)(c)	99,378	4,517,724
Humana Inc	57,803	16,080,217
Labcorp Holdings Inc	39,846	10,119,290
LifeStance Health Group Inc (b)	84,931	416,162
McKesson Corp	59,744	48,472,697
Molina Healthcare Inc (b)	26,076	3,991,193
National HealthCare Corp	6,077	725,837
National Research Corp Class A	7,042	94,080
NeoGenomics Inc (b)	61,331	599,204
OPKO Health Inc (b)	222,565	302,688
Option Care Health Inc (b)	77,620	2,020,449
Owens & Minor Inc (b)	33,717	133,856
PACS Group Inc (b)	20,965	253,257
Pediatrix Medical Group Inc (b)	41,158	698,451
Pennant Group Inc/The (b)	16,651	411,779
Premier Inc Class A	40,013	1,125,166
Privia Health Group Inc (b)	55,532	1,349,428
Progyny Inc (b)	38,391	718,296
Quest Diagnostics Inc	53,628	9,435,847
RadNet Inc (b)	33,102	2,515,421
Select Medical Holdings Corp	53,825	744,400
Sonida Senior Living Inc (b)	4,163	107,821
Surgery Partners Inc (b)	36,142	792,594
Talkspace Inc Class A (b)	72,445	233,997
Tenet Healthcare Corp (b)	42,369	8,748,775
UnitedHealth Group Inc	435,084	148,607,291
Universal Health Services Inc Class B	27,046	5,869,252
US Physical Therapy Inc	7,509	647,801
		521,761,968
Health Care Technology - 0.1%
Certara Inc (b)	58,149	676,273
Claritev Corp Class A (b)	3,664	238,526
Definitive Healthcare Corp Class A (b)	22,108	61,239
Doximity Inc Class A (b)	65,262	4,307,292
Evolent Health Inc Class A (b)	56,938	379,776
GoodRx Holdings Inc Class A (b)	42,017	141,597
Health Catalyst Inc (b)	37,546	121,274
HealthStream Inc	11,580	284,868
LifeMD Inc (b)	19,210	113,531
OptimizeRx Corp (b)	7,973	163,367
Phreesia Inc (b)	26,982	610,872
Schrodinger Inc/United States (b)	26,998	568,038
Simulations Plus Inc (b)	7,293	125,294
Teladoc Health Inc (b)	83,969	724,652
TruBridge Inc (b)	5,408	103,942
Veeva Systems Inc Class A (b)	72,274	21,046,190
Waystar Holding Corp (b)	55,017	1,972,359
		31,639,090
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (b)	55,846	761,739
Adaptive Biotechnologies Corp (b)	55,985	971,900
Agilent Technologies Inc	136,608	19,993,947
Avantor Inc (b)	327,231	3,867,870
Azenta Inc (b)	19,745	596,299
Bio-Rad Laboratories Inc Class A (b)	8,728	2,789,032
Bio-Techne Corp	75,442	4,720,406
BioLife Solutions Inc (b)	19,281	537,361
Bruker Corp	53,325	2,076,476
Charles River Laboratories International Inc (b)	23,613	4,251,993
Codexis Inc (b)	36,374	86,206
CryoPort Inc (b)	23,224	214,590
Cytek Biosciences Inc (b)	54,285	211,712
Danaher Corp	306,184	65,945,911
Fortrea Holdings Inc (b)	43,645	456,527
Ginkgo Bioworks Holdings Inc Class A (b)(c)	19,155	248,823
Illumina Inc (b)	73,719	9,107,245
IQVIA Holdings Inc (b)	81,752	17,696,038
Lifecore Biomedical Inc (b)	18,022	129,578
Maravai LifeSciences Holdings Inc Class A (b)	58,449	183,530
MaxCyte Inc (b)	46,917	72,252
Medpace Holdings Inc (b)	10,654	6,231,631
Mesa Laboratories Inc	2,490	179,006
Mettler-Toledo International Inc (b)	9,905	14,028,352
Niagen Bioscience Inc (b)	25,446	191,863
OmniAb Inc (b)	42,186	65,388
Pacific Biosciences of California Inc (b)	135,537	317,157
Personalis Inc (b)(c)	25,980	250,447
Quanterix Corp (b)	21,733	116,054
Quantum-Si Inc Class A (b)	81,213	174,608
Repligen Corp (b)	25,414	3,788,211
Revvity Inc	55,542	5,198,176
Sotera Health Co (b)	84,596	1,404,294
Standard BioTools Inc (b)	139,991	167,989
Thermo Fisher Scientific Inc	181,406	102,927,951
Waters Corp (b)	28,639	10,012,194
West Pharmaceutical Services Inc	34,561	9,748,621
		289,721,377
Pharmaceuticals - 2.7%
Aclaris Therapeutics Inc (b)	57,316	144,436
Alumis Inc (b)	29,677	140,966
Amneal Intermediate Inc Class A (b)	82,416	891,741
Amphastar Pharmaceuticals Inc (b)	17,211	438,881
Amylyx Pharmaceuticals Inc (b)	39,059	544,092
ANI Pharmaceuticals Inc (b)	8,190	742,014
Aquestive Therapeutics Inc (b)(c)	43,220	294,760
Arvinas Inc (b)	34,057	345,338
Axsome Therapeutics Inc (b)	20,244	2,732,738
Bristol-Myers Squibb Co	977,926	45,053,051
Collegium Pharmaceutical Inc (b)	15,468	556,848
Corcept Therapeutics Inc (b)	45,169	3,318,566
CorMedix Inc (b)(c)	33,814	376,350
Crinetics Pharmaceuticals Inc (b)	45,238	1,967,853
Edgewise Therapeutics Inc (b)	35,638	651,463
Elanco Animal Health Inc (b)	238,954	5,292,831
Eli Lilly & Co	381,907	329,532,275
Enliven Therapeutics Inc (b)	21,552	504,748
Esperion Therapeutics Inc (b)	97,545	289,709
Evolus Inc (b)	31,820	205,557
EyePoint Pharmaceuticals Inc (b)	33,170	434,195
Fulcrum Therapeutics Inc (b)	19,589	171,404
Harmony Biosciences Holdings Inc (b)	19,410	554,544
Harrow Inc (b)(c)	15,873	599,523
Innoviva Inc (b)	28,992	527,654
Jazz Pharmaceuticals PLC (b)	29,019	3,994,175
Johnson & Johnson	1,156,790	218,482,927
LENZ Therapeutics Inc (b)(c)	9,655	286,947
Ligand Pharmaceuticals Inc (b)	9,501	1,817,636
Liquidia Corp (b)(c)	32,691	796,353
Merck & Co Inc	1,199,786	103,157,600
Mind Medicine MindMed Inc (b)(c)	36,820	522,844
Nektar Therapeutics (b)(c)	9,129	592,746
Nuvation Bio Inc Class A (b)	116,107	606,079
Ocular Therapeutix Inc (b)	81,649	952,027
Omeros Corp (b)(c)	32,877	240,988
Organon & Co	124,667	841,502
Pacira BioSciences Inc (b)	22,248	475,662
Perrigo Co PLC	66,249	1,374,004
Pfizer Inc	2,731,531	67,332,239
Phathom Pharmaceuticals Inc (b)	20,998	284,523
Phibro Animal Health Corp Class A	9,846	414,123
Prestige Consumer Healthcare Inc (b)	23,599	1,430,099
Royalty Pharma PLC Class A	182,893	6,865,803
Septerna Inc (b)(c)	11,066	227,960
SIGA Technologies Inc	18,639	154,331
Supernus Pharmaceuticals Inc (b)	26,594	1,466,127
Tarsus Pharmaceuticals Inc (b)	18,682	1,285,508
Terns Pharmaceuticals Inc (b)	33,069	273,150
Theravance Biopharma Inc (b)	16,315	239,178
Third Harmonic Bio Inc (b)(d)	9,227	0
Trevi Therapeutics Inc (b)	47,480	553,617
Viatris Inc	558,953	5,790,753
WaVe Life Sciences Ltd (b)	57,483	519,646
Xeris Biopharma Holdings Inc (b)	77,464	751,401
Xeris Biopharma Holdings Inc rights (b)(d)	8,992	0
Zevra Therapeutics Inc (b)	27,253	277,436
Zoetis Inc Class A	212,913	30,678,634
		848,997,555
TOTAL HEALTH CARE		2,969,604,842

Industrials - 9.4%
Aerospace & Defense - 2.3%
AAR Corp (b)	16,964	1,428,538
AeroVironment Inc (b)	15,306	5,661,842
AerSale Corp (b)	13,616	101,030
Archer Aviation Inc Class A (b)(c)	252,991	2,838,559
Astronics Corp (b)	14,927	734,110
ATI Inc (b)	66,275	6,559,237
Axon Enterprise Inc (b)	37,721	27,620,448
Boeing Co (b)	363,249	73,020,314
BWX Technologies Inc	43,952	9,388,587
Byrna Technologies Inc (b)(c)	8,358	169,250
Cadre Holdings Inc	13,972	593,251
Carpenter Technology Corp	23,957	7,568,016
Curtiss-Wright Corp	18,120	10,794,628
Ducommun Inc (b)	6,595	605,091
GE Aerospace	509,375	157,371,406
General Dynamics Corp	121,254	41,820,505
HEICO Corp	19,942	6,336,969
HEICO Corp Class A	36,379	9,012,170
Hexcel Corp	37,993	2,712,700
Howmet Aerospace Inc	193,687	39,889,838
Huntington Ingalls Industries Inc	18,815	6,058,806
Intuitive Machines Inc Class A (b)(c)	53,073	633,161
Kratos Defense & Security Solutions Inc (b)	81,038	7,342,043
L3Harris Technologies Inc	89,915	25,994,427
Leonardo DRS Inc	36,977	1,351,879
Loar Holdings Inc (b)	17,039	1,348,296
Lockheed Martin Corp	98,695	48,546,097
Mercury Systems Inc (b)	25,259	1,955,299
Moog Inc Class A	13,611	2,788,213
National Presto Industries Inc	2,748	293,954
Northrop Grumman Corp	64,657	37,724,127
Redwire Corp Class A (b)(c)	27,039	212,797
Rocket Lab Corp	204,048	12,850,943
RTX Corp	642,940	114,764,790
Spirit AeroSystems Holdings Inc Class A (b)	56,799	2,083,955
StandardAero Inc (b)	67,176	1,940,715
Textron Inc	85,641	6,920,649
TransDigm Group Inc	27,062	35,410,898
V2X Inc (b)	9,935	567,189
Virgin Galactic Holdings Inc Class A (b)(c)	28,583	112,617
VSE Corp	9,911	1,790,719
Woodward Inc	28,832	7,557,156
		722,475,219
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	56,727	8,735,391
Expeditors International of Washington Inc	65,194	7,947,149
FedEx Corp	104,254	26,461,750
Forward Air Corp Class A (b)	10,181	191,505
GXO Logistics Inc (b)	54,959	3,089,245
Hub Group Inc Class A	29,640	1,091,641
United Parcel Service Inc Class B	353,684	34,102,211
		81,618,892
Building Products - 0.6%
A O Smith Corp	54,948	3,626,019
AAON Inc (c)	32,596	3,207,120
Advanced Drainage Systems Inc	34,532	4,836,207
Allegion plc	41,189	6,827,901
American Woodmark Corp (b)	6,850	436,551
Apogee Enterprises Inc	10,311	377,485
Armstrong World Industries Inc	20,818	3,964,372
AZZ Inc	14,644	1,462,203
Builders FirstSource Inc (b)	53,049	6,162,702
Carlisle Cos Inc	20,452	6,647,923
Carrier Global Corp	384,365	22,865,874
CSW Industrials Inc	8,050	2,015,881
Fortune Brands Innovations Inc	57,525	2,922,270
Gibraltar Industries Inc (b)	14,019	874,645
Griffon Corp	18,759	1,388,354
Hayward Holdings Inc (b)	95,315	1,617,496
Insteel Industries Inc	9,315	291,000
Janus International Group Inc (b)	66,443	637,853
JELD-WEN Holding Inc (b)	38,745	168,152
Johnson Controls International plc	314,216	35,943,168
Lennox International Inc	15,363	7,758,315
Masco Corp	100,588	6,514,079
Masterbrand Inc (b)	61,569	777,616
Owens Corning	40,231	5,121,809
Quanex Building Products Corp	21,750	309,067
Resideo Technologies Inc (b)	65,487	2,802,844
Simpson Manufacturing Co Inc	20,009	3,531,589
Tecnoglass Inc	12,638	753,604
Trane Technologies PLC	106,851	47,938,701
Trex Co Inc (b)	51,465	2,486,789
UFP Industries Inc	27,980	2,577,797
Zurn Elkay Water Solutions Corp	71,651	3,375,479
		190,220,865
Commercial Services & Supplies - 0.5%
ABM Industries Inc	30,091	1,293,913
ACCO Brands Corp	41,985	157,864
ACV Auctions Inc Class A (b)	80,712	732,058
Brady Corp Class A	20,984	1,592,895
BrightView Holdings Inc (b)	33,237	409,480
Brink's Co/The	19,897	2,211,751
Casella Waste Systems Inc Class A (b)	30,062	2,662,591
CECO Environmental Corp (b)	14,458	706,852
Cintas Corp	164,438	30,136,553
Clean Harbors Inc (b)	24,163	5,086,553
Copart Inc (b)	427,405	18,382,689
CoreCivic Inc (b)	52,419	971,324
Deluxe Corp	21,002	380,346
Ennis Inc	12,551	205,836
Enviri Corp (b)	38,925	475,274
GEO Group Inc/The (b)	66,464	1,127,894
Healthcare Services Group Inc (b)	35,241	629,757
HNI Corp	22,486	920,127
Interface Inc	28,468	708,853
Liquidity Services Inc (b)	11,778	281,965
MillerKnoll Inc	32,900	513,898
Montrose Environmental Group Inc (b)	15,373	397,853
MSA Safety Inc	17,697	2,778,960
OPENLANE Inc (b)	50,944	1,345,940
Perma-Fix Environmental Services Inc (b)(c)	9,135	125,058
Pitney Bowes Inc	75,749	748,400
Quad/Graphics Inc Class A	13,823	76,165
Republic Services Inc	97,350	20,272,164
Rollins Inc	134,989	7,776,716
Steelcase Inc Class A	50,609	807,720
Tetra Tech Inc	126,446	4,043,743
UniFirst Corp/MA	7,165	1,105,918
Veralto Corp	119,111	11,753,873
Vestis Corp	55,214	289,874
Virco Mfg. Corp	5,465	40,004
Waste Management Inc	177,898	35,538,684
		156,689,545
Construction & Engineering - 0.4%
AECOM	63,584	8,542,510
Ameresco Inc Class A (b)	14,669	579,719
API Group Corp (b)	177,550	6,537,391
Arcosa Inc	23,545	2,401,590
Argan Inc	6,536	2,001,389
Bowman Consulting Group Ltd (b)	6,533	282,814
Comfort Systems USA Inc	16,924	16,341,476
Construction Partners Inc Class A (b)	22,826	2,610,153
Dycom Industries Inc (b)	13,933	4,009,778
EMCOR Group Inc	21,517	14,540,758
Everus Construction Group Inc (b)	24,384	2,216,262
Fluor Corp (b)	77,597	3,784,406
Granite Construction Inc	21,005	2,161,625
Great Lakes Dredge & Dock Corp (b)	30,963	351,430
IES Holdings Inc (b)	4,188	1,641,193
Limbach Holdings Inc (b)	5,338	504,334
MasTec Inc (b)	29,477	6,018,024
Matrix Service Co (b)	14,145	212,458
MYR Group Inc (b)	7,447	1,621,212
NWPX Infrastructure Inc (b)	5,134	308,861
Orion Group Holdings Inc (b)	17,220	185,459
Primoris Services Corp	25,847	3,657,867
Quanta Services Inc	71,596	32,155,912
Sterling Infrastructure Inc (b)	14,600	5,517,340
Tutor Perini Corp (b)	21,242	1,430,861
Valmont Industries Inc	9,500	3,927,585
WillScot Holdings Corp	87,169	1,895,926
		125,438,333
Electrical Equipment - 1.1%
Acuity Inc	14,572	5,319,509
Allient Inc	7,284	398,289
American Superconductor Corp (b)	21,644	1,281,974
AMETEK Inc	110,938	22,421,679
Array Technologies Inc (b)(c)	73,230	634,172
Atkore Inc	15,943	1,104,053
Blink Charging Co (b)(c)	61,181	104,008
Bloom Energy Corp Class A (b)(c)	103,449	13,671,820
ChargePoint Holdings Inc Class A (b)(c)	9,329	100,753
Eaton Corp PLC	187,024	71,360,877
Emerson Electric Co	270,397	37,739,309
EnerSys	17,939	2,263,184
Enovix Corp Class B (b)	84,872	1,017,615
Eos Energy Enterprises Inc (b)(c)	124,386	1,993,908
Fluence Energy Inc Class A (b)(c)	30,782	646,422
FuelCell Energy Inc (b)	9,932	88,891
GE Vernova Inc	130,784	76,526,950
Generac Holdings Inc (b)	28,242	4,745,221
GrafTech International Ltd (b)	9,252	124,902
Hubbell Inc	25,498	11,984,060
Hyliion Holdings Corp Class A (b)	61,412	145,546
LSI Industries Inc	14,853	339,985
Net Power Inc Class A (b)(c)	16,161	61,735
NEXTracker Inc Class A (b)	71,160	7,202,815
NuScale Power Corp Class A (b)(c)	62,678	2,812,362
nVent Electric PLC	77,197	8,827,477
Plug Power Inc (b)	552,846	1,487,156
Powell Industries Inc (c)	4,552	1,745,191
Preformed Line Products Co	1,358	288,045
Regal Rexnord Corp	31,792	4,479,175
Rockwell Automation Inc	54,028	19,901,754
Sensata Technologies Holding PLC	69,760	2,220,461
SES AI Corp Class A (b)	126,474	298,479
Shoals Technologies Group Inc (b)	80,974	851,037
Sunrun Inc (b)	111,110	2,306,644
Thermon Group Holdings Inc (b)	15,522	445,947
Vertiv Holdings Co Class A	183,470	35,384,024
Vicor Corp (b)	11,151	1,011,730
		343,337,159
Ground Transportation - 0.9%
ArcBest Corp	10,708	795,819
Avis Budget Group Inc (b)(c)	8,173	1,112,100
Covenant Logistics Group Inc Class A	7,275	146,737
CSX Corp	895,385	32,251,768
Ftai Infrastructure Inc	53,084	283,469
Heartland Express Inc	20,647	161,047
Hertz Global Holdings Inc (b)(c)	57,673	295,862
JB Hunt Transport Services Inc	36,772	6,209,320
Knight-Swift Transportation Holdings Inc	77,611	3,501,808
Landstar System Inc	16,615	2,133,864
Lyft Inc Class A (b)	191,449	3,917,047
Marten Transport Ltd	28,264	289,706
Norfolk Southern Corp	107,698	30,519,459
Old Dominion Freight Line Inc	89,003	12,497,801
Proficient Auto Logistics Inc (b)	12,544	93,828
RXO Inc (b)	78,831	1,397,674
Ryder System Inc	19,643	3,324,185
Saia Inc (b)	12,802	3,744,585
Schneider National Inc Class B	24,048	513,906
U-Haul Holding Co (b)	5,984	318,109
U-Haul Holding Co Class N	46,115	2,236,117
Uber Technologies Inc (b)	1,001,793	96,673,025
Union Pacific Corp	284,763	62,753,222
Universal Logistics Holdings Inc	3,545	57,357
Werner Enterprises Inc	29,588	775,206
XPO Inc (b)	56,618	8,145,632
		274,148,653
Industrial Conglomerates - 0.3%
3M Co	255,988	42,622,002
Honeywell International Inc	304,996	61,404,845
		104,026,847
Machinery - 1.8%
3D Systems Corp (b)(c)	66,113	189,083
AGCO Corp	29,734	3,067,359
Alamo Group Inc	5,081	908,076
Albany International Corp Class A	14,301	809,151
Allison Transmission Holdings Inc	40,321	3,328,499
Astec Industries Inc	10,677	496,801
Atmus Filtration Technologies Inc	39,297	1,787,228
Blue Bird Corp (b)	15,313	765,037
Caterpillar Inc	225,042	129,907,745
Chart Industries Inc (b)	21,201	4,232,144
CNH Industrial NV Class A	427,793	4,487,549
Columbus McKinnon Corp/NY	12,978	210,633
Crane Co	23,473	4,459,870
Cummins Inc	66,197	28,973,103
Deere & Co	120,997	55,855,845
Donaldson Co Inc	56,036	4,721,033
Douglas Dynamics Inc	10,799	326,454
Dover Corp	65,942	11,965,835
Energy Recovery Inc (b)	26,401	451,721
Enerpac Tool Group Corp Class A	26,136	1,072,621
Enpro Inc	10,109	2,345,389
Esab Corp	27,410	3,202,036
ESCO Technologies Inc	12,432	2,728,451
Federal Signal Corp	29,318	3,460,404
Flowserve Corp	62,727	4,281,118
Fortive Corp	162,648	8,187,700
Franklin Electric Co Inc	18,435	1,747,085
Gates Industrial Corp PLC (b)	122,865	2,712,859
Gorman-Rupp Co/The	9,581	430,858
Graco Inc	79,579	6,507,175
Graham Corp (b)	4,721	294,071
Greenbrier Cos Inc/The	15,162	633,317
Helios Technologies Inc	16,179	895,669
Hillenbrand Inc	33,590	1,061,444
Hillman Solutions Corp Class A (b)	94,178	868,321
Hyster-Yale Inc Class A	5,048	181,425
IDEX Corp	36,204	6,207,538
Illinois Tool Works Inc	127,403	31,076,140
Ingersoll Rand Inc	173,529	13,245,469
ITT Inc	37,427	6,926,615
JBT Marel Corp	24,842	3,132,576
Kadant Inc	5,655	1,564,512
Kennametal Inc	36,585	803,041
Lincoln Electric Holdings Inc	26,537	6,221,600
Lindsay Corp	5,219	580,562
Manitowoc Co Inc/The (b)	16,169	164,438
Mayville Engineering Co Inc (b)	7,566	134,825
Middleby Corp/The (b)	22,524	2,798,157
Miller Industries Inc/TN	5,290	212,341
Mueller Industries Inc	53,074	5,618,944
Mueller Water Products Inc Class A1	74,985	1,924,115
Nordson Corp	25,907	6,009,129
Oshkosh Corp	30,842	3,802,510
Otis Worldwide Corp	188,613	17,495,742
PACCAR Inc	252,392	24,835,373
Parker-Hannifin Corp	61,365	47,424,713
Pentair PLC	78,808	8,381,231
Proto Labs Inc (b)	11,404	567,463
RBC Bearings Inc (b)	15,104	6,472,517
REV Group Inc	23,366	1,197,975
Snap-on Inc	25,095	8,420,627
SPX Technologies Inc (b)	23,778	5,323,656
Standex International Corp	5,800	1,352,734
Stanley Black & Decker Inc	74,520	5,046,494
Symbotic Inc Class A (b)	21,882	1,771,348
Tennant CO	9,005	720,400
Terex Corp	31,641	1,456,119
Timken Co/The	30,206	2,371,473
Titan International Inc (b)	21,825	164,779
Toro Co/The	47,644	3,560,436
Trinity Industries Inc	39,476	1,080,458
Wabash National Corp	19,442	155,924
Watts Water Technologies Inc Class A	13,210	3,601,046
Westinghouse Air Brake Technologies Corp	82,146	16,793,928
Worthington Enterprises Inc	15,028	842,921
Xylem Inc/NY	116,940	17,640,399
		564,653,377
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	18,372	313,058
Kirby Corp (b)	26,947	2,788,476
Matson Inc	15,150	1,529,393
		4,630,927
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	54,986	2,294,566
Allegiant Travel Co (b)(c)	6,552	407,403
American Airlines Group Inc (b)	315,955	4,148,489
Delta Air Lines 1991 Series J Pass Through Trust	311,794	17,890,740
Frontier Group Holdings Inc (b)(c)	27,730	107,038
JetBlue Airways Corp (b)	139,893	587,551
Joby Aviation Inc Class A (b)	102,409	1,775,772
SkyWest Inc (b)	19,461	1,955,441
Southwest Airlines Co	252,428	7,648,568
Strata Critical Medical Inc (b)	10,503	52,830
Sun Country Airlines Holdings Inc (b)	25,636	314,810
United Airlines Holdings Inc (b)	155,644	14,636,762
		51,819,970
Professional Services - 0.7%
Alight Inc Class A	234,011	673,952
Amentum Holdings Inc (b)	74,176	1,662,284
Automatic Data Processing Inc	194,456	50,616,897
Barrett Business Services Inc	11,934	482,969
BlackSky Technology Inc Class A (b)(c)	14,466	305,522
Booz Allen Hamilton Holding Corp Class A	59,123	5,153,161
Broadridge Financial Solutions Inc	56,294	12,407,198
CACI International Inc (b)	10,571	5,943,545
Cbiz Inc (b)	23,425	1,288,375
Clarivate PLC (b)(c)	217,056	737,990
Concentrix Corp	21,452	864,730
Conduent Inc (b)	71,279	169,644
CRA International Inc	3,278	624,426
CSG Systems International Inc	13,396	1,048,505
Dawn Bidco LLC (b)	76,808	5,279,782
Equifax Inc	59,534	12,567,627
ExlService Holdings Inc (b)	77,137	3,016,057
Exponent Inc	24,615	1,742,988
First Advantage Corp (b)	38,764	489,589
Franklin Covey Co (b)	5,067	86,038
FTI Consulting Inc (b)	15,301	2,524,818
Genpact Ltd	78,234	2,984,627
Heidrick & Struggles International Inc	10,035	585,743
Huron Consulting Group Inc (b)	7,696	1,265,530
ICF International Inc	8,859	711,201
Innodata Inc (b)(c)	15,249	1,137,728
Insperity Inc	17,123	755,467
Jacobs Solutions Inc	57,341	8,934,301
KBR Inc	62,255	2,667,004
Kelly Services Inc Class A	14,586	163,509
Kforce Inc	8,201	207,485
Korn Ferry	24,918	1,612,195
Legalzoom.com Inc (b)	57,004	568,330
Leidos Holdings Inc	61,687	11,749,523
ManpowerGroup Inc	22,444	688,133
Maximus Inc	26,965	2,241,331
Mistras Group Inc (b)	9,679	92,338
Parsons Corp (b)	25,536	2,123,063
Paychex Inc	155,847	18,238,774
Paycom Software Inc	24,109	4,510,553
Paylocity Holding Corp (b)	21,350	3,016,115
Planet Labs PBC Class A (b)	118,926	1,599,555
Resolute Holdings Management Inc	1,842	135,682
Resources Connection Inc	13,947	61,367
Robert Half Inc	48,167	1,261,494
Science Applications International Corp	22,626	2,120,282
Spire Global Inc Class A (b)	13,413	145,933
SS&C Technologies Holdings Inc	100,744	8,555,180
TransUnion	93,435	7,585,053
TriNet Group Inc	14,402	864,120
TrueBlue Inc (b)	16,066	76,153
TTEC Holdings Inc (b)(c)	7,974	27,828
UL Solutions Inc Class A	30,149	2,347,703
Upwork Inc (b)	63,522	1,012,541
Verisk Analytics Inc	67,094	14,677,483
Verra Mobility Corp Class A (b)	76,500	1,775,565
Willdan Group Inc (b)	6,767	639,549
		214,824,535
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	50,312	3,212,924
Alta Equipment Group Inc Class A	8,344	51,065
Applied Industrial Technologies Inc	18,295	4,703,462
BlueLinx Holdings Inc (b)	3,878	253,776
Boise Cascade Co	18,072	1,273,895
Core & Main Inc Class A (b)	91,049	4,750,937
Custom Truck One Source Inc Class A (b)	30,128	177,454
Distribution Solutions Group Inc (b)	3,625	99,108
DNOW Inc (b)	51,624	758,873
DXP Enterprises Inc/TX (b)	6,134	733,933
Fastenal Co	551,463	22,692,702
Ferguson Enterprises Inc	94,752	23,545,873
FTAI Aviation Ltd	49,275	8,519,648
GATX Corp	17,038	2,672,410
Global Industrial Co	6,262	177,966
Herc Holdings Inc	14,649	2,080,890
Hudson Technologies Inc (b)	17,880	162,261
McGrath RentCorp	11,823	1,270,263
Mrc Global Inc (b)	42,003	585,942
MSC Industrial Direct Co Inc Class A	22,187	1,883,898
NPK International Inc (b)	40,197	494,423
QXO Inc (b)(c)	232,638	4,110,713
Rush Enterprises Inc Class A	29,815	1,473,159
SiteOne Landscape Supply Inc (b)	21,312	2,765,658
Titan Machinery Inc (b)	10,469	171,692
Transcat Inc (b)	4,325	314,211
United Rentals Inc	30,917	26,934,273
Watsco Inc	16,780	6,175,208
Wesco International Inc	23,419	6,077,933
Willis Lease Finance Corp	1,364	175,110
WW Grainger Inc	21,131	20,687,249
Xometry Inc Class A (b)	20,822	1,013,823
		150,000,732
TOTAL INDUSTRIALS		2,983,885,054

Information Technology - 34.0%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	34,897	363,627
Applied Optoelectronics Inc (b)(c)	28,077	998,418
Arista Networks Inc	495,146	78,079,573
Aviat Networks Inc (b)	5,286	131,938
Calix Inc (b)	28,504	1,950,244
Ciena Corp (b)	67,965	12,907,913
Cisco Systems Inc	1,902,175	139,068,014
Clearfield Inc (b)	5,418	191,255
CommScope Holding Co Inc (b)	106,005	1,833,887
Digi International Inc (b)	17,848	654,665
Extreme Networks Inc (b)	63,463	1,207,066
F5 Inc (b)	27,617	6,988,482
Harmonic Inc (b)	54,542	583,599
Lumentum Holdings Inc (b)	33,457	6,743,593
Motorola Solutions Inc	80,010	32,540,867
Netgear Inc (b)	13,855	481,046
NetScout Systems Inc (b)	32,928	915,398
Ribbon Communications Inc (b)	42,722	143,546
Viasat Inc (b)	64,262	2,558,913
Viavi Solutions Inc (b)	107,420	1,901,334
		290,243,378
Electronic Equipment, Instruments & Components - 0.8%
908 Devices Inc (b)	12,432	99,206
Advanced Energy Industries Inc	18,141	3,677,725
Aeva Technologies Inc (b)	12,522	204,609
Amphenol Corp Class A	586,536	81,727,926
Arlo Technologies Inc (b)	49,949	966,014
Arrow Electronics Inc (b)	24,907	2,778,376
Avnet Inc	40,166	1,946,043
Badger Meter Inc	14,186	2,559,864
Bel Fuse Inc Class B	5,091	783,963
Belden Inc	18,935	2,307,230
Benchmark Electronics Inc	16,805	736,395
CDW Corp/DE	63,057	10,049,394
Climb Global Solutions Inc	2,012	223,493
Cognex Corp	80,274	3,322,541
Coherent Corp (b)	74,731	9,861,503
Corning Inc	374,612	33,370,437
Crane NXT Co (c)	23,735	1,501,239
CTS Corp	14,053	583,340
Daktronics Inc (b)	20,360	382,564
ePlus Inc	12,778	934,838
Evolv Technologies Holdings Inc Class A (b)	66,182	512,249
Flex Ltd (b)	180,488	11,284,110
Insight Enterprises Inc (b)	15,079	1,507,900
IPG Photonics Corp (b)	12,217	1,039,911
Itron Inc (b)	21,998	2,207,059
Jabil Inc	51,497	11,375,172
Keysight Technologies Inc (b)	82,562	15,105,544
Kimball Electronics Inc (b)	11,430	332,327
Knowles Corp (b)	40,781	962,839
Lightwave Logic Inc (b)(c)	60,432	284,635
Littelfuse Inc	11,937	2,904,391
Methode Electronics Inc	16,157	108,737
MicroVision Inc (b)(c)	146,899	171,872
Mirion Technologies Inc Class A (b)	117,368	3,447,098
Napco Security Technologies Inc	16,932	747,548
nLight Inc (b)	23,771	784,681
Novanta Inc (b)	17,277	2,194,352
OSI Systems Inc (b)	7,552	2,102,930
Ouster Inc Class A (b)	27,516	917,934
PC Connection Inc	5,717	348,565
Plexus Corp (b)	12,947	1,811,285
Powerfleet Inc NJ (b)(c)	55,637	283,749
Ralliant Corp	54,513	2,394,211
Red Cat Holdings Inc (b)(c)	48,615	546,919
Rogers Corp (b)	8,133	711,963
Sanmina Corp (b)	25,627	3,512,180
ScanSource Inc (b)	10,131	434,671
SmartRent Inc Class A (b)	74,843	104,032
TD SYNNEX Corp	36,791	5,757,424
Teledyne Technologies Inc (b)	22,538	11,873,469
Trimble Inc (b)	114,495	9,130,976
TTM Technologies Inc (b)	49,666	3,337,555
Vishay Intertechnology Inc	59,464	1,009,699
Vishay Precision Group Inc (b)	5,481	205,318
Vontier Corp	70,735	2,723,298
Zebra Technologies Corp Class A (b)	24,369	6,561,353
		266,754,656
IT Services - 1.3%
Accenture PLC Class A	299,215	74,833,673
Akamai Technologies Inc (b)	68,993	5,181,374
Amdocs Ltd	53,516	4,509,258
Applied Digital Corp (b)(c)	111,915	3,878,974
ASGN Inc (b)	21,096	944,257
Backblaze Inc Class A (b)	27,627	284,834
BigBear.ai Holdings Inc (b)(c)	177,411	1,227,684
Cloudflare Inc Class A (b)	150,332	38,079,096
Cognizant Technology Solutions Corp Class A	234,731	17,107,195
Commerce.com Inc (b)	29,279	135,562
DigitalOcean Holdings Inc (b)	32,734	1,330,964
DXC Technology Co (b)	87,726	1,245,709
EPAM Systems Inc (b)	26,825	4,386,961
Fastly Inc Class A (b)	64,136	531,687
Gartner Inc (b)	36,330	9,022,192
GoDaddy Inc Class A (b)	66,444	8,845,690
Grid Dynamics Holdings Inc (b)	33,446	312,386
Hackett Group Inc/The	11,667	211,289
IBM Corporation	447,473	137,557,676
Kyndryl Holdings Inc (b)	110,483	3,195,168
MongoDB Inc Class A (b)	39,270	14,130,131
Okta Inc Class A (b)	80,459	7,364,412
Rackspace Technology Inc (b)	52,024	83,238
Snowflake Inc (b)	160,302	44,063,814
TSS Inc/MD (b)(c)	11,353	230,012
Twilio Inc Class A (b)	73,769	9,949,963
Unisys Corp (b)	34,983	124,889
VeriSign Inc	40,379	9,682,884
		398,450,972
Semiconductors & Semiconductor Equipment - 13.7%
ACM Research Inc Class A (b)	25,216	1,045,455
Advanced Micro Devices Inc (b)	779,594	199,669,615
Aehr Test Systems (b)(c)	13,013	338,208
Alpha & Omega Semiconductor Ltd (b)	11,340	318,200
Ambarella Inc (b)	19,309	1,645,706
Ambiq Micro Inc (c)	1,984	60,631
Amkor Technology Inc	54,257	1,751,416
Analog Devices Inc	238,399	55,816,358
Applied Materials Inc	385,541	89,869,607
Atomera Inc (b)(c)	17,572	55,528
Axcelis Technologies Inc (b)	15,064	1,198,492
Broadcom Inc	2,259,431	835,153,481
CEVA Inc (b)	11,001	299,337
Cirrus Logic Inc (b)	24,775	3,286,404
Cohu Inc (b)	21,631	514,601
Credo Technology Group Holding Ltd (b)	72,604	13,621,962
Diodes Inc (b)	22,345	1,192,329
Enphase Energy Inc (b)	62,534	1,907,912
Entegris Inc	72,780	6,664,465
First Solar Inc (b)	51,548	13,760,223
FormFactor Inc (b)	37,026	2,034,579
Ichor Holdings Ltd (b)	15,707	356,235
Impinj Inc (b)	12,387	2,504,156
Intel Corp (b)	2,102,724	84,087,933
KLA Corp	63,400	76,634,116
Kopin Corp (b)	78,438	271,395
Lam Research Corp	608,034	95,741,034
Lattice Semiconductor Corp (b)	65,726	4,795,369
MACOM Technology Solutions Holdings Inc (b)	30,828	4,566,552
Marvell Technology Inc	414,252	38,831,982
MaxLinear Inc Class A (b)	39,492	598,304
Microchip Technology Inc	259,414	16,192,622
Micron Technology Inc	537,625	120,304,346
MKS Inc	32,168	4,622,863
Monolithic Power Systems Inc	23,018	23,133,090
Navitas Semiconductor Corp Class A (b)(c)	87,703	1,180,482
NVE Corp	2,246	155,086
NVIDIA Corp	11,721,067	2,373,398,858
ON Semiconductor Corp (b)	196,158	9,823,593
Onto Innovation Inc (b)	23,544	3,177,498
PDF Solutions Inc (b)	15,419	449,155
Penguin Solutions Inc (b)	22,832	508,469
Photronics Inc (b)	29,769	711,479
Power Integrations Inc	27,453	1,150,006
Qorvo Inc (b)	40,484	3,842,741
QUALCOMM Inc	518,104	93,725,014
Rambus Inc (b)	51,709	5,317,754
Rigetti Computing Inc Class A (b)	155,776	6,896,204
Semtech Corp (b)	41,491	2,815,579
Silicon Laboratories Inc (b)	15,742	2,063,461
SiTime Corp (b)	10,448	3,026,159
SkyWater Technology Inc (b)	13,479	235,680
Skyworks Solutions Inc	71,303	5,541,669
SolarEdge Technologies Inc (b)(c)	28,329	994,065
Synaptics Inc (b)	18,260	1,295,364
Teradyne Inc	76,477	13,900,460
Texas Instruments Inc	436,731	70,514,587
Ultra Clean Holdings Inc (b)	22,447	615,272
Universal Display Corp	21,147	3,114,530
Veeco Instruments Inc (b)	29,633	851,949
		4,308,149,620
Software - 10.7%
8x8 Inc (b)	57,915	106,564
A10 Networks Inc	34,274	611,448
ACI Worldwide Inc (b)	49,364	2,351,207
Adeia Inc	52,370	892,385
Adobe Inc (b)	203,783	69,349,393
Agilysys Inc (b)	12,189	1,529,232
Alarm.com Holdings Inc (b)	24,018	1,182,166
Alkami Technology Inc (b)(c)	37,598	762,863
Amplitude Inc Class A (b)	45,235	454,612
Appfolio Inc Class A (b)	10,940	2,783,464
Appian Corp Class A (b)	19,496	583,515
AppLovin Corp Class A (b)	130,051	82,885,404
Arteris Inc (b)	14,935	203,265
Asana Inc Class A (b)	44,639	627,178
Atlassian Corp Class A (b)	79,439	13,458,555
Aurora Innovation Inc Class A (b)(c)	547,739	2,870,152
Autodesk Inc (b)	102,824	30,984,984
AvePoint Inc Class A (b)	66,736	938,976
Bentley Systems Inc Class B	71,784	3,648,781
BILL Holdings Inc (b)	43,883	2,179,230
Blackbaud Inc (b)	17,923	1,147,789
BlackLine Inc (b)	24,875	1,424,094
Blend Labs Inc Class A (b)	107,566	356,043
Box Inc Class A (b)	69,411	2,227,399
Braze Inc Class A (b)	38,740	1,110,288
C3.ai Inc Class A (b)(c)	57,421	1,009,461
Cadence Design Systems Inc (b)	130,925	44,342,988
Ccc Intelligent Solutions Holdings Inc Class A (b)	264,971	2,310,547
Cerence Inc (b)	20,582	220,845
Cipher Mining Inc (b)(c)	139,245	2,596,919
Circle Internet Group Inc Class A (c)	25,424	3,228,340
Cleanspark Inc (b)(c)	134,819	2,399,778
Clear Secure Inc Class A	41,644	1,268,893
Clearwater Analytics Holdings Inc Class A (b)	137,685	2,534,781
Commvault Systems Inc (b)	21,347	2,971,929
Confluent Inc Class A (b)	139,624	3,263,013
Consensus Cloud Solutions Inc (b)	9,156	268,454
Core Scientific Inc (b)(c)	146,138	3,147,813
Crowdstrike Holdings Inc Class A (b)	119,743	65,021,646
Daily Journal Corp (b)(c)	423	171,332
Datadog Inc Class A (b)	155,353	25,293,022
Digimarc Corp (b)	6,348	61,766
Digital Turbine Inc (b)	47,140	294,154
Docusign Inc (b)	97,252	7,113,011
Dolby Laboratories Inc Class A	29,245	1,939,528
Domo Inc Class B (b)	16,615	227,626
Dropbox Inc Class A (b)	89,176	2,586,104
Dynatrace Inc (b)	144,618	7,313,332
Elastic NV (b)	44,716	3,989,562
Expensify Inc Class A (b)	22,932	37,379
Fair Isaac Corp (b)	11,535	19,142,679
Five9 Inc (b)	37,162	902,293
Fortinet Inc (b)	313,003	27,052,849
Freshworks Inc Class A (b)	95,278	1,057,586
Gen Digital Inc	268,785	7,085,173
Gitlab Inc Class A (b)	66,407	3,237,341
Guidewire Software Inc (b)	40,473	9,456,112
HubSpot Inc (b)	25,282	12,436,721
I3 Verticals Inc Class A (b)(c)	10,329	317,617
Informatica Inc Class A (b)	52,378	1,302,641
Intapp Inc (b)	26,967	1,034,993
InterDigital Inc	12,414	4,493,371
Intuit Inc	134,000	89,451,700
Jamf Holding Corp (b)	40,667	522,571
Klaviyo Inc Class A (b)	59,113	1,536,938
LiveRamp Holdings Inc (b)	32,040	875,974
Manhattan Associates Inc (b)	29,110	5,300,058
MARA Holdings Inc (b)(c)	177,159	3,236,695
Microsoft Corp	3,570,641	1,848,913,617
Mitek Systems Inc (b)	23,283	214,436
N-able Inc/US (b)	34,024	266,408
nCino Inc (b)(c)	50,718	1,353,156
NCR Voyix Corp (b)	65,042	742,129
NextNav Inc Class A (b)	42,236	563,851
Nutanix Inc Class A (b)	128,797	9,175,498
OneSpan Inc	18,414	209,920
Onestream Inc Class A (b)	37,854	715,062
Ooma Inc (b)	11,437	128,438
Oracle Corp	796,099	209,063,558
PagerDuty Inc (b)	44,116	708,503
Palantir Technologies Inc Class A (b)	1,092,521	219,017,685
Palo Alto Networks Inc (b)	320,898	70,674,576
PAR Technology Corp (b)	19,022	672,237
Pegasystems Inc	44,211	2,814,030
Pivotal Software Inc rights (b)(d)	5,752	0
Porch Group Inc (b)	46,362	697,748
Procore Technologies Inc (b)	55,338	4,085,051
Progress Software Corp (b)	20,356	867,980
PROS Holdings Inc (b)(c)	23,151	533,631
PTC Inc (b)	57,495	11,415,057
Q2 Holdings Inc (b)	29,908	1,847,118
Qualys Inc (b)	17,449	2,150,764
Rapid7 Inc (b)	27,804	514,652
Red Violet Inc	6,461	346,503
Rekor Systems Inc (b)	61,149	154,707
RingCentral Inc Class A (b)(c)	38,494	1,159,439
Riot Platforms Inc (b)	154,326	3,052,568
Roper Technologies Inc	51,706	23,068,632
Rubrik Inc Class A (b)	64,105	4,825,183
Salesforce Inc	459,254	119,594,334
Samsara Inc Class A (b)	144,338	5,798,057
SEMrush Holdings Inc Class A (b)	22,452	163,002
SentinelOne Inc Class A (b)	151,762	2,708,952
Servicenow Inc (b)	99,922	91,856,296
SoundHound AI Inc Class A (b)(c)	179,434	3,161,627
Sprinklr Inc Class A (b)	56,047	432,683
Sprout Social Inc Class A (b)	23,827	244,703
SPS Commerce Inc (b)	18,403	1,513,463
Strategy Inc Class A (b)	126,797	34,173,059
Synopsys Inc (b)	88,913	40,350,498
Telos Corp (b)	28,418	194,947
Tenable Holdings Inc (b)	58,232	1,689,893
Teradata Corp (b)	46,105	961,289
Terawulf Inc (b)(c)	148,503	2,301,797
Tyler Technologies Inc (b)	20,817	9,914,304
UiPath Inc Class A (b)	203,522	3,227,859
Unity Software Inc (b)	162,612	6,162,995
Varonis Systems Inc (b)	54,027	1,903,371
Verint Systems Inc (b)	28,520	578,386
Veritone Inc (b)	21,397	133,945
Vertex Inc Class A (b)	35,315	808,714
Viant Technology Inc Class A (b)	7,327	65,064
Weave Communications Inc (b)	32,987	244,434
Workday Inc Class A (b)	103,804	24,904,656
Workiva Inc Class A (b)	25,023	2,127,205
Xperi Inc (b)	20,670	138,902
Yext Inc (b)	49,696	420,925
Zeta Global Holdings Corp Class A (b)	93,194	1,676,560
Zoom Communications Inc Class A (b)	125,163	10,917,968
Zscaler Inc (b)	47,913	15,865,911
		3,400,912,458
Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc	7,128,873	1,927,433,394
CompoSecure Inc Class A (b)	22,765	452,113
Corsair Gaming Inc (b)	20,473	166,855
Dell Technologies Inc Class C	145,677	23,601,131
Diebold Nixdorf Inc (b)	18,010	1,065,292
Eastman Kodak Co (b)(c)	28,668	181,755
Hewlett Packard Enterprise Co	630,536	15,397,689
HP Inc	451,510	12,493,282
Immersion Corp	15,581	104,237
IonQ Inc (b)(c)	142,353	8,879,980
NetApp Inc	96,150	11,324,547
Pure Storage Inc Class A (b)	149,249	14,730,876
Sandisk Corp/DE	66,333	13,222,157
Seagate Technology Holdings PLC	102,188	26,147,865
Super Micro Computer Inc (b)	240,889	12,516,592
Turtle Beach Corp (b)	6,906	116,711
Western Digital Corp	166,687	25,038,054
Xerox Holdings Corp	54,101	179,615
		2,093,052,145
TOTAL INFORMATION TECHNOLOGY		10,757,563,229

Materials - 2.0%
Chemicals - 1.0%
AdvanSix Inc	12,436	231,185
Air Products and Chemicals Inc	107,000	25,957,130
Albemarle Corp	56,581	5,557,952
American Vanguard Corp (b)	17,173	76,762
Arq Inc (b)	14,648	97,262
Ashland Inc	21,692	1,060,739
ASP Isotopes Inc (b)	38,327	388,253
Aspen Aerogels Inc (b)	30,808	250,777
Avient Corp	43,945	1,409,316
Axalta Coating Systems Ltd (b)	103,913	2,958,403
Balchem Corp	15,694	2,407,303
Cabot Corp	25,441	1,716,759
Celanese Corp	52,799	2,029,594
CF Industries Holdings Inc	77,882	6,486,792
Chemours Co/The	73,753	987,553
Corteva Inc	326,351	20,051,005
Dow Inc	340,449	8,119,709
DuPont de Nemours Inc	201,442	16,447,739
Eastman Chemical Co	55,137	3,281,754
Ecolab Inc	122,634	31,443,358
Ecovyst Inc (b)	55,583	455,225
Element Solutions Inc	109,798	2,933,803
FMC Corp	60,427	916,678
Hawkins Inc	10,000	1,418,500
HB Fuller Co	25,881	1,484,793
Huntsman Corp	80,557	667,012
Ingevity Corp (b)	17,503	940,261
Innospec Inc	11,663	858,164
International Flavors & Fragrances Inc	122,818	7,733,849
Intrepid Potash Inc (b)	4,913	130,833
Koppers Holdings Inc	9,244	260,866
Kronos Worldwide Inc	10,509	51,703
Linde PLC	225,182	94,193,631
LSB Industries Inc (b)	24,883	209,764
LyondellBasell Industries NV Class A1	123,928	5,752,738
Mativ Holdings Inc	24,669	263,465
Minerals Technologies Inc	14,882	844,554
Mosaic Co/The	152,086	4,174,761
NewMarket Corp	3,759	2,886,536
Olin Corp	55,415	1,147,091
Origin Materials Inc Class A (b)	76,148	46,617
Perimeter Solutions Inc	66,233	1,557,138
PPG Industries Inc	108,418	10,597,860
PureCycle Technologies Inc (b)(c)	68,196	789,710
Quaker Chemical Corp	6,617	919,035
Rayonier Advanced Materials Inc (b)	33,936	235,855
RPM International Inc	61,814	6,755,034
Scotts Miracle-Gro Co/The	21,243	1,136,925
Sensient Technologies Corp	20,455	1,928,702
Sherwin-Williams Co/The	111,394	38,424,246
Solstice Advanced Materials Inc	76,085	3,429,151
Stepan Co	9,748	422,576
Trinseo PLC	17,088	24,947
Tronox Holdings PLC	53,067	185,735
Westlake Corp	16,046	1,104,125
		325,841,228
Construction Materials - 0.3%
Amrize Ltd (United States)	247,149	12,812,204
CRH PLC	322,809	38,446,552
Eagle Materials Inc	15,679	3,328,965
Knife River Corp (b)	27,220	1,645,721
Martin Marietta Materials Inc	28,969	17,760,894
United States Lime & Minerals Inc	5,212	610,951
Vulcan Materials Co	63,441	18,366,170
		92,971,457
Containers & Packaging - 0.2%
Amcor PLC	1,110,780	8,775,162
AptarGroup Inc	31,643	3,670,904
Ardagh Metal Packaging SA	66,903	238,844
Avery Dennison Corp	37,404	6,541,586
Ball Corp	130,555	6,136,085
Crown Holdings Inc	55,164	5,360,838
Graphic Packaging Holding CO	144,099	2,304,143
Greif Inc Class A	13,046	742,187
International Paper Co	253,278	9,786,663
Myers Industries Inc	17,264	299,185
O-I Glass Inc (b)	72,122	814,257
Packaging Corp of America	43,040	8,425,510
Ranpak Holdings Corp Class A (b)	19,855	105,232
Sealed Air Corp	70,583	2,365,236
Silgan Holdings Inc	42,128	1,626,983
Smurfit WestRock PLC	250,499	9,248,423
Sonoco Products Co	47,312	1,919,448
TriMas Corp	15,416	547,730
		68,908,416
Metals & Mining - 0.5%
Alcoa Corp	124,622	4,584,843
Alpha Metallurgical Resources Inc (b)	5,203	901,472
Century Aluminum Co (b)	25,137	744,558
Cleveland-Cliffs Inc (b)	236,574	2,940,615
Coeur Mining Inc (b)	309,167	5,308,397
Commercial Metals Co	53,985	3,204,550
Compass Minerals International Inc (b)	16,305	282,729
Contango ORE Inc (b)	4,292	92,105
Freeport-McMoRan Inc	689,897	28,768,705
Hecla Mining Co	318,323	4,096,817
Idaho Strategic Resources Inc (b)(c)	6,496	214,758
Ivanhoe Electric Inc / US (b)	45,389	671,303
Kaiser Aluminum Corp	7,973	721,796
Materion Corp	10,123	1,160,399
Mesabi Trust	6,354	216,926
Metallus Inc (b)	16,887	297,042
MP Materials Corp (b)(c)	64,733	4,084,005
Newmont Corp	527,784	42,734,670
Nucor Corp	110,298	16,550,215
Olympic Steel Inc	4,502	166,574
Ramaco Resources Inc Class A (b)	19,021	577,478
Reliance Inc	25,239	7,128,251
Royal Gold Inc	31,570	5,518,120
Ryerson Holding Corp	12,653	279,125
Steel Dynamics Inc	66,502	10,427,514
SunCoke Energy Inc	39,381	315,442
Warrior Met Coal Inc	25,068	1,700,613
Worthington Steel Inc	15,623	499,780
		144,188,802
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	7,532	132,939
Louisiana-Pacific Corp	30,516	2,658,249
Sylvamo Corp	16,538	671,442
		3,462,630
TOTAL MATERIALS		635,372,533

Real Estate - 2.2%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	35,379	565,003
Alpine Income Property Trust Inc	7,702	113,064
American Assets Trust Inc	22,261	425,408
Armada Hoffler Properties Inc Class A	37,935	248,095
Broadstone Net Lease Inc Class A	91,710	1,643,443
CTO Realty Growth Inc	15,025	250,617
Essential Properties Realty Trust Inc	95,028	2,839,437
Gladstone Commercial Corp	22,156	253,243
Global Net Lease Inc	100,125	762,953
WP Carey Inc	105,256	6,946,896
		14,048,159
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	75,119	4,373,428
American Healthcare REIT Inc	80,678	3,656,327
CareTrust REIT Inc	106,351	3,685,062
Community Healthcare Trust Inc	12,348	181,021
Diversified Healthcare Trust	104,499	445,166
Global Medical REIT Inc	6,274	192,612
Healthcare Realty Trust Inc	169,131	2,997,001
Healthpeak Properties Inc	334,497	6,004,221
LTC Properties Inc	22,664	795,053
Medical Properties Trust Inc (c)	238,201	1,231,499
National Health Investors Inc	22,662	1,688,546
Omega Healthcare Investors Inc	141,775	5,958,803
Sabra Health Care REIT Inc	114,815	2,046,003
Sila Realty Trust Inc	26,575	629,828
Universal Health Realty Income Trust	6,380	243,844
Ventas Inc	218,337	16,111,087
Welltower Inc	321,316	58,171,049
		108,410,550
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	107,219	1,199,781
Chatham Lodging Trust	25,115	160,735
DiamondRock Hospitality Co	99,215	775,861
Host Hotels & Resorts Inc	307,376	4,924,164
Park Hotels & Resorts Inc	95,731	985,072
Pebblebrook Hotel Trust	56,914	595,320
RLJ Lodging Trust	70,385	478,618
Ryman Hospitality Properties Inc	30,157	2,620,945
Service Properties Trust	77,121	165,039
Summit Hotel Properties Inc	50,482	259,477
Sunstone Hotel Investors Inc	92,389	817,643
Xenia Hotels & Resorts Inc	46,945	577,424
		13,560,079
Industrial REITs - 0.2%
Americold Realty Trust Inc	137,039	1,766,433
EastGroup Properties Inc	25,775	4,498,511
First Industrial Realty Trust Inc	63,681	3,520,286
Lineage Inc	27,575	1,086,455
LXP Industrial Trust	143,815	1,364,804
One Liberty Properties Inc	7,332	147,300
Plymouth Industrial REIT Inc	21,820	480,040
Prologis Inc	445,959	55,339,052
Rexford Industrial Realty Inc	113,473	4,688,704
STAG Industrial Inc Class A	89,825	3,437,603
Terreno Realty Corp	50,160	2,865,641
		79,194,829
Office REITs - 0.1%
Brandywine Realty Trust	78,943	270,774
BXP Inc	70,846	5,043,528
COPT Defense Properties	54,536	1,536,279
Cousins Properties Inc	80,642	2,091,047
Douglas Emmett Inc	80,962	1,047,648
Easterly Government Properties Inc	20,830	450,345
Empire State Realty Trust Inc Class A	63,289	467,706
Highwoods Properties Inc	52,302	1,497,406
Hudson Pacific Properties Inc (b)	183,330	447,325
JBG SMITH Properties	29,969	584,096
Kilroy Realty Corp	52,514	2,218,717
NET Lease Office Properties	6,906	202,691
Orion Properties Inc	22,412	55,358
Paramount Group Inc (b)	87,532	572,459
Peakstone Realty Trust	16,649	224,928
Piedmont Realty Trust Inc Class A1	57,174	460,822
Postal Realty Trust Inc Class A	11,398	168,804
SL Green Realty Corp	34,143	1,753,243
Vornado Realty Trust	77,096	2,925,022
		22,018,198
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	47,671	479,094
CBRE Group Inc Class A (b)	140,940	21,483,484
Compass Inc Class A (b)	219,980	1,696,046
CoStar Group Inc (b)	203,306	13,989,486
Cushman & Wakefield PLC (b)	111,993	1,758,290
Douglas Elliman Inc (b)	34,914	86,238
eXp World Holdings Inc	44,132	451,912
Forestar Group Inc (b)	8,716	226,703
Howard Hughes Holdings Inc (b)	14,836	1,176,198
Jones Lang LaSalle Inc (b)	22,705	6,927,068
Kennedy-Wilson Holdings Inc	54,653	413,177
Marcus & Millichap Inc	11,173	326,363
Newmark Group Inc Class A	75,274	1,342,135
Opendoor Technologies Inc Class A (b)(c)	320,389	2,489,423
RE/MAX Holdings Inc Class A (b)	8,338	66,119
RMR Group Inc/The Class A	8,663	134,017
Seaport Entertainment Group Inc (b)	3,853	92,742
St Joe Co/The	19,560	1,110,617
Tejon Ranch Co (b)	11,393	180,237
Zillow Group Inc Class A (b)	26,688	1,908,993
Zillow Group Inc Class C (b)	81,695	6,125,491
		62,463,833
Residential REITs - 0.2%
American Homes 4 Rent Class A	156,501	4,945,432
Apartment Investment and Management Co Class A	61,115	325,132
AvalonBay Communities Inc	68,275	11,874,389
Camden Property Trust	51,464	5,119,639
Centerspace	7,859	465,646
Elme Communities	42,050	691,723
Equity LifeStyle Properties Inc	93,087	5,682,961
Equity Residential	167,264	9,942,172
Essex Property Trust Inc	30,981	7,800,086
Independence Realty Trust Inc	112,958	1,799,421
Invitation Homes Inc	271,148	7,632,816
Mid-America Apartment Communities Inc	56,245	7,212,296
NexPoint Residential Trust Inc	10,185	312,374
Sun Communities Inc	56,557	7,160,116
UDR Inc	145,263	4,893,910
UMH Properties Inc	37,763	549,074
Veris Residential Inc	36,923	530,214
		76,937,401
Retail REITs - 0.3%
Acadia Realty Trust	62,357	1,189,148
Agree Realty Corp	53,240	3,887,052
Alexander's Inc	1,017	224,686
Brixmor Property Group Inc	146,898	3,842,852
CBL & Associates Properties Inc	7,341	217,073
Curbline Properties Corp	45,940	1,059,376
Federal Realty Investment Trust	37,881	3,643,773
FrontView REIT Inc	9,759	129,795
Getty Realty Corp	26,745	733,615
InvenTrust Properties Corp	37,818	1,036,213
Kimco Realty Corp	326,477	6,745,015
Kite Realty Group Trust	106,008	2,347,017
Macerich Co/The	121,464	2,083,108
NETSTREIT Corp	39,426	734,112
NNN REIT Inc	91,436	3,699,501
Phillips Edison & Co Inc	60,676	2,053,276
Realty Income Corp	439,703	25,493,980
Regency Centers Corp	78,561	5,416,781
Saul Centers Inc	6,413	189,889
Simon Property Group Inc	156,751	27,550,557
SITE Centers Corp	23,171	169,843
Tanger Inc	54,506	1,774,715
Urban Edge Properties	61,051	1,174,011
Whitestone REIT	20,639	258,813
		95,654,201
Specialized REITs - 0.8%
American Tower Corp	224,985	40,267,816
Crown Castle Inc	209,455	18,897,030
CubeSmart	109,639	4,130,101
Digital Realty Trust Inc	154,035	26,249,104
EPR Properties	36,624	1,795,308
Equinix Inc	47,017	39,776,852
Extra Space Storage Inc	102,187	13,646,052
Farmland Partners Inc	20,053	201,132
Four Corners Property Trust Inc	51,338	1,213,630
Gaming and Leisure Properties Inc	136,448	6,093,768
Gladstone Land Corp	17,625	159,683
Iron Mountain Inc	141,952	14,613,958
Lamar Advertising Co Class A	41,764	4,952,793
Millrose Properties Inc Class A	57,892	1,864,701
National Storage Affiliates Trust	34,317	998,282
Outfront Media Inc	70,308	1,243,749
PotlatchDeltic Corp	34,405	1,376,200
Public Storage Operating Co	75,934	21,152,175
Rayonier Inc	68,433	1,510,316
Safehold Inc	21,288	307,186
SBA Communications Corp Class A	51,526	9,866,198
VICI Properties Inc	512,551	15,371,404
Weyerhaeuser Co	347,901	8,001,723
		233,689,161
TOTAL REAL ESTATE		705,976,411

Utilities - 2.3%
Electric Utilities - 1.5%
ALLETE Inc	27,764	1,869,350
Alliant Energy Corp	123,306	8,239,307
American Electric Power Co Inc	256,847	30,888,420
Constellation Energy Corp	150,089	56,583,553
Duke Energy Corp	373,330	46,404,919
Edison International	185,085	10,250,007
Entergy Corp	214,478	20,609,191
Evergy Inc	110,575	8,493,266
Eversource Energy	178,472	13,173,018
Exelon Corp	485,188	22,376,871
FirstEnergy Corp	249,563	11,437,472
Hawaiian Electric Industries Inc (b)	84,444	981,239
IDACORP Inc	25,847	3,334,780
MGE Energy Inc	17,455	1,446,496
NextEra Energy Inc	989,325	80,531,056
NRG Energy Inc	92,947	15,973,871
OGE Energy Corp	96,522	4,260,481
Oklo Inc Class A (b)	55,917	7,424,100
Otter Tail Corp	20,144	1,555,520
PG&E Corp	1,056,402	16,860,176
Pinnacle West Capital Corp	57,396	5,080,694
Portland General Electric Co	52,727	2,408,569
PPL Corp	354,968	12,963,431
Southern Co/The	528,113	49,663,747
TXNM Energy Inc	45,385	2,577,868
Xcel Energy Inc	284,051	23,056,420
		458,443,822
Gas Utilities - 0.1%
Atmos Energy Corp	77,080	13,236,178
Chesapeake Utilities Corp	11,170	1,421,718
MDU Resources Group Inc	97,917	1,878,048
National Fuel Gas Co	43,396	3,424,378
New Jersey Resources Corp	48,380	2,143,234
Northwest Natural Holding Co	19,176	873,082
ONE Gas Inc	28,940	2,320,699
Southwest Gas Holdings Inc	30,685	2,439,458
Spire Inc	28,401	2,453,846
UGI Corp	103,748	3,468,296
		33,658,937
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	341,474	4,736,244
Clearway Energy Inc Class A	30,300	908,697
Clearway Energy Inc Class C	27,064	864,154
Hallador Energy Co (b)	16,778	362,908
Ormat Technologies Inc	29,282	3,114,726
Talen Energy Corp (b)	21,967	8,781,967
Vistra Corp	153,030	28,815,550
		47,584,246
Multi-Utilities - 0.5%
Ameren Corp	129,715	13,233,524
Avista Corp	39,160	1,490,038
Black Hills Corp	35,172	2,230,960
CenterPoint Energy Inc	313,410	11,984,798
CMS Energy Corp	143,697	10,568,914
Consolidated Edison Inc	173,361	16,887,095
Dominion Energy Inc	410,091	24,068,241
DTE Energy Co	99,681	13,510,763
NiSource Inc	226,159	9,523,555
Northwestern Energy Group Inc	29,552	1,763,368
Public Service Enterprise Group Inc	239,863	19,323,363
Sempra	313,480	28,821,352
Unitil Corp	8,837	430,804
WEC Energy Group Inc	154,664	17,280,609
		171,117,384
Water Utilities - 0.1%
American States Water Co	18,403	1,312,318
American Water Works Co Inc	93,826	12,050,073
Cadiz Inc (b)(c)	29,077	154,107
California Water Service Group	29,124	1,292,523
Consolidated Water Co Ltd	6,867	233,547
Essential Utilities Inc	134,977	5,268,152
H2O America	16,603	767,889
Middlesex Water Co	8,675	498,552
York Water Co/The	6,624	205,808
		21,782,969
TOTAL UTILITIES		732,587,358

TOTAL UNITED STATES		31,526,186,773
TOTAL COMMON STOCKS (Cost $18,822,955,788)		31,688,819,567

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $4,317,070)	4.15	4,323,000	4,318,361

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	103,055,199	103,075,810
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	134,648,610	134,662,075
TOTAL MONEY MARKET FUNDS (Cost $237,737,885)			237,737,885

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $19,065,010,743)	31,930,875,813
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(168,533,279)
NET ASSETS - 100.0%	31,762,342,534

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	44	12/19/2025	5,477,780	156,199	156,199
CME E-Mini S&P 500 Index Contracts (United States)	189	12/19/2025	64,959,300	2,209,206	2,209,206
CME E-Mini S&P MidCap 400 Index Contracts (United States)	11	12/19/2025	3,583,470	43,429	43,429

TOTAL FUTURES CONTRACTS					2,408,834
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $418,134 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,318,361.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,045,242	2,068,635,037	2,008,601,419	2,512,494	(3,050)	-	103,075,810	103,055,199	0.2%
Fidelity Securities Lending Cash Central Fund	160,056,780	776,944,540	802,339,245	1,817,887	-	-	134,662,075	134,648,610	0.5%
Total	203,102,022	2,845,579,577	2,810,940,664	4,330,381	(3,050)	-	237,737,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,983,251,924	2,983,251,924	-	-
Consumer Discretionary	3,332,143,070	3,332,143,070	-	-
Consumer Staples	1,405,963,119	1,405,963,119	-	-
Energy	916,699,725	916,699,725	-	-
Financials	4,157,160,613	4,157,160,613	-	-
Health Care	2,974,582,600	2,974,568,583	-	14,017
Industrials	2,993,482,934	2,993,482,934	-	-
Information Technology	10,837,144,669	10,837,144,669	-	-
Materials	649,827,144	649,827,144	-	-
Real Estate	705,976,411	705,976,411	-	-
Utilities	732,587,358	732,587,358	-	-

U.S. Treasury Obligations	4,318,361	-	4,318,361	-

Money Market Funds	237,737,885	237,737,885	-	-
Total Investments in Securities:	31,930,875,813	31,926,543,435	4,318,361	14,017
Derivative Instruments:

Assets
Futures Contracts	2,408,834	2,408,834	-	-
Total Assets	2,408,834	2,408,834	-	-
Total Derivative Instruments:	2,408,834	2,408,834	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,408,834	-
Total Equity Risk	2,408,834	-
Total Value of Derivatives	2,408,834	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity ZERO® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $142,628,739) - See accompanying schedule:
Unaffiliated issuers (cost $18,827,272,858)	$31,693,137,928
Fidelity Central Funds (cost $237,737,885)	237,737,885

Total Investment in Securities (cost $19,065,010,743)		$31,930,875,813
Segregated cash with brokers for derivative instruments		3,820,463
Foreign currency held at value (cost $2,946)		2,963
Receivable for investments sold		56,523
Receivable for fund shares sold		28,994,179
Dividends receivable		13,728,905
Distributions receivable from Fidelity Central Funds		325,865
Receivable for daily variation margin on futures contracts		329,115
Other receivables		394,644
Total assets		31,978,528,470
Liabilities
Payable for investments purchased	$70,258,962
Payable for fund shares redeemed	10,900,801
Other payables and accrued expenses	365,530
Collateral on securities loaned	134,660,643
Total liabilities		216,185,936
Net Assets		$31,762,342,534
Net Assets consist of:
Paid in capital		$19,191,744,594
Total accumulated earnings (loss)		12,570,597,940
Net Assets		$31,762,342,534
Net Asset Value, offering price and redemption price per share ($31,762,342,534 ÷ 1,333,213,672 shares)		$23.82
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$335,810,724
Interest		248,665
Income from Fidelity Central Funds (including $1,817,887 from security lending)		4,330,381
Total income		340,389,770
Expenses
Independent trustees' fees and expenses	$102,616
Total expenses before reductions	102,616
Expense reductions	(25,099)
Total expenses after reductions		77,517
Net Investment income (loss)		340,312,253
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(400,392,460)
Redemptions in-kind	127,123,048
Fidelity Central Funds	(3,050)
Foreign currency transactions	(117)
Futures contracts	7,191,457
Total net realized gain (loss)		(266,081,122)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,240,515,700
Assets and liabilities in foreign currencies	(6)
Futures contracts	2,116,375
Total change in net unrealized appreciation (depreciation)		5,242,632,069
Net gain (loss)		4,976,550,947
Net increase (decrease) in net assets resulting from operations		$5,316,863,200
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$340,312,253	$293,212,584
Net realized gain (loss)	(266,081,122)	105,317,131
Change in net unrealized appreciation (depreciation)	5,242,632,069	5,626,181,626
Net increase (decrease) in net assets resulting from operations	5,316,863,200	6,024,711,341
Distributions to shareholders	(288,265,326)	(235,874,094)

Share transactions
Proceeds from sales of shares	6,659,164,517	5,434,419,129
Reinvestment of distributions	256,760,209	208,297,059
Cost of shares redeemed	(4,078,801,734)	(2,580,354,001)

Net increase (decrease) in net assets resulting from share transactions	2,837,122,992	3,062,362,187
Total increase (decrease) in net assets	7,865,720,866	8,851,199,434

Net Assets
Beginning of period	23,896,621,668	15,045,422,234
End of period	$31,762,342,534	$23,896,621,668

Other Information
Shares
Sold	316,526,974	300,647,044
Issued in reinvestment of distributions	12,220,857	12,674,298
Redeemed	(195,735,069)	(141,915,145)
Net increase (decrease)	133,012,762	171,406,197

Financial Highlights
Fidelity ZERO® Total Market Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.91	$14.62	$13.68	$16.59	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.27	.26	.24	.22	.20
Net realized and unrealized gain (loss)	3.88	5.26	.91	(2.92)	4.89
Total from investment operations	4.15	5.52	1.15	(2.70)	5.09
Distributions from net investment income	(.24)	(.23)	(.21)	(.18)	(.17)
Distributions from net realized gain	-	-	-	(.03)	-
Total distributions	(.24)	(.23)	(.21)	(.21)	(.17)
Net asset value, end of period	$23.82	$19.91	$14.62	$13.68	$16.59
Total Return C	20.98%	38.06%	8.55%	(16.46)%	44.00%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	1.26%	1.44%	1.63%	1.50%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$31,762,343	$23,896,622	$15,045,422	$12,227,768	$12,297,505
Portfolio turnover rate G	3 % H	2% H	2%	3%	4% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity ZERO International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity ZERO Total Market Index Fund	365,527

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity ZERO Extended Market Index Fund	1,702,881,237	650,871,210	(259,946,224)	390,924,986
Fidelity ZERO International Index Fund	5,751,482,592	2,075,367,278	(411,319,470)	1,664,047,808
Fidelity ZERO Large Cap Index Fund	9,794,835,310	6,525,955,695	(521,597,407)	6,004,358,288
Fidelity ZERO Total Market Index Fund	19,226,829,810	13,862,060,747	(1,158,014,744)	12,704,046,003

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity ZERO Extended Market Index Fund	18,830,376	(30,425,524)	390,924,982
Fidelity ZERO International Index Fund	185,195,209	(146,686,896)	1,664,441,945
Fidelity ZERO Large Cap Index Fund	123,493,550	(120,897,576)	6,004,358,288
Fidelity ZERO Total Market Index Fund	250,810,272	(384,258,351)	12,704,046,020

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity ZERO Extended Market Index Fund	(2,183,724)	(28,241,800)	(30,425,524)
Fidelity ZERO International Index Fund	(16,693,599)	(129,993,297)	(146,686,896)
Fidelity ZERO Large Cap Index Fund	(13,224,984)	(107,672,592)	(120,897,576)
Fidelity ZERO Total Market Index Fund	(11,545,280)	(372,713,071)	(384,258,351)

The tax character of distributions paid was as follows:

October 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity ZERO Extended Market Index Fund	21,542,038	21,542,038
Fidelity ZERO International Index Fund	129,942,722	129,942,722
Fidelity ZERO Large Cap Index Fund	128,711,220	128,711,220
Fidelity ZERO Total Market Index Fund	288,265,326	288,265,326

October 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity ZERO Extended Market Index Fund	21,540,620	21,540,620
Fidelity ZERO International Index Fund	109,268,182	109,268,182
Fidelity ZERO Large Cap Index Fund	99,928,756	99,928,756
Fidelity ZERO Total Market Index Fund	235,874,094	235,874,094

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	393,603,940	236,529,799
Fidelity ZERO International Index Fund	1,911,079,549	182,206,347
Fidelity ZERO Large Cap Index Fund	2,466,488,896	350,666,973
Fidelity ZERO Total Market Index Fund	4,002,443,701	830,606,002

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	2,304,147	-	20,252,518	20,252,518	34,447,005
Fidelity ZERO Total Market Index Fund	10,322,238	-	127,123,048	127,123,048	198,440,486

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	6,198,347	45,100,121	74,938,017
Fidelity ZERO Total Market Index Fund	9,563,512	121,153,731	195,669,446
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity ZERO Extended Market Index Fund	27,814,648	73,142,928	37,620,644
Fidelity ZERO Large Cap Index Fund	96,140,047	75,346,885	(56,177,977)
Fidelity ZERO Total Market Index Fund	12,954,766	44,987,186	(4,195,541)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity ZERO Extended Market Index Fund	116,211	10,316	671,838
Fidelity ZERO International Index Fund	16,550	-	-
Fidelity ZERO Large Cap Index Fund	2,159	1	-
Fidelity ZERO Total Market Index Fund	184,745	7,630	1,141,380

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity ZERO Extended Market Index Fund	9,423,616
Fidelity ZERO Total Market Index Fund	10,032,147
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity ZERO Large Cap Index Fund	4,494
Fidelity ZERO Total Market Index Fund	25,099
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity ZERO Total Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO Large Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity ZERO Total Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Extended Market Index Fund, and Fidelity ZERO Large Cap Index Fund (the "Funds"), each a fund of Fidelity Concord Street Trust, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity ZERO Extended Market Index Fund
December 2024	75%
Fidelity ZERO International Index Fund
December 2024	0%
Fidelity ZERO Large Cap Index Fund
December 2024	91%
Fidelity ZERO Total Market Index Fund
December 2024	89%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity ZERO Extended Market Index Fund
December 2024	82.67%
Fidelity ZERO International Index Fund
December 2024	72.89%
Fidelity ZERO Large Cap Index Fund
December 2024	95.14%
Fidelity ZERO Total Market Index Fund
December 2024	93.59%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity ZERO Extended Market Index Fund
December 2024	17.34%
Fidelity ZERO International Index Fund
December 2024	0.06%
Fidelity ZERO Large Cap Index Fund
December 2024	3.76%
Fidelity ZERO Total Market Index Fund
December 2024	5.62%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity ZERO Extended Market Index Fund	$264,253
Fidelity ZERO International Index Fund	$5,205,347
Fidelity ZERO Large Cap Index Fund	$1,541,400
Fidelity ZERO Total Market Index Fund	$3,173,908
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity ZERO International Index Fund	12/16/24	$0.3574	$0.0311

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity ZERO Extended Market Index
Fidelity ZERO Large Cap Index
Fidelity ZERO International Index
Fidelity ZERO Total Market Index
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew that Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under each Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with limited exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.9891446.107
EML-ANN-1225
Fidelity® Series International Index Fund

Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series International Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 6.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	136,659	436,350
Interactive Media & Services - 0.1%
CAR Group Ltd	12,947	302,423
REA Group Ltd	1,808	252,080
		554,503
TOTAL COMMUNICATION SERVICES		990,853

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	38,870	2,136,342
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	19,232	797,165
Lottery Corp/The	76,158	274,065
		1,071,230
TOTAL CONSUMER DISCRETIONARY		3,207,572

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	45,953	662,978
Woolworths Group Ltd	41,853	777,992
		1,440,970
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	111,256	459,335
Woodside Energy Group Ltd	65,043	1,054,052
		1,513,387
Financials - 2.8%
Banks - 2.2%
ANZ Group Holdings Ltd	102,209	2,450,981
Commonwealth Bank of Australia	57,325	6,437,830
National Australia Bank Ltd	104,932	2,991,619
Westpac Banking Corp	117,227	2,971,421
		14,851,851
Capital Markets - 0.3%
ASX Ltd	6,643	245,361
Macquarie Group Ltd	12,404	1,773,819
		2,019,180
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	11,873	292,096
Insurance - 0.3%
Insurance Australia Group Ltd	81,053	416,839
Medibank Pvt Ltd	94,347	301,248
QBE Insurance Group Ltd	51,734	671,576
Suncorp Group Ltd	37,108	476,369
		1,866,032
TOTAL FINANCIALS		19,029,159

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	2,240	420,871
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	158,133	321,781
Sonic Healthcare Ltd	16,088	222,667
		544,448
Health Care Technology - 0.0%
Pro Medicus Ltd	1,969	339,613
TOTAL HEALTH CARE		1,304,932

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	46,829	761,716
Passenger Airlines - 0.0%
Qantas Airways Ltd	25,279	168,709
Professional Services - 0.1%
Computershare Ltd	17,835	426,751
Trading Companies & Distributors - 0.0%
SGH Ltd	6,949	220,516
Transportation Infrastructure - 0.2%
Transurban Group unit	106,502	1,009,028
TOTAL INDUSTRIALS		2,586,720

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	6,879	311,103
Materials - 1.9%
Metals & Mining - 1.9%
BHP Group Ltd	173,857	4,956,354
BlueScope Steel Ltd	14,972	224,332
Evolution Mining Ltd	69,611	494,635
Fortescue Ltd	57,981	807,678
Glencore PLC	347,209	1,663,329
Northern Star Resources Ltd	46,486	748,533
Rio Tinto Ltd	12,710	1,104,967
Rio Tinto PLC	38,654	2,786,568
South32 Ltd	154,163	318,823
		13,105,219
Real Estate - 0.4%
Diversified REITs - 0.0%
Stockland unit	82,231	339,501
Industrial REITs - 0.3%
Goodman Group unit	69,584	1,503,817
Retail REITs - 0.1%
Scentre Group unit	178,485	475,306
Vicinity Ltd unit	132,940	219,196
		694,502
TOTAL REAL ESTATE		2,537,820

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	59,032	473,152
Gas Utilities - 0.0%
Apa Group unit	44,756	268,826
TOTAL UTILITIES		741,978

TOTAL AUSTRALIA		46,769,713
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	5,036	275,493
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	10,546	1,090,988
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	15,225	170,049
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,349	181,272
TOTAL AUSTRIA		1,717,802
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	741	135,377
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	33,863	2,064,872
Food Products - 0.0%
Lotus Bakeries NV	14	122,158
TOTAL CONSUMER STAPLES		2,187,030

Financials - 0.2%
Banks - 0.1%
KBC Group NV	7,871	945,809
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	2,744	241,169
Sofina SA	532	146,189
		387,358
Insurance - 0.0%
Ageas SA/NV	5,118	338,618
TOTAL FINANCIALS		1,671,785

Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	4,332	1,111,005
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,489	205,531
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,489	179,353
TOTAL BELGIUM		5,490,081
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	5,650	205,936
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	13,503	494,915
CHINA - 0.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	44,818	3,095,952
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	65,322	157,082
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	126,710	622,580
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	88,200	238,525
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	46,000	169,424
TOTAL INDUSTRIALS		407,949

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	37,000	97,231
TOTAL CHINA		4,380,794
DENMARK - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	2,706	362,362
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	3,221	378,628
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	22,885	1,021,868
Insurance - 0.0%
Tryg A/S	11,512	283,760
TOTAL FINANCIALS		1,305,628

Health Care - 0.9%
Biotechnology - 0.1%
Genmab A/S (b)	2,089	595,841
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	4,319	390,630
Demant A/S (b)	2,961	98,441
		489,071
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	110,324	5,431,441
TOTAL HEALTH CARE		6,516,353

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	7,001	1,485,792
Building Products - 0.0%
ROCKWOOL A/S Series B	3,276	112,201
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	34,595	707,541
TOTAL INDUSTRIALS		2,305,534

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	12,071	721,396
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)(e)	18,102	323,542
TOTAL DENMARK		11,913,443
FINLAND - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,857	214,084
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,412	198,532
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	14,475	299,572
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	106,976	1,830,019
Insurance - 0.1%
Sampo Oyj A Shares	82,944	924,313
TOTAL FINANCIALS		2,754,332

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,729	260,258
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	11,645	777,438
Metso Oyj	22,728	372,265
Wartsila OYJ Abp	17,233	563,531
		1,713,234
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	177,587	1,211,374
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares (c)	19,868	231,299
UPM-Kymmene Oyj	18,084	485,260
		716,559
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	15,344	342,052
TOTAL FINLAND		7,709,997
FRANCE - 9.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	63,791	1,020,425
Entertainment - 0.0%
Bollore SE	23,991	133,565
Media - 0.1%
Publicis Groupe SA	7,842	785,997
TOTAL COMMUNICATION SERVICES		1,939,987

Consumer Discretionary - 1.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	22,968	733,723
Automobiles - 0.0%
Renault SA	6,579	255,556
Hotels, Restaurants & Leisure - 0.1%
Accor SA	6,711	341,519
FDJ UNITED	3,840	111,894
Sodexo SA	3,054	169,110
		622,523
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	1,085	2,687,594
Kering SA	2,550	905,549
LVMH Moet Hennessy Louis Vuitton SE	8,566	6,054,647
		9,647,790
TOTAL CONSUMER DISCRETIONARY		11,259,592

Consumer Staples - 0.9%
Beverages - 0.1%
Pernod Ricard SA	6,912	676,886
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	20,188	304,050
Food Products - 0.3%
Danone SA	22,175	1,958,422
Personal Care Products - 0.5%
L'Oreal SA	8,236	3,436,977
TOTAL CONSUMER STAPLES		6,376,335

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE	70,330	4,391,056
Financials - 1.1%
Banks - 0.7%
BNP Paribas SA	34,862	2,700,341
Credit Agricole SA	36,283	654,958
Societe Generale SA Series A	24,673	1,564,778
		4,920,077
Capital Markets - 0.0%
Amundi SA (d)(e)	2,129	157,791
Financial Services - 0.0%
Edenred SE	8,219	236,178
Insurance - 0.4%
AXA SA	60,714	2,634,284
TOTAL FINANCIALS		7,948,330

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	1,425	183,306
EssilorLuxottica SA	10,312	3,771,468
		3,954,774
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	996	237,874
Pharmaceuticals - 0.0%
Ipsen SA	1,284	180,264
TOTAL HEALTH CARE		4,372,912

Industrials - 2.7%
Aerospace & Defense - 1.6%
Airbus SE	20,355	5,018,956
Dassault Aviation SA	669	214,989
Safran SA	12,335	4,382,854
Thales SA	3,175	905,361
		10,522,160
Building Products - 0.2%
Cie de Saint-Gobain SA	15,386	1,493,397
Construction & Engineering - 0.5%
Bouygues SA	6,559	295,832
Eiffage SA	2,348	288,775
Vinci SA	16,940	2,265,155
		2,849,762
Electrical Equipment - 0.2%
Legrand SA	8,984	1,551,426
Machinery - 0.0%
Alstom SA (b)	11,850	296,340
Professional Services - 0.1%
Bureau Veritas SA	11,664	382,900
Teleperformance SE	1,831	130,766
		513,666
Trading Companies & Distributors - 0.0%
Rexel SA	7,689	265,882
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	1,195	163,775
Getlink SE Series A	10,308	188,084
		351,859
TOTAL INDUSTRIALS		17,844,492

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	5,577	857,996
Software - 0.1%
Dassault Systemes SE	23,033	655,467
TOTAL INFORMATION TECHNOLOGY		1,513,463

Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	19,814	3,834,780
Arkema SA	1,970	116,942
		3,951,722
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	1,907	122,214
Office REITs - 0.0%
Gecina SA	1,590	147,625
Retail REITs - 0.1%
Klepierre SA	7,365	281,334
Unibail-Rodamco-Westfield unit	4,170	430,860
		712,194
TOTAL REAL ESTATE		982,033

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	62,570	1,464,949
Veolia Environnement SA	21,575	712,992
		2,177,941
TOTAL FRANCE		62,757,863
GERMANY - 9.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	119,568	3,703,641
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	2,127	190,251
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	2,569	296,708
TOTAL COMMUNICATION SERVICES		4,190,600

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	3,759	283,712
Automobiles - 0.4%
Bayerische Motoren Werke AG	9,623	895,342
Mercedes-Benz Group AG	24,741	1,605,310
		2,500,652
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	7,672	214,534
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	5,858	1,107,645
TOTAL CONSUMER DISCRETIONARY		4,106,543

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	3,550	264,950
Personal Care Products - 0.1%
Beiersdorf AG	3,336	353,663
TOTAL CONSUMER STAPLES		618,613

Financials - 2.0%
Banks - 0.1%
Commerzbank AG	26,378	958,049
Capital Markets - 0.6%
Deutsche Bank AG	63,399	2,260,267
Deutsche Boerse AG	6,450	1,633,399
		3,893,666
Insurance - 1.3%
Allianz SE	13,228	5,315,565
Hannover Rueck SE	2,066	589,152
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,475	2,768,655
Talanx AG	2,211	268,868
		8,942,240
TOTAL FINANCIALS		13,793,955

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	11,588	648,745
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	7,539	404,748
Fresenius SE & Co KGaA	14,469	834,218
		1,238,966
Pharmaceuticals - 0.2%
Bayer AG	33,656	1,046,853
Merck KGaA	4,429	580,171
		1,627,024
TOTAL HEALTH CARE		3,514,735

Industrials - 2.6%
Aerospace & Defense - 0.6%
Hensoldt AG	2,176	231,253
MTU Aero Engines AG	1,844	803,646
Rheinmetall AG	1,572	3,083,061
		4,117,960
Air Freight & Logistics - 0.2%
Deutsche Post AG	32,879	1,510,671
Electrical Equipment - 0.4%
Siemens Energy AG (b)	23,273	2,899,474
Industrial Conglomerates - 1.2%
Siemens AG	26,034	7,377,967
Machinery - 0.2%
Daimler Truck Holding AG	16,272	651,018
Gea Group Ag	5,020	358,751
Knorr-Bremse AG	2,478	230,215
Rational AG	177	129,654
		1,369,638
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	20,690	181,104
Trading Companies & Distributors - 0.0%
Brenntag SE	4,192	232,656
TOTAL INDUSTRIALS		17,689,470

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	44,743	1,775,979
Software - 1.4%
Nemetschek SE	1,972	227,303
SAP SE	35,770	9,302,794
		9,530,097
TOTAL INFORMATION TECHNOLOGY		11,306,076

Materials - 0.5%
Chemicals - 0.4%
BASF SE	30,572	1,508,479
Covestro AG	6,151	429,651
Evonik Industries AG	8,715	145,959
Symrise AG	4,549	376,198
		2,460,287
Construction Materials - 0.1%
Heidelberg Materials AG	4,583	1,075,189
TOTAL MATERIALS		3,535,476

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	2,584	196,726
Vonovia SE	25,760	774,236
		970,962
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	21,665	1,066,579
Multi-Utilities - 0.2%
E.ON SE	76,913	1,431,073
TOTAL UTILITIES		2,497,652

TOTAL GERMANY		62,224,082
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	129,292	188,517
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	285,077	273,684
Financials - 1.2%
Banks - 0.1%
Hang Seng Bank Ltd	25,776	502,878
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	2,110	419,974
Hong Kong Exchanges & Clearing Ltd	41,267	2,249,610
		2,669,584
Insurance - 0.7%
AIA Group Ltd	364,045	3,542,426
Prudential PLC	88,457	1,230,268
		4,772,694
TOTAL FINANCIALS		7,945,156

Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	52,937	194,157
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	11,856	97,954
Machinery - 0.1%
Techtronic Industries Co Ltd	50,292	587,669
TOTAL INDUSTRIALS		879,780

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	65,726	325,139
Henderson Land Development Co Ltd	50,140	176,026
Hongkong Land Holdings Ltd (Singapore)	37,330	228,086
Sino Land Co Ltd	124,600	154,737
Sun Hung Kai Properties Ltd	49,680	603,854
Wharf Real Estate Investment Co Ltd	56,814	161,583
		1,649,425
Retail REITs - 0.1%
Link REIT	89,031	463,799
TOTAL REAL ESTATE		2,113,224

Utilities - 0.2%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	21,581	140,391
CLP Holdings Ltd	56,236	479,818
Power Assets Holdings Ltd	47,303	300,478
		920,687
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	383,697	357,005
TOTAL UTILITIES		1,277,692

TOTAL HONG KONG		12,678,053
INDONESIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	5,575	327,531
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	5,607	511,216
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	73,210	673,818
Bank of Ireland Group PLC	33,007	539,676
		1,213,494
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,303	396,701
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,044	787,171
TOTAL INDUSTRIALS		1,183,872

TOTAL IRELAND		2,908,582
ISRAEL - 0.9%
Financials - 0.5%
Banks - 0.5%
Bank Hapoalim BM	42,812	871,100
Bank Leumi Le-Israel BM	51,155	1,041,327
Israel Discount Bank Ltd Class A	41,977	420,485
Mizrahi Tefahot Bank Ltd	5,340	347,757
		2,680,669
Insurance - 0.0%
Phoenix Financial Ltd	7,736	298,192
TOTAL FINANCIALS		2,978,861

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	39,288	804,618
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	952	455,775
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	1,908	277,690
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	1,004	347,654
Software - 0.1%
Check Point Software Technologies Ltd (b)	2,970	581,170
Nice Ltd (b)	2,166	293,546
		874,716
TOTAL INFORMATION TECHNOLOGY		1,500,060

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	26,728	175,455
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	1,450	152,945
TOTAL ISRAEL		6,067,714
ITALY - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	9,481	104,092
Telecom Italia SpA/Milano (b)	393,068	231,609
		335,701
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	4,318	1,724,580
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	8,003	479,682
TOTAL CONSUMER DISCRETIONARY		2,204,262

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,472	339,043
Davide Campari-Milano NV	21,267	147,914
		486,957
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	70,074	1,292,128
Financials - 1.7%
Banks - 1.4%
Banca Monte dei Paschi di Siena SpA	67,766	592,390
Banco BPM SpA	38,935	565,693
BPER Banca SPA	50,105	598,038
FinecoBank Banca Fineco SpA	20,957	478,532
Intesa Sanpaolo SpA	487,887	3,144,600
UniCredit SpA	48,021	3,555,797
		8,935,050
Financial Services - 0.0%
Banca Mediolanum SpA	7,619	152,895
Nexi SpA (d)(e)	19,171	100,897
		253,792
Insurance - 0.3%
Generali	29,197	1,122,359
Poste Italiane Spa (d)(e)	15,650	376,834
Unipol Assicurazioni SpA	12,283	268,506
		1,767,699
TOTAL FINANCIALS		10,956,541

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	3,928	233,172
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	13,864	815,684
Electrical Equipment - 0.2%
Prysmian SpA	9,646	998,660
Passenger Airlines - 0.1%
Ryanair Holdings PLC	29,077	880,324
TOTAL INDUSTRIALS		2,694,668

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	278,582	2,818,070
Terna - Rete Elettrica Nazionale	48,189	493,573
		3,311,643
Gas Utilities - 0.0%
Snam SpA	69,077	425,816
TOTAL UTILITIES		3,737,459

TOTAL ITALY		21,940,888
JAPAN - 22.4%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.1%
NTT Inc (c)	1,023,625	1,053,570
Entertainment - 0.7%
Capcom Co Ltd	11,888	310,433
Konami Group Corp	3,455	577,066
Nexon Co Ltd	11,314	231,258
Nintendo Co Ltd	37,770	3,221,399
Toho Co Ltd/Tokyo (c)	3,590	210,960
		4,551,116
Interactive Media & Services - 0.0%
LY Corp	95,117	279,503
Wireless Telecommunication Services - 1.3%
KDDI Corp	107,600	1,715,183
SoftBank Corp	982,430	1,396,032
SoftBank Group Corp	32,724	5,742,037
		8,853,252
TOTAL COMMUNICATION SERVICES		14,737,441

Consumer Discretionary - 3.8%
Automobile Components - 0.4%
Aisin Corp	16,922	304,653
Bridgestone Corp	19,584	854,942
Denso Corp	59,788	838,568
Sumitomo Electric Industries Ltd	24,444	896,170
		2,894,333
Automobiles - 1.5%
Honda Motor Co Ltd	135,614	1,370,684
Isuzu Motors Ltd	18,326	225,344
Nissan Motor Co Ltd (b)	75,964	173,633
Subaru Corp	20,128	428,185
Suzuki Motor Corp	53,872	806,804
Toyota Motor Corp	324,590	6,617,462
Yamaha Motor Co Ltd	31,316	226,574
		9,848,686
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	65,970	392,430
Rakuten Group Inc (b)	51,846	339,618
Ryohin Keikaku Co Ltd	17,300	355,744
		1,087,792
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	36,970	748,468
Zensho Holdings Co Ltd	3,300	205,675
		954,143
Household Durables - 1.0%
Panasonic Holdings Corp	79,909	928,481
Sekisui House Ltd	20,434	439,017
Sony Group Corp	210,665	5,866,934
		7,234,432
Leisure Products - 0.1%
Bandai Namco Holdings Inc	20,011	623,534
Shimano Inc	2,524	264,429
		887,963
Specialty Retail - 0.4%
Fast Retailing Co Ltd	6,491	2,382,976
Nitori Holdings Co Ltd	13,675	221,565
Sanrio Co Ltd	6,100	283,289
ZOZO Inc	15,146	131,057
		3,018,887
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	23,896	611,393
TOTAL CONSUMER DISCRETIONARY		26,537,629

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	49,486	533,361
Kirin Holdings Co Ltd	26,574	373,236
Suntory Beverage & Food Ltd	4,732	143,148
		1,049,745
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	76,273	1,207,371
Kobe Bussan Co Ltd	5,105	118,491
MatsukiyoCocokara & Co	11,200	202,946
Seven & i Holdings Co Ltd	71,377	907,902
		2,436,710
Food Products - 0.2%
Ajinomoto Co Inc	30,966	878,686
Kikkoman Corp	23,110	183,848
MEIJI Holdings Co Ltd	8,282	159,234
Nissin Foods Holdings Co Ltd	6,618	119,340
Yakult Honsha Co Ltd	8,428	125,974
		1,467,082
Household Products - 0.0%
Unicharm Corp	38,122	235,866
Personal Care Products - 0.1%
Kao Corp	15,906	673,136
Shiseido Co Ltd	13,669	230,611
		903,747
Tobacco - 0.2%
Japan Tobacco Inc	41,108	1,431,084
TOTAL CONSUMER STAPLES		7,524,234

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	92,714	585,245
Idemitsu Kosan Co Ltd	26,335	183,103
Inpex Corp	30,210	556,918
		1,325,266
Financials - 3.5%
Banks - 2.1%
Chiba Bank Ltd/The	19,305	188,590
Japan Post Bank Co Ltd	61,267	686,973
Mitsubishi UFJ Financial Group Inc	392,721	5,932,162
Mizuho Financial Group Inc	86,099	2,883,927
Resona Holdings Inc	71,077	688,816
Sumitomo Mitsui Financial Group Inc	126,361	3,421,074
Sumitomo Mitsui Trust Group Inc	22,010	604,539
Yokohama Financial Group Inc	35,226	256,235
		14,662,316
Capital Markets - 0.3%
Daiwa Securities Group Inc	45,656	352,396
Japan Exchange Group Inc	34,026	379,430
Nomura Holdings Inc	102,885	734,198
SBI Holdings Inc	9,597	430,560
		1,896,584
Financial Services - 0.2%
Mitsubishi HC Capital Inc	30,078	235,378
ORIX Corp	39,804	973,687
Sony Financial Group Inc (b)	212,865	214,647
		1,423,712
Insurance - 0.9%
Dai-ichi Life Holdings Inc	120,444	847,977
Japan Post Holdings Co Ltd	61,103	573,522
Japan Post Insurance Co Ltd	6,367	164,928
Ms&Ad Insurance Group Holdings Inc	44,029	907,634
Sompo Holdings Inc	30,377	925,753
T&D Holdings Inc	16,796	361,946
Tokio Marine Holdings Inc	62,968	2,348,279
		6,130,039
TOTAL FINANCIALS		24,112,651

Health Care - 1.4%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	11,728	1,909,006
Olympus Corp	39,053	481,352
Sysmex Corp	17,340	193,298
Terumo Corp	45,660	736,995
		3,320,651
Health Care Technology - 0.0%
M3 Inc	15,038	210,755
Pharmaceuticals - 0.9%
Astellas Pharma Inc	62,013	649,129
Chugai Pharmaceutical Co Ltd	23,022	1,053,665
Daiichi Sankyo Co Ltd	58,346	1,393,776
Eisai Co Ltd	9,021	267,929
Kyowa Kirin Co Ltd	8,047	124,378
Otsuka Holdings Co Ltd	14,854	807,134
Shionogi & Co Ltd	25,923	433,984
Takeda Pharmaceutical Co Ltd	54,478	1,470,227
		6,200,222
TOTAL HEALTH CARE		9,731,628

Industrials - 5.6%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	9,937	91,336
Building Products - 0.2%
Agc Inc	6,694	209,363
Daikin Industries Ltd	9,017	1,047,596
		1,256,959
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	13,410	224,457
Secom Co Ltd	14,398	487,034
TOPPAN Holdings Inc	8,038	197,155
		908,646
Construction & Engineering - 0.2%
Kajima Corp	14,454	466,700
Obayashi Corp	22,193	376,147
Taisei Corp	5,316	387,550
		1,230,397
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	4,611	330,917
Fujikura Ltd	8,600	1,181,377
Mitsubishi Electric Corp	65,156	1,825,180
NIDEC CORP	28,598	349,426
		3,686,900
Ground Transportation - 0.3%
Central Japan Railway Co	26,500	647,583
East Japan Railway Co	33,006	804,429
Hankyu Hanshin Holdings Inc	8,275	222,084
Tokyo Metro Co Ltd	9,900	104,036
Tokyu Corp	17,217	191,710
West Japan Railway Co	14,540	298,235
		2,268,077
Industrial Conglomerates - 0.9%
Hikari Tsushin Inc	590	156,200
Hitachi Ltd	156,925	5,415,140
Sekisui Chemical Co Ltd	12,798	222,144
		5,793,484
Machinery - 1.4%
Daifuku Co Ltd	11,010	352,069
FANUC Corp	32,005	1,068,053
IHI Corp	35,700	744,763
Kawasaki Heavy Industries Ltd	5,200	418,402
Komatsu Ltd	32,568	1,089,432
Kubota Corp	33,543	435,421
Makita Corp	7,673	232,814
MINEBEA MITSUMI Inc	12,411	246,110
Mitsubishi Heavy Industries Ltd	109,820	3,315,432
SMC Corp	1,996	683,276
Toyota Industries Corp (c)	5,541	604,940
		9,190,712
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	12,000	172,318
Mitsui OSK Lines Ltd	11,800	350,914
Nippon Yusen KK	14,865	514,213
		1,037,445
Passenger Airlines - 0.0%
ANA Holdings Inc	5,463	102,411
Japan Airlines Co Ltd	4,937	88,995
		191,406
Professional Services - 0.3%
Recruit Holdings Co Ltd	45,573	2,259,873
Trading Companies & Distributors - 1.6%
ITOCHU Corp	40,750	2,361,549
Marubeni Corp	48,372	1,192,743
Mitsubishi Corp	110,205	2,646,315
Mitsui & Co Ltd	84,658	2,088,571
MonotaRO Co Ltd	8,622	120,295
Sumitomo Corp	37,375	1,087,952
Toyota Tsusho Corp	23,671	724,522
		10,221,947
TOTAL INDUSTRIALS		38,137,182

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.9%
Keyence Corp	6,705	2,496,047
Kyocera Corp	43,952	584,658
Murata Manufacturing Co Ltd	57,183	1,232,918
Shimadzu Corp	8,174	220,116
TDK Corp	66,555	1,162,864
Yokogawa Electric Corp	7,779	233,355
		5,929,958
IT Services - 0.7%
Fujitsu Ltd	60,280	1,570,924
NEC Corp	44,375	1,617,668
Nomura Research Institute Ltd	12,939	499,615
Obic Co Ltd	11,080	344,169
Otsuka Corp	7,850	155,360
SCSK Corp	5,358	197,166
TIS Inc	7,272	250,799
		4,635,701
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	26,232	3,928,133
Disco Corp	3,144	1,044,070
Lasertec Corp	2,725	553,263
Renesas Electronics Corp	57,703	712,607
SCREEN Holdings Co Ltd	2,800	266,809
Tokyo Electron Ltd	15,350	3,384,220
		9,889,102
Software - 0.0%
Oracle Corp Japan	1,264	116,713
Trend Micro Inc/Japan	4,320	220,975
		337,688
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	29,671	853,491
FUJIFILM Holdings Corp	38,300	887,668
		1,741,159
TOTAL INFORMATION TECHNOLOGY		22,533,608

Materials - 0.7%
Chemicals - 0.5%
Asahi Kasei Corp	42,093	322,983
Mitsubishi Chemical Group Corp	43,847	229,350
Nippon Paint Holdings Co Ltd	32,305	205,955
Nippon Sanso Holdings Corp	5,950	197,986
Nitto Denko Corp	24,215	605,571
Shin-Etsu Chemical Co Ltd	57,770	1,736,505
Toray Industries Inc	47,502	291,621
		3,589,971
Metals & Mining - 0.2%
JFE Holdings Inc	19,620	225,150
Nippon Steel Corp	167,410	690,069
Sumitomo Metal Mining Co Ltd	8,486	277,598
		1,192,817
TOTAL MATERIALS		4,782,788

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	266	245,443
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	10,045	187,802
Daiwa House Industry Co Ltd	19,150	650,262
Hulic Co Ltd	15,800	163,013
Mitsubishi Estate Co Ltd	36,384	770,602
Mitsui Fudosan Co Ltd	90,523	940,709
Sumitomo Realty & Development Co Ltd	10,622	453,594
		3,165,982
TOTAL REAL ESTATE		3,411,425

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	23,395	325,626
Kansai Electric Power Co Inc/The	32,480	507,402
		833,028
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,236	384,921
Tokyo Gas Co Ltd	10,815	379,096
		764,017
TOTAL UTILITIES		1,597,045

TOTAL JAPAN		154,430,897
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	6,584	167,231
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	7,346	122,692
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,053	285,627
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	16,052	613,538
TOTAL LUXEMBOURG		1,021,857
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	74,635	371,900
Sands China Ltd	83,262	216,873

TOTAL MACAU		588,773
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	7,568	220,913
NETHERLANDS - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	133,279	616,744
Entertainment - 0.1%
Universal Music Group NV	38,020	1,019,772
TOTAL COMMUNICATION SERVICES		1,636,516

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	4,441	299,968
Heineken NV	9,865	763,870
		1,063,838
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	31,096	1,272,779
Food Products - 0.0%
JDE Peet's NV	5,831	212,252
TOTAL CONSUMER STAPLES		2,548,869

Financials - 0.9%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	19,980	596,706
ING Groep NV	103,508	2,584,561
		3,181,267
Capital Markets - 0.0%
Euronext NV (e)	2,677	382,620
Financial Services - 0.3%
Adyen NV (b)(d)(e)	863	1,478,737
EXOR NV	3,206	277,894
		1,756,631
Insurance - 0.1%
ASR Nederland NV	5,371	358,452
NN Group NV	9,215	630,715
		989,167
TOTAL FINANCIALS		6,309,685

Health Care - 0.4%
Biotechnology - 0.3%
Argenx SE (b)	2,097	1,716,326
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	26,386	722,850
TOTAL HEALTH CARE		2,439,176

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV (c)	3,741	146,567
Wolters Kluwer NV	8,171	1,000,695
		1,147,262
Trading Companies & Distributors - 0.0%
IMCD NV	2,038	211,372
TOTAL INDUSTRIALS		1,358,634

Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
ASM International NV	1,606	1,040,350
ASML Holding NV	13,491	14,276,823
BE Semiconductor Industries NV	2,504	426,008
		15,743,181
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	5,852	387,450
TOTAL NETHERLANDS		30,423,511
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	31,795	224,886
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	20,091	426,541
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	58,274	270,780
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	5,641	535,182
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	28,788	153,537
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	44,926	152,197
TOTAL UTILITIES		305,734

TOTAL NEW ZEALAND		1,763,123
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	21,100	313,711
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	15,973	351,022
Orkla ASA	24,050	243,842
Salmar ASA	2,282	128,301
		723,165
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	10,810	280,569
Equinor ASA	26,288	629,632
		910,201
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	30,380	774,702
Insurance - 0.0%
Gjensidige Forsikring ASA	6,822	183,595
TOTAL FINANCIALS		958,297

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	15,071	385,433
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	47,389	320,660
TOTAL NORWAY		3,611,467
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	8,655	108,939
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	9,663	248,824
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	14,273	286,179
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	284,977	251,352
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	107,633	534,712
TOTAL PORTUGAL		1,321,067
SINGAPORE - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	254,662	831,230
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (b)	13,104	2,047,500
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	206,594	115,868
TOTAL CONSUMER DISCRETIONARY		2,163,368

Financials - 0.9%
Banks - 0.8%
DBS Group Holdings Ltd	72,897	3,020,387
Oversea-Chinese Banking Corp Ltd	116,028	1,518,098
United Overseas Bank Ltd	43,166	1,149,789
		5,688,274
Capital Markets - 0.1%
Singapore Exchange Ltd	29,389	382,265
TOTAL FINANCIALS		6,070,539

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	53,493	348,921
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	81,303	488,631
Industrial Conglomerates - 0.1%
Keppel Ltd	49,916	390,784
Passenger Airlines - 0.0%
Singapore Airlines Ltd	51,862	264,171
TOTAL INDUSTRIALS		1,492,507

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	23,419	576,050
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	200,599	365,258
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	134,351	291,080
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	80,853	163,992
TOTAL REAL ESTATE		820,330

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	30,400	152,513
TOTAL SINGAPORE		12,106,537
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	38,331	1,450,164
SPAIN - 3.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	16,943	527,465
Telefonica SA	126,285	640,413
		1,167,878
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	15,430	1,179,527
Specialty Retail - 0.3%
Industria de Diseno Textil SA	37,372	2,063,380
TOTAL CONSUMER DISCRETIONARY		3,242,907

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	39,672	727,956
Financials - 1.7%
Banks - 1.7%
Banco Bilbao Vizcaya Argentaria SA	197,426	3,977,362
Banco de Sabadell SA	172,119	643,388
Banco Santander SA	509,906	5,187,422
Bankinter SA	23,102	348,035
CaixaBank SA	133,505	1,411,114
		11,567,321
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	10,194	132,013
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,143	504,147
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	25,689	697,326
TOTAL INDUSTRIALS		1,201,473

Utilities - 0.8%
Electric Utilities - 0.8%
Acciona SA	843	186,563
Endesa SA	10,880	389,894
Iberdrola SA	217,407	4,406,025
Redeia Corp SA	13,878	249,705
		5,232,187
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	10,734	156,883
TOTAL UTILITIES		5,389,070

TOTAL SPAIN		23,428,618
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	80,770	316,950
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	18,744	296,838
TOTAL COMMUNICATION SERVICES		613,788

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (e)	4,903	327,821
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares (c)	19,332	365,107
TOTAL CONSUMER DISCRETIONARY		692,928

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	20,639	566,797
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	51,859	990,208
Svenska Handelsbanken AB A Shares	49,954	651,867
Swedbank AB A1 Shares	29,081	884,651
		2,526,726
Capital Markets - 0.0%
EQT AB	12,686	440,126
Financial Services - 0.4%
Industrivarden AB A Shares	3,940	164,149
Industrivarden AB C Shares	5,474	227,712
Investor AB B Shares	59,299	1,957,128
L E Lundbergforetagen AB B Shares	2,628	140,801
		2,489,790
TOTAL FINANCIALS		5,456,642

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	6,680	230,066
Industrials - 1.5%
Aerospace & Defense - 0.1%
Saab AB B Shares	10,972	603,751
Building Products - 0.2%
Assa Abloy AB B Shares	34,333	1,293,824
Nibe Industrier AB B Shares	51,611	201,604
		1,495,428
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	16,806	248,014
Construction & Engineering - 0.0%
Skanska AB B Shares	11,642	318,125
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	5,116	130,804
Lifco AB B Shares	7,972	308,970
		439,774
Machinery - 1.0%
Alfa Laval AB	9,909	473,533
Atlas Copco AB A Shares	92,012	1,541,759
Atlas Copco AB B Shares	53,467	803,391
Epiroc AB A Shares	22,589	478,399
Epiroc AB B Shares	13,334	249,830
Indutrade AB	9,330	249,448
Sandvik AB	36,523	1,109,117
SKF AB B Shares	11,672	301,007
Trelleborg AB B Shares	6,945	290,586
Volvo AB B Shares	54,406	1,490,455
		6,987,525
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	8,900	301,656
Beijer Ref AB B Shares	13,124	208,044
		509,700
TOTAL INDUSTRIALS		10,602,317

Information Technology - 0.3%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson B Shares	95,879	972,776
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	71,126	866,999
TOTAL INFORMATION TECHNOLOGY		1,839,775

Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (b)	9,724	439,104
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,634	99,590
Svenska Cellulosa AB SCA B Shares	20,754	276,895
		376,485
TOTAL MATERIALS		815,589

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (b)	24,789	181,660
Sagax AB B Shares	7,584	170,196
		351,856
TOTAL SWEDEN		21,169,758
SWITZERLAND - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	888	650,483
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	2,991	157,667
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	18,416	3,642,790
Swatch Group AG/The	989	206,688
		3,849,478
TOTAL CONSUMER DISCRETIONARY		4,007,145

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (c)	123	159,873
Chocoladefabriken Lindt & Spruengli AG	4	612,365
Chocoladefabriken Lindt & Spruengli AG	32	491,879
		1,264,117
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise	1,025	118,835
Capital Markets - 0.8%
Julius Baer Group Ltd	7,057	476,408
Partners Group Holding AG	777	948,524
UBS Group AG	108,743	4,152,436
		5,577,368
Insurance - 0.8%
Baloise Holding AG	1,412	349,864
Helvetia Holding AG	1,272	312,013
Swiss Life Holding AG	977	1,059,130
Zurich Insurance Group AG	5,013	3,486,399
		5,207,406
TOTAL FINANCIALS		10,903,609

Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,736	471,561
Straumann Holding AG	3,824	480,684
		952,245
Life Sciences Tools & Services - 0.2%
Lonza Group AG	2,406	1,656,919
Pharmaceuticals - 0.4%
Galderma Group AG	5,297	977,452
Sandoz Group AG	14,320	951,998
		1,929,450
TOTAL HEALTH CARE		4,538,614

Industrials - 1.1%
Building Products - 0.2%
Belimo Holding AG	337	362,649
Geberit AG	1,162	847,585
		1,210,234
Electrical Equipment - 0.6%
ABB Ltd	53,691	3,991,794
Machinery - 0.2%
Schindler Holding AG	1,388	493,281
Schindler Holding AG	811	273,609
VAT Group AG (d)(e)	925	402,643
		1,169,533
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,655	316,707
Professional Services - 0.1%
SGS SA	5,672	638,704
TOTAL INDUSTRIALS		7,326,972

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	5,212	626,152
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	6,369	519,131
EMS-Chemie Holding AG	240	164,174
Givaudan SA	316	1,295,021
Sika AG	5,223	1,023,645
		3,001,971
Containers & Packaging - 0.0%
SIG Group AG	10,553	117,693
TOTAL MATERIALS		3,119,664

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	2,749	390,445
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	718	160,507
TOTAL SWITZERLAND		32,987,708
UNITED KINGDOM - 11.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	204,851	499,877
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	29,876	306,500
Media - 0.1%
Informa PLC	44,721	568,583
WPP PLC	37,238	140,710
		709,293
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	667,036	807,497
TOTAL COMMUNICATION SERVICES		2,323,167

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	3,997	750,873
Diversified Consumer Services - 0.0%
Pearson PLC	20,089	279,599
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	58,146	1,924,624
Entain PLC	20,759	216,096
InterContinental Hotels Group PLC	5,032	606,997
Whitbread PLC	5,973	227,320
		2,975,037
Household Durables - 0.0%
Barratt Redrow PLC	46,891	231,803
Specialty Retail - 0.1%
JD Sports Fashion PLC	86,501	105,886
Kingfisher PLC	60,144	243,919
		349,805
TOTAL CONSUMER DISCRETIONARY		4,587,117

Consumer Staples - 2.4%
Beverages - 0.4%
Coca-Cola Europacific Partners PLC	7,893	701,135
Diageo PLC	76,227	1,753,355
		2,454,490
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	59,114	265,280
Marks & Spencer Group PLC	70,464	368,232
Tesco PLC	224,893	1,357,156
		1,990,668
Food Products - 0.0%
Associated British Foods PLC	11,052	333,211
Household Products - 0.3%
Reckitt Benckiser Group PLC	23,268	1,779,748
Personal Care Products - 0.7%
Unilever PLC	83,987	5,039,588
Tobacco - 0.7%
British American Tobacco PLC	71,405	3,657,046
Imperial Brands PLC	26,446	1,050,814
		4,707,860
TOTAL CONSUMER STAPLES		16,305,565

Financials - 3.4%
Banks - 2.4%
Barclays PLC	484,463	2,598,477
HSBC Holdings PLC	597,509	8,364,799
Lloyds Banking Group PLC	2,051,837	2,405,757
NatWest Group PLC	277,428	2,135,784
Standard Chartered PLC	67,688	1,389,449
		16,894,266
Capital Markets - 0.6%
3i Group PLC	33,343	1,929,580
London Stock Exchange Group PLC	16,277	2,028,543
Schroders PLC	25,115	125,178
		4,083,301
Financial Services - 0.1%
M&G PLC	78,017	269,858
Wise PLC Class A (b)	22,826	289,820
		559,678
Insurance - 0.3%
Admiral Group PLC	8,918	383,802
Aviva PLC	104,738	919,956
Legal & General Group PLC	196,446	613,693
Phoenix Group Holdings PLC	23,950	212,061
		2,129,512
TOTAL FINANCIALS		23,666,757

Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	28,503	526,337
Pharmaceuticals - 1.3%
Astrazeneca PLC	53,118	8,761,743
Hikma Pharmaceuticals PLC	5,750	138,914
		8,900,657
TOTAL HEALTH CARE		9,426,994

Industrials - 2.0%
Aerospace & Defense - 1.1%
BAE Systems PLC	103,196	2,542,077
Melrose Industries PLC	43,569	358,072
Rolls-Royce Holdings PLC	289,421	4,453,845
		7,353,994
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	86,547	483,058
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	92,056	610,467
DCC PLC	3,366	221,538
Smiths Group PLC	11,341	375,149
		1,207,154
Machinery - 0.0%
Spirax Group PLC	2,516	234,509
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	42,483	233,284
Professional Services - 0.5%
Intertek Group PLC	5,395	358,977
RELX PLC	62,865	2,778,407
		3,137,384
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	14,618	974,394
Bunzl PLC	11,226	340,964
		1,315,358
TOTAL INDUSTRIALS		13,964,741

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	13,011	606,102
Software - 0.1%
Sage Group PLC/The	33,169	500,884
TOTAL INFORMATION TECHNOLOGY		1,106,986

Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	24,107	196,825
Industrial REITs - 0.0%
Segro PLC	44,056	403,630
TOTAL REAL ESTATE		600,455

Utilities - 0.7%
Electric Utilities - 0.1%
SSE PLC	37,905	954,933
Multi-Utilities - 0.5%
Centrica PLC	166,442	392,048
National Grid PLC	167,920	2,517,812
		2,909,860
Water Utilities - 0.1%
Severn Trent PLC	9,274	338,816
United Utilities Group PLC	23,358	368,379
		707,195
TOTAL UTILITIES		4,571,988

TOTAL UNITED KINGDOM		76,553,770
UNITED STATES - 9.6%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	5,237	3,431,911
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	69,081	698,959
Consumer Staples - 1.2%
Food Products - 1.2%
Nestle SA	88,258	8,432,916
Energy - 1.6%
Energy Equipment & Services - 0.0%
Tenaris SA	12,852	255,432
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	543,333	3,183,285
Shell PLC	201,855	7,567,428
		10,750,713
TOTAL ENERGY		11,006,145

Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	45,318	345,356
Swiss Re AG	10,235	1,864,494
		2,209,850
Health Care - 4.1%
Biotechnology - 0.3%
CSL Ltd	16,588	1,933,105
Health Care Equipment & Supplies - 0.2%
Alcon AG	17,117	1,271,944
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	7,429	349,029
Pharmaceuticals - 3.6%
GSK PLC	139,908	3,275,730
Haleon PLC	307,791	1,431,299
Novartis AG	65,125	8,059,979
Roche Holding AG	24,068	7,796,117
Roche Holding AG	1,095	369,830
Sanofi SA	37,851	3,829,115
		24,762,070
TOTAL HEALTH CARE		28,316,148

Industrials - 1.2%
Construction & Engineering - 0.2%
Ferrovial SE	17,597	1,079,065
Ferrovial SE rights (b)(f)	17,597	9,673
		1,088,738
Electrical Equipment - 0.8%
Schneider Electric SE	18,781	5,351,269
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	100	206,206
AP Moller - Maersk A/S Series B	135	277,551
		483,757
Professional Services - 0.2%
Experian PLC	31,476	1,468,204
TOTAL INDUSTRIALS		8,391,968

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (b)	1,637	852,517
Monday.com Ltd (b)	1,390	285,283
		1,137,800
Materials - 0.4%
Construction Materials - 0.4%
Amrize Ltd	17,477	900,834
Holcim AG	17,476	1,553,638
James Hardie Industries PLC depository receipt (b)	19,825	417,812
		2,872,284
TOTAL UNITED STATES		66,497,981
TOTAL COMMON STOCKS (Cost $490,696,967)		675,439,708

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	1,904	164,708
Dr Ing hc F Porsche AG (d)(e)	3,885	203,267
Porsche Automobil Holding SE	5,282	209,872
Volkswagen AG	7,063	735,519
		1,313,366
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	5,505	445,823
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	894	245,355
TOTAL GERMANY		2,004,544
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,453,764)		2,004,544

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $342,530)	4.15	343,000	342,632

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.18	14,070,782	14,073,596
Fidelity Securities Lending Cash Central Fund (i)(j)	4.18	2,122,290	2,122,502
TOTAL MONEY MARKET FUNDS (Cost $16,196,098)			16,196,098

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $509,689,359)	693,982,982
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,300,497)
NET ASSETS - 100.0%	692,682,485

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	106	12/19/2025	14,877,630	161,144	161,144

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,999,394 or 1.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,709,835 or 1.1% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $342,632.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,889,438	161,769,499	155,586,040	436,652	699	-	14,073,596	14,070,782	0.0%
Fidelity Securities Lending Cash Central Fund	2,319,834	29,524,234	29,721,566	23,880	-	-	2,122,502	2,122,290	0.0%
Total	10,209,272	191,293,733	185,307,606	460,532	699	-	16,196,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,565,867	9,447,316	24,118,551	-
Consumer Discretionary	67,057,717	29,554,500	37,503,217	-
Consumer Staples	50,243,534	16,341,787	33,901,747	-
Energy	22,027,383	2,926,414	19,100,969	-
Financials	163,165,090	75,223,505	87,941,585	-
Health Care	73,644,792	20,463,382	53,181,410	-
Industrials	131,329,971	62,108,088	69,221,883	-
Information Technology	59,940,810	29,321,143	30,619,667	-
Materials	37,865,308	14,094,838	23,770,470	-
Real Estate	12,428,726	11,466,688	962,038	-
Utilities	24,170,510	8,798,077	15,372,433	-

Non-Convertible Preferred Stocks
Consumer Discretionary	1,313,366	164,708	1,148,658	-
Consumer Staples	445,823	445,823	-	-
Health Care	245,355	245,355	-	-

U.S. Treasury Obligations	342,632	-	342,632	-

Money Market Funds	16,196,098	16,196,098	-	-
Total Investments in Securities:	693,982,982	296,797,722	397,185,260	-
Derivative Instruments:

Assets
Futures Contracts	161,144	161,144	-	-
Total Assets	161,144	161,144	-	-
Total Derivative Instruments:	161,144	161,144	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	161,144	-
Total Equity Risk	161,144	-
Total Value of Derivatives	161,144	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,920,662) - See accompanying schedule:
Unaffiliated issuers (cost $493,493,261)	$677,786,884
Fidelity Central Funds (cost $16,196,098)	16,196,098

Total Investment in Securities (cost $509,689,359)		$693,982,982
Segregated cash with brokers for derivative instruments		237,469
Cash		1
Foreign currency held at value (cost $608,433)		602,632
Receivable for investments sold		60
Receivable for fund shares sold		410,947
Dividends receivable		1,576,926
Reclaims receivable		2,243,951
Distributions receivable from Fidelity Central Funds		45,687
Total assets		699,100,655
Liabilities
Payable for investments purchased
Regular delivery	$92,092
Delayed delivery	9,673
Payable for fund shares redeemed	4,125,652
Payable for daily variation margin on futures contracts	51,801
Payable to investment adviser	3,204
Other payables and accrued expenses	13,246
Collateral on securities loaned	2,122,502
Total liabilities		6,418,170
Net Assets		$692,682,485
Net Assets consist of:
Paid in capital		$520,895,440
Total accumulated earnings (loss)		171,787,045
Net Assets		$692,682,485
Net Asset Value, offering price and redemption price per share ($692,682,485 ÷ 45,844,329 shares)		$15.11
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$19,353,884
Foreign Tax Reclaims		1,153,737
Interest		21,476
Income from Fidelity Central Funds (including $23,880 from security lending)		460,532
Income before foreign taxes withheld		$20,989,629
Less foreign taxes withheld		(2,133,419)
Total income		18,856,210
Expenses
Custodian fees and expenses	$147,216
Independent trustees' fees and expenses	2,265
Interest	1,426
Total expenses before reductions	150,907
Expense reductions	(77,009)
Total expenses after reductions		73,898
Net Investment income (loss)		18,782,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,353,726)
Fidelity Central Funds	699
Foreign currency transactions	172,721
Futures contracts	2,219,565
Total net realized gain (loss)		(4,960,741)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	116,702,983
Assets and liabilities in foreign currencies	117,957
Futures contracts	542,057
Total change in net unrealized appreciation (depreciation)		117,362,997
Net gain (loss)		112,402,256
Net increase (decrease) in net assets resulting from operations		$131,184,568
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,782,312	$12,844,638
Net realized gain (loss)	(4,960,741)	(2,026,644)
Change in net unrealized appreciation (depreciation)	117,362,997	61,927,838
Net increase (decrease) in net assets resulting from operations	131,184,568	72,745,832
Distributions to shareholders	(14,402,624)	(10,572,093)

Share transactions
Proceeds from sales of shares	156,656,470	153,903,769
Reinvestment of distributions	14,402,624	10,572,093
Cost of shares redeemed	(106,011,936)	(42,319,350)

Net increase (decrease) in net assets resulting from share transactions	65,047,158	122,156,512
Total increase (decrease) in net assets	181,829,102	184,330,251

Net Assets
Beginning of period	510,853,383	326,523,132
End of period	$692,682,485	$510,853,383

Other Information
Shares
Sold	11,917,486	12,282,392
Issued in reinvestment of distributions	1,180,543	938,907
Redeemed	(7,872,753)	(3,446,595)
Net increase (decrease)	5,225,276	9,774,704

Financial Highlights
Fidelity® Series International Index Fund

Years ended October 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$10.59	$9.42	$12.55	$9.54
Income from Investment Operations
Net investment income (loss) A,B	.42	.37	.34	.34	.33
Net realized and unrealized gain (loss)	2.46	1.96	1.10	(3.17)	2.90
Total from investment operations	2.88	2.33	1.44	(2.83)	3.23
Distributions from net investment income	(.35)	(.34)	(.27)	(.30)	(.22)
Total distributions	(.35)	(.34)	(.27)	(.30)	(.22)
Net asset value, end of period	$15.11	$12.58	$10.59	$9.42	$12.55
Total Return C	23.59%	22.34%	15.30%	(23.05)%	34.15%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.02%	.03%	.05%	.05%	.06%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	3.11%	3.01%	3.13%	3.14%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$692,682	$510,853	$326,523	$283,412	$273,653
Portfolio turnover rate F	8%	3%	18%	5%	6% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$202,575,840
Gross unrealized depreciation	(30,259,588)
Net unrealized appreciation (depreciation)	$172,316,252
Tax Cost	$521,666,730

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$21,747,675
Capital loss carryforward	$(22,365,337)
Net unrealized appreciation (depreciation) on securities and other investments	$172,404,708

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,282,468)
Long-term	(18,082,869)
Total capital loss carryforward	$(22,365,337)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$14,402,624	$ 10,572,093

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	120,056,601	46,951,272
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series International Index Fund	Borrower	11,182,000	4.59%	1,426

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Index Fund	2,477	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $68,642.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,367.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Series International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series International Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $582,633 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 80.87% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.3610 and $0.0228 for the dividend paid December 16,2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts.  The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.013% through February 28, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9891249.107
IIF-ANN-1225
Fidelity® SAI Japan Stock Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Japan Stock Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
JAPAN - 98.9%
Communication Services - 9.4%
Diversified Telecommunication Services - 0.7%
NTT Inc	4,377,500	4,505,559
Entertainment - 2.9%
Capcom Co Ltd	50,800	1,326,546
Konami Group Corp	14,700	2,455,246
Nexon Co Ltd	48,100	983,161
Nintendo Co Ltd	161,700	13,791,377
Toho Co Ltd/Tokyo	15,500	910,830
		19,467,160
Interactive Media & Services - 0.1%
LY Corp	407,600	1,197,739
Wireless Telecommunication Services - 5.7%
KDDI Corp	460,100	7,334,161
SoftBank Corp	4,201,400	5,970,185
SoftBank Group Corp	140,000	24,565,615
		37,869,961
TOTAL COMMUNICATION SERVICES		63,040,419

Consumer Discretionary - 17.1%
Automobile Components - 1.9%
Aisin Corp	72,400	1,303,444
Bridgestone Corp	83,600	3,649,570
Denso Corp	255,900	3,589,176
Sumitomo Electric Industries Ltd	104,700	3,838,524
		12,380,714
Automobiles - 6.4%
Honda Motor Co Ltd	580,100	5,863,214
Isuzu Motors Ltd	78,600	966,498
Nissan Motor Co Ltd (b)	325,300	743,549
Subaru Corp	85,900	1,827,362
Suzuki Motor Corp	230,200	3,447,548
Toyota Motor Corp	1,388,300	28,303,462
Yamaha Motor Co Ltd	134,600	973,843
		42,125,476
Broadline Retail - 0.7%
Pan Pacific International Holdings Corp	279,300	1,661,446
Rakuten Group Inc (b)	222,000	1,454,214
Ryohin Keikaku Co Ltd	74,100	1,523,736
		4,639,396
Hotels, Restaurants & Leisure - 0.6%
Oriental Land Co Ltd/Japan	158,300	3,204,828
Zensho Holdings Co Ltd	14,100	878,791
		4,083,619
Household Durables - 4.6%
Panasonic Holdings Corp	341,600	3,969,130
Sekisui House Ltd	87,500	1,879,907
Sony Group Corp	900,900	25,089,694
		30,938,731
Leisure Products - 0.6%
Bandai Namco Holdings Inc	85,700	2,670,375
Shimano Inc	10,900	1,141,948
		3,812,323
Specialty Retail - 1.9%
Fast Retailing Co Ltd	28,000	10,279,361
Nitori Holdings Co Ltd	58,500	947,828
Sanrio Co Ltd	26,200	1,216,750
ZOZO Inc	65,100	563,304
		13,007,243
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	102,240	2,615,874
TOTAL CONSUMER DISCRETIONARY		113,603,376

Consumer Staples - 4.8%
Beverages - 0.7%
Asahi Group Holdings Ltd	211,700	2,281,706
Kirin Holdings Co Ltd	113,900	1,599,744
Suntory Beverage & Food Ltd	20,300	614,098
		4,495,548
Consumer Staples Distribution & Retail - 1.6%
Aeon Co Ltd	326,200	5,163,617
Kobe Bussan Co Ltd	22,000	510,635
MatsukiyoCocokara & Co	48,300	875,204
Seven & i Holdings Co Ltd	305,200	3,882,085
		10,431,541
Food Products - 0.9%
Ajinomoto Co Inc	132,600	3,762,636
Kikkoman Corp	99,800	793,945
MEIJI Holdings Co Ltd	35,000	672,928
Nissin Foods Holdings Co Ltd	28,200	508,519
Yakult Honsha Co Ltd	36,300	542,580
		6,280,608
Household Products - 0.1%
Unicharm Corp	164,100	1,015,309
Personal Care Products - 0.6%
Kao Corp	68,200	2,886,199
Shiseido Co Ltd	58,800	992,018
		3,878,217
Tobacco - 0.9%
Japan Tobacco Inc	175,800	6,120,090
TOTAL CONSUMER STAPLES		32,221,313

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ENEOS Holdings Inc	396,500	2,502,856
Idemitsu Kosan Co Ltd	112,900	784,974
Inpex Corp	129,100	2,379,944
		5,667,774
Financials - 15.4%
Banks - 9.4%
Chiba Bank Ltd/The	82,300	803,988
Japan Post Bank Co Ltd	261,971	2,937,421
Mitsubishi UFJ Financial Group Inc	1,679,400	25,367,808
Mizuho Financial Group Inc	368,200	12,333,036
Resona Holdings Inc	304,200	2,948,042
Sumitomo Mitsui Financial Group Inc	540,600	14,636,101
Sumitomo Mitsui Trust Group Inc	94,000	2,581,857
Yokohama Financial Group Inc	151,300	1,100,560
		62,708,813
Capital Markets - 1.2%
Daiwa Securities Group Inc	195,600	1,509,741
Japan Exchange Group Inc	145,400	1,621,379
Nomura Holdings Inc	440,100	3,140,600
SBI Holdings Inc	41,200	1,848,399
		8,120,119
Financial Services - 0.9%
Mitsubishi HC Capital Inc	128,600	1,006,369
ORIX Corp	170,400	4,168,333
Sony Financial Group Inc (b)	888,200	895,635
		6,070,337
Insurance - 3.9%
Dai-ichi Life Holdings Inc	515,000	3,625,819
Japan Post Holdings Co Ltd	261,400	2,453,540
Japan Post Insurance Co Ltd	27,200	704,577
Ms&Ad Insurance Group Holdings Inc	188,500	3,885,826
Sompo Holdings Inc	130,000	3,961,811
T&D Holdings Inc	71,800	1,547,257
Tokio Marine Holdings Inc	269,100	10,035,601
		26,214,431
TOTAL FINANCIALS		103,113,700

Health Care - 6.2%
Health Care Equipment & Supplies - 2.1%
Hoya Corp	50,300	8,187,499
Olympus Corp	166,900	2,057,145
Sysmex Corp	73,500	819,346
Terumo Corp	195,200	3,150,708
		14,214,698
Health Care Technology - 0.1%
M3 Inc	64,900	909,564
Pharmaceuticals - 4.0%
Astellas Pharma Inc	265,100	2,774,968
Chugai Pharmaceutical Co Ltd	98,400	4,503,546
Daiichi Sankyo Co Ltd	249,800	5,967,253
Eisai Co Ltd	38,500	1,143,473
Kyowa Kirin Co Ltd	34,500	533,249
Otsuka Holdings Co Ltd	63,600	3,455,885
Shionogi & Co Ltd	110,800	1,854,935
Takeda Pharmaceutical Co Ltd	233,100	6,290,789
		26,524,098
TOTAL HEALTH CARE		41,648,360

Industrials - 24.5%
Air Freight & Logistics - 0.1%
SG Holdings Co Ltd	42,100	386,961
Building Products - 0.8%
Agc Inc	28,600	894,504
Daikin Industries Ltd	38,700	4,496,168
		5,390,672
Commercial Services & Supplies - 0.6%
Dai Nippon Printing Co Ltd	57,800	967,459
Secom Co Ltd	61,500	2,080,329
TOPPAN Holdings Inc	34,400	843,761
		3,891,549
Construction & Engineering - 0.8%
Kajima Corp	61,900	1,998,667
Obayashi Corp	95,200	1,613,538
Taisei Corp	22,800	1,662,176
		5,274,381
Electrical Equipment - 2.4%
Fuji Electric Co Ltd	19,700	1,413,808
Fujikura Ltd	36,800	5,055,194
Mitsubishi Electric Corp	278,600	7,804,272
NIDEC CORP	122,300	1,494,328
		15,767,602
Ground Transportation - 1.5%
Central Japan Railway Co	113,100	2,763,835
East Japan Railway Co	141,200	3,441,356
Hankyu Hanshin Holdings Inc	35,300	947,380
Tokyo Metro Co Ltd (c)	42,400	445,570
Tokyu Corp	73,000	812,848
West Japan Railway Co	62,200	1,275,804
		9,686,793
Industrial Conglomerates - 3.7%
Hikari Tsushin Inc	2,600	688,340
Hitachi Ltd	671,200	23,161,648
Sekisui Chemical Co Ltd	54,700	949,468
		24,799,456
Machinery - 5.9%
Daifuku Co Ltd	47,300	1,512,520
FANUC Corp	136,700	4,561,877
IHI Corp	150,700	3,143,862
Kawasaki Heavy Industries Ltd	22,100	1,778,210
Komatsu Ltd	139,300	4,659,721
Kubota Corp	143,300	1,860,176
Makita Corp	32,900	998,250
MINEBEA MITSUMI Inc	53,300	1,056,938
Mitsubishi Heavy Industries Ltd	469,500	14,174,057
SMC Corp	8,400	2,875,509
Toyota Industries Corp	23,900	2,609,289
		39,230,409
Marine Transportation - 0.7%
Kawasaki Kisen Kaisha Ltd	51,300	736,661
Mitsui OSK Lines Ltd	50,500	1,501,794
Nippon Yusen KK	63,600	2,200,063
		4,438,518
Passenger Airlines - 0.1%
ANA Holdings Inc	23,300	436,790
Japan Airlines Co Ltd	21,300	383,955
		820,745
Professional Services - 1.4%
Recruit Holdings Co Ltd	194,700	9,654,778
Trading Companies & Distributors - 6.5%
ITOCHU Corp	174,100	10,089,463
Marubeni Corp	206,800	5,099,215
Mitsubishi Corp	471,400	11,319,566
Mitsui & Co Ltd	361,800	8,925,856
MonotaRO Co Ltd	36,600	510,646
Sumitomo Corp	159,600	4,645,809
Toyota Tsusho Corp	101,100	3,094,470
		43,685,025
TOTAL INDUSTRIALS		163,026,889

Information Technology - 14.4%
Electronic Equipment, Instruments & Components - 3.8%
Keyence Corp	28,500	10,609,597
Kyocera Corp	188,100	2,502,141
Murata Manufacturing Co Ltd	244,400	5,269,489
Shimadzu Corp	34,600	931,737
TDK Corp	284,800	4,976,088
Yokogawa Electric Corp	33,500	1,004,935
		25,293,987
IT Services - 3.0%
Fujitsu Ltd	257,900	6,720,991
NEC Corp	189,900	6,922,706
Nomura Research Institute Ltd	55,400	2,139,165
Obic Co Ltd	47,400	1,472,350
Otsuka Corp	33,300	659,042
SCSK Corp	22,800	839,003
TIS Inc	31,200	1,076,037
		19,829,294
Semiconductors & Semiconductor Equipment - 6.3%
Advantest Corp	112,200	16,801,482
Disco Corp	13,500	4,483,123
Lasertec Corp	11,700	2,375,479
Renesas Electronics Corp	246,600	3,045,405
SCREEN Holdings Co Ltd	11,900	1,133,939
Tokyo Electron Ltd	65,600	14,462,854
		42,302,282
Software - 0.2%
Oracle Corp Japan	5,700	526,319
Trend Micro Inc/Japan	18,600	951,423
		1,477,742
Technology Hardware, Storage & Peripherals - 1.1%
Canon Inc	127,000	3,653,176
FUJIFILM Holdings Corp	164,000	3,800,978
		7,454,154
TOTAL INFORMATION TECHNOLOGY		96,357,459

Materials - 3.1%
Chemicals - 2.3%
Asahi Kasei Corp	180,200	1,382,691
Mitsubishi Chemical Group Corp	188,100	983,891
Nippon Paint Holdings Co Ltd	138,400	882,344
Nippon Sanso Holdings Corp	25,300	841,855
Nitto Denko Corp	103,500	2,588,340
Shin-Etsu Chemical Co Ltd	247,200	7,430,571
Toray Industries Inc	203,400	1,248,697
		15,358,389
Metals & Mining - 0.8%
JFE Holdings Inc	84,600	970,833
Nippon Steel Corp	708,200	2,919,222
Sumitomo Metal Mining Co Ltd	36,300	1,187,462
		5,077,517
TOTAL MATERIALS		20,435,906

Real Estate - 2.2%
Office REITs - 0.2%
Nippon Building Fund Inc	1,143	1,054,666
Real Estate Management & Development - 2.0%
Daito Trust Construction Co Ltd	43,000	803,931
Daiwa House Industry Co Ltd	82,100	2,787,809
Hulic Co Ltd	67,300	694,355
Mitsubishi Estate Co Ltd	155,700	3,297,676
Mitsui Fudosan Co Ltd	387,200	4,023,755
Sumitomo Realty & Development Co Ltd	45,400	1,938,728
		13,546,254
TOTAL REAL ESTATE		14,600,920

Utilities - 1.0%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	100,100	1,393,255
Kansai Electric Power Co Inc/The	138,800	2,168,328
		3,561,583
Gas Utilities - 0.5%
Osaka Gas Co Ltd	52,500	1,651,548
Tokyo Gas Co Ltd	46,200	1,619,442
		3,270,990
TOTAL UTILITIES		6,832,573

TOTAL JAPAN		660,548,689
TOTAL COMMON STOCKS (Cost $464,584,745)		660,548,689

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $339,533)	4.15	340,000	339,634

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	427,698	427,784
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	459,104	459,150
TOTAL MONEY MARKET FUNDS (Cost $886,934)			886,934

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $465,811,212)	661,775,257
NET OTHER ASSETS (LIABILITIES) - 0.9%	6,107,713
NET ASSETS - 100.0%	667,882,970

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	43	12/11/2025	7,295,714	1,131,836	1,131,836

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $339,634.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	208,226	6,966,316	6,746,758	9,876	-	-	427,784	427,698	0.0%
Fidelity Securities Lending Cash Central Fund	1,669,550	14,893,109	16,103,509	13,127	-	-	459,150	459,104	0.0%
Total	1,877,776	21,859,425	22,850,267	23,003	-	-	886,934

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	63,040,419	4,349,237	58,691,182	-
Consumer Discretionary	113,603,376	30,126,812	83,476,564	-
Consumer Staples	32,221,313	25,453,029	6,768,284	-
Energy	5,667,774	5,667,774	-	-
Financials	103,113,700	21,381,348	81,732,352	-
Health Care	41,648,360	16,088,713	25,559,647	-
Industrials	163,026,889	110,774,567	52,252,322	-
Information Technology	96,357,459	32,282,405	64,075,054	-
Materials	20,435,906	8,898,651	11,537,255	-
Real Estate	14,600,920	13,796,989	803,931	-
Utilities	6,832,573	6,832,573	-	-

U.S. Treasury Obligations	339,634	-	339,634	-

Money Market Funds	886,934	886,934	-	-
Total Investments in Securities:	661,775,257	276,539,032	385,236,225	-
Derivative Instruments:

Assets
Futures Contracts	1,131,836	1,131,836	-	-
Total Assets	1,131,836	1,131,836	-	-
Total Derivative Instruments:	1,131,836	1,131,836	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,131,836	-
Total Equity Risk	1,131,836	-
Total Value of Derivatives	1,131,836	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $436,503) - See accompanying schedule:
Unaffiliated issuers (cost $464,924,278)	$660,888,323
Fidelity Central Funds (cost $886,934)	886,934

Total Investment in Securities (cost $465,811,212)		$661,775,257
Segregated cash with brokers for derivative instruments		320,682
Foreign currency held at value (cost $2,752,965)		2,723,385
Dividends receivable		5,846,871
Distributions receivable from Fidelity Central Funds		4,053
Receivable for daily variation margin on futures contracts		186,573
Prepaid expenses		770
Other receivables		5,765
Total assets		670,863,356
Liabilities
Payable for investments purchased	$2,400,921
Accrued management fee	54,871
Other payables and accrued expenses	65,444
Collateral on securities loaned	459,150
Total liabilities		2,980,386
Net Assets		$667,882,970
Net Assets consist of:
Paid in capital		$688,515,957
Total accumulated earnings (loss)		(20,632,987)
Net Assets		$667,882,970
Net Asset Value, offering price and redemption price per share ($667,882,970 ÷ 53,625,090 shares)		$12.45
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$16,801,503
Non-Cash dividends		1,384,964
Interest		15,080
Income from Fidelity Central Funds (including $13,127 from security lending)		23,003
Income before foreign taxes withheld		$18,224,550
Less foreign taxes withheld		(1,679,954)
Total income		16,544,596
Expenses
Management fee	$695,647
Custodian fees and expenses	37,188
Independent trustees' fees and expenses	2,752
Registration fees	21,836
Audit fees	65,191
Legal	527
Interest	35,884
Miscellaneous	2,607
Total expenses		861,632
Net Investment income (loss)		15,682,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	113,207
Foreign currency transactions	8,434
Futures contracts	1,396,529
Total net realized gain (loss)		1,518,170
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	150,740,498
Assets and liabilities in foreign currencies	153,669
Futures contracts	933,955
Total change in net unrealized appreciation (depreciation)		151,828,122
Net gain (loss)		153,346,292
Net increase (decrease) in net assets resulting from operations		$169,029,256
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,682,964	$13,017,463
Net realized gain (loss)	1,518,170	(53,677,223)
Change in net unrealized appreciation (depreciation)	151,828,122	135,315,495
Net increase (decrease) in net assets resulting from operations	169,029,256	94,655,735
Distributions to shareholders	(14,659,486)	(23,223,128)

Share transactions
Proceeds from sales of shares	-	251,000,000
Reinvestment of distributions	14,659,486	23,223,128
Cost of shares redeemed	(162,000,000)	(414,000,000)

Net increase (decrease) in net assets resulting from share transactions	(147,340,514)	(139,776,872)
Total increase (decrease) in net assets	7,029,256	(68,344,265)

Net Assets
Beginning of period	660,853,714	729,197,979
End of period	$667,882,970	$660,853,714

Other Information
Shares
Sold	-	25,182,539
Issued in reinvestment of distributions	1,458,655	2,566,092
Redeemed	(13,867,288)	(44,912,805)
Net increase (decrease)	(12,408,633)	(17,164,174)

Financial Highlights
Fidelity® SAI Japan Stock Index Fund

Years ended October 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$8.76	$7.58	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.21	.19	.19	.10
Net realized and unrealized gain (loss)	2.42	1.43	1.18	(2.69)	.08
Total from investment operations	2.66	1.64	1.37	(2.50)	.18
Distributions from net investment income	(.22)	(.39)	(.19)	(.10)	-
Total distributions	(.22)	(.39)	(.19)	(.10)	-
Net asset value, end of period	$12.45	$10.01	$8.76	$7.58	$10.18
Total Return D,E	27.12%	19.13%	18.18%	(24.83)%	1.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12%	.13%	.13%	.11%	.14% H,I
Expenses net of fee waivers, if any	.12%	.13%	.13%	.11%	.14% H,I
Expenses net of all reductions, if any	.12%	.13%	.13%	.11%	.14% H,I
Net investment income (loss)	2.25%	2.06%	2.12%	2.12%	2.27% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$667,883	$660,854	$729,198	$968,363	$1,720,298
Portfolio turnover rate J	8%	47%	5%	8%	0% K,L

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LAmount represents less than 1%.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$206,341,472
Gross unrealized depreciation	(36,605,090)
Net unrealized appreciation (depreciation)	$169,736,382
Tax Cost	$492,038,875

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$32,470,276
Capital loss carryforward	$(222,596,272)
Net unrealized appreciation (depreciation) on securities and other investments	$169,493,010

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(84,201,200)
Long-term	(138,395,072)
Total capital loss carryforward	$(222,596,272)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$14,659,486	$ 23,223,128

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	53,563,354	197,598,426
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Japan Stock Index Fund	Borrower	19,616,867	4.39%	35,884

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Japan Stock Index Fund	950
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Japan Stock Index Fund	1,391	-	-

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	20%	80%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.
Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Japan Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Japan Stock Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 and for the period May 27, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31, 2025 and for the period May 27, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $203,129 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 85.75% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.2405 and $0.0220 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Japan Stock Index Fund
Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9901432.104
JSI-ANN-1225
Fidelity® SAI International Small Cap Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Small Cap Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 10.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Aussie Broadband Ltd	66,140	257,489
Superloop Ltd (b)	138,062	281,842
Tuas Ltd (b)	75,803	348,673
		888,004
Entertainment - 0.0%
EVT Ltd	25,621	242,907
Interactive Media & Services - 0.2%
SEEK Ltd	101,339	1,796,896
Media - 0.0%
Nine Entertainment Co Holdings Ltd	365,892	277,708
TOTAL COMMUNICATION SERVICES		3,205,515

Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Amotiv Ltd	37,141	217,011
ARB Corp Ltd	22,755	537,478
PWR Holdings Ltd (c)	25,522	142,276
		896,765
Broadline Retail - 0.1%
Harvey Norman Holdings Ltd	159,102	752,647
Myer Holdings Ltd	357,001	92,266
		844,913
Distributors - 0.0%
Bapcor Ltd	91,858	152,060
Supply Network Ltd	5,735	132,347
		284,407
Diversified Consumer Services - 0.0%
G8 Education Ltd	197,638	104,098
IDP Education Ltd (c)	75,200	276,031
		380,129
Hotels, Restaurants & Leisure - 0.2%
Collins Foods Ltd	31,813	222,722
Corporate Travel Management Ltd (d)	34,506	362,817
Domino's Pizza Enterprises Ltd	20,041	240,227
Flight Centre Travel Group Ltd	49,860	401,594
Guzman y Gomez Ltd (c)	13,240	231,474
Tabcorp Holdings Ltd	620,550	432,418
WEB Travel Group Ltd (b)	96,874	264,948
		2,156,200
Household Durables - 0.1%
Breville Group Ltd (c)	28,806	559,590
Specialty Retail - 0.6%
Accent Group Ltd	117,263	98,208
Eagers Automotive Ltd	43,694	973,742
JB Hi-Fi Ltd	31,039	2,126,740
Lovisa Holdings Ltd	18,749	444,573
Nick Scali Ltd	21,580	358,925
Premier Investments Ltd	27,279	317,884
Super Retail Group Ltd	44,781	468,803
Temple & Webster Group Ltd (b)	25,398	395,672
		5,184,547
TOTAL CONSUMER DISCRETIONARY		10,306,551

Consumer Staples - 0.4%
Beverages - 0.1%
Treasury Wine Estates Ltd	230,614	903,836
Consumer Staples Distribution & Retail - 0.2%
Endeavour Group Ltd/Australia	432,390	1,035,461
GrainCorp Ltd Class A	62,991	364,753
Metcash Ltd	295,007	735,418
		2,135,632
Food Products - 0.1%
Bega Cheese Ltd	78,991	274,441
Elders Ltd	53,794	249,550
Inghams Group Ltd	107,891	170,834
		694,825
TOTAL CONSUMER STAPLES		3,734,293

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Ampol Ltd	67,532	1,356,516
Beach Energy Ltd (c)	417,424	338,669
Boss Energy Ltd (b)(c)	120,368	156,725
Deep Yellow Ltd (b)	259,381	304,635
New Hope Corp Ltd	143,767	390,377
Paladin Energy Ltd (b)	113,501	716,645
Viva Energy Group Ltd (e)(f)	322,332	387,005
Whitehaven Coal Ltd	236,124	1,112,371
Yancoal Australia Ltd	112,255	409,108
		5,172,051
Financials - 1.4%
Banks - 0.3%
Bank of Queensland Ltd	187,886	843,326
Bendigo & Adelaide Bank Ltd	161,087	1,333,300
Judo Capital Holdings Ltd (b)	222,151	245,647
		2,422,273
Capital Markets - 0.5%
HMC Capital Ltd (c)	83,933	170,244
HUB24 Ltd	23,062	1,722,615
Insignia Financial Ltd (b)	152,210	452,143
MA Financial Group Ltd	28,748	180,762
Magellan Financial Group Ltd	49,168	309,481
Magellan Financial Group Ltd warrants 4/16/2027 (b)	5,527	163
Netwealth Group Ltd	34,824	702,472
Perpetual Ltd	30,670	385,093
Pinnacle Investment Management Group Ltd	48,408	625,865
		4,548,838
Consumer Finance - 0.1%
Credit Corp Group Ltd	19,065	179,130
Zip Co Ltd (b)	329,951	835,482
		1,014,612
Financial Services - 0.2%
AMP Ltd	683,562	798,349
Challenger Ltd	147,167	896,473
Helia Group Ltd	77,659	273,878
		1,968,700
Insurance - 0.3%
AUB Group Ltd	32,904	795,284
Generation Development Group Ltd	89,870	421,022
nib holdings Ltd/Australia	138,221	681,903
Steadfast Group Ltd	300,474	1,100,961
		2,999,170
TOTAL FINANCIALS		12,953,593

Health Care - 0.6%
Biotechnology - 0.1%
Mesoblast Ltd (b)	274,652	451,059
Telix Pharmaceuticals Ltd (b)(c)	76,911	813,845
		1,264,904
Health Care Equipment & Supplies - 0.2%
Ansell Ltd	41,476	990,799
Nanosonics Ltd (b)	72,343	216,790
PolyNovo Ltd (b)	175,465	151,545
		1,359,134
Health Care Providers & Services - 0.3%
EBOS Group Ltd	54,978	909,228
Ramsay Health Care Ltd	55,708	1,170,037
Regis Healthcare Ltd	47,965	232,551
		2,311,816
Pharmaceuticals - 0.0%
Neuren Pharmaceuticals Ltd (b)	32,226	458,820
TOTAL HEALTH CARE		5,394,674

Industrials - 1.5%
Aerospace & Defense - 0.1%
Austal Ltd (b)	101,222	449,699
DroneShield Ltd (b)(c)(f)	235,910	591,183
		1,040,882
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd	633,538	1,057,036
Downer EDI Ltd	191,132	966,696
Mader Group Ltd	13,915	80,757
		2,104,489
Construction & Engineering - 0.5%
Maas Group Holdings Ltd (c)	47,099	146,379
Monadelphous Group Ltd	26,653	405,284
NRW Holdings Ltd	123,383	391,538
Service Stream Ltd	167,682	249,052
Ventia Services Group Pty Ltd	225,137	844,070
Worley Ltd	142,764	1,335,770
		3,372,093
Ground Transportation - 0.1%
Aurizon Holdings Ltd	497,007	1,115,407
Kelsian Group Ltd	55,152	175,739
		1,291,146
Machinery - 0.0%
Silex Systems Ltd (b)	62,259	421,211
Professional Services - 0.3%
ALS Ltd	143,875	2,044,665
IPH Ltd	70,592	170,435
McMillan Shakespeare Ltd	17,066	192,283
SmartGroup Corp Ltd	37,216	199,187
		2,606,570
Trading Companies & Distributors - 0.1%
Redox Ltd/Australia	52,692	99,636
Reece Ltd (c)	57,840	442,405
		542,041
Transportation Infrastructure - 0.2%
Atlas Arteria Ltd unit	287,074	912,866
Qube Holdings Ltd	476,376	1,368,332
		2,281,198
TOTAL INDUSTRIALS		13,659,630

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	30,957	734,250
Dicker Data Ltd	28,272	189,608
		923,858
IT Services - 0.3%
Data#3 Ltd	41,169	237,583
Macquarie Technology Group Ltd (b)	3,931	170,270
Megaport Ltd (b)	46,090	496,379
NEXTDC Ltd (b)	182,070	1,877,464
		2,781,696
Software - 0.4%
Catapult Sports Ltd (b)	65,080	286,150
Hansen Technologies Ltd	51,648	188,567
IRESS Ltd	52,862	306,446
Nuix Ltd (b)	60,903	97,629
Objective Corp Ltd	9,760	117,821
SiteMinder Ltd (b)	67,716	315,020
Technology One Ltd	83,651	2,019,642
		3,331,275
TOTAL INFORMATION TECHNOLOGY		7,036,829

Materials - 2.8%
Chemicals - 0.4%
Alpha HPA Ltd (b)	255,318	131,973
Dyno Nobel Ltd	522,839	1,101,541
Nufarm Ltd (b)	99,607	135,560
Orica Ltd	135,955	1,979,257
		3,348,331
Containers & Packaging - 0.1%
Orora Ltd	361,558	475,500
Metals & Mining - 2.3%
AVZ Minerals Ltd (b)(c)(d)	776,046	3
Bellevue Gold Ltd (b)	414,730	317,489
Capricorn Metals Ltd (b)	110,148	926,097
Catalyst Metals Ltd (b)	67,657	300,580
Deterra Royalties Ltd	119,888	320,046
Develop Global Ltd (b)	75,901	176,797
Emerald Resources NL (b)	149,632	464,066
Firefinch Ltd (d)	25,521	0
Genesis Minerals Ltd (b)	288,866	1,103,789
Greatland Resources Ltd (United Kingdom)	143,118	690,952
IGO Ltd (b)	193,887	681,240
Iluka Resources Ltd	121,976	552,278
Imdex Ltd	145,205	326,826
IperionX Ltd (b)(c)	82,239	365,901
Leo Lithium Ltd (d)	273,636	20,232
Liontown Resources Ltd (b)(c)	521,660	401,054
Lynas Rare Earths Ltd (b)	238,781	2,382,575
Mineral Resources Ltd (b)	50,220	1,590,373
Ora Banda Mining Ltd (b)	347,835	275,382
Pantoro Gold Ltd (b)	95,336	319,377
Perenti Ltd	237,561	421,232
Perseus Mining Ltd	384,890	1,226,429
Pilbara Minerals Ltd (b)(c)	868,111	1,874,417
Ramelius Resources Ltd	536,333	1,165,063
Regis Resources Ltd	214,498	903,829
Resolute Mining Ltd (b)	605,634	378,434
Sandfire Resources Ltd (b)	130,201	1,383,494
Stanmore Resources Ltd	103,022	144,926
Vault Minerals Ltd (b)	1,834,529	876,243
Vulcan Energy Resources Ltd (b)(c)	43,827	192,990
Vulcan Steel Ltd	20,406	96,799
WA1 Resources Ltd (b)	12,442	135,870
West African Resources Ltd (b)(d)	304,858	606,385
Westgold Resources Ltd	267,686	931,782
		21,552,950
TOTAL MATERIALS		25,376,781

Real Estate - 1.4%
Diversified REITs - 0.7%
Centuria Capital Group unit	197,710	305,294
Charter Hall Group unit	134,187	1,970,200
Charter Hall Long Wale REIT unit	180,474	501,858
GPT Group/The unit	543,000	1,904,327
Growthpoint Properties Australia Ltd	74,896	125,451
Mirvac Group unit	1,119,213	1,684,292
		6,491,422
Industrial REITs - 0.1%
Centuria Industrial REIT	151,193	350,197
Dexus Industria REIT	72,911	136,438
		486,635
Office REITs - 0.2%
Abacus Group unit	128,426	100,835
Centuria Office REIT unit	108,362	83,663
Cromwell Property Group unit	492,409	149,815
Dexus unit	304,989	1,452,756
		1,787,069
Real Estate Management & Development - 0.1%
Lendlease Group unit	175,418	637,007
PEXA Group Ltd (b)	37,552	372,239
		1,009,246
Residential REITs - 0.0%
Ingenia Communities Group unit	109,637	403,153
Retail REITs - 0.2%
BWP Property Group Ltd unit	161,767	406,442
Charter Hall Retail REIT	148,179	399,449
HomeCo Daily Needs REIT unit (f)	504,836	450,879
Region Group unit	327,960	523,586
Waypoint REIT Ltd unit	177,512	307,786
		2,088,142
Specialized REITs - 0.1%
Abacus Storage King unit	129,527	119,073
Arena REIT unit	112,129	267,786
Charter Hall Social Infrastructure REIT	98,466	208,097
DigiCo Infrastructure REIT	117,522	200,695
National Storage REIT unit	335,099	504,287
		1,299,938
TOTAL REAL ESTATE		13,565,605

Utilities - 0.1%
Multi-Utilities - 0.1%
AGL Energy Ltd	171,823	1,041,044
TOTAL AUSTRALIA		101,446,566
AUSTRIA - 1.3%
Energy - 0.0%
Energy Equipment & Services - 0.0%
SBO AG	2,911	96,467
Financials - 0.6%
Banks - 0.5%
BAWAG Group AG (e)(f)	22,315	2,878,223
Raiffeisen Bank International AG	37,360	1,392,658
		4,270,881
Insurance - 0.1%
UNIQA Insurance Group AG	34,926	512,880
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,942	561,247
		1,074,127
TOTAL FINANCIALS		5,345,008

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (c)	9,632	333,070
Commercial Services & Supplies - 0.1%
DO & Co AG	2,196	523,962
Construction & Engineering - 0.0%
Porr Ag	5,635	178,942
Machinery - 0.2%
ANDRITZ AG	19,199	1,451,711
Palfinger AG	4,245	159,022
		1,610,733
TOTAL INDUSTRIALS		2,646,707

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (b)	7,285	270,804
IT Services - 0.0%
Kontron AG (c)	10,856	283,799
Semiconductors & Semiconductor Equipment - 0.1%
ams-OSRAM AG (b)	28,202	388,643
TOTAL INFORMATION TECHNOLOGY		943,246

Materials - 0.2%
Chemicals - 0.0%
Lenzing AG (b)	5,411	161,850
Construction Materials - 0.1%
Wienerberger AG	31,164	924,611
Metals & Mining - 0.1%
voestalpine AG	30,439	1,083,441
TOTAL MATERIALS		2,169,902

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CA Immobilien Anlagen AG	10,626	295,424
CPI Europe AG (b)(c)	9,880	192,574
CPI Europe AG (b)(d)	25,803	0
S IMMO AG rights (b)(d)	11,010	0
		487,998
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	10,265	299,348
TOTAL AUSTRIA		11,988,676
BAILIWICK OF JERSEY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
JTC PLC (e)(f)	43,962	753,098
BELGIUM - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	37,684	323,819
Entertainment - 0.0%
Kinepolis Group NV	3,907	133,976
TOTAL COMMUNICATION SERVICES		457,795

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V	8,857	330,772
Personal Care Products - 0.0%
Ontex Group NV (b)(c)	17,367	126,915
TOTAL CONSUMER STAPLES		457,687

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV	13,236	125,713
CMB Tech NV (Norway)	30,316	284,327
		410,040
Financials - 0.1%
Banks - 0.1%
KBC Ancora	10,876	854,970
Health Care - 0.2%
Biotechnology - 0.0%
Galapagos NV (b)	9,384	298,765
Health Care Providers & Services - 0.0%
Fagron	18,602	441,697
Pharmaceuticals - 0.2%
Financiere de Tubize SA	5,684	1,385,677
TOTAL HEALTH CARE		2,126,139

Industrials - 0.3%
Building Products - 0.0%
Recticel SA	11,955	117,681
Construction & Engineering - 0.2%
Ackermans & van Haaren NV	6,580	1,638,238
Deme Group NV	2,128	321,322
		1,959,560
Trading Companies & Distributors - 0.1%
Azelis Group NV	48,644	574,712
TOTAL INDUSTRIALS		2,651,953

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	18,165	259,211
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	5,772	415,818
X-Fab Silicon Foundries SE (b)(e)(f)	16,499	104,597
		520,415
TOTAL INFORMATION TECHNOLOGY		779,626

Materials - 0.2%
Chemicals - 0.2%
Solvay SA Class A	21,085	647,935
Tessenderlo Group SA	6,887	207,983
Umicore SA	56,074	1,069,042
		1,924,960
Metals & Mining - 0.0%
Bekaert SA	9,808	409,813
TOTAL MATERIALS		2,334,773

Real Estate - 0.7%
Health Care REITs - 0.3%
Aedifica SA	13,449	981,276
Cofinimmo SA	10,812	922,845
		1,904,121
Industrial REITs - 0.3%
Montea NV	5,518	445,222
Warehouses De Pauw CVA	55,926	1,419,478
		1,864,700
Real Estate Management & Development - 0.1%
VGP NV	3,872	447,199
Residential REITs - 0.0%
Xior Student Housing NV (f)	10,480	341,858
Xior Student Housing NV rights (b)(g)	9,340	5,371
		347,229
Retail REITs - 0.0%
Retail Estates NV	3,597	260,789
Vastned NV	2,366	81,269
		342,058
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	9,919	363,002
TOTAL REAL ESTATE		5,268,309

TOTAL BELGIUM		15,341,292
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	42,569	189,579
BRAZIL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Karoon Energy Ltd	204,344	214,592
Financials - 0.1%
Financial Services - 0.1%
Pluxee NV	25,312	488,696
TOTAL BRAZIL		703,288
CANADA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Champion Iron Ltd	107,282	388,878
Southern Cross Gold Consolidated Ltd depository receipt	62,771	372,925

TOTAL CANADA		761,803
CHINA - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
CITIC Telecom International Holdings Ltd	462,000	146,854
Media - 0.1%
Mobvista Inc (b)(e)(f)	156,000	358,153
TOTAL COMMUNICATION SERVICES		505,007

Consumer Staples - 0.0%
Food Products - 0.0%
Health & Happiness H&H International Holdings Ltd	64,000	99,658
Financials - 0.0%
Capital Markets - 0.0%
OSL Group Ltd (b)(c)	124,500	281,988
Health Care - 0.0%
Biotechnology - 0.0%
CARsgen Therapeutics Holdings Ltd (b)(e)(f)	96,500	204,660
Industrials - 0.1%
Air Freight & Logistics - 0.0%
KLN Logistics Group Ltd	101,500	93,786
Building Products - 0.1%
Xinyi Glass Holdings Ltd (c)	500,611	585,616
Trading Companies & Distributors - 0.0%
Deep Source Holdings Ltd (b)(c)	1,420,000	138,883
TOTAL INDUSTRIALS		818,285

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VSTECS Holdings Ltd	186,000	230,748
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Yanlord Land Group Ltd (b)	162,400	89,210
Retail REITs - 0.0%
Sasseur Real Estate Investment Trust (f)	153,600	81,426
TOTAL REAL ESTATE		170,636

TOTAL CHINA		2,310,982
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	54,909	2,217,398
DENMARK - 2.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Better Collective A/S (b)(c)	9,819	121,235
Consumer Discretionary - 0.1%
Household Durables - 0.1%
GN Store Nord AS (b)	38,708	677,799
Specialty Retail - 0.0%
Matas A/S	9,767	193,864
TOTAL CONSUMER DISCRETIONARY		871,663

Consumer Staples - 0.2%
Beverages - 0.2%
Royal Unibrew A/S	14,291	1,079,939
Food Products - 0.0%
Schouw & Co A/S	3,573	328,130
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (e)(f)	13,394	177,582
TOTAL CONSUMER STAPLES		1,585,651

Financials - 0.5%
Banks - 0.5%
Jyske Bank A/S	12,230	1,434,615
Ringkjoebing Landbobank A/S	7,216	1,629,432
Sydbank AS	14,543	1,241,294
		4,305,341
Insurance - 0.0%
Alm Brand A/S	205,386	578,217
TOTAL FINANCIALS		4,883,558

Health Care - 0.6%
Biotechnology - 0.2%
Bavarian Nordic A/S (b)	22,407	826,565
Zealand Pharma A/S (b)	18,239	1,443,029
		2,269,594
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	53,596	833,023
Life Sciences Tools & Services - 0.1%
Chemometec A/S	4,954	604,822
Gubra A/S	1,816	120,414
		725,236
Pharmaceuticals - 0.2%
ALK-Abello A/S Series B (b)	37,409	1,232,157
H Lundbeck A/S Series B	79,192	576,679
		1,808,836
TOTAL HEALTH CARE		5,636,689

Industrials - 0.6%
Commercial Services & Supplies - 0.1%
ISS A/S	42,046	1,325,183
Construction & Engineering - 0.1%
Cadeler A/S (b)(c)	59,313	275,214
Per Aarsleff Holding A/S Series B	4,890	555,497
		830,711
Electrical Equipment - 0.3%
NKT A/S (b)	15,265	1,710,524
Ground Transportation - 0.0%
NTG Nordic Transport Group A/S (b)	2,864	80,806
Machinery - 0.1%
FLSmidth & Co A/S	12,281	957,239
Marine Transportation - 0.0%
D/S Norden A/S	5,672	226,742
Dfds A/S (b)	8,632	121,573
		348,315
TOTAL INDUSTRIALS		5,252,778

Information Technology - 0.0%
IT Services - 0.0%
Netcompany Group A/S (b)(e)(f)	11,472	572,985
Software - 0.0%
cBrain A/S	3,079	71,760
TOTAL INFORMATION TECHNOLOGY		644,745

Materials - 0.0%
Construction Materials - 0.0%
Cementir Holding NV	13,759	253,431
TOTAL DENMARK		19,249,750
FAROE ISLANDS - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Bakkafrost	14,281	655,029
FINLAND - 1.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Nokian Renkaat Oyj (c)	35,107	353,876
Broadline Retail - 0.1%
Puuilo Oyj	22,994	376,357
Tokmanni Group Corp	13,043	128,992
		505,349
Household Durables - 0.0%
YIT Oyj (b)	42,242	142,760
Leisure Products - 0.0%
Harvia Oyj (f)	4,700	196,383
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	9,102	134,080
TOTAL CONSUMER DISCRETIONARY		1,332,448

Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	120,955	867,464
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	6,385	178,103
Industrials - 0.5%
Electrical Equipment - 0.0%
Kempower Oyj (b)	6,105	106,609
Machinery - 0.5%
Hiab Oyj B Shares	11,009	609,351
Kalmar Oyj B Shares	10,986	455,109
Konecranes Oyj A Shares	19,144	1,888,878
Valmet Oyj	41,943	1,363,829
		4,317,167
Passenger Airlines - 0.0%
Finnair Oyj	25,972	85,260
TOTAL INDUSTRIALS		4,509,036

Information Technology - 0.1%
IT Services - 0.1%
TietoEVRY Oyj	30,306	650,088
Software - 0.0%
QT Group Oyj (b)	5,443	222,723
TOTAL INFORMATION TECHNOLOGY		872,811

Materials - 0.2%
Chemicals - 0.1%
Kemira Oyj	35,354	778,340
Containers & Packaging - 0.1%
Huhtamaki Oyj	27,564	926,462
Metsa Board Oyj B Shares (c)	45,271	153,518
		1,079,980
Metals & Mining - 0.0%
Outokumpu Oyj A Shares	107,197	461,375
TOTAL MATERIALS		2,319,695

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj	22,327	75,816
Kojamo Oyj (b)	38,335	464,404
		540,220
TOTAL FINLAND		10,619,777
FRANCE - 3.1%
Communication Services - 0.3%
Entertainment - 0.1%
Ubisoft Entertainment SA (b)	26,145	233,434
Vivendi SE	190,731	686,359
		919,793
Media - 0.2%
Canal+ SA	197,360	621,475
Eutelsat Communications SACA (b)(c)	46,715	180,653
IPSOS SA	9,881	378,581
JCDecaux SE	21,227	386,339
Louis Hachette Group	189,259	325,152
Metropole Television SA	7,630	105,185
Television Francaise 1 SA	12,554	114,750
		2,112,135
TOTAL COMMUNICATION SERVICES		3,031,928

Consumer Discretionary - 0.3%
Automobile Components - 0.2%
Forvia SE (b)	47,616	609,768
Opmobility	16,123	263,151
Valeo SE	59,186	817,626
		1,690,545
Automobiles - 0.0%
Trigano SA	2,452	408,400
Hotels, Restaurants & Leisure - 0.0%
Cie des Alpes	5,589	128,199
Elior Group SA (b)(e)(f)	32,589	105,254
Pierre Et Vacances SA (b)	39,563	74,149
		307,602
Household Durables - 0.1%
Kaufman & Broad SA	3,280	110,396
SEB SA	7,033	388,954
		499,350
Leisure Products - 0.0%
Beneteau SACA	10,510	101,337
Specialty Retail - 0.0%
Fnac Darty SA	3,321	108,714
TOTAL CONSUMER DISCRETIONARY		3,115,948

Consumer Staples - 0.1%
Beverages - 0.1%
Remy Cointreau SA	6,685	331,181
Personal Care Products - 0.0%
Interparfums SA	7,262	238,728
TOTAL CONSUMER STAPLES		569,909

Energy - 0.5%
Energy Equipment & Services - 0.3%
Technip Energies NV	37,923	1,539,535
Vallourec SACA	46,088	857,676
		2,397,211
Oil, Gas & Consumable Fuels - 0.2%
Esso SA Francaise	724	81,323
Etablissements Maurel et Prom SA	17,206	95,672
Gaztransport Et Technigaz SA	10,525	2,081,790
		2,258,785
TOTAL ENERGY		4,655,996

Financials - 0.4%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	9,975	125,555
Financial Services - 0.2%
Eurazeo SE	11,420	778,607
Peugeot Invest SA	1,359	115,290
Wendel SE	6,921	649,368
Worldline SA/France (b)(c)(e)(f)	55,581	150,618
		1,693,883
Insurance - 0.2%
Coface SA	29,944	527,388
SCOR SE	45,779	1,386,722
		1,914,110
TOTAL FINANCIALS		3,733,548

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Clariane SE (b)	30,198	129,693
Emeis SA (b)	20,498	338,103
		467,796
Health Care Technology - 0.0%
Equasens	1,479	64,696
Pharmaceuticals - 0.1%
Virbac SACA	1,185	484,208
TOTAL HEALTH CARE		1,016,700

Industrials - 0.8%
Aerospace & Defense - 0.1%
Exail Technologies SA (b)	2,758	264,175
Exosens SAS	8,707	490,265
LISI SA	4,570	267,595
		1,022,035
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (b)	925	420,083
Commercial Services & Supplies - 0.5%
Derichebourg SA	26,854	183,243
Elis SA	47,089	1,311,336
GL Events SACA	2,895	92,433
Seche Environnement SACA	661	53,486
Societe BIC SA	5,342	297,405
SPIE SA	40,589	2,064,150
		4,002,053
Electrical Equipment - 0.2%
Mersen SA	6,190	156,254
Nexans SA	9,951	1,399,343
		1,555,597
Machinery - 0.0%
Manitou BF SA	3,217	64,595
Passenger Airlines - 0.0%
Air France-KLM (b)	33,348	444,568
Professional Services - 0.0%
Assystem SA (c)	1,750	87,745
TOTAL INDUSTRIALS		7,596,676

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
VusionGroup	2,375	661,391
IT Services - 0.2%
Alten SA	8,463	696,986
Aubay	2,006	115,611
Sopra Steria Group	4,095	636,742
Wavestone (c)	2,119	126,031
		1,575,370
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (b)	7,630	361,023
Software - 0.0%
Planisware SA	5,923	139,274
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	7,070	121,586
TOTAL INFORMATION TECHNOLOGY		2,858,644

Materials - 0.1%
Construction Materials - 0.1%
Imerys SA	9,584	236,185
Vicat SACA	4,473	335,127
		571,312
Metals & Mining - 0.0%
Eramet SA (c)	2,424	165,965
TOTAL MATERIALS		737,277

Real Estate - 0.1%
Diversified REITs - 0.0%
ICADE (c)	9,544	232,339
Real Estate Management & Development - 0.0%
Nexity SA (b)	11,726	122,725
Residential REITs - 0.0%
Altarea SCA	1,664	189,691
Retail REITs - 0.1%
Carmila SA	18,015	328,502
Mercialys SA	26,653	325,034
		653,536
TOTAL REAL ESTATE		1,198,291

Utilities - 0.1%
Gas Utilities - 0.1%
Rubis SCA	20,604	747,625
Independent Power and Renewable Electricity Producers - 0.0%
Voltalia SA (b)(c)	11,135	91,640
TOTAL UTILITIES		839,265

TOTAL FRANCE		29,354,182
GEORGIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Lion Finance Group PLC	9,961	1,047,516
TBC Bank Group PLC	12,028	688,141
		1,735,657
Capital Markets - 0.0%
Georgia Capital PLC (b)	8,887	302,379
TOTAL GEORGIA		2,038,036
GERMANY - 3.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
United Internet AG	24,565	757,139
Media - 0.1%
ProSiebenSat.1 Media SE (c)	16,299	99,289
Stroeer SE & Co KGaA	9,556	418,009
		517,298
Wireless Telecommunication Services - 0.1%
1&1 AG	7,776	191,808
Freenet AG	33,739	1,049,233
		1,241,041
TOTAL COMMUNICATION SERVICES		2,515,478

Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Aumovio SE	15,637	672,295
SAF-Holland SE	12,741	207,071
Schaeffler AG Class Registered	54,182	438,732
		1,318,098
Hotels, Restaurants & Leisure - 0.1%
TUI AG (b)	129,700	1,103,599
Specialty Retail - 0.3%
Auto1 Group SE (b)	37,390	1,311,890
CECONOMY AG (b)	41,254	210,891
Douglas AG Class Registered (b)	9,186	131,506
Fielmann Group AG	7,116	388,377
Hornbach Holding AG & Co KGaA	2,916	291,410
		2,334,074
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	12,208	541,051
Puma SE	29,653	629,587
		1,170,638
TOTAL CONSUMER DISCRETIONARY		5,926,409

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
HelloFresh SE (b)	43,949	355,618
Food Products - 0.0%
Suedzucker AG (c)	16,756	184,833
TOTAL CONSUMER STAPLES		540,451

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	1,989	213,443
Verbio SE	6,291	111,525
		324,968
Financials - 0.2%
Capital Markets - 0.1%
flatexDEGIRO AG	23,451	888,773
Mutares SE & Co KGaA (c)	3,900	124,296
		1,013,069
Financial Services - 0.1%
Deutsche Pfandbriefbank AG (e)(f)	38,572	202,738
GRENKE AG (c)	6,687	115,153
Hypoport SE (b)	1,181	176,150
		494,041
Insurance - 0.0%
Wuestenrot & Wuerttembergische AG	6,672	108,743
TOTAL FINANCIALS		1,615,853

Health Care - 0.2%
Biotechnology - 0.0%
CureVac NV (Germany) (b)	28,384	151,806
Formycon AG (b)(c)	2,091	52,783
		204,589
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag (c)	10,136	512,895
Eckert & Ziegler SE	12,777	249,335
		762,230
Life Sciences Tools & Services - 0.1%
Evotec SE (b)	40,276	327,476
Gerresheimer AG (c)	9,724	309,351
Schott Pharma AG & Co KGaA	10,623	237,790
		874,617
Pharmaceuticals - 0.0%
Dermapharm Holding SE	3,947	155,366
TOTAL HEALTH CARE		1,996,802

Industrials - 1.1%
Aerospace & Defense - 0.1%
Montana Aerospace Ag (b)(e)(f)	7,994	316,382
Tkms AG& Co KGaA	7,069	666,106
		982,488
Commercial Services & Supplies - 0.1%
Bilfinger SE	10,144	1,093,247
Cewe Stiftung & Co KGAA	1,462	167,506
		1,260,753
Construction & Engineering - 0.0%
Thyssenkrupp Nucera AG & Co KGaa (b)(c)(e)(f)	7,230	74,503
Electrical Equipment - 0.2%
Energiekontor AG (c)	2,008	78,231
Nordex SE (b)	36,951	1,089,492
Pfisterer Holding SE	2,043	172,847
PNE AG (c)	7,485	92,488
SGL Carbon SE (b)	17,184	60,709
		1,493,767
Ground Transportation - 0.0%
Sixt SE	3,850	338,153
Industrial Conglomerates - 0.0%
MBB SE	473	103,807
Machinery - 0.6%
Deutz AG	37,474	371,040
Duerr AG	14,617	340,335
JOST Werke SE (e)(f)	3,346	194,767
KION Group AG	20,504	1,453,487
Krones AG	4,034	584,944
Norma Group SE	7,378	119,570
Pfeiffer Vacuum Technology AG	992	178,375
RENK Group AG	21,294	1,614,785
Stabilus SE	6,978	174,939
Vossloh AG	2,746	250,365
Wacker Neuson SE	8,045	175,076
		5,457,683
Trading Companies & Distributors - 0.0%
Kloeckner & Co SE	15,459	98,716
Transportation Infrastructure - 0.1%
Fraport AG Frankfurt Airport Services Worldwide (b)	10,467	895,207
TOTAL INDUSTRIALS		10,705,077

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	14,581	328,741
Softwareone Holding AG	46,792	480,566
		809,307
IT Services - 0.2%
Adesso SE	1,016	109,731
Bechtle AG	23,264	982,511
CANCOM SE	7,208	204,800
GFT Technologies SE (c)	4,818	98,851
IONOS Group SE (b)	13,826	490,049
Nagarro SE (c)	1,994	111,058
Secunet Security Network Ag	451	103,449
		2,100,449
Semiconductors & Semiconductor Equipment - 0.1%
AIXTRON SE	32,306	516,671
Elmos Semiconductor SE	2,225	209,788
Siltronic AG (c)	3,831	236,245
SMA Solar Technology AG (b)	4,435	132,708
SUSS MicroTec SE	5,351	171,959
		1,267,371
Software - 0.1%
Atoss Software SE	2,737	366,588
Northern Data AG (b)(c)	3,564	61,046
TeamViewer SE (b)(e)(f)	40,843	299,885
		727,519
TOTAL INFORMATION TECHNOLOGY		4,904,646

Materials - 0.5%
Chemicals - 0.2%
AlzChem Group AG	1,578	303,026
K+S AG	50,847	662,866
LANXESS AG	23,294	554,180
Wacker Chemie AG (c)	5,141	405,619
		1,925,691
Metals & Mining - 0.3%
Aurubis AG	8,927	1,161,708
Salzgitter AG	8,613	279,169
thyssenkrupp AG	141,389	1,479,134
		2,920,011
TOTAL MATERIALS		4,845,702

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aroundtown SA (b)	219,182	782,174
Grand City Properties SA (b)	19,733	251,107
Patrizia SE	11,679	97,598
Sirius Real Estate Ltd	425,832	558,576
TAG Immobilien AG	50,191	832,501
		2,521,956
Retail REITs - 0.0%
Hamborner REIT AG	21,330	127,601
TOTAL REAL ESTATE		2,649,557

TOTAL GERMANY		36,024,943
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	29,299	1,380,276
HONG KONG - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKBN Ltd	104,600	91,939
PCCW Ltd	1,210,000	864,225
		956,164
Wireless Telecommunication Services - 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd	408,000	57,231
Smartone Telecommunications Hldgs Ltd	92,000	57,185
		114,416
TOTAL COMMUNICATION SERVICES		1,070,580

Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Johnson Electric Holdings Ltd	106,035	498,616
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	115,487	97,575
Hotels, Restaurants & Leisure - 0.1%
Cafe de Coral Holdings Ltd	92,000	74,352
Melco International Development Ltd (b)	260,000	156,257
Melco Resorts & Entertainment Ltd ADR (b)	52,210	428,122
Super Hi International Holding Ltd (b)(c)	64,000	111,601
		770,332
Household Durables - 0.0%
Man Wah Holdings Ltd	443,200	270,350
Leisure Products - 0.0%
Dream International Ltd	48,000	60,104
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	91,000	291,367
Textiles, Apparel & Luxury Goods - 0.1%
Crystal International Group Ltd (e)(f)	165,000	144,604
Stella International Holdings Ltd	167,000	355,038
Viva Goods Company Ltd (b)	952,000	72,283
Yue Yuen Industrial Holdings Ltd	227,000	416,575
		988,500
TOTAL CONSUMER DISCRETIONARY		2,976,844

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
DFI Retail Group Holdings Ltd	96,800	339,768
Food Products - 0.0%
Vitasoy International Holdings Ltd	186,000	181,918
TOTAL CONSUMER STAPLES		521,686

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd	3,250,000	207,031
Financials - 0.2%
Banks - 0.1%
Bank of East Asia Ltd/The	262,581	452,811
Dah Sing Banking Group Ltd	117,600	166,475
Dah Sing Financial Holdings Ltd	53,600	247,908
		867,194
Capital Markets - 0.1%
Bright Smart Securities & Commodities Group Ltd (b)(c)	238,000	298,015
Guotai Junan International Holdings Ltd (c)	813,000	398,624
		696,639
TOTAL FINANCIALS		1,563,833

Health Care - 0.0%
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The	282,000	456,176
Industrials - 0.2%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(c)(f)	386,000	161,940
Electrical Equipment - 0.1%
Time Interconnect Technology Ltd	168,000	338,354
Industrial Conglomerates - 0.0%
CTF Services Ltd	284,000	307,005
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd	1,257,000	415,735
Trading Companies & Distributors - 0.0%
Realord Group Holdings Ltd (b)(c)	122,000	192,957
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	1,380,100	289,821
TOTAL INDUSTRIALS		1,705,812

Information Technology - 0.2%
Communications Equipment - 0.0%
VTech Holdings Ltd	46,700	381,326
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	74,000	294,455
PAX Global Technology Ltd	195,000	133,755
		428,210
IT Services - 0.0%
SUNeVision Holdings Ltd (c)	199,000	154,681
Semiconductors & Semiconductor Equipment - 0.2%
ASMPT Ltd	88,800	937,078
TOTAL INFORMATION TECHNOLOGY		1,901,295

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Hang Lung Group Ltd	233,000	444,078
Hang Lung Properties Ltd	571,575	636,264
Hysan Development Co Ltd	176,000	364,659
Kerry Properties Ltd	164,500	414,079
New World Development Co Ltd (b)	393,000	363,638
		2,222,718
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	442,000	285,545
TOTAL REAL ESTATE		2,508,263

TOTAL HONG KONG		12,911,520
INDONESIA - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
First Pacific Co Ltd	668,000	539,004
First Resources Ltd	155,800	234,610
Golden Agri-Resources Ltd	1,813,000	390,012
		1,163,626
Materials - 0.0%
Metals & Mining - 0.0%
Nickel Industries Ltd	556,798	269,592
TOTAL INDONESIA		1,433,218
IRELAND - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	48,037	356,582
Household Durables - 0.1%
Cairn Homes PLC (Ireland)	174,491	387,773
Glenveagh Properties PLC (b)(e)(f)	157,038	345,367
		733,140
TOTAL CONSUMER DISCRETIONARY		1,089,722

Consumer Staples - 0.2%
Beverages - 0.0%
C&C Group PLC	104,688	188,139
Food Products - 0.2%
Glanbia PLC	57,512	973,155
Greencore Group PLC	125,409	392,928
		1,366,083
TOTAL CONSUMER STAPLES		1,554,222

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	65,677	289,941
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	2,229	186,962
TOTAL HEALTH CARE		476,903

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	155,382	166,205
TOTAL IRELAND		3,287,052
ISRAEL - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	627,974	1,285,646
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd (b)	33,433	348,751
Partner Communications Co Ltd	42,526	423,244
		771,995
TOTAL COMMUNICATION SERVICES		2,057,641

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Global-e Online Ltd (b)	31,265	1,138,985
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	2,098	380,717
Household Durables - 0.0%
Azorim-Investment Development & Construction Co Ltd	21,418	143,687
Danya Cebus Ltd	3,067	129,139
Electra Consumer Products 1970 Ltd	3,727	129,020
		401,846
Specialty Retail - 0.1%
Carasso Motors Ltd	8,907	106,607
Delek Automotive Systems Ltd	13,690	115,538
Fox Wizel Ltd	2,387	275,295
Retailors Ltd	5,521	97,934
		595,374
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	3,391	189,195
TOTAL CONSUMER DISCRETIONARY		2,706,117

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
M Yochananof & Sons Ltd	1,428	120,517
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,601	244,499
Shufersal Ltd	56,705	706,539
		1,071,555
Food Products - 0.0%
Strauss Group Ltd	16,542	466,848
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (b)	11,395	515,624
TOTAL CONSUMER STAPLES		2,054,027

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Delek Group Ltd	2,600	683,343
Energean PLC	41,882	530,397
Equital Ltd (b)	6,720	321,311
Oil Refineries Ltd	593,620	173,434
Paz Retail And Energy Ltd	2,595	555,084
Tamar Petroleum Ltd (e)(f)	11,460	142,052
		2,405,621
Financials - 0.8%
Banks - 0.2%
FIBI Holdings Ltd	5,022	386,231
First International Bank of Israel Ltd	15,638	1,127,815
		1,514,046
Capital Markets - 0.2%
Etoro Group Ltd Class A	3,936	145,868
Meitav Investment House Ltd	10,120	317,410
Plus500 Ltd	20,255	842,441
Tel Aviv Stock Exchange Ltd	24,759	577,478
		1,883,197
Consumer Finance - 0.0%
Isracard Ltd	55,035	234,601
Insurance - 0.4%
Clal Insurance Enterprises Holdings Ltd	20,363	1,137,997
Harel Insurance Investments & Financial Services Ltd	32,158	1,125,078
Menora Mivtachim Holdings Ltd	6,230	623,296
Migdal Insurance & Financial Holdings Ltd	164,991	592,427
		3,478,798
TOTAL FINANCIALS		7,110,642

Industrials - 0.4%
Aerospace & Defense - 0.0%
Bet Shemesh Engines Holdings 1997 Ltd (b)	2,059	426,214
Building Products - 0.0%
Inrom Construction Industries Ltd	29,886	222,142
Construction & Engineering - 0.2%
Ashtrom Group Ltd	14,293	326,790
Elco Ltd	2,983	160,664
Electra Ltd/Israel	12,080	383,333
Kvutzat Acro Ltd	8,076	117,901
Shapir Engineering and Industry Ltd	45,460	405,986
Shikun & Binui Ltd (b)	92,623	515,923
		1,910,597
Machinery - 0.0%
Kornit Digital Ltd (b)	13,043	176,081
Marine Transportation - 0.1%
ZIM Integrated Shipping Services Ltd (c)	34,424	529,441
Passenger Airlines - 0.0%
El Al Israel Airlines (b)	85,898	357,200
Professional Services - 0.1%
Danel Adir Yeoshua Ltd	1,417	196,126
Hilan Ltd	4,549	358,369
		554,495
TOTAL INDUSTRIALS		4,176,170

Information Technology - 0.8%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	4,537	174,720
Electronic Equipment, Instruments & Components - 0.1%
Nayax Ltd (b)	4,146	173,553
Next Vision Stabilized Systems Ltd	20,639	905,761
		1,079,314
IT Services - 0.1%
Formula Systems 1985 Ltd	2,842	409,931
Matrix IT Ltd	9,919	366,508
One Software Technologies Ltd	13,363	359,127
		1,135,566
Semiconductors & Semiconductor Equipment - 0.4%
Camtek Ltd/Israel (Israel) (b)	8,425	1,043,801
Tower Semiconductor Ltd (b)	31,734	2,622,709
		3,666,510
Software - 0.2%
Cellebrite DI Ltd (b)	30,801	525,465
Magic Software Enterprises Ltd (Israel)	7,646	157,216
Radware Ltd (b)	9,582	245,587
Sapiens International Corp NV (Israel)	9,596	410,527
SimilarWeb Ltd (b)	12,541	107,226
		1,446,021
TOTAL INFORMATION TECHNOLOGY		7,502,131

Materials - 0.0%
Chemicals - 0.0%
Israel Corp Ltd Class A1	1,069	379,544
Turpaz Industries Ltd	12,670	207,366
		586,910
Real Estate - 0.8%
Diversified REITs - 0.1%
Reit 1 Ltd	56,128	459,228
Sella Capital Real Estate Ltd	67,805	241,384
		700,612
Real Estate Management & Development - 0.7%
Africa Israel Residences Ltd	1,835	160,329
Airport City Ltd (b)	16,766	331,775
Alony Hetz Properties & Investments Ltd	42,805	525,727
Amot Investments Ltd	69,691	551,805
Aura Investments Ltd	43,805	315,922
Big Shopping Centers Ltd	4,190	936,256
Blue Square Real Estate Ltd	1,527	184,639
Electra Real Estate Ltd (b)	8,980	137,796
G City Ltd	30,338	103,440
Israel Canada T.R Ltd	52,106	271,848
Isras Holdings Ltd (b)	1,065	131,325
Isras Investment Co Ltd	351	98,262
Mega Or Holdings Ltd	6,761	414,983
Melisron Ltd	6,790	883,953
Mivne Real Estate Kd Ltd	164,169	727,020
Prashkovsky Investments and Construction Ltd	2,104	107,510
Summit Real Estate Holdings Ltd	10,553	216,148
YH Dimri Construction & Development Ltd	2,648	319,374
		6,418,112
TOTAL REAL ESTATE		7,118,724

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Energix-Renewable Energies Ltd	77,751	358,159
Enlight Renewable Energy Ltd (b)	34,053	1,187,197
OPC Energy Ltd (b)	39,332	712,175
OY Nofar Energy Ltd (b)	7,635	243,686
		2,501,217
TOTAL ISRAEL		38,219,200
ITALY - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (e)(f)	25,751	176,310
Entertainment - 0.0%
Juventus Football Club SpA (b)(c)	32,852	103,907
Media - 0.1%
Arnoldo Mondadori Editore SpA	38,932	93,564
MFE-MediaForEurope NV Class A	46,183	163,425
MFE-MediaForEurope NV Class A (Germany)	48,135	170,333
MFE-MediaForEurope NV Class B	18,509	86,276
		513,598
TOTAL COMMUNICATION SERVICES		793,815

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Brembo NV	42,645	459,351
CIR SpA-Compagnie Industriali (b)	137,888	109,825
Pirelli & C SpA (e)(f)	113,433	794,429
		1,363,605
Automobiles - 0.0%
Piaggio & C SpA (c)	49,251	112,006
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	71,395	1,759,434
Household Durables - 0.1%
De' Longhi SpA	21,556	785,647
Leisure Products - 0.1%
Ferretti SpA (c)	38,198	125,306
Sanlorenzo SpA/Ameglia	4,098	160,129
Technogym SpA (e)(f)	31,130	563,347
		848,782
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	9,652	976,141
OVS SpA (e)(f)	43,694	220,191
Salvatore Ferragamo SpA (b)(c)	14,039	112,950
		1,309,282
TOTAL CONSUMER DISCRETIONARY		6,178,756

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	9,349	99,140
Food Products - 0.0%
NewPrinces SpA (b)	5,746	131,933
Personal Care Products - 0.0%
Intercos SpA	15,278	207,800
Pharmanutra SpA	959	51,180
		258,980
TOTAL CONSUMER STAPLES		490,053

Energy - 0.1%
Energy Equipment & Services - 0.1%
Saipem SpA (c)	367,473	955,569
Oil, Gas & Consumable Fuels - 0.0%
d'Amico International Shipping SA	13,919	72,036
TOTAL ENERGY		1,027,605

Financials - 0.4%
Banks - 0.1%
Banca Popolare di Sondrio SPA	25,556	427,423
Banco di Desio e della Brianza SpA	9,288	84,897
Credito Emiliano SpA	24,149	381,901
		894,221
Capital Markets - 0.3%
Azimut Holding SpA	32,902	1,285,640
Banca Generali SpA	16,601	937,622
Tamburi Investment Partners SpA	26,523	267,503
		2,490,765
Financial Services - 0.0%
Banca IFIS SpA	7,778	200,823
BFF Bank SpA (b)(e)(f)	51,030	615,254
		816,077
TOTAL FINANCIALS		4,201,063

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
DiaSorin SpA	6,335	560,066
El.En. SpA	13,459	176,078
GVS SpA (b)(e)(f)	18,742	92,893
		829,037
Health Care Providers & Services - 0.1%
Amplifon SpA	35,338	602,839
TOTAL HEALTH CARE		1,431,876

Industrials - 0.6%
Building Products - 0.1%
Ariston Holding NV	19,636	81,480
Carel Industries SpA (e)(f)	14,266	370,806
LU-VE SpA	2,521	104,900
		557,186
Commercial Services & Supplies - 0.0%
Fila SpA Class A	9,234	101,220
Construction & Engineering - 0.1%
Maire SpA	42,222	639,487
Webuild SpA	145,287	585,793
Webuild SpA warrants 8/2/2030 (b)	6,588	26,562
		1,251,842
Electrical Equipment - 0.0%
Cembre SpA	1,659	120,854
Machinery - 0.4%
Danieli & C Officine Meccaniche SpA	2,842	153,636
Fincantieri SpA (b)	27,525	705,602
Industrie De Nora SpA	9,043	75,205
Interpump Group SpA	21,637	1,114,814
Iveco Group NV	50,011	1,062,977
		3,112,234
Transportation Infrastructure - 0.0%
Enav Spa (e)(f)	76,680	400,562
TOTAL INDUSTRIALS		5,543,898

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	2,225	206,710
IT Services - 0.2%
Reply SpA	6,399	896,898
Wiit SpA	3,214	73,055
		969,953
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (b)	36,927	400,101
TOTAL INFORMATION TECHNOLOGY		1,576,764

Materials - 0.0%
Chemicals - 0.0%
SOL SpA	11,594	678,883
Containers & Packaging - 0.0%
Zignago Vetro Spa (c)	8,806	76,228
TOTAL MATERIALS		755,111

Utilities - 0.6%
Gas Utilities - 0.2%
Ascopiave SpA	18,261	67,776
Italgas SpA	172,439	1,806,745
		1,874,521
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA (c)	14,851	382,758
Multi-Utilities - 0.4%
A2A SpA	443,709	1,291,900
ACEA SpA	15,066	365,030
Hera SpA	232,021	1,040,338
Iren SpA	165,296	487,372
		3,184,640
TOTAL UTILITIES		5,441,919

TOTAL ITALY		27,440,860
JAPAN - 35.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	31,100	561,318
U-Next Holdings Co Ltd	18,200	240,328
		801,646
Entertainment - 0.4%
Anycolor Inc	8,700	340,977
Cover Corp (b)(c)	11,200	132,996
Daiichikosho Co Ltd	20,300	207,663
DeNA Co Ltd	20,800	365,630
GREE Holdings Inc	19,800	51,777
GungHo Online Entertainment Inc	11,800	199,691
Koei Tecmo Holdings Co Ltd	23,700	319,952
MIXI Inc	10,200	206,171
Shochiku Co Ltd	2,300	185,212
Square Enix Holdings Co Ltd	67,800	1,313,677
Toei Animation Co Ltd	17,800	334,725
Toei Co Ltd	8,300	295,140
		3,953,611
Interactive Media & Services - 0.1%
Kakaku.com Inc	36,800	656,435
Media - 0.5%
CyberAgent Inc	122,200	1,218,750
Dentsu Group Inc	56,500	1,115,995
Fuji Media Holdings Inc	13,300	296,275
Hakuhodo DY Holdings Inc	61,000	441,341
Kadokawa Corp	23,100	517,580
Nippon Television Holdings Inc	14,800	359,460
Septeni Holdings Co Ltd	25,000	66,349
SKY Perfect JSAT Holdings Inc	47,000	462,345
TBS Holdings Inc	9,400	324,739
TV Asahi Holdings Corp	6,300	128,158
		4,930,992
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co	10,600	176,976
TOTAL COMMUNICATION SERVICES		10,519,660

Consumer Discretionary - 5.5%
Automobile Components - 1.4%
Aisan Industry Co Ltd	8,900	121,046
Eagle Industry Co Ltd	5,600	99,346
Exedy Corp	6,200	208,799
FCC Co Ltd	9,400	190,306
GS Yuasa Corp	22,700	636,030
JTEKT Corp	58,700	590,200
Koito Manufacturing Co Ltd	52,600	786,218
KYB Corp	9,500	241,646
Musashi Seimitsu Industry Co Ltd	13,000	294,400
NHK Spring Co Ltd	52,300	983,828
Nifco Inc/Japan	21,300	619,194
Niterra Co Ltd	42,400	1,744,863
NOK Corp	22,400	398,988
Pacific Industrial Co Ltd	11,300	225,839
Piolax Inc	5,300	59,186
Seiren Co Ltd	13,800	283,862
Shoei Co Ltd	13,500	143,576
Stanley Electric Co Ltd	30,000	590,812
Sumitomo Riko Co Ltd	10,200	173,210
Sumitomo Rubber Industries Ltd	52,000	610,395
Tokai Rika Co Ltd	15,200	273,997
Topre Corp	10,100	147,066
Toyo Tire Corp	35,000	959,542
Toyoda Gosei Co Ltd	16,200	376,013
Toyota Boshoku Corp	24,000	365,817
TS Tech Co Ltd	22,600	268,513
Yokohama Rubber Co Ltd/The	35,400	1,269,356
		12,662,048
Automobiles - 0.2%
Mazda Motor Corp	170,500	1,186,010
Mitsubishi Motors Corp	187,700	459,293
Nissan Shatai Co Ltd	19,100	127,532
		1,772,835
Broadline Retail - 0.5%
ASKUL Corp	10,600	96,570
Belluna Co Ltd	12,100	79,850
Isetan Mitsukoshi Holdings Ltd	91,800	1,444,223
Izumi Co Ltd	10,300	192,219
J Front Retailing Co Ltd	69,100	1,041,141
Mercari Inc (b)	32,800	485,583
Seria Co Ltd	13,100	249,572
Takashimaya Co Ltd	80,900	867,479
		4,456,637
Distributors - 0.1%
Arata Corp	7,500	146,243
Central Automotive Products Ltd	10,500	122,435
Doshisha Co Ltd	5,600	105,342
Happinet Corp	4,100	167,342
PALTAC Corp	7,900	233,140
		774,502
Hotels, Restaurants & Leisure - 1.1%
Atom Corp (b)(c)	32,600	114,653
Colowide Co Ltd (c)	26,000	282,000
Create Restaurants Holdings Inc	72,820	347,302
Doutor Nichires Holdings Co Ltd	7,900	123,234
Food & Life Cos Ltd	31,300	1,526,310
Fuji Kyuko Co Ltd	6,200	99,773
Fujita Kanko Inc	2,100	152,346
GENDA INC (b)(c)	26,300	126,286
Heiwa Corp	15,300	198,957
Hiday Hidaka Corp	6,700	143,034
HIS Co Ltd	16,600	140,999
Ichibanya Co Ltd	20,000	116,800
Imperial Hotel Ltd	11,500	82,233
KOMEDA Holdings Co Ltd	13,100	246,852
Koshidaka Holdings Co Ltd	14,200	108,728
Kura Sushi Inc	5,900	127,104
Kyoritsu Maintenance Co Ltd	17,700	344,904
Matsuyafoods Holdings Co Ltd	2,400	91,104
McDonald's Holdings Co Japan Ltd (c)	24,500	958,633
Metaplanet Inc (b)	136,900	436,168
Monogatari Corp/The	8,800	220,128
MOS Food Services Inc	7,200	180,572
Ohsho Food Service Corp	10,100	220,862
Resorttrust Inc	49,300	581,261
Round One Corp	49,300	355,091
Royal Holdings Co Ltd	10,000	166,180
Saizeriya Co Ltd (c)	9,500	310,687
Skylark Holdings Co Ltd	64,600	1,168,677
Tokyotokeiba Co Ltd	4,100	147,122
Toridoll Holdings Corp (c)	13,600	393,942
Yoshinoya Holdings Co Ltd	18,400	363,200
		9,875,142
Household Durables - 0.8%
Casio Computer Co Ltd	53,800	422,238
ES-Con Japan Ltd	12,500	81,192
Haseko Corp	68,200	1,101,927
Iida Group Holdings Co Ltd	43,800	671,594
JVCKenwood Corp	41,900	336,728
Nagawa Co Ltd	2,400	93,284
Nikon Corp	71,000	830,199
Noritz Corp	9,900	128,672
Open House Group Co Ltd	20,600	991,703
Rinnai Corp	30,600	694,760
Sangetsu Corp	13,200	258,244
Sharp Corp/Japan (b)	73,900	411,195
Sumitomo Forestry Co Ltd	131,800	1,374,788
Tama Home Co Ltd (c)	4,100	96,175
Tamron Co Ltd	38,800	276,190
Token Corp	1,400	128,545
Zojirushi Corp	9,600	103,656
		8,001,090
Leisure Products - 0.4%
Mizuno Corp	14,800	267,554
Noritsu Koki Co Ltd	15,300	166,591
Roland Corp	4,000	84,874
Sankyo Co Ltd	55,400	962,158
Sega Sammy Holdings Inc	44,000	815,132
Tomy Co Ltd	24,000	494,608
Tsuburaya Fields Holdings Inc (c)	10,100	142,348
Yamaha Corp	114,200	722,429
Yonex Co Ltd	15,700	404,445
		4,060,139
Specialty Retail - 0.8%
ABC-Mart Inc	28,300	485,439
Alpen Co Ltd (c)	4,400	65,011
and ST HD Co Ltd	7,800	131,847
AOKI Holdings Inc	9,700	104,673
Aoyama Trading Co Ltd	11,400	168,659
ARCLANDS CORP	13,680	155,521
Autobacs Seven Co Ltd	18,500	184,988
Bic Camera Inc	26,800	270,678
DCM Holdings Co Ltd	27,200	252,391
EDION Corp	22,400	294,771
IDOM Inc	17,700	132,540
JINS Holdings Inc	3,300	166,595
Joyful Honda Co Ltd	14,300	189,293
K's Holdings Corp	35,100	348,130
Kohnan Shoji Co Ltd	5,400	130,874
Komeri Co Ltd	7,800	162,468
Nextage Co Ltd	12,600	189,928
Nishimatsuya Chain Co Ltd	10,800	144,715
Nojima Corp	51,600	381,367
PAL GROUP Holdings Co Ltd	26,300	338,243
Shimamura Co Ltd	12,500	806,649
USS Co Ltd	107,700	1,189,446
Workman Co Ltd	5,900	222,049
Yamada Holdings Co Ltd	150,400	452,244
Yellow Hat Ltd	17,900	180,498
		7,149,017
Textiles, Apparel & Luxury Goods - 0.2%
Goldwin Inc	16,400	271,365
Gunze Ltd	8,200	202,193
Japan Wool Textile Co Ltd/The	12,100	127,823
Kurabo Industries Ltd	3,300	150,321
Onward Holdings Co Ltd	31,100	130,567
Seiko Group Corp	7,700	355,246
Wacoal Holdings Corp	11,200	391,212
		1,628,727
TOTAL CONSUMER DISCRETIONARY		50,380,137

Consumer Staples - 2.5%
Beverages - 0.2%
Coca-Cola Bottlers Japan Holdings Inc	36,600	585,063
Ito En Ltd	14,400	296,578
Lifedrink Co Inc	12,400	161,487
Sapporo Holdings Ltd	18,000	864,318
Takara Holdings Inc (c)	42,000	427,467
		2,334,913
Consumer Staples Distribution & Retail - 0.7%
Aeon Hokkaido Corp	11,800	66,538
Ain Holdings Inc	7,500	314,434
Arcs Co Ltd	9,900	201,392
Axial Retailing Inc	17,100	120,835
Belc Co Ltd	2,900	136,240
Blue Zones Holdings Co Ltd	5,400	275,063
Cosmos Pharmaceutical Corp	11,400	510,341
Create SD Holdings Co Ltd	7,700	159,636
Daikokutenbussan Co Ltd	1,800	72,416
Fuji Co Ltd/Ehime	8,500	108,656
Genky DrugStores Co Ltd	4,400	146,467
H2o Retailing Corp	26,700	361,839
Halows Co Ltd	2,700	76,650
Heiwado Co Ltd	7,100	130,657
Itochu-Shokuhin Co Ltd	1,400	85,212
Kato Sangyo Co Ltd	6,000	230,485
Kusuri no Aoki Holdings Co Ltd	12,000	304,146
Life Corp	11,600	182,080
Maxvalu Tokai Co Ltd	2,800	63,500
San-A Co Ltd	11,800	205,357
Sugi Holdings Co Ltd	29,600	639,211
Sundrug Co Ltd	20,400	550,672
Trial Holdings Inc (c)	10,300	137,614
Tsuruha Holdings Inc	46,000	799,053
United Super Markets Holdings Inc	26,000	138,849
Valor Holdings Co Ltd	9,900	181,413
Welcia Holdings Co Ltd	27,100	540,558
		6,739,314
Food Products - 1.3%
Ariake Japan Co Ltd	5,200	182,545
Calbee Inc	22,800	424,014
DyDo Group Holdings Inc	5,400	85,007
Ezaki Glico Co Ltd	13,600	434,095
FUJI OIL CO LTD /Osaka	12,400	256,754
House Foods Group Inc	16,800	314,721
Itoham Yonekyu Holdings Inc	7,360	263,147
Kagome Co Ltd (c)	24,100	416,054
Kameda Seika Co Ltd	3,800	94,686
Kewpie Corp	28,000	776,173
Kotobuki Spirits Co Ltd	28,600	343,048
Maruha Nichiro Corp	11,300	252,529
Megmilk Snow Brand Co Ltd	12,100	221,727
Mitsui DM Sugar Co Ltd	4,100	80,743
Morinaga & Co Ltd/Japan	18,200	313,608
Morinaga Milk Industry Co Ltd	20,200	435,432
NH Foods Ltd	23,800	877,192
Nichirei Corp	58,000	685,718
Nippn Corp	14,700	208,896
Nisshin Oillio Group Ltd/The	7,300	241,107
Nisshin Seifun Group Inc	57,500	649,771
Nissui Corp	80,400	559,268
Prima Meat Packers Ltd	7,000	112,420
Riken Vitamin Co Ltd	4,900	88,964
S Foods Inc	5,000	81,110
Sakata Seed Corp	7,700	197,359
Showa Sangyo Co Ltd	4,800	91,664
Toyo Suisan Kaisha Ltd	25,200	1,830,602
Yamazaki Baking Co Ltd	34,500	676,076
		11,194,430
Household Products - 0.1%
Earth Corp	4,100	134,086
Lion Corp	71,900	708,923
Pigeon Corp	32,800	371,184
		1,214,193
Personal Care Products - 0.2%
Kobayashi Pharmaceutical Co Ltd	13,300	442,298
Kose Corp	9,400	360,422
Milbon Co Ltd	7,800	117,220
MTG Co Ltd	3,400	82,071
Noevir Holdings Co Ltd	4,300	122,072
Pola Orbis Holdings Inc	26,300	226,633
Rohto Pharmaceutical Co Ltd	53,700	832,453
		2,183,169
TOTAL CONSUMER STAPLES		23,666,019

Energy - 0.3%
Energy Equipment & Services - 0.1%
Modec Inc	13,600	884,252
Oil, Gas & Consumable Fuels - 0.2%
Cosmo Energy Holdings Co Ltd	30,400	693,967
Itochu Enex Co Ltd	12,800	151,247
Iwatani Corp	53,000	552,492
Japan Petroleum Exploration Co Ltd	43,000	358,822
Mitsuuroko Group Holdings Co Ltd	7,000	95,749
San-Ai Obbli Co Ltd	13,800	182,854
		2,035,131
TOTAL ENERGY		2,919,383

Financials - 3.1%
Banks - 2.3%
77 Bank Ltd/The	17,400	746,876
Aichi Financial Group Inc	9,700	250,195
Aozora Bank Ltd	29,700	425,043
Awa Bank Ltd/The	8,400	198,404
Bank of Nagoya Ltd/The	9,000	229,803
CCI Group Inc	56,000	239,465
Chugin Financial Group Inc	41,800	583,155
Daishi Hokuetsu Financial Group Inc	58,500	564,843
Fukuoka Financial Group Inc	49,300	1,434,758
Gunma Bank Ltd/The	92,200	957,837
Hachijuni Bank Ltd/The	105,100	1,059,457
Hirogin Holdings Inc	69,100	645,669
Hokuhoku Financial Group Inc	29,900	733,191
Hyakugo Bank Ltd/The	57,700	357,560
Hyakujushi Bank Ltd/The	6,500	227,759
Iyogin Holdings Inc	66,800	1,043,330
Juroku Financial Group Inc	8,600	313,620
Keiyo Bank Ltd/The	25,900	218,480
Kiyo Bank Ltd/The	16,300	317,306
Kyoto Financial Group Inc	64,200	1,301,413
Kyushu Financial Group Inc	92,900	532,709
Mebuki Financial Group Inc	238,200	1,486,760
Musashino Bank Ltd/The	7,400	199,273
Nanto Bank Ltd/The	6,900	229,687
Nishi-Nippon Financial Holdings Inc	33,100	566,594
North Pacific Bank Ltd	75,600	354,183
Ogaki Kyoritsu Bank Ltd/The	10,200	244,228
Rakuten Bank Ltd (b)	27,300	1,503,085
San-In Godo Bank Ltd/The	40,200	353,455
Senshu Ikeda Holdings Inc	63,700	274,872
Seven Bank Ltd	167,300	307,330
Shiga Bank Ltd/The	9,900	400,214
Shizuoka Financial Group Inc	123,500	1,662,854
Suruga Bank Ltd	36,400	363,976
Toho Bank Ltd/The	53,300	157,711
Tokyo Kiraboshi Financial Group Inc	6,500	309,584
TOMONY Holdings Inc	46,200	204,754
Yamaguchi Financial Group Inc	50,000	573,454
		21,572,887
Capital Markets - 0.2%
GMO Financial Holdings Inc	11,900	69,496
Integral Corp (c)	2,900	64,451
JAFCO Group Co ltd	14,500	226,660
M&A Capital Partners Co Ltd	4,400	84,368
M&A Research Institute Holdings Inc (c)	8,200	67,415
Matsui Securities Co Ltd	29,900	149,005
Monex Group Inc	50,900	234,501
Nihon M&A Center Holdings Inc	81,200	382,843
Okasan Securities Group Inc	39,000	175,122
Tokai Tokyo Financial Holdings Inc	59,400	220,471
		1,674,332
Consumer Finance - 0.3%
Acom Co Ltd	111,200	317,415
AEON Financial Service Co Ltd	30,700	300,406
Aiful Corp	89,400	263,368
Credit Saison Co Ltd	36,900	901,968
Jaccs Co Ltd	6,400	167,569
Marui Group Co Ltd	44,400	851,641
Orient Corp	16,420	102,712
		2,905,079
Financial Services - 0.3%
eGuarantee Inc	10,100	104,335
Financial Partners Group Co Ltd	16,900	234,677
Fuyo General Lease Co Ltd	14,400	377,029
GMO Payment Gateway Inc	12,000	656,181
Japan Securities Finance Co Ltd	22,600	259,861
Mizuho Leasing Co Ltd	40,100	321,612
Ricoh Leasing Co Ltd	3,900	143,235
Tokyo Century Corp	42,200	498,919
Zenkoku Hosho Co Ltd	29,300	602,503
		3,198,352
Insurance - 0.0%
LIFENET INSURANCE CO (b)(c)	17,300	211,269
TOTAL FINANCIALS		29,561,919

Health Care - 1.4%
Biotechnology - 0.1%
GNI Group Ltd (b)	13,500	213,393
Peptidream Inc (b)	27,900	282,331
SanBio Co Ltd (b)(c)	15,300	280,962
Takara Bio Inc	13,500	80,854
		857,540
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	61,700	979,689
Eiken Chemical Co Ltd	8,300	126,781
Fukuda Denshi Co Ltd	4,400	199,286
Hogy Medical Co Ltd	5,800	201,350
Japan Lifeline Co Ltd	14,900	141,546
Mani Inc	21,000	200,993
Menicon Co Ltd	17,700	138,053
Nakanishi Inc	18,900	250,553
Nihon Kohden Corp	43,500	503,280
Nipro Corp	41,200	402,215
Paramount Bed Holdings Co Ltd	11,400	261,495
PHC Holdings Corp	8,900	58,271
		3,463,512
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp	45,900	648,247
As One Corp	17,200	281,086
BML Inc	6,500	154,159
H.U. Group Holdings Inc	15,500	378,171
Medipal Holdings Corp	53,000	863,216
Ship Healthcare Holdings Inc	21,400	319,868
Suzuken Co Ltd/Aichi Japan	16,300	619,275
Toho Holdings Co Ltd	14,600	468,572
Tokai Corp/Gifu	4,300	59,655
		3,792,249
Health Care Technology - 0.0%
JMDC Inc	7,300	232,107
Medley Inc (b)(c)	6,500	88,826
		320,933
Pharmaceuticals - 0.5%
Hisamitsu Pharmaceutical Co Inc	14,900	387,123
Kaken Pharmaceutical Co Ltd	7,900	187,876
Kissei Pharmaceutical Co Ltd	8,000	208,942
Kyorin Pharmaceutical Co Ltd	10,600	96,639
Mochida Pharmaceutical Co Ltd	6,300	120,514
Nippon Shinyaku Co Ltd	14,900	311,420
Nxera Pharma Co Ltd (b)	21,400	124,420
Ono Pharmaceutical Co Ltd	106,100	1,294,782
Santen Pharmaceutical Co Ltd	87,400	855,795
Sawai Group Holdings Co Ltd	31,200	372,412
Sumitomo Pharma Co Ltd (b)	50,800	555,270
Towa Pharmaceutical Co Ltd	7,500	137,921
Tsumura & CO	16,300	378,123
Zeria Pharmaceutical Co Ltd	6,700	86,993
		5,118,230
TOTAL HEALTH CARE		13,552,464

Industrials - 9.2%
Air Freight & Logistics - 0.5%
AZ-COM MARUWA Holdings Inc	15,700	104,728
Hamakyorex Co Ltd	16,400	162,925
Konoike Transport Co Ltd	8,000	165,856
Mitsui-Soko Holdings Co Ltd	16,100	422,689
NIPPON EXPRESS HOLDINGS INC	59,300	1,260,957
Sankyu Inc	12,600	643,368
SBS Holdings Inc	4,500	98,987
Senko Group Holdings Co Ltd	37,400	488,280
Yamato Holdings Co Ltd	66,500	971,760
		4,319,550
Building Products - 0.6%
Bunka Shutter Co Ltd	15,400	203,355
Central Glass Co Ltd	6,200	129,544
Lixil Corp	77,800	863,267
Nichias Corp	15,400	575,989
Nichiha Corp	6,200	110,393
Nitto Boseki Co Ltd	6,500	369,055
Sanwa Holdings Corp	53,900	1,472,448
Shin Nippon Air Technologies Co Ltd	6,200	124,113
Sinko Industries Ltd	13,500	112,915
Takara Standard Co Ltd	11,600	187,575
Takasago Thermal Engineering Co Ltd	25,900	769,051
TOTO Ltd	37,700	959,685
		5,877,390
Commercial Services & Supplies - 0.4%
ALSOK Co Ltd	101,100	691,122
Daiei Kankyo Co Ltd	11,400	253,728
Daiseki Co Ltd	11,680	245,939
Duskin Co Ltd	11,000	265,310
Itoki Corp	11,600	187,575
Japan Elevator Service Holdings Co Ltd	40,200	474,100
Kokuyo Co Ltd	91,600	526,027
Matsuda Sangyo Co Ltd	3,900	104,769
Mitsubishi Pencil Co Ltd	10,500	139,537
Nippon Kanzai Holdings Co Ltd	5,100	86,737
Okamura Corp	15,800	231,500
Park24 Co Ltd	36,400	425,623
Pilot Corp	8,200	247,953
Prestige International Inc	24,800	106,693
TRE Holdings Corp	12,000	120,537
		4,107,150
Construction & Engineering - 1.6%
Chiyoda Corp (b)	44,100	117,039
Chudenko Corp	7,300	199,422
COMSYS Holdings Corp	31,900	805,832
Dai-Dan Co Ltd	7,800	346,700
EXEO Group Inc	53,000	764,512
Hazama Ando Corp	40,900	458,337
INFRONEER Holdings Inc	55,216	592,253
JGC Holdings Corp	63,000	638,748
Kandenko Co Ltd	29,300	896,815
Kinden Corp	34,100	1,367,009
Kraftia Corp	12,200	645,822
Kumagai Gumi Co Ltd	36,900	335,455
MIRAIT ONE corp	23,500	456,169
Nippon Densetsu Kogyo Co Ltd	9,500	177,597
Nishimatsu Construction Co Ltd	8,300	285,392
Okumura Corp	8,800	279,229
Penta-Ocean Construction Co Ltd	77,200	708,581
Raito Kogyo Co Ltd	10,000	209,266
Raiznext Corp	6,400	79,611
Sanki Engineering Co Ltd	10,100	348,005
Shimizu Corp	142,500	1,917,291
Shinnihon Corp	6,900	79,383
SHO-BOND Holdings Co Ltd	10,900	346,288
Sumitomo Densetsu Co Ltd	4,600	289,832
Taihei Dengyo Kaisha Ltd	10,500	147,372
Taikisha Ltd	12,600	249,776
Takamatsu Construction Group Co Ltd	4,900	107,628
Toa Corp/Tokyo	16,300	250,249
Toda Corp	59,600	402,013
Toenec Corp	12,800	139,121
Tokyu Construction Co Ltd	22,400	152,473
Totetsu Kogyo Co Ltd	6,300	173,126
Toyo Construction Co Ltd	5,400	60,969
West Holdings Corp	5,800	55,588
Yokogawa Bridge Holdings Corp	9,100	162,620
Yurtec Corp	9,800	158,214
		14,403,737
Electrical Equipment - 0.4%
Daihen Corp	4,900	322,088
Furukawa Electric Co Ltd	19,100	1,363,312
Idec Corp/Japan	7,600	115,941
Mabuchi Motor Co Ltd	24,100	426,453
Mirai Industry Co Ltd	2,700	58,428
Nitto Kogyo Corp	6,800	163,039
Sanyo Denki Co Ltd (c)	7,200	184,544
Sinfonia Technology Co Ltd	6,300	435,780
SWCC Corp	8,800	429,408
Toyo Tanso Co Ltd	3,800	114,042
Ushio Inc	19,800	328,972
		3,942,007
Ground Transportation - 1.2%
Fukuyama Transporting Co Ltd	5,200	129,063
Keikyu Corp	58,500	545,484
Keio Corp	28,800	683,418
Keisei Electric Railway Co Ltd	110,100	877,314
Kintetsu Group Holdings Co Ltd	51,400	974,402
Kyushu Railway Co	40,100	1,016,616
Maruzen Showa Unyu Co Ltd	3,300	148,822
Nagoya Railroad Co Ltd	53,100	580,410
Nankai Electric Railway Co Ltd	29,000	523,980
Nikkon Holdings Co Ltd	27,000	608,994
Nishi-Nippon Railroad Co Ltd	17,000	246,545
Odakyu Electric Railway Co Ltd	88,800	939,225
Sakai Moving Service Co Ltd	7,200	131,609
Seibu Holdings Inc	59,700	2,100,018
Seino Holdings Co Ltd	26,800	378,758
Sotetsu Holdings Inc	22,200	372,233
Tobu Railway Co Ltd	51,500	829,928
		11,086,819
Industrial Conglomerates - 0.1%
Keihan Holdings Co Ltd	27,300	552,874
Nisshinbo Holdings Inc	40,900	323,516
TOKAI Holdings Corp	27,500	182,191
		1,058,581
Machinery - 3.1%
Aichi Corp	8,200	68,585
Amada Co Ltd	88,400	1,057,175
CKD Corp	15,400	331,263
Daiwa Industries Ltd	8,400	86,066
DMG Mori Co Ltd	38,400	598,014
Ebara Corp	131,200	3,516,885
Fuji Corp/Aichi	20,800	404,568
Fujitec Co Ltd	18,000	661,670
Galilei Co Ltd	6,800	158,406
Glory Ltd	12,500	299,218
Harmonic Drive Systems Inc	17,900	331,262
Hino Motors Ltd (b)	82,800	188,585
Hitachi Construction Machinery Co Ltd	27,500	897,752
Hoshizaki Corp	30,900	1,088,748
Japan Steel Works Ltd/The	18,000	1,184,349
Kanadevia Corp	45,700	339,540
Kitz Corp	17,300	194,318
Kurita Water Industries Ltd	29,700	1,128,951
Kyokuto Kaihatsu Kogyo Co Ltd	8,500	142,466
Makino Milling Machine Co Ltd	6,700	486,925
Max Co Ltd	7,300	264,791
Meidensha Corp	9,700	385,835
METAWATER Co Ltd	6,100	131,017
MISUMI Group Inc	80,900	1,266,179
Mitsubishi Logisnext Co Ltd	9,000	89,877
Mitsuboshi Belting Ltd	6,500	156,690
Mitsui E&S Co Ltd	26,400	1,080,257
Miura Co Ltd	25,100	487,228
Morita Holdings Corp	8,600	130,247
Nabtesco Corp	31,000	778,872
Nachi-Fujikoshi Corp	3,900	99,961
Namura Shipbuilding Co Ltd	13,900	473,525
NGK Insulators Ltd	63,700	1,077,167
Nitta Corp	5,300	139,112
Nomura Micro Science Co Ltd	8,200	209,909
Noritake Co Ltd	5,100	160,006
NSK Ltd	107,200	542,156
NTN Corp	128,400	287,777
Obara Group Inc	2,800	76,218
Oiles Corp	5,700	83,664
OKUMA Corp	12,500	279,427
Organo Corp	7,200	620,440
OSG Corp	19,500	283,118
Shibaura Machine Co Ltd	6,300	175,375
Shibuya Corp	4,000	88,898
Shinmaywa Industries Ltd	14,900	194,239
Star Micronics Co Ltd	9,200	99,337
Sumitomo Heavy Industries Ltd	31,400	841,694
Tadano Ltd	23,900	166,560
Takeuchi Manufacturing Co Ltd	9,800	405,074
Takuma Co Ltd	16,100	247,282
THK Co Ltd	29,400	785,602
Tocalo Co Ltd	15,500	227,808
Tsubakimoto Chain Co	21,100	296,011
Tsugami Corp	10,800	191,879
Tsurumi Manufacturing Co Ltd	8,800	111,121
Union Tool Co	2,500	133,184
YAMABIKO Corp	8,100	135,762
Yaskawa Electric Corp	64,400	1,773,915
		28,141,960
Marine Transportation - 0.0%
Iino Kaiun Kaisha Ltd	20,100	163,946
NS United Kaiun Kaisha Ltd	3,000	107,261
		271,207
Professional Services - 0.6%
BayCurrent Inc	39,700	1,820,003
Bell System24 Holdings Inc	9,500	81,617
dip Corp	9,500	130,501
en Inc/Japan	8,500	85,877
Funai Soken Holdings Inc	9,800	154,462
Infomart Corp	54,700	116,421
Insource Co Ltd	14,400	81,666
JAC Recruitment Co Ltd	18,800	123,943
MEITEC Group Holdings Inc	19,900	408,175
Nomura Co Ltd	22,000	146,610
Open Up Group Inc (c)	15,400	171,977
Pasona Group Inc	5,800	71,733
Persol Holdings Co Ltd	486,000	807,004
SMS Co Ltd	18,900	163,233
Synspective Inc (c)	6,300	38,672
TechnoPro Holdings Inc	5,900	185,258
Timee Inc (b)(c)	12,600	122,149
TKC Corp	8,100	212,079
Transcosmos Inc	6,200	146,843
UT Group CO Ltd	8,300	148,055
Visional Inc (b)	6,800	473,013
		5,689,291
Trading Companies & Distributors - 0.5%
Hanwa Co Ltd	10,200	426,241
Inaba Denki Sangyo Co Ltd	14,600	430,393
Inabata & Co Ltd	12,400	277,996
Japan Pulp & Paper Co Ltd	25,400	119,328
Kanamoto Co Ltd	8,100	188,953
Kanematsu Corp	23,000	466,089
Nagase & Co Ltd	22,200	485,602
Nichiden Corp	3,400	54,824
Nishio Holdings Co Ltd	5,200	148,128
Senshu Electric Co Ltd	3,600	105,704
Sojitz Corp	63,760	1,694,640
Totech Corp	7,300	151,106
Trusco Nakayama Corp	13,200	208,480
Wakita & Co Ltd	9,000	103,660
Yamazen Corp	13,900	128,889
Yuasa Trading Co Ltd	4,300	140,069
		5,130,102
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co Ltd	18,500	575,732
Kamigumi Co Ltd	22,700	681,545
Mitsubishi Logistics Corp	69,500	504,643
Sumitomo Warehouse Co Ltd/The	13,500	284,699
		2,046,619
TOTAL INDUSTRIALS		86,074,413

Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 2.1%
Ai Holdings Corp	12,000	208,682
Alps Alpine Co Ltd	49,800	628,842
Amano Corp	15,200	403,795
Anritsu Corp	36,900	547,478
Azbil Corp	130,700	1,291,225
Canon Electronics Inc	5,300	92,890
Canon Marketing Japan Inc	14,200	592,012
Citizen Watch Co Ltd	55,600	386,758
Daiwabo Holdings Co Ltd	23,200	434,313
Dexerials Corp	47,700	773,179
Furuno Electric CO Ltd	6,900	401,616
Furuya Metal Co Ltd	4,300	79,549
Hakuto Co Ltd	3,100	77,646
Hamamatsu Photonics KK	81,600	916,286
Hioki EE Corp	2,600	100,045
Hirose Electric Co Ltd	8,100	1,087,989
Horiba Ltd	9,600	894,841
Hosiden Corp	12,100	193,226
Ibiden Co Ltd	34,000	3,224,386
Japan Aviation Electronics Industry Ltd	13,200	197,602
Jeol Ltd	12,400	418,563
Kaga Electronics Co Ltd	10,700	248,216
Macnica Holdings Inc	40,700	580,749
Maruwa Co Ltd/Aichi	2,500	711,667
Maxell Ltd	11,000	159,814
Meiko Electronics Co Ltd	5,700	377,633
Nichicon Corp	11,500	115,664
Nippon Electric Glass Co Ltd	18,200	614,107
Nissha Co Ltd	10,800	94,047
Nohmi Bosai Ltd	7,000	172,377
Oki Electric Industry Co Ltd	23,800	285,242
Omron Corp (c)	49,800	1,392,759
Restar Corp	4,900	82,128
Rigaku Holdings Corp	32,500	208,569
Riken Keiki Co Ltd	8,800	200,999
Ryoyo Ryosan Holdings Inc	7,392	142,650
Taiyo Yuden Co Ltd	35,100	1,002,369
Tokyo Electron Device Ltd	5,300	103,861
Topcon Corp (b)	6,100	129,948
		19,573,722
IT Services - 0.5%
Argo Graphics Inc	18,500	164,340
BIPROGY Inc	21,400	865,943
Change Holdings Inc	10,600	77,861
Dentsu Soken Inc	7,400	366,855
Digital Garage Inc	7,400	158,458
DTS Corp	38,000	317,098
Future Corp	12,100	170,849
GMO internet group Inc	18,500	414,272
Mitsubishi Research Institute Inc	2,600	82,331
NS Solutions Corp	18,100	456,875
NSD Co Ltd	18,300	391,388
Sakura Internet Inc (c)	7,000	156,252
SHIFT Inc (b)	52,700	364,533
Simplex Holdings Inc	10,100	281,812
TechMatrix Corp	10,600	150,289
Zuken Inc	4,100	126,903
		4,546,059
Semiconductors & Semiconductor Equipment - 1.1%
Ferrotec Corp	12,800	421,102
Japan Material Co Ltd	19,500	244,715
Kokusai Electric Corp	50,700	1,866,008
Megachips Corp	3,200	168,399
Micronics Japan Co Ltd	7,900	469,561
Mitsui High-Tec Inc	27,600	138,260
Optorun Co Ltd	7,700	85,039
Rohm Co Ltd	97,500	1,567,111
Rorze Corp	30,100	421,978
RS Technologies Co Ltd	4,100	102,560
Sanken Electric Co Ltd (b)	6,000	289,780
Shibaura Mechatronics Corp	3,600	426,786
Socionext Inc	51,100	1,157,550
SUMCO Corp	99,500	1,018,501
Tokyo Seimitsu Co Ltd	11,400	788,554
Towa Corp	18,000	277,399
Tri Chemical Laboratories Inc	7,500	145,659
Ulvac Inc	13,300	606,185
		10,195,147
Software - 0.3%
Appier Group Inc	19,300	162,555
Cybozu Inc	6,700	133,687
Digital Arts Inc	3,100	151,872
Freee KK (b)	12,700	284,310
Justsystems Corp	6,400	207,021
Money Forward Inc (b)	12,700	370,839
OBIC Business Consultants Co Ltd	8,600	492,864
PKSHA Technology Inc (b)	5,300	153,900
Plus Alpha Consulting Co Ltd	7,200	110,679
Rakus Co Ltd	46,000	372,215
Sansan Inc (b)	20,000	236,584
Systena Corp	73,400	252,906
WingArc1st Inc	5,400	117,734
		3,047,166
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd	65,900	1,124,418
Eizo Corp	8,500	120,790
Elecom Co Ltd	11,600	135,789
Konica Minolta Inc	135,500	466,350
MCJ Co Ltd	18,500	174,784
Ricoh Co Ltd	153,700	1,320,478
Riso Kagaku Corp	9,800	74,401
Seiko Epson Corp	84,800	1,076,576
Sun Corp	3,400	190,838
Toshiba TEC Corp	8,300	168,036
Wacom Co Ltd	34,400	187,056
		5,039,516
TOTAL INFORMATION TECHNOLOGY		42,401,610

Materials - 4.0%
Chemicals - 2.5%
ADEKA Corp	22,400	508,437
Aica Kogyo Co Ltd	15,300	360,385
Air Water Inc (Osaka)	52,300	731,338
Artience Co Ltd	10,000	204,075
ASAHI YUKIZAI CORP	3,300	102,998
C Uyemura & Co Ltd	2,800	228,201
Chugoku Marine Paints Ltd	10,900	292,817
Daicel Corp	61,000	525,848
Denka Co Ltd	22,600	328,419
DIC Corp	21,600	509,060
Fujimi Inc	14,800	232,405
Fuso Chemical Co Ltd	5,600	186,049
Ise Chemicals Corp (c)	500	102,362
JCU Corp	5,600	165,336
Kaneka Corp	12,200	337,081
Kansai Paint Co Ltd	40,300	646,955
KeePer Technical Laboratory Co Ltd	3,600	85,965
KH Neochem Co Ltd	8,900	159,335
Konishi Co Ltd	15,200	121,908
Kumiai Chemical Industry Co Ltd	20,300	89,836
Kuraray Co Ltd	83,100	901,854
Kureha Corp	7,800	186,763
Lintec Corp	11,300	287,798
Mitsubishi Gas Chemical Co Inc	42,100	780,480
Mitsui Chemicals Inc	51,300	1,214,010
Nihon Parkerizing Co Ltd	23,900	207,658
Nippon Kayaku Co Ltd	36,600	334,746
Nippon Shokubai Co Ltd	30,600	355,024
Nippon Soda Co Ltd	11,900	264,084
Nissan Chemical Corp	35,000	1,184,836
NOF Corp	57,200	1,019,586
Okamoto Industries Inc	2,500	81,922
Osaka Soda Co Ltd	21,100	225,636
PILLAR Corp /Japan (c)	4,900	154,844
Resonac Holdings Corp	49,873	1,954,338
Sakata INX Corp	11,600	171,542
Sanyo Chemical Industries Ltd	3,300	89,936
Shikoku Kasei Holdings Corp	7,600	135,617
Shin-Etsu Polymer Co Ltd	10,500	131,701
Sumitomo Bakelite Co Ltd	21,300	710,691
Sumitomo Chemical Co Ltd	423,500	1,246,510
T Hasegawa Co Ltd	8,900	156,043
Taiyo Holdings Co Ltd	11,700	626,946
Takasago International Corp	17,000	166,459
Teijin Ltd	50,500	442,215
Toagosei Co Ltd	23,300	231,322
Tokai Carbon Co Ltd	57,200	383,597
Tokuyama Corp	18,400	457,881
Tokyo Ohka Kogyo Co Ltd	27,300	1,001,407
Tosoh Corp	78,400	1,119,201
Toyobo Co Ltd	22,900	170,141
UBE Corp	27,500	404,979
Zacros Corp	16,400	112,270
Zeon Corp	42,600	437,720
		23,268,567
Construction Materials - 0.2%
Krosaki Harima Corp	5,200	139,692
Maeda Kosen Co Ltd	12,600	157,633
Mitani Sekisan Co Ltd	2,400	117,423
Shinagawa Refra Co Ltd	6,700	80,473
Sumitomo Osaka Cement Co Ltd	9,000	225,131
Taiheiyo Cement Corp	31,700	862,077
		1,582,429
Containers & Packaging - 0.1%
FP Corp	13,400	217,812
Fuji Seal International Inc	11,200	197,241
Rengo Co Ltd	53,900	328,520
Toyo Seikan Group Holdings Ltd	30,000	673,740
		1,417,313
Metals & Mining - 1.0%
Aichi Steel Corp	8,900	153,502
ARE Holdings Inc	21,500	342,080
Daido Steel Co Ltd	36,600	347,096
Dowa Holdings Co Ltd	14,900	541,431
JX Advanced Metals Corp	158,100	2,107,179
Kobe Steel Ltd	101,200	1,192,848
Kyoei Steel Ltd	4,800	71,575
Maruichi Steel Tube Ltd	50,400	426,623
Mitsubishi Materials Corp	35,300	680,300
Mitsui Kinzoku Co Ltd	16,300	1,666,913
Nippon Light Metal Holdings Co Ltd	15,600	227,759
Nittetsu Mining Co Ltd	13,000	142,645
Osaka Steel Co Ltd	3,800	64,011
Tokyo Steel Manufacturing Co Ltd	15,300	135,120
UACJ Corp	42,000	543,703
Yamato Kogyo Co Ltd	11,100	700,962
Yodoko Ltd	29,900	252,416
		9,596,163
Paper & Forest Products - 0.2%
Daio Paper Corp	23,700	125,028
Hokuetsu Corp (c)	29,900	158,900
Nippon Paper Industries Co Ltd	27,700	207,422
Oji Holdings Corp	216,000	1,091,003
		1,582,353
TOTAL MATERIALS		37,446,825

Real Estate - 3.3%
Diversified REITs - 1.0%
Activia Properties Inc	603	551,703
Daiwa House REIT Investment Corp	1,240	1,068,535
Hankyu Hanshin REIT Inc	183	210,656
Heiwa Real Estate REIT Inc	317	317,597
Hulic Reit Inc	367	408,413
KDX Realty Investment Corp	1,163	1,285,934
Mirai Corp	538	168,441
Mori Trust Reit Inc	757	381,668
NIPPON REIT Investment Corp	499	315,052
Nomura Real Estate Master Fund Inc	1,118	1,192,650
NTT UD REIT Investment Corp	406	359,343
Sekisui House Reit Inc	1,180	607,190
Star Asia Investment Corp	762	303,099
Takara Leben Real Estate Investment Corp	256	154,487
United Urban Investment Corp	836	1,011,706
		8,336,474
Hotel & Resort REITs - 0.2%
Hoshino Resorts REIT Inc	163	272,248
Invincible Investment Corp	2,172	971,065
Japan Hotel REIT Investment Corp	1,441	839,672
		2,082,985
Industrial REITs - 0.5%
CRE Logistics REIT Inc	157	159,944
GLP J-REIT	1,290	1,169,380
Industrial & Infrastructure Fund Investment Corp	685	636,506
Japan Logistics Fund Inc	706	457,656
LaSalle Logiport REIT	510	493,420
Mitsubishi Estate Logistics REIT Investment Corp	410	328,298
Mitsui Fudosan Logistics Park Inc	911	660,299
Nippon Prologis REIT Inc	1,910	1,110,480
SOSiLA Logistics REIT Inc	193	154,540
		5,170,523
Office REITs - 0.5%
Daiwa Office Investment Corp	149	364,499
Global One Real Estate Investment Corp	284	261,130
Ichigo Office REIT Investment Corp	281	173,038
Japan Excellent Inc	320	305,444
Japan Prime Realty Investment Corp	954	648,752
Japan Real Estate Investment Corp	1,814	1,496,071
Mori Hills REIT Investment Corp	405	384,213
Orix JREIT Inc	1,486	1,005,709
Tokyu REIT Inc	230	295,205
		4,934,061
Real Estate Management & Development - 0.6%
Goldcrest Co Ltd	4,000	86,690
Heiwa Real Estate Co Ltd	10,800	157,820
Ichigo Inc	56,700	137,970
Kasumigaseki Capital Co Ltd (c)	4,200	229,200
Katitas Co Ltd	14,400	234,440
Keihanshin Building Co Ltd	8,300	93,335
Leopalace21 Corp	46,000	188,048
Nomura Real Estate Holdings Inc	156,500	892,632
Relo Group Inc	26,200	281,874
Starts Corp Inc	9,200	285,653
Sun Frontier Fudousan Co Ltd	8,200	121,476
Tokyo Tatemono Co Ltd	53,500	998,937
Tokyu Fudosan Holdings Corp	163,600	1,315,297
Tosei Corp	8,200	174,525
		5,197,897
Residential REITs - 0.2%
Advance Residence Investment Corp	815	882,110
Comforia Residential REIT Inc	187	394,361
Daiwa Securities Living Investment Corporation	576	412,630
Mitsui Fudosan Accommodations Fund Inc	673	566,838
Samty Residential Investment Corp	107	78,318
		2,334,257
Retail REITs - 0.3%
AEON REIT Investment Corp	459	388,382
Frontier Real Estate Investment Corp	701	411,657
Fukuoka REIT Corp	202	247,732
Japan Metropolitan Fund Invest	2,038	1,575,017
		2,622,788
TOTAL REAL ESTATE		30,678,985

Utilities - 0.8%
Electric Utilities - 0.6%
Chugoku Electric Power Co Inc/The	88,500	493,007
Hokkaido Electric Power Co Inc	48,400	337,616
Hokuriku Electric Power Co	47,800	266,124
Kyushu Electric Power Co Inc	121,200	1,191,474
Shikoku Electric Power Co Inc	43,900	392,539
Tohoku Electric Power Co Inc	135,800	930,535
Tokyo Electric Power Co Holdings Inc (b)	433,600	2,172,361
		5,783,656
Gas Utilities - 0.1%
K&O Energy Group Inc	3,600	81,293
Nippon Gas Co Ltd	29,000	554,841
Shizuoka Gas Co Ltd	10,700	78,248
Toho Gas Co Ltd	19,600	584,909
		1,299,291
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	41,600	791,051
TOTAL UTILITIES		7,873,998

TOTAL JAPAN		335,075,413
LUXEMBOURG - 0.2%
Communication Services - 0.2%
Media - 0.2%
RTL Group SA (Germany) (c)	11,085	427,395
SES SA Series A depository receipt	102,832	787,627
		1,215,022
Materials - 0.0%
Metals & Mining - 0.0%
APERAM SA	12,424	433,339
TOTAL LUXEMBOURG		1,648,361
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
SJM Holdings Ltd (b)	809,000	294,634
Wynn Macau Ltd	445,600	379,049

TOTAL MACAU		673,683
NETHERLANDS - 1.0%
Communication Services - 0.0%
Media - 0.0%
Havas NV	195,490	341,715
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(e)(f)	13,965	414,652
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Redcare Pharmacy NV (b)(c)(e)(f)	4,692	384,255
Sligro Food Group NV	6,714	72,126
		456,381
Energy - 0.2%
Energy Equipment & Services - 0.1%
SBM Offshore NV	39,868	1,029,367
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	16,662	754,390
TOTAL ENERGY		1,783,757

Financials - 0.1%
Capital Markets - 0.1%
Flow Traders Ltd (b)	9,780	268,971
Van Lanschot Kempen NV depository receipt	7,915	462,548
		731,519
Health Care - 0.0%
Biotechnology - 0.0%
Pharming Group NV (b)	196,404	256,948
Pharmaceuticals - 0.0%
Pharvaris NV (b)	6,184	137,408
TOTAL HEALTH CARE		394,356

Industrials - 0.5%
Air Freight & Logistics - 0.0%
PostNL NV (c)	93,277	103,269
Construction & Engineering - 0.2%
Fugro NV	30,196	308,376
Koninklijke BAM Groep NV	72,259	670,897
Koninklijke Heijmans N.V depository receipt	6,986	495,223
		1,474,496
Electrical Equipment - 0.1%
TKH Group NV depository receipt	10,793	477,468
Machinery - 0.1%
Aalberts NV	28,282	899,087
Professional Services - 0.1%
Arcadis NV	20,545	980,875
Brunel International NV (c)	5,618	50,056
		1,030,931
TOTAL INDUSTRIALS		3,985,251

Information Technology - 0.0%
Software - 0.0%
TomTom NV (b)	16,530	99,553
Materials - 0.1%
Chemicals - 0.1%
Corbion NV	14,992	305,175
OCI NV	29,207	114,597
		419,772
Metals & Mining - 0.0%
AMG Critical Materials NV	8,736	290,204
TOTAL MATERIALS		709,976

Real Estate - 0.1%
Retail REITs - 0.1%
Eurocommercial Properties NV	12,584	375,678
Wereldhave NV	10,968	232,871
		608,549
TOTAL NETHERLANDS		9,525,709
NEW ZEALAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Spark New Zealand Ltd	534,902	749,939
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (b)	259,008	425,383
Industrials - 0.1%
Building Products - 0.1%
Fletcher Building Ltd (b)	306,461	571,714
Passenger Airlines - 0.0%
Air New Zealand Ltd	473,481	161,215
TOTAL INDUSTRIALS		732,929

Real Estate - 0.1%
Industrial REITs - 0.1%
Goodman Property Trust	299,789	363,696
Retail REITs - 0.0%
Kiwi Property Group Ltd	465,784	287,868
TOTAL REAL ESTATE		651,564

Utilities - 0.1%
Electric Utilities - 0.1%
Mercury NZ Ltd	204,116	756,899
TOTAL NEW ZEALAND		3,316,714
NIGERIA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Airtel Africa PLC (e)(f)	259,363	942,446
NORWAY - 1.7%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Vend Marketplaces ASA B Shares	48,397	1,667,503
Vend Marketplaces ASA Class A rights 11/13/2025 (b)	19,976	44,467
		1,711,970
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (e)(f)	44,924	387,182
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	26,095	245,512
Grieg Seafood ASA (b)	14,380	96,394
Leroy Seafood Group ASA	77,344	363,918
		705,824
Energy - 0.3%
Energy Equipment & Services - 0.1%
Aker Solutions ASA (c)	84,488	232,714
BW Offshore Ltd	25,783	94,180
DOF Group ASA A Shares	41,636	373,642
Odfjell Drilling Ltd	33,809	272,027
TGS ASA	55,072	476,275
		1,448,838
Oil, Gas & Consumable Fuels - 0.2%
BLUENORD ASA (c)	6,615	302,366
DNO ASA A Shares	123,085	168,783
Frontline PLC (Norway)	41,069	1,008,759
		1,479,908
TOTAL ENERGY		2,928,746

Financials - 0.6%
Banks - 0.2%
SpareBank 1 Nord Norge	27,048	367,164
Sparebank 1 Oestlandet	13,643	239,154
SpareBank 1 SMN	36,692	674,705
SpareBank 1 Sor-Norge ASA	58,678	1,009,128
		2,290,151
Insurance - 0.4%
Protector Forsikring ASA	15,291	689,127
Storebrand ASA A Shares	117,410	1,820,975
		2,510,102
TOTAL FINANCIALS		4,800,253

Industrials - 0.3%
Construction & Engineering - 0.0%
Norconsult Norge AS	30,487	141,009
Industrial Conglomerates - 0.1%
Aker ASA A Shares	6,350	493,368
Machinery - 0.1%
AutoStore Holdings Ltd (b)(e)(f)	341,235	331,154
TOMRA Systems ASA	63,081	772,223
		1,103,377
Marine Transportation - 0.1%
Hoegh Autoliners ASA	30,131	270,247
MPC Container Ships ASA	105,944	185,180
Odfjell SE A Shares	5,262	63,273
Stolt-Nielsen Ltd	6,768	227,176
Wallenius Wilhelmsen ASA	29,782	233,011
Wilh Wilhelmsen Holding ASA A Shares	2,954	148,732
		1,127,619
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA	147,648	229,360
TOTAL INDUSTRIALS		3,094,733

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Kitron ASA	53,761	400,717
Norbit ASA	9,058	182,872
		583,589
Semiconductors & Semiconductor Equipment - 0.1%
Nordic Semiconductor ASA (b)	49,335	715,971
Software - 0.0%
LINK Mobility Group Holding ASA (b)(c)	67,433	199,717
TOTAL INFORMATION TECHNOLOGY		1,499,277

Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (e)(f)	81,211	213,906
Containers & Packaging - 0.0%
Elopak ASA	37,321	175,750
TOTAL MATERIALS		389,656

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (e)(f)	13,163	146,324
Public Property Invest AS	32,835	72,288
		218,612
TOTAL NORWAY		15,736,253
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Hochschild Mining PLC	94,954	412,145
PORTUGAL - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	58,622	254,066
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sonae SGPS SA	224,055	365,175
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	23,094	200,976
Construction & Engineering - 0.0%
Mota-Engil SGPS SA	26,313	181,978
TOTAL INDUSTRIALS		382,954

Materials - 0.2%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	11,434	95,946
Paper & Forest Products - 0.1%
Altri SGPS SA (c)	17,958	101,841
Navigator Co SA/The (c)	60,807	210,548
Semapa-Sociedade de Investimento e Gestao	4,484	93,549
		405,938
TOTAL MATERIALS		501,884

Utilities - 0.0%
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	104,519	393,347
TOTAL PORTUGAL		1,897,426
SINGAPORE - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (f)	830,700	625,450
Wireless Telecommunication Services - 0.0%
StarHub Ltd	172,500	153,734
TOTAL COMMUNICATION SERVICES		779,184

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Olam Group Ltd	275,700	207,580
Sheng Siong Group Ltd	193,700	345,255
		552,835
Food Products - 0.0%
Food Empire Holdings Ltd	54,000	97,910
TOTAL CONSUMER STAPLES		650,745

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BW LPG Ltd (c)(e)(f)	27,113	359,749
Hafnia Ltd	79,933	499,677
		859,426
Financials - 0.1%
Capital Markets - 0.1%
iFAST Corp Ltd	43,700	325,333
Yangzijiang Financial Holding Ltd	548,100	446,363
		771,696
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Riverstone Holdings Ltd (c)	162,700	112,500
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	243,300	185,055
TOTAL HEALTH CARE		297,555

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Singapore Post Ltd (c)	414,100	133,621
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	616,000	690,965
Machinery - 0.1%
Seatrium Ltd	629,300	1,049,156
Transportation Infrastructure - 0.1%
SATS Ltd	254,958	669,911
SIA Engineering Co Ltd	81,400	220,761
		890,672
TOTAL INDUSTRIALS		2,764,414

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	78,200	895,791
Semiconductors & Semiconductor Equipment - 0.0%
UMS Integration Ltd	163,400	185,796
TOTAL INFORMATION TECHNOLOGY		1,081,587

Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	1,213,230	428,769
Real Estate - 1.2%
Diversified REITs - 0.2%
Mapletree Pan Asia Commercial Trust	673,600	745,225
Stoneweg Europe Stapled Trust unit	104,790	183,595
Suntec Real Estate Investment Trust	543,700	559,740
		1,488,560
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	129,300	407,291
Hotel & Resort REITs - 0.1%
CapitaLand Ascott Trust unit	759,700	551,565
CDL Hospitality Trusts unit	226,100	143,310
Far East Hospitality Trust unit	283,500	131,774
		826,649
Industrial REITs - 0.4%
AIMS APAC REIT	161,673	171,411
ESR-REIT	169,386	372,191
Frasers Logistics & Commercial Trust (c)(f)	800,300	587,190
Mapletree Industrial Trust	603,045	986,851
Mapletree Logistics Trust	1,006,875	1,036,581
		3,154,224
Office REITs - 0.1%
Keppel REIT (c)	769,900	621,078
Real Estate Management & Development - 0.2%
Capitaland India Trust	264,465	245,853
Centurion Corp Ltd	57,200	62,403
City Developments Ltd	141,400	785,435
Hong Fok Corp Ltd (c)	88,300	52,236
UOL Group Ltd	132,300	808,072
		1,953,999
Retail REITs - 0.1%
CapitaLand China Trust	350,200	215,243
Frasers Centrepoint Trust	374,394	673,081
Lendlease Global Commercial REIT (c)	495,332	243,556
Starhill Global REIT	434,274	193,514
		1,325,394
Specialized REITs - 0.1%
Digital Core REIT Management Pte Ltd	235,100	121,077
Keppel DC REIT	618,447	1,135,593
		1,256,670
TOTAL REAL ESTATE		11,033,865

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	5,134	267,851
TOTAL SINGAPORE		18,935,092
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
MAC Copper Ltd depository receipt (b)	16,326	202,212
Pan African Resources PLC	577,747	634,513
		836,725
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(e)(f)	36,326	383,011
TOTAL SOUTH AFRICA		1,219,736
SPAIN - 1.5%
Communication Services - 0.0%
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	29,510	178,577
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
CIE Automotive SA	11,877	398,380
Gestamp Automocion SA (e)(f)	41,446	160,421
		558,801
Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (b)	25,642	214,578
HBX Group International PLC (b)	20,855	169,952
Melia Hotels International SA	31,451	260,290
		644,820
Household Durables - 0.0%
Neinor Homes SA (e)(f)	11,641	231,594
TOTAL CONSUMER DISCRETIONARY		1,435,215

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Distribuidora Internacional de Alimentacion SA (b)	4,035	133,017
Food Products - 0.1%
Viscofan SA	11,195	695,521
TOTAL CONSUMER STAPLES		828,538

Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (b)	12,488	446,511
Financials - 0.1%
Banks - 0.1%
Unicaja Banco SA (e)(f)	291,778	786,984
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	156,039	206,837
TOTAL FINANCIALS		993,821

Health Care - 0.1%
Biotechnology - 0.0%
Pharma Mar SA	3,857	325,875
Pharmaceuticals - 0.1%
Almirall SA	24,570	353,441
Laboratorios Farmaceuticos Rovi SA	5,902	415,660
		769,101
TOTAL HEALTH CARE		1,094,976

Industrials - 0.4%
Air Freight & Logistics - 0.1%
Logista Integral SA	16,827	560,922
Commercial Services & Supplies - 0.1%
Befesa SA (e)(f)	9,598	317,512
Prosegur Cash SA (e)(f)	83,530	68,263
Prosegur Comp Securidad SA	30,936	100,913
		486,688
Construction & Engineering - 0.1%
Sacyr SA	158,132	695,546
Machinery - 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	5,335	336,986
Fluidra SA	27,408	793,587
		1,130,573
TOTAL INDUSTRIALS		2,873,729

Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA	22,555	1,246,865
Materials - 0.1%
Containers & Packaging - 0.1%
Vidrala SA	6,157	586,201
Vidrala SA rights 11/12/2025 (b)	6,157	29,097
		615,298
Metals & Mining - 0.0%
ATALAYA MINING COPPER SA	30,037	269,904
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (c)	31,947	97,583
TOTAL MATERIALS		982,785

Real Estate - 0.2%
Diversified REITs - 0.2%
Merlin Properties Socimi SA	111,773	1,740,563
Office REITs - 0.0%
Colonial SFL Socimi SA	79,630	503,444
Real Estate Management & Development - 0.0%
Aedas Homes SL (e)(f)	2,412	59,218
TOTAL REAL ESTATE		2,303,225

Utilities - 0.2%
Gas Utilities - 0.1%
Enagas SA	66,724	1,058,658
Independent Power and Renewable Electricity Producers - 0.1%
Grenergy Renovables SA (b)	4,064	350,391
Solaria Energia y Medio Ambiente SA (b)(c)	23,160	400,297
		750,688
TOTAL UTILITIES		1,809,346

TOTAL SPAIN		14,193,588
SWEDEN - 5.0%
Communication Services - 0.2%
Entertainment - 0.1%
Embracer Group AB B Shares (b)	36,248	378,496
Modern Times Group MTG AB B Shares (b)	24,662	332,279
Paradox Interactive AB	10,628	185,258
		896,033
Interactive Media & Services - 0.1%
Hemnet Group AB	24,532	535,558
Media - 0.0%
Storytel AB B Shares	15,459	144,822
TOTAL COMMUNICATION SERVICES		1,576,413

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Dometic Group AB (e)	90,804	446,362
Broadline Retail - 0.0%
Boozt AB (b)(e)(f)	15,308	165,483
Rusta AB	14,936	98,732
		264,215
Distributors - 0.0%
MEKO AB	11,027	89,607
Zinzino AB B Shares (c)	5,571	68,022
		157,629
Diversified Consumer Services - 0.0%
AcadeMedia AB (e)(f)	21,485	237,459
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	31,460	492,419
Scandic Hotels Group AB (e)(f)	42,531	414,107
SkiStar AB B Shares	11,086	185,656
		1,092,182
Household Durables - 0.1%
Electrolux AB B Shares (b)	61,890	399,995
JM AB	17,370	248,110
		648,105
Leisure Products - 0.3%
Asmodee Group AB B Shares	44,634	576,374
MIPS AB (f)	7,508	269,807
Thule Group AB (e)(f)	30,686	789,417
		1,635,598
Specialty Retail - 0.1%
Bilia AB A Shares	17,530	245,229
Clas Ohlson AB B Shares	11,125	406,345
Synsam AB	35,825	227,388
		878,962
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	26,216	309,617
TOTAL CONSUMER DISCRETIONARY		5,670,129

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Apotea Sverige AB (b)	15,973	139,382
Axfood AB B Shares	30,810	839,956
		979,338
Food Products - 0.2%
AAK AB	51,600	1,441,503
Cloetta AB B Shares	53,122	197,944
		1,639,447
TOTAL CONSUMER STAPLES		2,618,785

Financials - 0.5%
Banks - 0.0%
Norion Bank AB (b)	15,116	112,810
Capital Markets - 0.4%
Avanza Bank Holding AB	35,696	1,380,460
Bure Equity AB	15,673	459,949
Nordnet AB	39,067	1,130,857
Ratos AB B Shares	59,286	240,508
		3,211,774
Consumer Finance - 0.0%
Hoist Finance AB (e)(f)	12,226	127,726
Financial Services - 0.1%
Creades AB A Shares	14,459	115,060
Kinnevik AB B Shares (b)	68,772	650,204
Svolder AB B Shares	26,079	152,901
		918,165
TOTAL FINANCIALS		4,370,475

Health Care - 0.9%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(e)(f)	11,648	358,994
BioGaia AB B Shares	25,013	264,604
BoneSupport Holding AB (b)(e)(f)	16,844	392,899
Vitrolife AB	21,216	328,951
		1,345,448
Health Care Equipment & Supplies - 0.3%
Arjo AB B Shares	58,254	185,182
Asker Healthcare Group AB (b)	43,523	394,720
Elekta AB B Shares	105,232	535,451
Getinge AB B Shares	64,893	1,525,287
Surgical Science Sweden AB (b)	10,012	88,524
Vimian Group AB (b)	53,007	167,721
Xvivo Perfusion AB (b)(c)	7,392	147,447
		3,044,332
Health Care Providers & Services - 0.1%
Ambea AB (e)(f)	21,640	293,157
Attendo AB (e)(f)	30,108	255,753
Medicover Ab B Shares	19,091	520,467
		1,069,377
Health Care Technology - 0.2%
RaySearch Laboratories AB B Shares	8,060	190,041
Sectra AB B Shares	38,768	1,231,566
		1,421,607
Life Sciences Tools & Services - 0.1%
AddLife AB B Shares	33,360	721,260
Medcap AB (b)	3,461	221,498
		942,758
Pharmaceuticals - 0.1%
Camurus AB (b)	10,869	714,475
SwedenCare AB	15,646	63,241
		777,716
TOTAL HEALTH CARE		8,601,238

Industrials - 1.0%
Aerospace & Defense - 0.1%
INVISIO AB	10,456	332,933
Mildef Group AB (c)	11,394	189,015
		521,948
Building Products - 0.1%
Inwido AB	16,455	249,243
Lindab International AB	21,350	511,488
Munters Europe AB (e)(f)	36,981	630,607
		1,391,338
Commercial Services & Supplies - 0.2%
Bravida Holding AB (e)(f)	58,278	494,430
Intrum AB (b)	25,425	115,961
Loomis AB	19,373	783,056
Sdiptech AB B Shares (b)	9,037	180,165
		1,573,612
Construction & Engineering - 0.2%
Instalco AB (f)	67,709	172,760
NCC AB B Shares	25,081	574,472
Peab AB B Shares	48,299	391,720
Sweco AB B Shares	61,408	1,109,194
		2,248,146
Electrical Equipment - 0.1%
AQ Group AB	16,916	349,351
Hexatronic Group AB (b)	51,216	117,200
Plejd AB (b)	2,264	209,236
		675,787
Industrial Conglomerates - 0.1%
Nolato AB B Shares	54,845	362,545
Storskogen Group AB B Shares	417,253	432,965
		795,510
Machinery - 0.2%
Alimak Group AB (e)(f)	20,006	296,081
Electrolux Professional AB B Shares	63,282	440,964
Engcon AB B Shares	11,465	99,320
Husqvarna AB B Shares	99,243	473,221
Troax Group AB	11,209	170,608
VBG Group AB B Shares	5,004	190,674
		1,670,868
Professional Services - 0.0%
AFRY AB B Shares	27,635	475,600
Trading Companies & Distributors - 0.0%
Bufab AB	37,894	418,817
TOTAL INDUSTRIALS		9,771,626

Information Technology - 0.4%
Communications Equipment - 0.1%
HMS Networks AB (b)	9,243	514,676
Electronic Equipment, Instruments & Components - 0.1%
Mycronic AB	44,513	1,050,245
Ncab Group Ab (b)	50,015	307,452
		1,357,697
IT Services - 0.1%
Addnode Group AB B Shares	35,244	411,787
Atea ASA	22,306	340,010
		751,797
Software - 0.1%
Truecaller AB B Shares	76,510	228,558
Vitec Software Group AB B Shares	9,451	330,876
Yubico AB (b)(c)	13,744	139,577
		699,011
Technology Hardware, Storage & Peripherals - 0.0%
Dynavox Group AB (b)	30,023	310,019
TOTAL INFORMATION TECHNOLOGY		3,633,200

Materials - 0.4%
Chemicals - 0.1%
Hexpol AB B Shares	74,577	679,418
Containers & Packaging - 0.0%
Billerud Aktiebolag	63,593	588,722
Metals & Mining - 0.3%
Alleima AB	53,365	462,297
Granges AB	30,159	442,215
SSAB AB A Shares	62,045	394,073
SSAB AB B Shares	179,949	1,119,443
		2,418,028
TOTAL MATERIALS		3,686,168

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Atrium Ljungberg AB B Shares	74,348	268,115
Castellum AB	104,900	1,190,860
Catena AB	12,856	623,297
Cibus Nordic Real Estate AB publ	19,789	343,070
Corem Property Group AB B Shares	187,572	76,409
Dios Fastigheter AB	30,450	208,016
Fabege AB	56,451	497,053
FastPartner AB A Shares	15,515	82,146
Hufvudstaden AB A Shares	31,655	420,501
Intea Fastigheter AB B Shares	24,157	171,764
Logistea AB B Shares	84,652	136,152
NP3 Fastigheter AB	9,747	265,727
Nyfosa AB	47,431	404,151
Pandox AB B Shares	30,444	606,941
Platzer Fastigheter Holding AB B Shares	16,850	129,653
Samhallsbyggnadsbolaget i Norden AB B Shares (b)(c)	333,846	183,997
Sveafastigheter AB (b)	22,906	102,423
Wallenstam AB B Shares	109,595	508,277
Wihlborgs Fastigheter AB	78,049	758,288
		6,976,840
TOTAL SWEDEN		46,904,874
SWITZERLAND - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	18,816	1,029,707
Media - 0.0%
TX Group AG	924	233,081
TOTAL COMMUNICATION SERVICES		1,262,788

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoneum Holding AG	758	150,705
Specialty Retail - 0.0%
Mobilezone Holding AG	10,955	163,628
TOTAL CONSUMER DISCRETIONARY		314,333

Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (b)	6,680	427,486
Emmi AG	608	540,193
		967,679
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Series A	16,490	355,687
Financials - 0.5%
Banks - 0.1%
Valiant Holding AG	4,468	733,979
Capital Markets - 0.3%
EFG International AG	26,108	543,085
Swissquote Group Holding SA	3,047	1,930,998
Vontobel Holding AG	8,091	613,297
		3,087,380
Consumer Finance - 0.1%
Cembra Money Bank AG	8,519	973,373
TOTAL FINANCIALS		4,794,732

Health Care - 0.6%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (b)	3,551	205,184
Kuros Biosciences AG (b)	7,634	284,585
		489,769
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (e)(f)	1,988	367,585
Medmix AG (e)(f)	7,023	80,462
Metall Zug AG Series B	53	48,999
Ypsomed Holding AG	1,172	458,752
		955,798
Health Care Providers & Services - 0.2%
Galenica AG (e)(f)	14,172	1,525,064
Life Sciences Tools & Services - 0.3%
Bachem Holding AG Series B (c)	9,592	694,295
Siegfried Holding AG	10,932	1,051,429
SKAN Group AG	3,548	231,022
Tecan Group AG	3,651	665,550
		2,642,296
Pharmaceuticals - 0.0%
Dottikon Es Holding AG (b)	992	390,760
TOTAL HEALTH CARE		6,003,687

Industrials - 1.8%
Building Products - 0.2%
Arbonia Ag	14,169	89,442
dormakaba Holding AG Series B	8,970	764,638
Forbo Holding AG	276	253,450
Schweiter Technologies AG	282	97,066
Zehnder Group AG	2,512	220,688
		1,425,284
Construction & Engineering - 0.1%
Burkhalter Holding AG	2,111	374,589
Implenia AG	4,477	354,377
		728,966
Electrical Equipment - 0.3%
Accelleron Industries AG	26,844	2,194,887
Huber + Suhner AG	4,087	747,569
R&S Group Holding AG Series A	8,564	281,476
		3,223,932
Machinery - 0.8%
Bucher Industries AG	1,893	838,589
Burckhardt Compression Holding AG	914	631,481
Bystronic AG	438	162,735
Daetwyler Holdings Ag	2,136	392,828
Georg Fischer AG	22,134	1,558,113
Interroll Holding AG	205	631,749
Kardex Holding AG	1,765	662,355
Komax Holding AG (b)	1,050	86,374
OC Oerlikon Corp AG Pfaffikon	52,769	188,191
Sfs Group Ag	4,955	671,134
Stadler Rail AG	15,650	383,107
Sulzer AG	5,353	892,666
		7,099,322
Professional Services - 0.1%
Adecco Group AG	47,827	1,332,440
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	1,609	349,091
DKSH Holding AG	10,142	705,750
		1,054,841
Transportation Infrastructure - 0.2%
Flughafen Zurich Ag Kloten	5,658	1,667,695
TOTAL INDUSTRIALS		16,532,480

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.3%
ALSO Holding AG	1,644	471,903
Cicor Technologies Ltd (b)	716	196,628
Comet Holding AG	2,099	511,480
Inficon Holding AG	4,869	583,252
Landis+Gyr Group AG	7,396	535,802
LEM Holding SA (b)	142	80,727
Sensirion Holding AG (b)(e)(f)	2,697	193,373
		2,573,165
Semiconductors & Semiconductor Equipment - 0.0%
u-blox Holding AG	2,125	355,420
Software - 0.2%
Temenos AG	15,315	1,443,483
TOTAL INFORMATION TECHNOLOGY		4,372,068

Materials - 0.1%
Chemicals - 0.1%
Clariant AG	60,824	545,319
Containers & Packaging - 0.0%
Vetropack Holding AG Series A	3,696	98,514
TOTAL MATERIALS		643,833

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Allreal Holding AG	4,237	1,011,931
Hiag Immobilien Holding AG	1,262	173,442
International Workplace Group PLC	216,762	644,697
Intershop Holding AG	1,616	316,473
Mobimo Holding AG	2,048	867,807
PSP Swiss Property AG	13,021	2,250,663
		5,265,013
TOTAL SWITZERLAND		40,512,300
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	224,249	440,715
UNITED KINGDOM - 11.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
Gamma Communications PLC	25,793	336,471
Interactive Media & Services - 0.3%
Baltic Classifieds Group PLC	129,625	502,351
MONY Group PLC	140,027	357,238
Rightmove PLC	219,708	1,928,051
Trustpilot Group PLC (b)(e)(f)	105,868	285,667
		3,073,307
Media - 0.2%
4imprint Group PLC	7,950	347,782
Future PLC	28,059	226,143
ITV PLC	952,822	871,825
YouGov PLC	32,932	113,132
		1,558,882
TOTAL COMMUNICATION SERVICES		4,968,660

Consumer Discretionary - 2.0%
Automobile Components - 0.0%
AB Dynamics PLC	5,170	85,916
Dowlais Group PLC	374,195	406,537
		492,453
Automobiles - 0.0%
Aston Martin Lagonda Global Holdings PLC (b)(c)(e)(f)	71,084	58,784
Broadline Retail - 0.1%
B&M European Value Retail SA	285,045	672,724
Thg PLC (b)	183,040	111,766
		784,490
Distributors - 0.1%
Inchcape PLC	95,094	954,427
Diversified Consumer Services - 0.0%
Auction Technology Group PLC (b)	25,254	102,680
ME Group International PLC	62,099	153,696
		256,376
Hotels, Restaurants & Leisure - 0.3%
Domino's Pizza Group PLC	107,235	274,283
Greggs PLC	29,037	615,293
Hollywood Bowl Group PLC	48,129	170,397
J D Wetherspoon PLC	22,438	190,125
Mitchells & Butlers PLC (b)	75,152	240,401
Playtech Plc	75,117	260,025
PPHE Hotel Group Ltd (c)	6,349	119,439
Rank Group PLC	51,661	80,490
SSP Group Plc	228,517	461,111
Trainline PLC (b)(e)(f)	121,286	400,883
Young & Co's Brewery PLC Class A	9,028	91,323
		2,903,770
Household Durables - 0.7%
Bellway PLC	33,768	1,164,033
Berkeley Group Holdings PLC	27,710	1,467,930
Crest Nicholson Holdings plc	66,500	144,583
Persimmon PLC	90,854	1,443,001
Taylor Wimpey PLC	1,004,013	1,387,558
Vistry Group PLC (b)	92,369	781,705
		6,388,810
Leisure Products - 0.2%
Games Workshop Group PLC	9,356	1,957,953
Specialty Retail - 0.3%
AO World PLC (b)	89,256	124,760
ASOS PLC (b)	12,048	40,281
Currys PLC	290,698	536,555
Dunelm Group PLC	36,955	542,764
Frasers Group PLC (b)	32,341	309,726
Moonpig Group PLC	88,600	249,665
Pets at Home Group Plc	129,183	363,514
Watches of Switzerland Group PLC (b)(e)	62,689	323,324
WH Smith PLC	35,586	316,025
		2,806,614
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC (b)	101,985	1,657,974
Coats Group PLC	540,419	580,738
Dr Martens PLC	162,891	194,517
		2,433,229
TOTAL CONSUMER DISCRETIONARY		19,036,906

Consumer Staples - 0.4%
Beverages - 0.1%
AG Barr PLC	31,916	280,498
Fevertree Drinks PLC	28,904	316,680
		597,178
Consumer Staples Distribution & Retail - 0.1%
Ocado Group PLC (b)	166,911	480,423
Food Products - 0.2%
Bakkavor Group PLC (e)(f)	58,553	170,765
Cranswick PLC	15,379	997,038
Hilton Food Group PLC	23,298	197,106
Premier Foods PLC	184,231	441,452
Tate & Lyle PLC	106,804	541,871
		2,348,232
TOTAL CONSUMER STAPLES		3,425,833

Energy - 0.3%
Energy Equipment & Services - 0.2%
Hunting PLC	38,729	173,749
John Wood Group PLC (b)(d)	187,593	45,444
Paratus Energy Services Ltd (c)	23,330	95,676
Subsea 7 SA	63,618	1,161,916
		1,476,785
Oil, Gas & Consumable Fuels - 0.1%
Harbour Energy PLC	161,801	477,830
Serica Energy PLC	72,415	206,435
Yellow Cake PLC (b)(e)(f)	67,891	525,766
		1,210,031
TOTAL ENERGY		2,686,816

Financials - 2.5%
Banks - 0.0%
Close Brothers Group PLC (b)	43,288	238,161
Metro Bank Holdings PLC (b)	93,262	143,345
		381,506
Capital Markets - 1.8%
Aberdeen Group PLC	522,000	1,392,075
AJ Bell PLC	91,621	646,948
Allfunds Group Plc	86,829	660,551
Alpha Group International PLC (f)	10,202	569,601
Ashmore Group PLC	121,537	300,007
Bridgepoint Group PLC (e)(f)	70,522	278,861
CMC Markets PLC (e)(f)	31,521	89,236
Foresight Group Holdings Ltd	18,582	111,315
ICG PLC	82,501	2,092,848
IG Group Holdings PLC	98,874	1,446,983
Integrafin Holdings Ltd (f)	85,454	406,946
Investec PLC	164,777	1,240,359
IP Group PLC (b)	257,791	204,551
Jupiter Fund Management PLC	129,215	258,359
Man Group Plc/Jersey	332,062	916,955
Molten Ventures PLC (b)	46,501	283,939
Ninety One PLC	80,431	244,714
Polar Capital Holdings PLC	26,118	196,946
Quilter PLC (e)(f)	399,643	954,470
Rathbones Group PLC	18,278	428,371
St James's Place PLC	151,753	2,586,669
TP ICAP Group PLC	213,941	737,768
XPS Pensions Group PLC (f)	53,805	238,557
		16,287,029
Financial Services - 0.1%
OSB Group PLC	103,033	729,561
Paragon Banking Group PLC	55,808	607,781
		1,337,342
Insurance - 0.6%
Beazley PLC	175,979	2,151,164
Chesnara PLC	63,918	230,915
Hiscox Ltd	95,451	1,724,167
Just Group PLC	294,951	823,389
Lancashire Holdings Ltd	68,963	605,186
		5,534,821
TOTAL FINANCIALS		23,540,698

Health Care - 0.4%
Biotechnology - 0.1%
Genus PLC	18,850	609,176
Health Care Equipment & Supplies - 0.2%
Advanced Medical Solutions Group PLC	61,097	172,566
Convatec Group PLC (e)(f)	465,573	1,493,584
		1,666,150
Health Care Providers & Services - 0.1%
CVS Group PLC	20,664	337,157
Spire Healthcare Group PLC (e)(f)	73,729	227,132
		564,289
Health Care Technology - 0.0%
Craneware PLC	8,036	237,529
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)	138,242	248,804
TOTAL HEALTH CARE		3,325,948

Industrials - 2.8%
Aerospace & Defense - 0.3%
Avon Technologies PLC	8,509	213,952
Babcock International Group PLC	71,714	1,142,776
Chemring Group PLC	76,744	577,691
Cohort PLC	10,068	177,232
QinetiQ Group PLC	138,819	874,265
Senior PLC	117,999	295,459
		3,281,375
Air Freight & Logistics - 0.0%
Ferrari Group PLC	7,407	71,460
Building Products - 0.1%
Genuit Group PLC	70,950	344,866
Volution Group PLC	55,948	482,888
		827,754
Commercial Services & Supplies - 0.2%
Johnson Service Group PLC	115,025	204,903
Mitie Group PLC	363,704	787,411
Serco Group PLC	291,244	971,057
		1,963,371
Construction & Engineering - 0.3%
Balfour Beatty PLC	141,873	1,252,464
Keller Group PLC	20,155	420,465
Kier Group PLC	127,499	362,628
Morgan Sindall Group PLC	12,994	793,765
Renew Holdings PLC	22,150	269,451
		3,098,773
Electrical Equipment - 0.0%
DiscoverIE Group PLC	26,881	205,172
Volex PLC	40,051	197,043
		402,215
Ground Transportation - 0.1%
Firstgroup PLC	162,972	449,602
Zigup PLC	64,940	296,032
		745,634
Machinery - 0.9%
Bodycote PLC	50,025	405,479
IMI PLC	70,175	2,201,471
Judges Scientific PLC	1,664	124,602
Morgan Advanced Materials PLC	78,004	209,047
Rotork PLC	237,886	1,069,412
Vesuvius PLC	56,898	280,749
Weir Group PLC/The	73,654	2,864,075
		7,154,835
Marine Transportation - 0.0%
Clarkson PLC	8,252	392,974
Passenger Airlines - 0.1%
easyJet PLC	85,714	545,559
JET2 PLC	29,283	511,254
		1,056,813
Professional Services - 0.1%
GlobalData PLC	80,355	115,063
Hays PLC	449,917	349,019
Pagegroup PLC	85,132	263,937
		728,019
Trading Companies & Distributors - 0.7%
Ashtead Technology Holdings plc (c)	22,625	97,341
Diploma PLC	38,092	2,807,327
Grafton Group PLC unit	49,215	615,504
Howden Joinery Group PLC	154,675	1,754,602
RS GROUP PLC	134,551	983,667
Travis Perkins PLC	60,650	501,161
		6,759,602
TOTAL INDUSTRIALS		26,482,825

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Oxford Instruments PLC	16,397	407,551
Renishaw PLC	11,295	524,532
Spectris PLC	28,178	1,519,936
		2,452,019
IT Services - 0.2%
Computacenter PLC	17,966	676,431
Kainos Group PLC	24,143	298,771
NCC Group PLC	81,776	160,499
Softcat PLC	36,681	770,042
		1,905,743
Semiconductors & Semiconductor Equipment - 0.0%
Alphawave IP Group PLC (b)	108,164	270,265
Software - 0.1%
Alfa Financial Software Holdings PLC (e)(f)	37,441	111,898
Bytes Technology Group PLC	66,102	321,128
Cerillion PLC	6,136	119,704
GB Group PLC	70,083	216,820
		769,550
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(c)	19,205	91,482
TOTAL INFORMATION TECHNOLOGY		5,489,059

Materials - 0.5%
Chemicals - 0.4%
Croda International PLC	37,663	1,428,426
Elementis PLC	165,785	358,050
Johnson Matthey PLC	47,622	1,333,801
Victrex PLC	23,491	199,665
		3,319,942
Construction Materials - 0.1%
Breedon Group PLC	77,947	352,867
Ibstock PLC (e)(f)	109,800	197,038
Marshalls PLC	67,388	149,435
SigmaRoc PLC (b)	284,075	430,660
		1,130,000
Metals & Mining - 0.0%
Hill & Smith PLC	22,833	646,407
TOTAL MATERIALS		5,096,349

Real Estate - 1.3%
Diversified REITs - 0.2%
British Land Co PLC/The	283,261	1,412,567
Health Care REITs - 0.1%
Primary Health Properties PLC	665,842	819,172
Target Healthcare REIT PLC	175,625	217,568
		1,036,740
Industrial REITs - 0.4%
LondonMetric Property PLC	662,885	1,656,323
Tritax Big Box REIT PLC	631,727	1,245,679
		2,902,002
Office REITs - 0.1%
Derwent London PLC	30,178	697,749
Great Portland Estates PLC	97,717	427,475
Workspace Group PLC	40,885	224,510
		1,349,734
Real Estate Management & Development - 0.1%
Grainger PLC	200,722	494,152
Savills PLC	39,229	519,474
		1,013,626
Residential REITs - 0.1%
Empiric Student Property PLC	185,858	190,202
Home Reit PLC (b)(d)	235,236	58,793
PRS REIT Plc/The	146,817	214,861
UNITE Group PLC/The	111,175	828,107
		1,291,963
Retail REITs - 0.2%
Hammerson PLC	136,334	546,619
Shaftesbury Capital PLC	416,108	767,484
Supermarket Income Reit PLC	353,599	367,438
		1,681,541
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	53,142	776,317
Safestore Holdings PLC	61,544	578,080
		1,354,397
TOTAL REAL ESTATE		12,042,570

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	99,232	940,555
Multi-Utilities - 0.0%
Telecom Plus PLC	20,388	475,679
Water Utilities - 0.1%
Pennon Group PLC	134,139	913,692
TOTAL UTILITIES		2,329,926

TOTAL UNITED KINGDOM		108,425,590
UNITED STATES - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Carnival PLC (b)	39,294	1,020,853
Household Durables - 0.0%
JS Global Lifestyle Co Ltd (b)(e)(f)	237,500	54,404
TOTAL CONSUMER DISCRETIONARY		1,075,257

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diversified Energy Co PLC (c)(f)	15,755	198,695
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Inmode Ltd (b)(c)	15,203	224,548
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (b)(e)(f)	4,199	135,662
TOTAL HEALTH CARE		360,210

Industrials - 0.2%
Building Products - 0.1%
Reliance Worldwide Corp Ltd	220,514	598,772
Electrical Equipment - 0.1%
Signify NV (e)(f)	36,482	873,819
Professional Services - 0.0%
Fiverr International Ltd (b)(c)	8,658	196,017
TOTAL INDUSTRIALS		1,668,608

Information Technology - 0.2%
Software - 0.2%
Bitdeer Technologies Group Class A (b)(c)	26,020	577,644
Riskified Ltd Class A (b)	23,919	113,136
Sinch AB (b)(e)(f)	180,636	657,308
Vobile Group Ltd (b)(c)(f)	527,000	351,987
		1,700,075
Materials - 0.3%
Construction Materials - 0.2%
Buzzi SpA	24,607	1,479,144
RHI Magnesita NV	4,582	126,106
		1,605,250
Metals & Mining - 0.1%
Acerinox SA	53,075	683,958
Sims Ltd	46,662	487,273
		1,171,231
TOTAL MATERIALS		2,776,481

TOTAL UNITED STATES		7,779,326
TOTAL COMMON STOCKS (Cost $851,847,939)		925,965,896

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	2,491	209,601
Industrials - 0.1%
Ground Transportation - 0.0%
Sixt SE	4,717	299,581
Machinery - 0.1%
Jungheinrich AG	13,625	486,537
TOTAL INDUSTRIALS		786,118

Materials - 0.2%
Chemicals - 0.2%
FUCHS SE	18,636	833,026
Construction Materials - 0.0%
STO SE & Co KGaA	718	98,650
TOTAL MATERIALS		931,676

TOTAL GERMANY		1,927,395
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	10,398	398,390
JAPAN - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Ito En Ltd	6,400	74,959
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,292,575)		2,400,744

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (i) (Cost $381,476)	4.15	382,000	381,589

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.18	5,689,404	5,690,542
Fidelity Securities Lending Cash Central Fund (j)(k)	4.18	25,966,641	25,969,238
TOTAL MONEY MARKET FUNDS (Cost $31,659,780)			31,659,780

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $886,181,770)	960,408,009
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(18,812,528)
NET ASSETS - 100.0%	941,595,481

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	100	12/19/2025	14,035,500	112,008	112,008

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,740,496 or 3.2% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $34,215,472 or 3.6% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $381,589.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,848,708	57,036,374	57,194,468	179,395	(71)	(1)	5,690,542	5,689,404	0.0%
Fidelity Securities Lending Cash Central Fund	30,090,286	91,622,239	95,743,287	687,555	-	-	25,969,238	25,966,641	0.1%
Total	35,938,994	148,658,613	152,937,755	866,950	(71)	(1)	31,659,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	40,080,425	40,035,958	44,467	-
Consumer Discretionary	113,891,952	111,040,352	2,488,783	362,817
Consumer Staples	47,111,271	47,111,271	-	-
Energy	26,693,392	26,647,948	-	45,444
Financials	116,446,042	116,446,042	-	-
Health Care	52,974,539	50,567,147	2,407,392	-
Industrials	213,629,984	213,158,854	471,130	-
Information Technology	90,774,779	90,774,779	-	-
Materials	96,973,310	96,346,690	-	626,620
Real Estate	103,453,031	103,394,238	-	58,793
Utilities	23,937,171	23,937,171	-	-

Non-Convertible Preferred Stocks
Consumer Staples	74,959	74,959	-	-
Health Care	209,601	209,601	-	-
Industrials	1,184,508	1,184,508	-	-
Materials	931,676	931,676	-	-

U.S. Treasury Obligations	381,589	-	381,589	-

Money Market Funds	31,659,780	31,659,780	-	-
Total Investments in Securities:	960,408,009	953,520,974	5,793,361	1,093,674
Derivative Instruments:

Assets
Futures Contracts	112,008	112,008	-	-
Total Assets	112,008	112,008	-	-
Total Derivative Instruments:	112,008	112,008	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	112,008	-
Total Equity Risk	112,008	-
Total Value of Derivatives	112,008	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $24,321,784) - See accompanying schedule:
Unaffiliated issuers (cost $854,521,990)	$928,748,229
Fidelity Central Funds (cost $31,659,780)	31,659,780

Total Investment in Securities (cost $886,181,770)		$960,408,009
Segregated cash with brokers for derivative instruments		55,944
Foreign currency held at value (cost $1,314,740)		1,302,916
Receivable for fund shares sold		72,353
Dividends receivable		3,494,061
Reclaims receivable		2,746,882
Distributions receivable from Fidelity Central Funds		88,235
Prepaid expenses		972
Receivable from investment adviser for expense reductions		13,683
Total assets		968,183,055
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,371
Payable for fund shares redeemed	229,506
Accrued management fee	78,985
Payable for daily variation margin on futures contracts	38,879
Other payables and accrued expenses	265,595
Collateral on securities loaned	25,969,238
Total liabilities		26,587,574
Net Assets		$941,595,481
Net Assets consist of:
Paid in capital		$940,140,383
Total accumulated earnings (loss)		1,455,098
Net Assets		$941,595,481
Net Asset Value, offering price and redemption price per share ($941,595,481 ÷ 90,654,691 shares)		$10.39
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$29,373,267
Interest		16,806
Income from Fidelity Central Funds (including $687,555 from security lending)		866,950
Income before foreign taxes withheld		$30,257,023
Less foreign taxes withheld		(1,911,648)
Total income		28,345,375
Expenses
Management fee	$839,089
Custodian fees and expenses	88,044
Independent trustees' fees and expenses	3,236
Registration fees	30,780
Audit fees	62,103
Legal	1,377
Miscellaneous	2,968
Total expenses before reductions	1,027,597
Expense reductions	(183,604)
Total expenses after reductions		843,993
Net Investment income (loss)		27,501,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,183,661
Fidelity Central Funds	(71)
Foreign currency transactions	(27,548)
Futures contracts	1,162,688
Total net realized gain (loss)		5,318,730
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	155,247,404
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	209,567
Futures contracts	506,394
Total change in net unrealized appreciation (depreciation)		155,963,364
Net gain (loss)		161,282,094
Net increase (decrease) in net assets resulting from operations		$188,783,476
Statement of Changes in Net Assets

	Year ended October 31, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,501,382	$22,002,280
Net realized gain (loss)	5,318,730	(23,378,511)
Change in net unrealized appreciation (depreciation)	155,963,364	139,750,014
Net increase (decrease) in net assets resulting from operations	188,783,476	138,373,783
Distributions to shareholders	(24,540,884)	(22,109,584)

Share transactions
Proceeds from sales of shares	46,102,143	73,474,872
Reinvestment of distributions	24,199,008	22,063,414
Cost of shares redeemed	(67,239,496)	(56,341,347)

Net increase (decrease) in net assets resulting from share transactions	3,061,655	39,196,939
Total increase (decrease) in net assets	167,304,247	155,461,138

Net Assets
Beginning of period	774,291,234	618,830,096
End of period	$941,595,481	$774,291,234

Other Information
Shares
Sold	4,974,439	8,808,522
Issued in reinvestment of distributions	2,915,543	2,754,484
Redeemed	(7,498,288)	(6,660,466)
Net increase (decrease)	391,694	4,902,540

Financial Highlights
Fidelity® SAI International Small Cap Index Fund

Years ended October 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.58	$7.25	$6.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.25	.23	.24	.09
Net realized and unrealized gain (loss)	1.78	1.34	.29	(3.27)	.03
Total from investment operations	2.08	1.59	.52	(3.03)	.12
Distributions from net investment income	(.27)	(.26)	(.23)	(.13)	-
Total distributions	(.27)	(.26)	(.23)	(.13)	-
Net asset value, end of period	$10.39	$8.58	$7.25	$6.96	$10.12
Total Return D,E	25.05%	22.16%	7.34%	(30.31)%	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12%	.14%	.14%	.14%	.19% H,I
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10% H
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10% H
Net investment income (loss)	3.27%	2.94%	3.00%	2.85%	2.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$941,595	$774,291	$618,830	$664,180	$873,419
Portfolio turnover rate J	18%	16%	13%	20%	1% K

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$203,091,831
Gross unrealized depreciation	(145,392,672)
Net unrealized appreciation (depreciation)	$57,699,159
Tax Cost	$902,708,850

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$31,844,359
Undistributed ordinary income	$(88,118,099)
Net unrealized appreciation (depreciation) on securities and other investments	$57,728,838

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(36,875,660)
Long-term	(51,242,439)
Total capital loss carryforward	$(88,118,099)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024
Ordinary Income	$24,540,884	$ 22,109,584
Total	$24,540,884	$ 22,109,584

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	158,164,370	146,395,760

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Small Cap Index Fund	1,122
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Small Cap Index Fund	70,172	26	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $183,604.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	69%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	82%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity SAI International Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI International Small Cap Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and for the period from May 27, 2021 (commencement of operations) through October 31, 2021, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from May 27, 2021 (commencement of operations) through October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, audits of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $313,332 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 72.74% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.2844 and $0.0234 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Small Cap Index Fund
Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.10% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9903806.104
SCI-ANN-1225
Fidelity® SAI Canada Equity Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Canada Equity Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 1.7%
Materials - 1.7%
Metals & Mining - 1.7%
Wheaton Precious Metals Corp	1,859,990	179,626,855
CANADA - 96.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.3%
BCE Inc	305,748	6,988,899
TELUS Corp	2,062,509	30,160,821
		37,149,720
Wireless Telecommunication Services - 0.6%
Rogers Communications Inc Class B	1,494,729	58,497,505
TOTAL COMMUNICATION SERVICES		95,647,225

Consumer Discretionary - 3.1%
Automobile Components - 0.5%
Magna International Inc	1,096,926	51,821,551
Broadline Retail - 1.6%
Canadian Tire Corp Ltd Class A	206,216	23,649,669
Dollarama Inc	1,136,529	147,731,349
		171,381,018
Hotels, Restaurants & Leisure - 0.8%
Restaurant Brands International Inc	1,275,666	83,786,212
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear Inc	583,675	34,037,131
TOTAL CONSUMER DISCRETIONARY		341,025,912

Consumer Staples - 3.7%
Consumer Staples Distribution & Retail - 3.5%
Alimentation Couche-Tard Inc	3,108,422	157,975,346
Empire Co Ltd Class A	520,310	17,676,925
George Weston Ltd	711,843	43,282,572
Loblaw Cos Ltd	2,445,670	97,195,569
Metro Inc/CN	849,055	56,595,595
		372,726,007
Food Products - 0.2%
Saputo Inc	1,017,442	24,584,584
TOTAL CONSUMER STAPLES		397,310,591

Energy - 15.7%
Oil, Gas & Consumable Fuels - 15.7%
ARC Resources Ltd	2,396,208	44,197,997
Cameco Corp	1,784,094	182,333,631
Canadian Natural Resources Ltd	8,579,038	274,458,262
Cenovus Energy Inc	5,561,464	93,976,469
Enbridge Inc	8,935,632	416,662,745
Imperial Oil Ltd	730,191	64,582,506
Keyera Corp	939,157	27,728,417
Pembina Pipeline Corp	2,380,781	90,067,548
Suncor Energy Inc	5,031,090	200,339,650
TC Energy Corp	4,259,395	213,736,566
Tourmaline Oil Corp	1,506,107	66,244,869
Whitecap Resources Inc	5,046,315	37,562,674
		1,711,891,334
Financials - 36.7%
Banks - 24.1%
Bank of Montreal	2,944,093	365,726,230
Bank of Nova Scotia/The	5,104,830	334,813,954
Canadian Imperial Bank of Commerce	3,825,074	316,931,196
National Bank of Canada	1,605,774	179,405,216
Royal Bank of Canada	5,777,168	846,340,387
Toronto Dominion Bank	7,051,159	578,953,671
		2,622,170,654
Capital Markets - 4.9%
Brookfield Asset Management Ltd Class A	1,677,745	90,756,489
Brookfield Corp Class A	8,405,129	387,071,607
IGM Financial Inc	338,983	13,039,202
TMX Group Ltd	1,139,719	42,036,051
		532,903,349
Insurance - 7.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	81,111	131,686,604
Great-West Lifeco Inc	1,141,052	48,373,999
iA Financial Corp Inc	380,311	44,892,723
Intact Financial Corp	730,916	136,344,197
Manulife Financial Corp	7,000,128	226,541,521
Power Corp of Canada Subordinate Voting Shares	2,285,705	107,069,850
Sun Life Financial Inc	2,309,894	140,499,132
		835,408,026
TOTAL FINANCIALS		3,990,482,029

Industrials - 9.7%
Aerospace & Defense - 0.8%
Bombardier Inc Class B (b)	360,134	50,319,390
CAE Inc (b)	1,248,086	35,043,047
		85,362,437
Commercial Services & Supplies - 1.1%
Element Fleet Management Corp	1,646,192	44,401,585
RB Global Inc	758,986	75,306,044
		119,707,629
Construction & Engineering - 1.9%
AtkinsRealis Group Inc	680,064	47,959,167
Stantec Inc	467,490	51,770,380
WSP Global Inc	534,957	102,273,267
		202,002,814
Ground Transportation - 4.7%
Canadian National Railway Co	2,185,973	209,612,141
Canadian Pacific Kansas City Ltd	3,776,295	271,748,925
TFI International Inc	323,244	29,048,286
		510,409,352
Professional Services - 0.9%
Thomson Reuters Corp	646,181	98,980,804
Trading Companies & Distributors - 0.3%
Toromont Industries Ltd	332,582	39,958,214
TOTAL INDUSTRIALS		1,056,421,250

Information Technology - 12.8%
Electronic Equipment, Instruments & Components - 1.5%
Celestica Inc (b)	471,281	162,252,652
IT Services - 8.6%
CGI Inc Class A	817,175	71,116,452
Shopify Inc Class A (b)	5,000,570	869,444,227
		940,560,679
Software - 2.7%
Constellation Software Inc/Canada	82,508	217,135,666
Descartes Systems Group Inc/The (b)	351,571	31,049,945
Open Text Corp	1,051,219	40,330,893
		288,516,504
TOTAL INFORMATION TECHNOLOGY		1,391,329,835

Materials - 11.0%
Chemicals - 1.0%
Nutrien Ltd	1,997,905	108,816,059
Containers & Packaging - 0.3%
CCL Industries Inc Class B	602,117	33,588,559
Metals & Mining - 9.7%
Agnico Eagle Mines Ltd/CA	2,062,573	331,735,210
Alamos Gold Inc Class A	1,723,636	53,138,940
Barrick Mining Corp	6,991,809	229,512,592
Franco-Nevada Corp	789,546	147,483,624
Kinross Gold Corp	5,027,844	116,935,775
Lundin Gold Inc	444,962	30,249,992
Pan American Silver Corp	1,729,057	60,900,086
Teck Resources Ltd Class B	1,909,353	81,912,067
		1,051,868,286
TOTAL MATERIALS		1,194,272,904

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
FirstService Corp Subordinate Voting Shares	167,620	26,682,002
Utilities - 2.6%
Electric Utilities - 2.0%
Emera Inc	1,220,907	58,044,333
Fortis Inc/Canada	2,055,747	103,333,331
Hydro One Ltd (c)(d)	1,351,957	49,863,987
		211,241,651
Gas Utilities - 0.3%
AltaGas Ltd	1,226,154	35,992,129
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp Class A	564,106	24,421,601
Multi-Utilities - 0.1%
Canadian Utilities Ltd Class A	546,699	15,310,924
TOTAL UTILITIES		286,966,305

TOTAL CANADA		10,492,029,387
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	2,805,975	45,134,074
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)	3,051,364	30,523,430
UNITED STATES - 0.4%
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	1,012,055	44,247,415
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (b)	2,906,059	60,336,129
TOTAL COMMON STOCKS (Cost $9,313,889,497)		10,851,897,290

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $1,414,057)	4.15	1,416,000	1,414,480

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $3,242,046)	4.18	3,241,397	3,242,046

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $9,318,545,600)	10,856,553,816
NET OTHER ASSETS (LIABILITIES) - 0.3%	27,314,280
NET ASSETS - 100.0%	10,883,868,096

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
TME S&P/TSX 60 Index Contracts (Canada)	126	12/18/2025	32,010,495	510,932	510,932

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $49,863,987 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,863,987 or 0.5% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,414,480.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,668,808	840,336,082	851,764,048	620,218	1,204	-	3,242,046	3,241,397	0.0%
Fidelity Securities Lending Cash Central Fund	-	642,033,456	642,033,456	487,424	-	-	-	-	0.0%
Total	14,668,808	1,482,369,538	1,493,797,504	1,107,642	1,204	-	3,242,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	95,647,225	95,647,225	-	-
Consumer Discretionary	341,025,912	341,025,912	-	-
Consumer Staples	397,310,591	397,310,591	-	-
Energy	1,711,891,334	1,711,891,334	-	-
Financials	3,990,482,029	3,990,482,029	-	-
Industrials	1,100,668,665	1,100,668,665	-	-
Information Technology	1,391,329,835	1,391,329,835	-	-
Materials	1,509,893,392	1,509,893,392	-	-
Real Estate	26,682,002	26,682,002	-	-
Utilities	286,966,305	286,966,305	-	-

U.S. Treasury Obligations	1,414,480	-	1,414,480	-

Money Market Funds	3,242,046	3,242,046	-	-
Total Investments in Securities:	10,856,553,816	10,855,139,336	1,414,480	-
Derivative Instruments:

Assets
Futures Contracts	510,932	510,932	-	-
Total Assets	510,932	510,932	-	-
Total Derivative Instruments:	510,932	510,932	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	510,932	-
Total Equity Risk	510,932	-
Total Value of Derivatives	510,932	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,315,303,554)	$10,853,311,770
Fidelity Central Funds (cost $3,242,046)	3,242,046

Total Investment in Securities (cost $9,318,545,600)		$10,856,553,816
Foreign currency held at value (cost $11,677,714)		11,670,908
Receivable for fund shares sold		11,008,740
Dividends receivable		10,606,781
Distributions receivable from Fidelity Central Funds		128,416
Receivable for daily variation margin on futures contracts		64,439
Prepaid expenses		8,371
Total assets		10,890,041,471
Liabilities
Payable for fund shares redeemed	$4,191,834
Accrued management fee	896,658
Registration fee payable	932,294
Other payables and accrued expenses	152,589
Total liabilities		6,173,375
Net Assets		$10,883,868,096
Net Assets consist of:
Paid in capital		$9,235,869,550
Total accumulated earnings (loss)		1,647,998,546
Net Assets		$10,883,868,096
Net Asset Value, offering price and redemption price per share ($10,883,868,096 ÷ 809,377,171 shares)		$13.45
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$161,568,555
Interest		51,841
Income from Fidelity Central Funds (including $487,424 from security lending)		1,107,642
Income before foreign taxes withheld		$162,728,038
Less foreign taxes withheld		(24,237,541)
Total income		138,490,497
Expenses
Management fee	$5,972,950
Custodian fees and expenses	358,684
Independent trustees' fees and expenses	17,318
Registration fees	1,122,558
Audit fees	54,344
Legal	2,481
Miscellaneous	9,953
Total expenses		7,538,288
Net Investment income (loss)		130,952,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,705,243)
Fidelity Central Funds	1,204
Foreign currency transactions	(304,208)
Futures contracts	5,034,289
Total net realized gain (loss)		(4,973,958)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,563,522,104
Assets and liabilities in foreign currencies	(26,162)
Futures contracts	607,848
Total change in net unrealized appreciation (depreciation)		1,564,103,790
Net gain (loss)		1,559,129,832
Net increase (decrease) in net assets resulting from operations		$1,690,082,041
Statement of Changes in Net Assets

	Year ended October 31, 2025	For the period July 11, 2024 (commencement of operations) through October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,952,209	$3,074,499
Net realized gain (loss)	(4,973,958)	96,348
Change in net unrealized appreciation (depreciation)	1,564,103,790	(25,619,812)
Net increase (decrease) in net assets resulting from operations	1,690,082,041	(22,448,965)
Distributions to shareholders	(14,940,014)	-

Share transactions
Proceeds from sales of shares	7,971,509,893	2,158,428,859
Reinvestment of distributions	13,172,491	-
Cost of shares redeemed	(896,464,996)	(15,471,213)

Net increase (decrease) in net assets resulting from share transactions	7,088,217,388	2,142,957,646
Total increase (decrease) in net assets	8,763,359,415	2,120,508,681

Net Assets
Beginning of period	2,120,508,681	-
End of period	$10,883,868,096	$2,120,508,681

Other Information
Shares
Sold	684,040,420	201,762,672
Issued in reinvestment of distributions	1,208,540	-
Redeemed	(76,200,176)	(1,434,285)
Net increase (decrease)	609,048,784	200,328,387

Financial Highlights
Fidelity® SAI Canada Equity Index Fund

Years ended October 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.08
Net realized and unrealized gain (loss)	2.66	.51 D
Total from investment operations	2.92	.59
Distributions from net investment income	(.06)	-
Distributions from net realized gain	- E	-
Total distributions	(.06)	-
Net asset value, end of period	$13.45	$10.59
Total Return F,G	27.68%	5.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.12%	.43% J,K
Expenses net of fee waivers, if any	.12%	.16% J,K,L
Expenses net of all reductions, if any	.12%	.16% J,K,L
Net investment income (loss)	2.16%	2.43% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$10,883,868	$2,120,509
Portfolio turnover rate M	5%	0% N,O

AFor the period July 11, 2024 (commencement of operations) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NAmount not annualized.
OAmount represents less than .005%.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI Canada Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,760,081,196
Gross unrealized depreciation	(235,307,951)
Net unrealized appreciation (depreciation)	$1,524,773,245
Tax Cost	$9,331,780,571

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$121,707,587
Undistributed long-term capital gain	$1,552,884
Net unrealized appreciation (depreciation) on securities and other investments	$1,524,738,075

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024A
Ordinary Income	$14,940,014	$-
Total	$14,940,014	$-

A For the period July 11,2024 (commencement of operations) through October 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Canada Equity Index Fund	7,486,971,035	296,214,224
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Canada Equity Index Fund	4,916
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Canada Equity Index Fund	51,715	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Canada Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Canada Equity Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period July 11, 2024 (commencement of operations) through October 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period July 11, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2025, $3,274,577, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $108,087 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 96.88% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.0560 and $0.0022 for the dividend paid December 16, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Canada Equity Index Fund
Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9912334.101
CAE-ANN-1225
Fidelity® SAI Global ex U.S. Low Volatility Index Fund

Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Schedule of Investments October 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Insurance - 0.4%
Medibank Pvt Ltd	6,498,370	20,749,191
CANADA - 9.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
BCE Inc	493,127	11,272,077
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Dollarama Inc	592,781	77,052,443
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Empire Co Ltd Class A	226,144	7,682,978
George Weston Ltd	249,633	15,178,569
Loblaw Cos Ltd	1,334,148	53,021,575
Metro Inc/CN	473,385	31,554,500
		107,437,622
Financials - 2.1%
Capital Markets - 0.5%
TMX Group Ltd	672,938	24,819,852
Insurance - 1.6%
Definity Financial Corp	216,666	10,079,823
Intact Financial Corp	389,694	72,693,053
		82,772,876
TOTAL FINANCIALS		107,592,728

Industrials - 1.0%
Professional Services - 1.0%
Thomson Reuters Corp	319,459	48,934,135
Utilities - 2.3%
Electric Utilities - 2.3%
Emera Inc (b)	679,388	32,299,449
Fortis Inc/Canada	1,195,834	60,109,299
Hydro One Ltd (c)(d)	752,266	27,745,692
		120,154,440
TOTAL CANADA		472,443,445
CHINA - 12.2%
Consumer Staples - 0.1%
Food Products - 0.1%
Want Want China Holdings Ltd	10,000,000	6,460,289
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
China Shenhua Energy Co Ltd H Shares	10,160,000	52,901,481
Financials - 10.1%
Banks - 9.3%
Agricultural Bank of China Ltd H Shares	99,868,000	76,084,519
Bank of Beijing Co Ltd A Shares (China)	4,303,100	3,379,651
Bank of China Ltd H Shares	144,848,000	82,018,802
Bank of Communications Co Ltd H Shares	59,691,000	53,003,700
Bank of Jiangsu Co Ltd A Shares (China)	3,659,600	5,542,823
Bank of Shanghai Co Ltd A Shares (China)	2,826,900	3,769,253
BOC Hong Kong Holdings Ltd	8,668,500	42,592,008
China CITIC Bank Corp Ltd H Shares	26,399,000	25,174,098
China Construction Bank Corp H Shares	89,126,000	88,238,458
Chongqing Rural Commercial Bank Co Ltd H Shares	7,081,000	5,822,958
Huaxia Bank Co Ltd A Shares (China)	3,319,000	3,175,653
Industrial & Commercial Bank of China Ltd H Shares	111,925,000	86,710,529
		475,512,452
Financial Services - 0.0%
Far East Horizon Ltd	3,613,000	3,245,425
Insurance - 0.8%
PICC Property & Casualty Co Ltd H Shares	16,360,000	38,654,870
TOTAL FINANCIALS		517,412,747

Industrials - 0.5%
Construction & Engineering - 0.1%
China State Construction Engineering Corp Ltd A Shares (China)	8,035,000	6,130,054
Ground Transportation - 0.2%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	9,616,388	7,012,259
Daqin Railway Co Ltd A Shares (China)	4,327,200	3,483,696
		10,495,955
Transportation Infrastructure - 0.2%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	1,153,400	1,662,670
Jiangsu Expressway Co Ltd H Shares	3,088,000	3,759,384
Qingdao Port International Co Ltd H Shares (c)(d)	2,682,000	2,450,560
Shanghai International Port Group Co Ltd A Shares (China)	3,799,600	2,978,864
		10,851,478
TOTAL INDUSTRIALS		27,477,487

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
China Railway Signal & Communication Corp Ltd H Shares (c)(d)	7,024,000	3,082,386
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,490,600	2,084,336
China Yangtze Power Co Ltd A Shares (China)	4,472,100	17,656,168
		19,740,504
TOTAL CHINA		627,074,894
DENMARK - 0.7%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	793,927	19,569,551
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	380,418	18,728,630
TOTAL DENMARK		38,298,181
FINLAND - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	258,321	11,386,102
FRANCE - 1.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Orange SA	4,376,322	70,005,296
GERMANY - 0.5%
Consumer Staples - 0.5%
Personal Care Products - 0.5%
Beiersdorf AG	227,567	24,125,293
HONG KONG - 2.7%
Financials - 0.7%
Banks - 0.7%
Hang Seng Bank Ltd	1,726,700	33,687,155
Industrials - 0.2%
Ground Transportation - 0.2%
MTR Corp Ltd (b)	3,881,500	14,236,154
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Hongkong Land Holdings Ltd (Singapore)	2,477,100	15,135,081
Sino Land Co Ltd	9,490,390	11,785,815
		26,920,896
Utilities - 1.3%
Electric Utilities - 1.0%
CLP Holdings Ltd	3,918,000	33,429,217
Power Assets Holdings Ltd	2,666,500	16,938,111
		50,367,328
Gas Utilities - 0.3%
Hong Kong & China Gas Co Ltd	15,677,000	14,586,446
TOTAL UTILITIES		64,953,774

TOTAL HONG KONG		139,797,979
INDIA - 8.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	416,183	9,632,715
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Eicher Motors Ltd	337,104	26,610,575
Maruti Suzuki India Ltd	315,442	57,519,791
		84,130,366
Consumer Staples - 2.3%
Food Products - 0.5%
Nestle India Ltd	1,666,844	23,878,317
Personal Care Products - 1.2%
Hindustan Unilever Ltd	2,114,658	58,735,869
Tobacco - 0.6%
ITC Ltd	7,021,945	33,252,685
TOTAL CONSUMER STAPLES		115,866,871

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd	3,769,578	63,122,861
Health Care - 0.4%
Health Care Providers & Services - 0.1%
Narayana Hrudayalaya Ltd (d)	163,412	3,235,287
Life Sciences Tools & Services - 0.0%
Syngene International Ltd (c)(d)	432,046	3,164,232
Pharmaceuticals - 0.3%
Dr Reddy's Laboratories Ltd	1,026,604	13,814,201
TOTAL HEALTH CARE		20,213,720

Information Technology - 2.2%
IT Services - 2.2%
HCL Technologies Ltd	2,533,208	43,991,890
Tata Consultancy Services Ltd	1,939,326	66,810,780
		110,802,670
Materials - 0.5%
Chemicals - 0.2%
Pidilite Industries Ltd	743,428	12,098,869
Construction Materials - 0.3%
Ambuja Cements Ltd	1,916,250	12,205,799
TOTAL MATERIALS		24,304,668

Utilities - 0.2%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	3,227,579	10,477,405
TOTAL INDIA		438,551,276
INDONESIA - 0.8%
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	5,364,100	2,806,234
Indofood Sukses Makmur Tbk PT	10,708,900	4,765,235
		7,571,469
Health Care - 0.1%
Pharmaceuticals - 0.1%
Kalbe Farma Tbk PT	47,894,200	3,671,985
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Jardine Matheson Holdings Ltd (Singapore)	501,500	29,463,125
TOTAL INDONESIA		40,706,579
ISRAEL - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	5,341,787	10,936,200
Industrials - 0.6%
Aerospace & Defense - 0.6%
Elbit Systems Ltd	59,424	28,449,551
TOTAL ISRAEL		39,385,751
ITALY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	79,677	4,729,744
JAPAN - 20.0%
Communication Services - 4.5%
Diversified Telecommunication Services - 1.4%
NTT Inc	70,720,600	72,789,448
Wireless Telecommunication Services - 3.1%
KDDI Corp	5,011,700	79,888,318
SoftBank Corp	56,371,300	80,103,560
		159,991,878
TOTAL COMMUNICATION SERVICES		232,781,326

Consumer Discretionary - 3.6%
Automobile Components - 0.9%
Bridgestone Corp	1,008,200	44,013,112
Automobiles - 1.4%
Toyota Motor Corp	3,487,900	71,108,294
Broadline Retail - 0.7%
Pan Pacific International Holdings Corp	6,307,000	37,517,873
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd (b)	210,900	8,252,072
Skylark Holdings Co Ltd	529,300	9,575,553
Zensho Holdings Co Ltd	217,000	13,524,658
		31,352,283
TOTAL CONSUMER DISCRETIONARY		183,991,562

Consumer Staples - 0.8%
Beverages - 0.1%
Suntory Beverage & Food Ltd	268,300	8,116,375
Food Products - 0.7%
Ajinomoto Co Inc	828,900	23,520,730
MEIJI Holdings Co Ltd	596,500	11,468,623
		34,989,353
TOTAL CONSUMER STAPLES		43,105,728

Financials - 3.8%
Banks - 1.4%
Gunma Bank Ltd/The	156,400	1,624,790
Hachijuni Bank Ltd/The	1,114,000	11,229,635
Japan Post Bank Co Ltd	4,135,300	46,368,168
Mebuki Financial Group Inc	2,373,200	14,812,673
		74,035,266
Insurance - 2.4%
Japan Post Holdings Co Ltd	4,215,300	39,565,449
Tokio Marine Holdings Inc	2,145,300	80,005,099
		119,570,548
TOTAL FINANCIALS		193,605,814

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Medipal Holdings Corp	494,600	8,055,584
Industrials - 1.8%
Building Products - 0.3%
Agc Inc	536,100	16,767,257
Commercial Services & Supplies - 0.7%
Secom Co Ltd	996,200	33,697,947
Ground Transportation - 0.8%
Hankyu Hanshin Holdings Inc	607,100	16,293,334
Kintetsu Group Holdings Co Ltd	440,900	8,358,246
Kyushu Railway Co	376,800	9,552,642
Tobu Railway Co Ltd	470,300	7,578,937
		41,783,159
TOTAL INDUSTRIALS		92,248,363

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 1.1%
Hirose Electric Co Ltd	77,200	10,369,476
Kyocera Corp	3,358,600	44,676,725
		55,046,201
IT Services - 0.5%
Otsuka Corp	541,600	10,718,836
TIS Inc	487,000	16,795,828
		27,514,664
Technology Hardware, Storage & Peripherals - 1.7%
Canon Inc	1,040,600	29,933,034
FUJIFILM Holdings Corp	2,423,900	56,177,982
		86,111,016
TOTAL INFORMATION TECHNOLOGY		168,671,881

Materials - 0.2%
Paper & Forest Products - 0.2%
Oji Holdings Corp	2,373,600	11,988,906
Real Estate - 0.2%
Diversified REITs - 0.2%
Daiwa House REIT Investment Corp	10,254	8,836,099
Utilities - 1.7%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	1,772,000	24,663,812
Kansai Electric Power Co Inc/The	225,100	3,516,502
		28,180,314
Gas Utilities - 1.2%
Osaka Gas Co Ltd	939,200	29,545,400
Tokyo Gas Co Ltd	819,800	28,736,355
		58,281,755
TOTAL UTILITIES		86,462,069

TOTAL JAPAN		1,029,747,332
KOREA (SOUTH) - 0.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
KT&G Corp	224,218	21,052,892
Financials - 0.0%
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd (e)	132,215	2,525,411
TOTAL KOREA (SOUTH)		23,578,303
KUWAIT - 0.9%
Financials - 0.8%
Banks - 0.8%
National Bank of Kuwait SAKP	12,676,445	43,391,254
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Agility Global PLC	11,056,907	3,281,294
TOTAL KUWAIT		46,672,548
MALAYSIA - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TIME dotCom Bhd	2,805,400	3,195,262
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	11,400	307,593
Financials - 0.9%
Banks - 0.9%
Hong Leong Bank Bhd	953,100	4,679,020
Malayan Banking Bhd	18,163,900	42,807,472
		47,486,492
Health Care - 0.3%
Health Care Providers & Services - 0.3%
IHH Healthcare Bhd	7,292,800	14,366,189
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Sime Darby Bhd	6,138,600	3,004,807
Marine Transportation - 0.1%
MISC Bhd	2,934,200	5,457,836
TOTAL INDUSTRIALS		8,462,643

Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	879,300	3,884,205
TOTAL MALAYSIA		77,702,384
MEXICO - 0.3%
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	1,187,600	11,502,368
Real Estate - 0.1%
Industrial REITs - 0.1%
Fibra MTY SAPI de CV	5,349,400	4,114,591
TOTAL MEXICO		15,616,959
NETHERLANDS - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	853,942	3,951,585
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
Koninklijke Ahold Delhaize NV	1,936,481	79,261,333
Industrials - 1.1%
Professional Services - 1.1%
Wolters Kluwer NV	478,235	58,568,992
TOTAL NETHERLANDS		141,781,910
PHILIPPINES - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Manila Electric Co	721,770	7,191,944
SAUDI ARABIA - 3.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Saudi Telecom Co	4,604,248	55,467,543
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Jarir Marketing Co	1,647,777	6,239,083
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	9,297	287,564
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Saudi Arabian Oil Co (c)(d)	11,934,484	82,420,909
Financials - 0.2%
Banks - 0.2%
Alinma Bank	1,282,659	8,858,190
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	63,431	2,773,827
TOTAL FINANCIALS		11,632,017

Materials - 0.1%
Chemicals - 0.1%
Saudi Basic Industries Corp	283,366	4,612,829
Utilities - 0.1%
Electric Utilities - 0.1%
Saudi Electricity Co	790,401	3,378,431
TOTAL SAUDI ARABIA		164,038,376
SINGAPORE - 1.7%
Financials - 0.8%
Banks - 0.2%
Oversea-Chinese Banking Corp Ltd	920,900	12,048,960
Capital Markets - 0.6%
Singapore Exchange Ltd	1,943,000	25,272,734
TOTAL FINANCIALS		37,321,694

Industrials - 0.4%
Aerospace & Defense - 0.4%
Singapore Technologies Engineering Ltd	3,514,300	22,922,870
Real Estate - 0.5%
Industrial REITs - 0.5%
CapitaLand Ascendas REIT	8,043,500	17,426,759
Mapletree Industrial Trust	4,611,864	7,547,073
		24,973,832
TOTAL SINGAPORE		85,218,396
SWITZERLAND - 2.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Swisscom AG	61,122	44,773,432
Financials - 0.2%
Banks - 0.2%
Banque Cantonale Vaudoise	73,883	8,565,746
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Galenica AG (c)(d)	120,336	12,949,484
Materials - 0.1%
Chemicals - 0.1%
Givaudan SA	2,006	8,220,923
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
PSP Swiss Property AG	108,360	18,729,886
Swiss Prime Site AG	190,118	27,002,781
		45,732,667
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	13,788	3,082,275
TOTAL SWITZERLAND		123,324,527
TAIWAN - 10.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.8%
Chunghwa Telecom Co Ltd	9,009,000	38,340,809
Wireless Telecommunication Services - 0.5%
Far EasTone Telecommunications Co Ltd	4,217,000	12,673,744
Taiwan Mobile Co Ltd	4,149,000	14,761,047
		27,434,791
TOTAL COMMUNICATION SERVICES		65,775,600

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Poya International Co Ltd	151,590	2,238,536
Leisure Products - 0.0%
Fusheng Precision Co Ltd	258,000	2,032,783
TOTAL CONSUMER DISCRETIONARY		4,271,319

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.2%
President Chain Store Corp	1,289,000	9,988,514
Food Products - 0.6%
Uni-President Enterprises Corp	11,183,000	28,595,169
TOTAL CONSUMER STAPLES		38,583,683

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Formosa Petrochemical Corp	4,004,000	5,815,154
Financials - 4.3%
Banks - 4.2%
Chang Hwa Commercial Bank Ltd	19,380,639	12,467,888
E.Sun Financial Holding Co Ltd	33,682,893	32,557,868
Far Eastern International Bank	10,638,709	4,372,592
First Financial Holding Co Ltd	27,637,870	25,637,182
Hua Nan Financial Holdings Co Ltd	24,840,070	23,566,510
Mega Financial Holding Co Ltd	27,795,480	36,485,067
Shanghai Commercial & Savings Bank Ltd/The	11,523,000	14,825,876
SinoPac Financial Holdings Co Ltd	31,195,702	25,998,108
Taichung Commercial Bank Co Ltd	9,854,114	6,851,584
Taichung Commercial Bank Co Ltd rights 12/8/2025 (e)	124,806	10,137
Taiwan Business Bank	17,370,936	8,663,457
Taiwan Cooperative Financial Holding Co Ltd	26,824,236	20,699,058
Union Bank Of Taiwan	8,280,780	4,990,853
		217,126,180
Capital Markets - 0.1%
IBF Financial Holdings Co Ltd	7,181,930	3,558,530
TOTAL FINANCIALS		220,684,710

Industrials - 0.5%
Commercial Services & Supplies - 0.0%
Taiwan Secom Co Ltd	601,000	2,108,909
Electrical Equipment - 0.3%
Teco Electric and Machinery Co Ltd	3,119,000	11,805,949
Industrial Conglomerates - 0.1%
Far Eastern New Century Corp	8,936,000	7,693,937
Transportation Infrastructure - 0.1%
Taiwan High Speed Rail Corp	4,951,000	4,399,566
TOTAL INDUSTRIALS		26,008,361

Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 0.3%
Synnex Technology International Corp	3,079,000	5,682,215
Wpg Holding Co Ltd	3,984,000	7,805,419
		13,487,634
IT Services - 0.0%
Systex Corp	639,000	2,688,625
Semiconductors & Semiconductor Equipment - 1.9%
Chipbond Technology Corp	1,450,000	2,807,850
Taiwan Semiconductor Manufacturing Co Ltd	1,879,000	90,758,612
Topco Scientific Co Ltd	426,000	4,733,641
		98,300,103
Technology Hardware, Storage & Peripherals - 0.8%
Catcher Technology Co Ltd	1,535,000	9,899,847
Chicony Electronics Co Ltd	1,595,000	6,736,955
Compal Electronics Inc	9,792,000	10,514,835
Pegatron Corp	4,829,000	11,641,816
		38,793,453
TOTAL INFORMATION TECHNOLOGY		153,269,815

Materials - 0.2%
Construction Materials - 0.2%
Asia Cement Corp	6,192,000	7,302,931
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co Ltd	554,333	2,278,352
TOTAL MATERIALS		9,581,283

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Highwealth Construction Corp	3,951,675	5,007,321
Huaku Development Co Ltd	561,600	1,897,667
		6,904,988
TOTAL TAIWAN		530,894,913
THAILAND - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	2,627,000	24,478,679
UNITED ARAB EMIRATES - 1.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Americana Restaurants International PLC - Foreign Co	6,969,999	3,966,103
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	7,693,679	7,519,925
TOTAL CONSUMER DISCRETIONARY		11,486,028

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	16,703,086	15,871,104
Dana Gas PJSC	14,213,726	3,204,227
		19,075,331
Financials - 0.5%
Banks - 0.5%
Abu Dhabi Islamic Bank PJSC	341,923	1,966,107
Dubai Islamic Bank PJSC	7,629,107	19,732,508
Sharjah Islamic Bank	4,788,539	3,846,007
		25,544,622
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Salik Co PJSC	4,816,857	7,842,417
Materials - 0.0%
Chemicals - 0.0%
Borouge PLC	7,885,381	5,388,667
Utilities - 0.4%
Multi-Utilities - 0.4%
Dubai Electricity & Water Authority PJSC	21,513,084	16,282,926
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	5,280,607	2,271,569
TOTAL UTILITIES		18,554,495

TOTAL UNITED ARAB EMIRATES		87,891,560
UNITED KINGDOM - 5.7%
Financials - 0.5%
Insurance - 0.5%
Admiral Group PLC	642,397	27,646,719
Health Care - 2.4%
Pharmaceuticals - 2.4%
Astrazeneca PLC	747,447	123,290,378
Industrials - 1.2%
Professional Services - 1.2%
RELX PLC	1,369,000	60,504,866
Utilities - 1.6%
Multi-Utilities - 1.6%
National Grid PLC	5,415,160	81,195,518
TOTAL UNITED KINGDOM		292,637,481
UNITED STATES - 9.5%
Consumer Staples - 1.8%
Food Products - 1.8%
Nestle SA	941,669	89,975,023
Health Care - 6.3%
Life Sciences Tools & Services - 0.5%
QIAGEN NV (Germany)	516,837	24,282,043
Pharmaceuticals - 5.8%
Haleon PLC	2,122,008	9,867,829
Novartis AG	950,558	117,642,646
Roche Holding AG	353,585	114,533,406
Sanofi SA	553,367	55,980,181
		298,024,062
TOTAL HEALTH CARE		322,306,105

Industrials - 1.4%
Commercial Services & Supplies - 1.4%
Waste Connections Inc	445,806	74,765,596
TOTAL UNITED STATES		487,046,724
TOTAL COMMON STOCKS (Cost $4,599,936,828)		5,065,075,767

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (g) (Cost $2,978,908)	4.15	2,983,000	2,979,799

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.18	52,270,001	52,280,455
Fidelity Securities Lending Cash Central Fund (h)(i)	4.18	52,902,200	52,907,490
TOTAL MONEY MARKET FUNDS (Cost $105,187,945)			105,187,945

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,708,103,681)	5,173,243,511
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(34,881,502)
NET ASSETS - 100.0%	5,138,362,009

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	314	12/19/2025	44,071,470	304,521	304,521
ICE MSCI Emerging Markets Index Contracts (United States)	310	12/19/2025	21,817,800	910,922	910,922
TME S&P/TSX 60 Index Contracts (Canada)	29	12/18/2025	7,367,495	189,162	189,162

TOTAL FUTURES CONTRACTS					1,404,605
The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,813,263 or 2.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $135,048,550 or 2.6% of net assets.

(e)	Non-income producing.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,545,266.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	262,402,163	1,376,199,968	1,586,321,798	2,855,006	122	-	52,280,455	52,270,001	0.1%
Fidelity Securities Lending Cash Central Fund	6,391,875	824,379,266	777,863,651	44,459	-	-	52,907,490	52,902,200	0.2%
Total	268,794,038	2,200,579,234	2,364,185,449	2,899,465	122	-	105,187,945

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	543,655,817	198,576,801	345,079,016	-
Consumer Discretionary	367,170,801	214,531,522	152,639,279	-
Consumer Staples	545,537,728	431,437,412	114,100,316	-
Energy	223,335,736	223,335,736	-	-
Financials	1,317,415,851	1,149,162,157	168,253,694	-
Health Care	528,311,819	74,454,548	453,857,271	-
Industrials	503,165,854	442,660,988	60,504,866	-
Information Technology	435,826,752	288,890,158	146,936,594	-
Materials	64,097,276	64,097,276	-	-
Real Estate	117,483,073	117,483,073	-	-
Utilities	419,075,060	337,879,542	81,195,518	-

U.S. Treasury Obligations	2,979,799	-	2,979,799	-

Money Market Funds	105,187,945	105,187,945	-	-
Total Investments in Securities:	5,173,243,511	3,647,697,158	1,525,546,353	-
Derivative Instruments:

Assets
Futures Contracts	1,404,605	1,404,605	-	-
Total Assets	1,404,605	1,404,605	-	-
Total Derivative Instruments:	1,404,605	1,404,605	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,404,605	-
Total Equity Risk	1,404,605	-
Total Value of Derivatives	1,404,605	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of October 31, 2025
Assets
Investment in securities, at value (including securities loaned of $49,446,242) - See accompanying schedule:
Unaffiliated issuers (cost $4,602,915,736)	$5,068,055,566
Fidelity Central Funds (cost $105,187,945)	105,187,945

Total Investment in Securities (cost $4,708,103,681)		$5,173,243,511
Foreign currency held at value (cost $7,796,875)		7,764,063
Receivable for fund shares sold		3,471,037
Dividends receivable		13,444,889
Reclaims receivable		4,465,665
Distributions receivable from Fidelity Central Funds		216,568
Prepaid expenses		5,635
Total assets		5,202,611,368
Liabilities
Payable for fund shares redeemed	$5,490,848
Accrued management fee	648,090
Payable for daily variation margin on futures contracts	155,521
Deferred taxes	4,504,283
Other payables and accrued expenses	543,127
Collateral on securities loaned	52,907,490
Total liabilities		64,249,359
Net Assets		$5,138,362,009
Net Assets consist of:
Paid in capital		$4,602,693,534
Total accumulated earnings (loss)		535,668,475
Net Assets		$5,138,362,009
Net Asset Value, offering price and redemption price per share ($5,138,362,009 ÷ 450,158,175 shares)		$11.41
Statement of Operations
Year ended October 31, 2025
Investment Income
Dividends		$168,047,795
Interest		221,798
Income from Fidelity Central Funds (including $44,459 from security lending)		2,899,465
Income before foreign taxes withheld		$171,169,058
Less foreign taxes withheld		(16,819,913)
Total income		154,349,145
Expenses
Management fee	$7,137,857
Custodian fees and expenses	1,398,208
Independent trustees' fees and expenses	15,786
Registration fees	397,538
Audit fees	65,093
Legal	3,070
Interest	29,841
Miscellaneous	7,874
Total expenses		9,055,267
Net Investment income (loss)		145,293,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(61,501,169)
Fidelity Central Funds	122
Foreign currency transactions	202,837
Futures contracts	14,941,714
Total net realized gain (loss)		(46,356,496)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,504,283)	505,767,069
Assets and liabilities in foreign currencies	(378,318)
Futures contracts	2,533,115
Total change in net unrealized appreciation (depreciation)		507,921,866
Net gain (loss)		461,565,370
Net increase (decrease) in net assets resulting from operations		$606,859,248
Statement of Changes in Net Assets

	Year ended October 31, 2025	For the period July 25, 2024 (commencement of operations) through October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$145,293,878	$1,156,008
Net realized gain (loss)	(46,356,496)	(965,122)
Change in net unrealized appreciation (depreciation)	507,921,866	(46,044,308)
Net increase (decrease) in net assets resulting from operations	606,859,248	(45,853,422)
Distributions to shareholders	(13,252,161)	-

Share transactions
Proceeds from sales of shares	3,176,910,817	2,872,906,488
Reinvestment of distributions	12,775,866	-
Cost of shares redeemed	(1,449,405,557)	(22,579,270)

Net increase (decrease) in net assets resulting from share transactions	1,740,281,126	2,850,327,218
Total increase (decrease) in net assets	2,333,888,213	2,804,473,796

Net Assets
Beginning of period	2,804,473,796	-
End of period	$5,138,362,009	$2,804,473,796

Other Information
Shares
Sold	307,783,815	279,018,399
Issued in reinvestment of distributions	1,271,231	-
Redeemed	(135,721,703)	(2,193,567)
Net increase (decrease)	173,333,343	276,824,832

Financial Highlights
Fidelity® SAI Global ex U.S. Low Volatility Index Fund

Years ended October 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.03
Net realized and unrealized gain (loss)	.98	.10 D
Total from investment operations	1.31	.13
Distributions from net investment income	(.03)	-
Total distributions	(.03)	-
Net asset value, end of period	$11.41	$10.13
Total Return E,F	12.96%	1.30%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19%	.75% I,J
Expenses net of fee waivers, if any	.19%	.26% I,J,K
Expenses net of all reductions, if any	.19%	.26% I,J,K
Net investment income (loss)	3.05%	1.37% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$5,138,362	$2,804,474
Portfolio turnover rate L	38 % M	204% M,N

AFor the period July 25, 2024 (commencement of operations) through October 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
NAmount not annualized.
Notes to Financial Statements

For the period ended October 31, 2025

1. Organization.
Fidelity SAI Global ex U.S. Low Volatility Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$576,583,116
Gross unrealized depreciation	(134,746,518)
Net unrealized appreciation (depreciation)	$441,836,598
Tax Cost	$4,731,406,913

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$142,955,906
Capital loss carryforward	$(44,457,152)
Net unrealized appreciation (depreciation) on securities and other investments	$441,674,004

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(44,457,152)
Long-term	-
Total capital loss carryforward	$(44,457,152)

The tax character of distributions paid was as follows:

	October 31, 2025	October 31, 2024A
Ordinary Income	$13,252,161	$-
Total	$13,252,161	$-

A For the period July 25, 2024 (commencement of operations) through October 31, 2024.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	3,057,488,566	1,740,675,416
6.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	Borrower	58,605,000	4.58%	29,841

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	61,871,986	619,203,138

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	162,914,102	1,676,879,291
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	3,775
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Global ex U.S. Low Volatility Index Fund	5,213	4	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Global ex U.S. Low Volatility Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Global ex U.S. Low Volatility Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period July 25, 2024 (commencement of operations) through October 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period July 25, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $536,467 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 71.83% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.0247 and $0.0002 for the dividend paid December 16,2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Global ex U.S. Low Volatility Index Fund
Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other expenses, such as pricing and bookkeeping and transfer agent fees, paid by FMR and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. In information provided to the Board, Fidelity noted that the fund's group comprises all funds with one of 17 international equity Morningstar categories due to a limited number of peers in each individual category. The Board noted that the fund ranked below the median when compared to funds in the three non-U.S. large cap categories in the peer group and excluding funds in a fund complex with a unique at-cost service model. The Board also considered that the fund's management fee covers expenses beyond portfolio management and the competitor funds within the subset have management fees that only cover portfolio management expenses.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.25% through February 28, 2026.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9912327.101
GEU-ANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025